September 30, 2002

Financial statements (audited)
including statements of investments

TIAA-CREF
Institutional
Mutual Funds

                                                          2002
                               -------------------------------------------------
                               ANNUAL REPORT
                               -------------------------------------------------

                                                 Large-Cap Value Fund
                                                 Mid-Cap Growth Fund
                                                 Mid-Cap Value Fund
                                                 Small-Cap Equity Fund
                                                 Large-Cap Growth Index Fund
                                                 Large-Cap Value Index Fund
                                                 S&P 500 Index Fund
                                                 Mid-Cap Growth Index Fund
                                                 Mid-Cap Value Index Fund
                                                 Mid-Cap Blend Index Fund
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----------------------------------------         Real Estate Securities Fund
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          --FOR INTERNAL USE ONLY--

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


                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
                                    16 FUNDS


                                      INDEX
                               SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

                                                                            PAGE
Statement of Investments ...................................................   1
Statement of Assets and Liabilities ........................................ 104
Statement of Operations .................................................... 106
Statements of Changes in Net Assets ........................................ 108
Notes to Financial Statements .............................................. 114

    Statement
    of Investments - Institutional Large-Cap Value Fund - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----

COMMON STOCK--99.79%
 AEROSPACE AND DEFENSE--1.74%
      1,300        Boeing Co ...................................   $     44,369
        600        General Dynamics Corp .......................         48,798
        400        Goodrich Corp ...............................          7,552
      1,400        Lockheed Martin Corp ........................         90,538
        467        Northrop Grumman Corp .......................         57,927
        200        Precision Castparts Corp ....................          4,336
      1,700        Raytheon Co .................................         49,810
        700        Rockwell Collins, Inc .......................         15,358
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE .................        318,688
                                                                   ------------
 BASIC INDUSTRIES--7.75%
        700        Air Products & Chemicals, Inc ...............         29,407
     16,600     b* Bethlehem Steel Corp ........................          1,826
        200        Centex Corp .................................          8,870
        400        Clayton Homes, Inc ..........................          4,392
        400        D.R. Horton, Inc ............................          7,448
      1,700        Du Pont (E.I.) de Nemours & Co ..............         61,319
        300        Fluor Corp ..................................          7,332
        200        KB Home .....................................          9,768
        100        Lafarge North America, Inc ..................          2,897
        200        Lennar Corp .................................         11,156
        200        Martin Marietta Materials, Inc ..............          6,514
      1,200        Masco Corp ..................................         23,460
     19,500        Monsanto Co .................................        298,155
      3,500        Newmont Mining Corp .........................         96,285
        200        Pulte Homes, Inc ............................          8,526
      6,600        Rohm & Haas Co ..............................        204,600
        100        Ryland Group, Inc ...........................          3,717
        100        Stanley Works ...............................          3,267
        200      * Toll Brothers, Inc ..........................          4,348
        400        Vulcan Materials Co .........................         14,464
     13,900        Weyerhaeuser Co .............................        608,403
        100        York International Corp .....................          2,820
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             1,418,974
                                                                   ------------
 CONSUMER CYCLICAL--11.07%
      7,000      * AOL Time Warner, Inc ........................         81,900
     15,100        Autoliv, Inc ................................        318,308
     38,800      * Charter Communications, Inc (Class A) .......         72,168
      7,600      * Clear Channel Communications, Inc ...........        264,100
      1,400        Eastman Kodak Co ............................         38,136
        900      * Federated Department Stores, Inc ............         26,496
        400      * Foot Locker, Inc ............................          3,996
      1,200        Gannett Co, Inc .............................         86,616
      3,600        General Motors Corp .........................        140,040
        500      * Jones Apparel Group, Inc ....................         15,350
        400        Knight Ridder, Inc ..........................         22,564
     33,100      * Liberty Media Corp (Class A) ................        237,658
      1,200        Limited Brands, Inc .........................         17,208
        500        Liz Claiborne, Inc ..........................         12,475
     26,400        McDonald's Corp .............................        466,224
        200        McGraw-Hill Cos, Inc ........................         12,244
        100      * Neiman Marcus Group, Inc (Class A) ..........          2,625
        400        Nordstrom, Inc ..............................          7,176
        100      * Polo Ralph Lauren Corp ......................          2,078
        300        Reader's Digest Association, Inc (Class A) ..          4,695
        200      * Reebok International Ltd ....................          5,010
        900        Sears Roebuck & Co ..........................         35,100
        400        VF Corp .....................................         14,392
      3,400      * Viacom, Inc (Class B) .......................        137,870
        100      * Zale Corp ...................................          3,016
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                            2,027,445
                                                                   ------------
 CONSUMER NON-CYCLICAL--9.20%
        100        Alberto-Culver Co (Class B) .................          4,903
      1,800        Albertson's, Inc ............................         43,488
      1,400        Anheuser-Busch Cos, Inc .....................         70,840
      1,100        Avon Products, Inc ..........................         50,710
        100      * Barnes & Noble, Inc .........................          2,116
        300      * Borders Group, Inc ..........................          4,740
      3,900        Bunge Ltd ...................................         94,380
      1,000        Campbell Soup Co ............................         22,080
        400        Clorox Co ...................................         16,072
      1,500        Coca-Cola Co ................................         71,940
        300        Colgate-Palmolive Co ........................         16,185
        600      * Costco Wholesale Corp .......................         19,422
      1,800        CVS Corp ....................................         45,630
        100        Dial Corp ...................................          2,146
        100        Estee Lauder Cos (Class A) ..................          2,874
      7,700        General Mills, Inc ..........................        342,034
      2,000        Gillette Co .................................         59,200
        800        H.J. Heinz Co ...............................         26,696
        200        Hershey Foods Corp ..........................         12,410
        100        International Flavors & Fragrances, Inc .....          3,185
        500      * Kellogg Co ..................................         16,625
        800        Kroger Co ...................................         11,280
        100        Lancaster Colony Corp .......................          4,212
        100        Mattel, Inc .................................          1,801
      1,200        Newell Rubbermaid, Inc ......................         37,044
      1,400      * Office Depot, Inc ...........................         17,276
     10,100        Philip Morris Cos, Inc ......................        391,880
      2,600        Procter & Gamble Co .........................        232,388
      1,300      * Safeway, Inc ................................         28,990
      1,800        Sara Lee Corp ...............................         32,922
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                        1,685,469
                                                                   ------------
 ENERGY--9.41%
      8,000        Baker Hughes, Inc ...........................        232,240
      5,600        Burlington Resources, Inc ...................        214,816
      3,100        ChevronTexaco Corp ..........................        214,675
      1,200        ConocoPhillips ..............................         55,488
     28,300        Exxon Mobil Corp ............................        902,770
      2,900        Noble Energy, Inc ...........................         98,513
        200        Occidental Petroleum Corp ...................          5,676
                                                                   ------------
                   TOTAL ENERGY                                       1,724,178
                                                                   ------------
 FINANCIAL SERVICES--30.77%
        300        A.G. Edwards, Inc ...........................          9,594
      3,000        AMB Property Corp ...........................         86,700
        300        Ambac Financial Group, Inc ..................         16,167
      2,100        American Express Co .........................         65,478
        400        Astoria Financial Corp ......................          9,760
      9,500        Bank Of America Corp ........................        606,100
        700        Bank Of New York Co, Inc ....................         20,118
      8,000        Bank One Corp ...............................        299,200
      1,000        BB&T Corp ...................................         35,040
        400        Bear Stearns Cos, Inc .......................         22,560
      4,100        Charter One Financial, Inc ..................        121,852
        700        Chubb Corp ..................................         38,381
     13,900        Citigroup, Inc ..............................        412,135
      3,600        Comerica, Inc ...............................        173,592
        500        Countrywide Credit Industries, Inc ..........         23,575
        100        Downey Financial Corp .......................          3,425
      4,300        Duke Realty Corp ............................        105,866
      5,500        Equity Office Properties Trust ..............        142,010
        400        Fidelity National Financial, Inc ............         11,496
     14,100        FleetBoston Financial Corp ..................        286,653
        200        FNB Corp ....................................          5,604
        800        Franklin Resources, Inc .....................         24,880
      5,900        Freddie Mac .................................        329,810
        300        Golden State Bancorp, Inc ...................          9,696

                       SEE NOTES TO FINANCIAL STATEMENTS

                      2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 1

    Statement
    of Investments - Institutional Large-Cap Value Fund - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(Continued)
        600        Golden West Financial Corp ..................   $     37,308
        400        Greenpoint Financial Corp ...................         16,696
      1,100        Hartford Financial Services Group, Inc ......         45,100
        200        HCC Insurance Holdings, Inc .................          4,802
      5,500        Hibernia Corp (Class A) .....................        109,945
      1,800        Household International, Inc ................         50,958
        200        Instinet Group, Inc .........................            620
        700        Jefferson-Pilot Corp ........................         28,070
      1,400        John Hancock Financial Services, Inc ........         38,920
        300        KeyCorp .....................................          7,491
        200      * LaBranche & Co, Inc .........................          4,050
        100        Legg Mason, Inc .............................          4,256
        200        Marsh & McLennan Cos, Inc ...................          8,328
     17,500        Max Re Capital Ltd ..........................        178,150
        700        MBIA, Inc ...................................         27,965
      2,800        Mercantile Bankshares Corp ..................        106,876
        400        MGIC Investment Corp ........................         16,332
      2,600        Morgan Stanley ..............................         88,088
      1,400        National City Corp ..........................         39,942
        300        New York Community Bancorp, Inc .............          8,451
      2,900        Northern Trust Corp .........................        109,388
        500        Old Republic International Corp .............         14,190
        400        PMI Group, Inc ..............................         10,884
        800        PNC Financial Services Group, Inc ...........         33,736
      1,400      * Principal Financial Group ...................         36,652
        300        Progressive Corp ............................         15,189
        300        Protective Life Corp ........................          9,231
        400        Radian Group, Inc ...........................         13,064
        100        Raymond James Financial, Inc ................          2,707
        300        Roslyn Bancorp, Inc .........................          5,223
      5,100        Safeco Corp .................................        162,078
      1,200        Sovereign Bancorp, Inc ......................         15,480
      1,000        St. Paul Cos, Inc ...........................         28,720
        100        Stancorp Financial Group, Inc ...............          5,290
        900        Stilwell Financial, Inc .....................         10,863
        300        T Rowe Price Group, Inc .....................          7,488
        100        Transatlantic Holdings, Inc .................          6,645
      4,500      * Travelers Property Casualty Corp (Class B) ..         60,885
     19,100        U.S. Bancorp ................................        354,878
      4,400        Union Planters Corp .........................        120,824
      8,100        UnumProvident Corp ..........................        164,835
      9,300        Wachovia Corp ...............................        304,017
        300        Washington Federal, Inc .....................          6,695
        200        Webster Financial Corp ......................          6,716
      9,300        Wells Fargo & Co ............................        447,888
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                           5,635,606
                                                                   ------------
HEALTH CARE--6.19%
     14,600        Aetna, Inc ..................................        522,826
        100      * Anthem, Inc .................................          6,500
      1,000        Becton Dickinson & Co .......................         28,400
      5,800        Bristol-Myers Squibb Co .....................        138,040
        600        Cigna Corp ..................................         42,450
        400      * Health Net, Inc .............................          8,580
      1,700      * Healthsouth Corp ............................          7,055
        200        Hillenbrand Industries, Inc .................         10,860
        800      * Humana, Inc .................................          9,920
        400        Lilly (Eli) & Co ............................         22,136
        200      * Manor Care, Inc .............................          4,496
      4,500        Merck & Co, Inc .............................        205,695
        100        Omnicare, Inc ...............................          2,112
        500        Pall Corp ...................................          7,895
      5,300        Schering-Plough Corp ........................        112,996
        100      * Triad Hospitals, Inc ........................          3,795
                                                                   ------------
                   TOTAL HEALTH CARE                                  1,133,756
                                                                   ------------
 OTHER--2.16%
     17,800      * Cendant Corp ................................        191,528
        200        Crane Co ....................................          3,952
        900        Dover Corp ..................................         22,842
      3,500        Honeywell International, Inc ................         75,810
        200        Pentair, Inc ................................          7,434
        100        Pittston Brink's Group ......................          2,240
        100      * SPX Corp ....................................         10,090
        100        Textron, Inc ................................          3,410
      1,400        United Technologies Corp ....................         79,086
                                                                   ------------
                   TOTAL OTHER                                          396,392
                                                                   ------------
PRODUCER DURABLES--2.81%
        500        3M Co .......................................         54,985
      1,600        Caterpillar, Inc ............................         59,552
      4,200        Deere & Co ..................................        190,890
      2,000        Emerson Electric Co .........................         87,880
        500        Illinois Tool Works, Inc ....................         29,165
        500        Parker Hannifin Corp ........................         19,105
        200        Pitney Bowes, Inc ...........................          6,098
        300        W.W. Grainger, Inc ..........................         12,765
      2,300        Waste Management, Inc .......................         53,636
                                                                   ------------
                   TOTAL PRODUCER DURABLES                              514,076
                                                                   ------------
TECHNOLOGY--4.11%
     14,800      * Advanced Micro Devices, Inc .................         79,032
        300        Autodesk, Inc ...............................          3,801
        100      * Citrix Systems, Inc .........................            603
        700      * Computer Sciences Corp ......................         19,453
        300        Electronic Data Systems Corp ................          4,194
      3,100      * Exar Corp ...................................         35,805
     12,900        Hewlett-Packard Co ..........................        150,543
      4,400        International Business Machines Corp ........        256,916
     11,500        Motorola, Inc ...............................        117,070
     23,600      * ON Semiconductor Corp .......................         29,500
     26,300      * Solectron Corp ..............................         55,493
                                                                   ------------
                   TOTAL TECHNOLOGY                                     752,410
                                                                   ------------
TRANSPORTATION--0.92%
      1,800        Burlington Northern Santa Fe Corp ...........         43,056
      2,400        Canadian National Railway Co ................         89,616
        100      * Swift Transportation Co, Inc ................          1,560
        600        Union Pacific Corp ..........................         34,722
                                                                   ------------
                   TOTAL TRANSPORTATION                                 168,954
                                                                   ------------
UTILITIES--13.66%
     52,300        A T & T Corp ................................        628,123
     23,100        A T & T Wireless Services, Inc ..............         95,172
        600        Allegheny Energy, Inc .......................          7,860
      1,000        Alltel Corp .................................         40,130
        600        Ameren Corp .................................         24,990
      1,500      * American Electric Power Co, Inc .............         42,765
      5,400        BellSouth Corp ..............................         99,144
      1,200        Centerpoint Energy, Inc .....................         12,012
        800      * Cinergy Corp ................................         25,144
      3,300        Consolidated Edison, Inc ....................        132,726
        700        Constellation Energy Group, Inc .............         17,353
      1,200        Dominion Resources, Inc .....................         60,876
        600        DPL, Inc ....................................          9,870
        700        DTE Energy Co ...............................         28,490
      3,900        Duke Energy Corp ............................         76,245
      1,200      * Dynegy, Inc (Class A) .......................          1,392
      1,500      * Edison International ........................         15,000
        600        Energy East Corp ............................         11,886
      1,000        Entergy Corp ................................         41,600
      2,500        Equitable Resources, Inc ....................         86,375
      1,500        Exelon Corp .................................         71,250

                       SEE NOTES TO FINANCIAL STATEMENTS

2  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

    Statement
    of Investments - Institutional Large-Cap Value Fund - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
UTILITIES--(Continued)
      1,300        FirstEnergy Corp ............................   $     38,857
        800        FPL Group, Inc ..............................         43,040
        100        Hawaiian Electric Industries, Inc ...........          4,310
        100        Idacorp, Inc ................................          2,433
        100        KeySpan Corp ................................          3,350
     18,900      * Level 3 Communications, Inc .................         73,521
        200        Nicor, Inc ..................................          5,640
        200        NSTAR .......................................          7,910
      1,800        P G & E Corp ................................         20,268
        100        Peoples Energy Corp .........................          3,369
        700      * Pepco Holdings, Inc .........................         13,965
        300        Pinnacle West Capital Corp ..................          8,328
        700        PPL Corp ....................................         22,778
      1,000        Progress Energy, Inc ........................         40,870
        900        Public Service Enterprise Group, Inc ........         27,450
        300        Puget Energy, Inc ...........................          6,123
        200      * Reliant Resources, Inc ......................            350
      9,300        SBC Communications, Inc .....................        186,930
        800        Sempra Energy ...............................         15,720
      3,300        Southern Co .................................         94,974
      1,000        Sprint Corp (FON Group) .....................          9,120
        700        TECO Energy, Inc ............................         11,115
      1,200        TXU Corp ....................................         50,052
      9,900        Verizon Communications, Inc .................        271,656
        500        Wisconsin Energy Corp .......................         12,150
                                                                   ------------
                   TOTAL UTILITIES                                    2,502,682
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $19,635,656)                              18,278,630
                                                                   ------------
                   TOTAL PORTFOLIO--99.79%
                     (COST $19,635,656)                              18,278,630
                   OTHER ASSETS & LIABILITIES, NET--0.21%                39,227
                                                                   ------------
                   NET ASSETS--100.00%                             $ 18,317,857
                                                                   ============

----------

*  Non-income producing
b  In bankruptcy

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $19,749,988. Net unrealized depreciation of portfolio investments aggregated $1,471,358 of which $81,287 related to appreciated portfolio investments and $1,552,645 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.


                       SEE NOTES TO FINANCIAL STATEMENTS

                     2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  3

     Statement
     of Investments - Institutional Mid-Cap Value Fund - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
COMMON STOCK--99.50%
 AEROSPACE AND DEFENSE--0.79%
      2,600      * Integrated Defense Technology, Inc ..........   $     51,220
        400      * L-3 Communications Holdings, Inc ............         21,080
        100        PerkinElmer, Inc ............................            545
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                           72,845
                                                                   ------------
BASIC INDUSTRIES--3.37%
        400      * American Standard Cos, Inc ..................         25,448
        600        Avery Dennison Corp .........................         34,188
        200        Black & Decker Corp .........................          8,386
        400        Cabot Corp ..................................          8,400
      1,000        Consol Energy, Inc ..........................         12,660
      1,100        Ecolab, Inc .................................         45,903
      2,200      * Freeport-McMoRan Copper & Gold, Inc
                     (Class A) .................................         29,612
      3,600        Newmont Mining Corp .........................         99,036
        200        OM Group, Inc ...............................          8,560
      1,200      * Sealed Air Corp .............................         20,268
        200        Stanley Works ...............................          6,534
        300        Valspar Corp ................................         11,190
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                               310,185
                                                                   ------------
CONSUMER CYCLICAL--17.71%
        200      * 99 Cents Only Stores ........................          4,140
      4,000      * Abercrombie & Fitch Co (Class A) ............         78,680
        100      * Advance Auto Parts ..........................          5,274
      3,300      * Apollo Group, Inc (Class A) .................        143,319
      1,000        Applebee's International, Inc ...............         21,920
      1,100        Autoliv, Inc ................................         23,188
      5,000      * Bed Bath & Beyond, Inc ......................        162,850
        300      * Big Lots, Inc ...............................          4,749
        100        Blockbuster, Inc (Class A) ..................          2,480
      4,000      * Brinker International, Inc ..................        103,600
        400        Callaway Golf Co ............................          4,160
        300        CBRL Group, Inc .............................          6,846
        500      * CEC Entertainment, Inc ......................         17,055
        100      * Columbia Sportswear Co ......................          3,472
        100      * Copart, Inc .................................          1,085
      2,400      * Cox Radio, Inc (Class A) ....................         62,784
        200        Darden Restaurants, Inc .....................          4,848
      4,800      * Dollar Tree Stores, Inc .....................        105,792
        900      * Foot Locker, Inc ............................          8,991
        900      * Gentex Corp .................................         24,471
        100      * Harrah's Entertainment, Inc .................          4,821
      2,600      * International Game Technology ...............        179,764
        500        International Speedway Corp (Class A) .......         19,865
        200        Leggett & Platt, Inc ........................          3,958
      2,100      * Lin TV Corp (Class A) .......................         51,975
        900        Marriott International, Inc (Class A) .......         26,091
        100        Maytag Corp .................................          2,318
        300      * Michaels Stores, Inc ........................         13,710
        100      * MSC Industrial Direct Co (Class A) ..........          1,062
        100        New York Times Co (Class A) .................          4,545
        500      * O'Reilly Automotive, Inc ....................         14,310
        600      * Outback Steakhouse, Inc .....................         16,488
        100        Polaris Industries, Inc .....................          6,200
        500        R.R. Donnelley & Sons Co ....................         11,755
        100        Reader's Digest Association, Inc (Class A) ..          1,565
        600        Ross Stores, Inc ............................         21,384
      1,100        Ruby Tuesday, Inc ...........................         20,658
        100        Scripps (E.W.) Co (Class A) .................          6,930
      7,400      * Starbucks Corp ..............................        152,736
        400      * The Cheesecake Factory, Inc .................         11,932
        900        Tiffany & Co ................................         19,287
        200      * Timberland Co (Class A) .....................          6,336
      4,400      * U.S.A. Interactive, Inc .....................         85,272
      3,700      * Univision Communications, Inc (Class A) .....         84,360
        700        Wendy's International, Inc ..................         23,177
        100        Wiley (John) & Sons, Inc (Class A) ..........          2,201
        400      * Williams-Sonoma, Inc ........................          9,452
      1,200      * Yum! Brands, Inc ............................         33,252
        200      * Zale Corp ...................................          6,032
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                            1,631,140
                                                                   ------------
CONSUMER NON-CYCLICAL--8.77%
        800      * Amazon.Com, Inc .............................         12,744
        600      * Aramark Corp (Class B) ......................         12,600
      1,700      * Autozone, Inc ...............................        134,062
        200      * Barnes & Noble, Inc .........................          4,232
      2,614      * Best Buy Co, Inc ............................         58,318
      1,000      * BJ's Wholesale Club, Inc ....................         19,010
        400      * Borders Group, Inc ..........................          6,320
        500      * CDW Computer Centers, Inc ...................         21,180
        100        Church & Dwight Co, Inc .....................          3,315
        200        Clorox Co ...................................          8,036
        300        Coca-Cola Enterprises, Inc ..................          6,372
        100        Dial Corp ...................................          2,146
      1,900      * Energizer Holdings, Inc .....................         57,760
        400        Estee Lauder Cos (Class A) ..................         11,496
        700        Fastenal Co .................................         22,106
      1,000        Herman Miller, Inc ..........................         17,760
        200        Hershey Foods Corp ..........................         12,410
        400        International Flavors & Fragrances, Inc .....         12,740
      2,700        Loews Corp (Carolina Group) .................         50,787
      4,900        Mattel, Inc .................................         88,249
      1,100        McCormick & Co, Inc (Non-Vote) ..............         25,080
      4,300        Pepsi Bottling Group, Inc ...................        100,620
        100      * Petco Animal Supplies, Inc ..................          2,169
        600      * Petsmart, Inc ...............................         10,686
      4,000      * Rite Aid Corp ...............................          8,400
      5,000      * Staples, Inc ................................         63,950
        600        Tootsie Roll Industries, Inc ................         17,832
        300      * Weight Watchers International, Inc ..........         13,008
        100      * Whole Foods Market, Inc .....................          4,284
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                          807,672
                                                                   ------------
ENERGY--4.69%
        200        Amerada Hess Corp ...........................         13,576
      1,300        Baker Hughes, Inc ...........................         37,739
      4,000      * BJ Services Co ..............................        104,000
        300        Burlington Resources, Inc ...................         11,508
        800        Devon Energy Corp ...........................         38,600
        900        Murphy Oil Corp .............................         73,863
        200      * Newfield Exploration Co .....................          6,718
      1,700        Noble Energy, Inc ...........................         57,749
        700        Ocean Energy, Inc ...........................         13,965
      2,000      * Weatherford International Ltd ...............         74,280
                                                                   ------------
                   TOTAL ENERGY                                         431,998
                                                                   ------------
FINANCIAL SERVICES--6.77%
      1,400        Ambac Financial Group, Inc ..................         75,446
        400      * AmeriCredit Corp ............................          3,228
      2,300      * Blackrock, Inc ..............................         95,266
        600      * Catellus Development Corp ...................         11,070
        300      * ChoicePoint, Inc ............................         10,692
      4,700        Federated Investors, Inc (Class B) ..........        126,853
      4,300        Hibernia Corp (Class A) .....................         85,957
        100      * Investment Technology Group, Inc ............          2,926
      3,600        Investors Financial Services Corp ...........         97,452
        100        Provident Financial Group, Inc ..............          2,509
        600      * Providian Financial Corp ....................          2,940
        800        Rouse Co ....................................         25,560
        200        SEI Investments Co ..........................          4,776

                       SEE NOTES TO FINANCIAL STATEMENTS

4  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

     Statement
     of Investments - INSTITUTIONAL MID-CAP VALUE FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(CONTINUED)
        100        St. Joe Co ..................................   $      2,760
        100        T Rowe Price Group, Inc .....................          2,496
      2,300        Union Planters Corp .........................         63,158
        200      * United Rentals, Inc .........................          1,688
        500        Waddell & Reed Financial, Inc (Class A) .....          8,830
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                             623,607
                                                                   ------------
HEALTH CARE--27.25%
        300      * AdvancePCS ..................................          6,759
      4,700        Aetna, Inc ..................................        168,307
      2,300      * Alcon, Inc ..................................         89,125
        200        Allergan, Inc ...............................         10,880
      2,900        AmerisourceBergen Corp ......................        207,118
      2,900      * Anthem, Inc .................................        188,500
        200      * Apogent Technologies, Inc ...................          3,732
      5,200        Applera Corp (Applied Biosystems Group) .....         95,160
        100        Beckman Coulter, Inc ........................          3,870
      3,300        Becton Dickinson & Co .......................         93,720
        200      * Biogen, Inc .................................          5,854
      7,400        Biomet, Inc .................................        197,062
      1,500      * Caremark Rx, Inc ............................         25,500
        200      * Cephalon, Inc ...............................          8,164
        200      * Charles River Laboratories
                     International, Inc ........................          7,850
        800      * Chiron Corp .................................         27,952
        100      * Community Health Systems, Inc ...............          2,663
        300      * Express Scripts, Inc (Class A) ..............         16,356
        600      * First Health Group Corp .....................         16,272
        400      * Fisher Scientific International, Inc ........         12,140
      4,300      * Genzyme Corp (General Division) .............         88,623
      4,100      * Gilead Sciences, Inc ........................        137,473
      1,900      * Guidant Corp ................................         61,389
        300      * Health Management Associates, Inc (Class A) .          6,066
      3,300      * IDEC Pharmaceuticals Corp ...................        137,016
        300        IMS Health, Inc .............................          4,491
      5,000      * King Pharmaceuticals, Inc ...................         90,850
      1,000      * Laboratory Corp Of America Holdings .........         33,780
        600      * Lincare Holdings, Inc .......................         18,624
        300        McKesson Corp ...............................          8,499
      4,400      * Medimmune, Inc ..............................         92,048
        200      * Millennium Pharmaceuticals, Inc .............          1,864
        500      * Millipore Corp ..............................         15,895
        100        Mylan Laboratories, Inc .....................          3,274
        300      * Oxford Health Plans, Inc ....................         11,682
        100        Pall Corp ...................................          1,579
        500      * Quest Diagnostics, Inc ......................         30,765
        500      * Quintiles Transnational Corp ................          4,755
        200      * Renal Care Group, Inc .......................          6,578
      4,700        Serono S.A. ADR .............................         56,729
        400      * SICOR, Inc ..................................          6,084
      5,000      * St. Jude Medical, Inc .......................        178,500
        700        Stryker Corp ................................         40,320
      3,100      * Universal Health Services, Inc (Class B) ....        158,565
        700      * Waters Corp .................................         16,975
      1,400      * Wellpoint Health Networks, Inc ..............        102,620
        200      * Zimmer Holdings, Inc ........................          7,668
                                                                   ------------
                   TOTAL HEALTH CARE                                  2,509,696
                                                                   ------------
OTHER--4.89%
      2,600        Cintas Corp .................................        108,992
        800      * DeVry, Inc ..................................         14,896
        400      * Dun & Bradstreet Corp .......................         13,444
        300      * GTECH Holdings Corp .........................          7,446
      3,300        H & R Block, Inc ............................        138,633
        400        Manpower, Inc ...............................         11,736
      2,700        Moody's Corp ................................        130,950
      1,500      * Robert Half International, Inc ..............         23,805
                                                                   ------------
                   TOTAL OTHER                                          449,902
                                                                   ------------
PRODUCER DURABLES--1.68%
        100      * AGCO Corp ...................................          2,320
      1,300      * Allied Waste Industries, Inc ................          9,555
      2,400        Danaher Corp ................................        136,440
        200        Pitney Bowes, Inc ...........................          6,098
                                                                   ------------
                   TOTAL PRODUCER DURABLES                              154,413
                                                                   ------------
TECHNOLOGY--21.78%
      5,500        Adobe Systems, Inc ..........................        105,050
      2,660      * Affiliated Computer Services, Inc (Class A) .        113,183
      2,300      * Agere Systems, Inc (Class B) ................          2,277
      8,100      * Altera Corp .................................         70,227
        100      * American Power Conversion Corp ..............            956
        100      * Amphenol Corp (Class A) .....................          3,100
        400      * Arrow Electronics, Inc ......................          5,052
     15,800      * BEA Systems, Inc ............................         81,844
        200      * BearingPoint, Inc ...........................          1,292
        300      * Bisys Group, Inc ............................          5,013
        200      * BMC Software, Inc ...........................          2,614
      9,500      * Brocade Communications Systems, Inc .........         71,535
      2,600      * Business Objects S.A. (Spon ADR) ............         27,612
      1,500      * Cadence Design Systems, Inc .................         15,255
        700      * Ceridian Corp ...............................          9,975
        800      * Citrix Systems, Inc .........................          4,824
        100      * Comverse Technology, Inc ....................            699
      1,300      * Convergys Corp ..............................         19,539
      1,600      * Corning, Inc ................................          2,560
        600      * CSG Systems International, Inc ..............          6,540
      2,900      * DST Systems, Inc ............................         85,463
        900      * Electronic Arts, Inc ........................         59,364
      2,800      * Emulex Corp .................................         31,528
      4,900        Equifax, Inc ................................        106,526
        200        Fair, Isaac & Co, Inc .......................          6,540
      5,400      * Fairchild Semiconductor
                   International, Inc (Class A) ................         51,138
        200      * Fiserv, Inc .................................          5,616
        100        Henry (Jack) & Associates, Inc ..............          1,243
      3,300      * Integrated Circuit Systems, Inc .............         51,810
        200      * International Rectifier Corp ................          3,124
      4,800      * Internet Security Systems, Inc ..............         59,136
        500      * Intersil Corp (Class A) .....................          6,480
        200      * Intuit, Inc .................................          9,106
        300      * Iron Mountain, Inc ..........................          7,497
        800      * Jabil Circuit, Inc ..........................         11,824
      1,000      * JDS Uniphase Corp ...........................          1,948
      1,000      * Juniper Networks, Inc .......................          4,800
      1,800      * KLA-Tencor Corp .............................         50,292
      6,100      * Lam Research Corp ...........................         54,290
      2,600      * Lexmark International, Inc ..................        122,200
        800      * LSI Logic Corp ..............................          5,080
        300      * Mettler-Toledo International, Inc ...........          7,800
      7,300      * Micrel, Inc .................................         44,968
      1,600      * Microchip Technology, Inc ...................         32,720
        900        Molex, Inc ..................................         21,168
      1,300      * National Semiconductor Corp .................         15,522
        900      * Network Appliance, Inc ......................          6,597
      7,800      * Network Associates, Inc .....................         82,914
      1,000      * Novellus Systems, Inc .......................         20,810
        500      * Nvidia Corp .................................          4,280
      8,800      * Peoplesoft, Inc .............................        108,856
        300      * Perot Systems Corp (Class A) ................          2,790
        600      * PMC-Sierra, Inc .............................          2,328
        400      * QLogic Corp .................................         10,416
        200        Reynolds & Reynolds Co (Class A) ............          4,488

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  5

     Statement
     of Investments - INSTITUTIONAL MID-CAP VALUE FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(CONTINUED)
        400      * RF Micro Devices, Inc .......................   $      2,400
      1,900      * Sanmina-SCI Corp ............................          5,263
        300      * Semtech Corp ................................          2,910
     12,277      * Siebel Systems, Inc .........................         70,593
      3,200      * Solectron Corp ..............................          6,752
      5,700      * Sungard Data Systems, Inc ...................        110,865
      3,490      * Symantec Corp ...............................        117,369
        400      * Synopsys, Inc ...............................         15,260
        600      * Tellabs, Inc ................................          2,442
        900      * Teradyne, Inc ...............................          8,640
        500        Total System Services, Inc ..................          6,575
        100      * Utstarcom, Inc ..............................          1,527
        400      * Veritas Software Corp .......................          5,868
                                                                   ------------
                   TOTAL TECHNOLOGY                                   2,006,273
                                                                   ------------
TRANSPORTATION--0.52%
        500        C.H. Robinson Worldwide, Inc ................         13,510
        300        Expeditors International Of Washington, Inc .          8,382
        100      * JetBlue Airways Corp ........................          4,033
        900      * Sabre Holdings Corp .........................         17,415
        200        Skywest, Inc ................................          2,620
        100      * Swift Transportation Co, Inc ................          1,560
                                                                   ------------
                   TOTAL TRANSPORTATION                                  47,520
                                                                   ------------
 UTILITIES--1.28%
      3,300     b* Adelphia Business Solutions, Inc ............            116
      1,700      * AES Corp ....................................          4,267
        500      * Calpine Corp ................................          1,235
        100        Kinder Morgan, Inc ..........................          3,545
     17,300      * Level 3 Communications, Inc .................         67,297
      1,700      * Mirant Corp .................................          3,757
        800      * Nextel Communications, Inc (Class A) ........          6,040
      4,400      * Qwest Communications International, Inc .....         10,032
      7,500      * Sprint Corp (PCS Group) .....................         14,700
        200      * West Corp ...................................          2,800
      1,800        Williams Cos, Inc ...........................          4,067
                                                                   ------------
                   TOTAL UTILITIES                                      117,856
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $9,952,400)                                9,163,107
                                                                   ------------
                   TOTAL PORTFOLIO--99.50%
                     (COST $9,952,400)                                9,163,107
                   OTHER ASSETS & LIABILITIES, NET--0.50%                46,385
                                                                   ------------
                   NET ASSETS--100.00%                             $  9,209,492
                                                                   ============

----------

*  Non-income producing
b  In bankruptcy

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $9,955,611. Net unrealized depreciation of portfolio investments aggregated $792,504 of which $79,917 related to appreciated portfolio investments and $872,421 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       SEE NOTES TO FINANCIAL STATEMENTS

6  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

     Statement
     of Investments - INSTITUTIONAL MID-CAP VALUE FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
COMMON STOCK--99.65%
 AEROSPACE AND DEFENSE--0.05%
        200        Rockwell Collins, Inc .......................   $      4,388
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                            4,388
                                                                   ------------
 BASIC INDUSTRIES--9.77%
      2,200      * Abitibi-Consolidated, Inc ...................         14,894
     21,000        Abitibi-Consolidated, Inc (Canada) ..........        141,130
      1,800        Black & Decker Corp .........................         75,474
        200        D.R. Horton, Inc ............................          3,724
      3,200        Fluor Corp ..................................         78,208
      5,500      * Freeport-McMoRan Copper & Gold, Inc
                     (Class A) .................................         74,030
      6,500        Lyondell Chemical Co ........................         77,610
      6,000        Monsanto Co .................................         91,740
      1,900        Newmont Mining Corp .........................         52,269
      3,900      * Pactiv Corp .................................         64,155
        500        PPG Industries, Inc .........................         22,350
        400        Praxair, Inc ................................         20,444
      3,200        Rohm & Haas Co ..............................         99,200
      1,800        Valspar Corp ................................         67,140
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                               882,368
                                                                   ------------
 CONSUMER CYCLICAL--12.73%
      2,500      * AFC Enterprises, Inc ........................         50,475
      8,700        Autoliv, Inc ................................        183,396
        400      * Cablevision Systems Corp (Class A) ..........          3,624
      7,500        Delphi Corp .................................         64,125
      1,200        Dow Jones & Co, Inc .........................         46,092
        700        Eastman Kodak Co ............................         19,068
        300      * Federated Department Stores, Inc ............          8,832
      4,700      * Foot Locker, Inc ............................         46,953
        500        Hilton Hotels Corp ..........................          5,690
        400        J.C. Penney Co, Inc .........................          6,368
        100        Johnson Controls, Inc .......................          7,682
      2,400      * Lamar Advertising Co ........................         72,840
      3,600      * Lear Corp ...................................        149,940
        100        Limited Brands, Inc .........................          1,434
        400        Liz Claiborne, Inc ..........................          9,980
      4,100        May Department Stores Co ....................         93,357
      7,000        Nordstrom, Inc ..............................        125,580
      1,800      * Performance Food Group Co ...................         61,128
      4,600      * Radio One, Inc (Class D) ....................         75,854
      4,300        Reader's Digest Association, Inc (Class A) ..         67,295
        100        TRW, Inc ....................................          5,855
      2,300      * U.S.A. Interactive, Inc .....................         44,574
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                            1,150,142
                                                                   ------------
 CONSUMER NON-CYCLICAL--6.65%
        800        Archer Daniels Midland Co ...................         10,008
      3,700      * Borders Group, Inc ..........................         58,460
      3,200        Bunge Ltd ...................................         77,440
        600        Circuit City Stores, Inc (Circuit City Group)          9,090
      2,400      * Dean Foods Co ...............................         95,472
      7,600        Loews Corp (Carolina Group) .................        142,956
      1,200        Newell Rubbermaid, Inc ......................         37,044
      8,000      * Office Depot, Inc ...........................         98,720
        100      * Smithfield Foods, Inc .......................          1,570
      5,300        Winn-Dixie Stores, Inc ......................         69,536
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                          600,296
                                                                   ------------
ENERGY--6.83%
      2,400        Apache Corp .................................        142,680
        600        Burlington Resources, Inc ...................         23,016
      2,800        Devon Energy Corp ...........................        135,100
      2,500        Diamond Offshore Drilling, Inc ..............         49,875
      2,100        ENSCO International, Inc ....................         52,584
      1,400        Marathon Oil Corp ...........................         31,752
      2,600        Noble Energy, Inc ...........................         88,322
        400        Unocal Corp .................................         12,556
      4,800      * Varco International, Inc ....................         81,216
                                                                   ------------
                   TOTAL ENERGY                                         617,101
                                                                   ------------
FINANCIAL SERVICES--30.84%
        200        21st Century Insurance Group ................          2,062
      2,200        A.G. Edwards, Inc ...........................         70,356
      3,900        AMB Property Corp ...........................        112,710
        200        Ambac Financial Group, Inc ..................         10,778
      1,600        AmSouth Bancorp .............................         33,184
      3,800        Astoria Financial Corp ......................         92,720
        100        Bear Stearns Cos, Inc .......................          5,640
        400        Charter One Financial, Inc ..................         11,887
        300        Countrywide Credit Industries, Inc ..........         14,145
      4,200        Developers Diversified Realty Corp ..........         92,442
      4,400        Duke Realty Corp ............................        108,328
        200      * E*trade Group, Inc ..........................            890
      1,800        Equity Office Properties Trust ..............         46,476
        300        Equity Residential ..........................          7,182
      4,700        FelCor Lodging Trust, Inc ...................         60,301
        300        First Tennessee National Corp ...............         10,401
        100        First Virginia Banks, Inc ...................          3,730
        300        Fulton Financial Corp .......................          5,640
      2,200        General Growth Properties, Inc ..............        113,300
      1,800        Greenpoint Financial Corp ...................         75,132
      8,600        Hibernia Corp (Class A) .....................        171,914
        300        Hudson City Bancorp, Inc ....................          4,869
      3,900      * IndyMac Bancorp, Inc ........................         75,153
        100        Jefferson-Pilot Corp ........................          4,010
      9,400      * La Quinta Corp ..............................         45,120
      3,800        Legg Mason, Inc .............................        161,728
        100        Lincoln National Corp .......................          3,055
      1,500        Marshall & Ilsley Corp ......................         41,835
     11,600        Max Re Capital Ltd ..........................        118,088
        400        MBIA, Inc ...................................         15,980
      2,500        Mercantile Bankshares Corp ..................         95,425
        300        MGIC Investment Corp ........................         12,249
      4,100        National Commerce Financial Corp ............        102,705
        300        New York Community Bancorp, Inc .............          8,451
      4,000        North Fork Bancorp, Inc .....................        151,360
        100        Old National Bancorp ........................          2,486
        400        Phoenix Cos, Inc ............................          5,448
        600        PMI Group, Inc ..............................         16,326
        500        Popular, Inc ................................         15,800
        800      * Providian Financial Corp ....................          3,920
        400        Regions Financial Corp ......................         13,068
      5,700        Safeco Corp .................................        181,146
        100        Simon Property Group, Inc ...................          3,573
        900        SouthTrust Corp .............................         21,825
        200        Sovereign Bancorp, Inc ......................          2,580
        100        St. Paul Cos, Inc ...........................          2,872
      3,600        Starwood Hotels & Resorts Worldwide, Inc ....         80,280
        600        Stilwell Financial, Inc .....................          7,242
        100        Transatlantic Holdings, Inc .................          6,645
        700        Trizec Properties, Inc ......................          7,945
        300        Trustmark Corp ..............................          6,840
      7,634        Union Planters Corp .........................        209,630
      1,800        UnionBanCal Corp ............................         75,618
        800        United Dominion Realty Trust, Inc ...........         12,728
        300      * United Rentals, Inc .........................          2,532
        300        Unitrin, Inc ................................          9,210
      9,700        UnumProvident Corp ..........................        197,395
        100        Valley National Bancorp .....................          2,660
        300        Wilmington Trust Corp .......................          8,676
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                           2,785,691
                                                                   ------------


                        SEE NOTES TO FINANCIAL STATEMENTS

                    2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  7

     Statement
     of Investments - INSTITUTIONAL MID-CAP VALUE FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--4.74%
      4,600        Aetna, Inc ..................................   $    164,726
      1,100      * Anthem, Inc .................................         71,500
      3,500        Becton Dickinson & Co .......................         99,400
      2,500      * Genzyme Corp (General Division) .............         51,525
      1,100      * Healthsouth Corp ............................          4,565
        200      * Millennium Pharmaceuticals, Inc .............          1,864
      1,600      * NPS Pharmaceuticals, Inc ....................         32,909
        100      * Vertex Pharmaceuticals, Inc .................          1,849
                                                                   ------------
                   TOTAL HEALTH CARE                                    428,338
                                                                   ------------
 OTHER--3.85%
      2,900        Crane Co ....................................         57,304
        200        Dover Corp ..................................          5,076
      2,700        Fortune Brands, Inc .........................        127,683
      2,696        Manpower, Inc ...............................         79,101
        300        Supervalu, Inc ..............................          4,845
      3,600        Viad Corp ...................................         73,548
                                                                   ------------
                   TOTAL OTHER                                          347,557
                                                                   ------------
 PRODUCER DURABLES--3.91%
      1,200        Deere & Co ..................................         54,540
        100        Eaton Corp ..................................          6,374
      2,400        Kennametal, Inc .............................         77,088
      3,200        Paccar, Inc .................................        108,128
      3,100        Pitney Bowes, Inc ...........................         94,519
      2,500      * Xerox Corp ..................................         12,375
                                                                   ------------
                   TOTAL PRODUCER DURABLES                              353,024
                                                                   ------------
 TECHNOLOGY--6.08%
      8,800      * Advanced Micro Devices, Inc .................         46,992
        300      * Apple Computer, Inc .........................          4,350
     30,800      * Atmel Corp ..................................         32,648
      3,300      * Broadcom Corp (Class A) .....................         35,244
      1,300        Computer Associates International, Inc ......         12,480
        400      * Computer Sciences Corp ......................         11,116
        300      * Gateway, Inc ................................            891
     26,300      * JDS Uniphase Corp ...........................         51,232
      7,442      * Micrel, Inc .................................         45,843
      2,100        Molex, Inc ..................................         49,392
      2,000      * Novellus Systems, Inc .......................         41,620
     21,500      * ON Semiconductor Corp .......................         26,875
      3,700      * Peoplesoft, Inc .............................         45,769
     24,000      * Solectron Corp ..............................         50,640
     19,900      * Sycamore Networks, Inc ......................         46,765
      1,800      * Tech Data Corp ..............................         47,520
                                                                   ------------
                   TOTAL TECHNOLOGY                                     549,377
                                                                   ------------
 TRANSPORTATION--1.79%
      5,400        CSX Corp ....................................        142,452
        900        Norfolk Southern Corp .......................         18,171
        100      * Northwest Airlines Corp .....................            668
                                                                   ------------
                   TOTAL TRANSPORTATION                                 161,291
                                                                   ------------
 UTILITIES--12.41%
      2,000      * AES Corp ....................................          5,020
        800        Allegheny Energy, Inc .......................         10,480
        500        Allete, Inc .................................         10,800
        600        Alliant Energy Corp .........................         11,550
      1,000        Ameren Corp .................................         41,650
      1,100        Aquila, Inc .................................          4,510
     11,400      * Broadwing, Inc ..............................         22,572
      2,000      * Calpine Corp ................................          4,940
      2,100        Centerpoint Energy, Inc .....................         21,021
        500        CenturyTel, Inc .............................         11,215
      1,100        Cinergy Corp ................................         34,573
        800        CMS Energy Corp .............................          6,448
      2,900        Consolidated Edison, Inc ....................        116,638
      1,200        Constellation Energy Group, Inc .............         29,748
        700        DPL, Inc ....................................         11,515
        900        DTE Energy Co ...............................         36,630
      2,100      * Dynegy, Inc (Class A) .......................          2,436
      7,300      * Edison International ........................         73,000
        700        Energy East Corp ............................         13,867
      1,500        Entergy Corp ................................         62,400
      1,900        Equitable Resources, Inc ....................         65,645
      2,100        FirstEnergy Corp ............................         62,769
        200        Idacorp, Inc ................................          4,866
        800        KeySpan Corp ................................         26,800
        200        Kinder Morgan, Inc ..........................          7,090
     12,300      * Level 3 Communications, Inc .................         47,847
        400        MDU Resources Group, Inc ....................          9,132
      2,700      * Mirant Corp .................................          5,967
      2,900        National Fuel Gas Co ........................         57,623
        300        Nicor, Inc ..................................          8,460
      1,500        NiSource, Inc ...............................         25,845
        600        Northeast Utilities .........................         10,140
      3,000      * P G & E Corp ................................         33,780
        700        Pepco Holdings, Inc .........................         13,965
        300        Pinnacle West Capital Corp ..................          8,328
      1,100        PPL Corp ....................................         35,794
      1,000        Public Service Enterprise Group, Inc ........         30,500
        500        Puget Energy, Inc ...........................         10,205
        500        Questar Corp ................................         11,420
      5,400      * Qwest Communications International, Inc .....         12,312
        300      * Reliant Resources, Inc ......................            525
      1,100        Sempra Energy ...............................         21,615
      2,600      * Sprint Corp (PCS Group) .....................          5,096
      1,000        TECO Energy, Inc ............................         15,880
        400        Vectren Corp ................................          8,800
      3,600        Williams Cos, Inc ...........................          8,136
        500        Wisconsin Energy Corp .......................         12,150
      3,200        Xcel Energy, Inc ............................         29,792
                                                                   ------------
                   TOTAL UTILITIES                                    1,121,495
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $9,924,069)                                9,001,068
                                                                   ------------
                   TOTAL PORTFOLIO--99.65%
                     (COST $9,924,069)                                9,001,068
                   OTHER ASSETS & LIABILITIES, NET--0.35%                31,736
                                                                   ------------
                   NET ASSETS--100.00%                             $  9,032,804
                                                                   ============

----------
*  Non-income producing

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $9,935,004. Net unrealized depreciation of portfolio investments aggregated $933,936 of which $45,851 related to appreciated portfolio investments and $979,787 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       SEE NOTES TO FINANCIAL STATEMENTS

8  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

    Statement
    of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
COMMON STOCK--99.75%
 AEROSPACE AND DEFENSE--0.67%
      1,400        AAR Corp ....................................   $      6,650
        600      * Aviall, Inc .................................          6,114
        100      * DRS Technologies, Inc .......................          3,722
        300      * Ducommun, Inc ...............................          5,283
        200      * Dynamics Research Corp ......................          2,916
        300        Engineered Support Systems, Inc .............         17,112
        400        Heico Corp ..................................          4,528
        100      * Herley Industries, Inc ......................          1,857
      1,300      * Hexcel Corp .................................          3,224
        200      * Integrated Defense Technology, Inc ..........          3,940
        900        Kaman Corp (Class A) ........................         11,025
        600      * Moog, Inc (Class A) .........................         16,956
      1,400      * Remec, Inc ..................................          4,774
        100      * Sequa Corp (Class A) ........................          5,210
        900      * Teledyne Technologies, Inc ..................         16,344
        400      * Triumph Group, Inc ..........................         11,200
        100      * United Defense Industries, Inc ..............          2,360
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                          123,215
                                                                   ------------
 BASIC INDUSTRIES--8.52%
        500      * Aaon, Inc ...................................          8,460
        200      * AEP Industries, Inc .........................          5,406
      1,800      * Airgas, Inc .................................         23,634
        800        Albany International Corp (Class A) .........         15,184
        100        Alico, Inc ..................................          2,845
        600        Amcol International Corp ....................          3,360
        200        American Woodmark Corp ......................         10,148
        200        Ameron International Corp ...................          9,838
      1,400        Arch Chemicals, Inc .........................         24,808
      1,900        Arch Coal, Inc ..............................         31,445
        200      * Avatar Holdings, Inc ........................          4,812
        100      * Baker (Michael) Corp ........................          1,030
        500      * Brush Engineered Materials, Inc .............          3,900
      1,100      * Building Materials Holding Corp .............         12,870
        500        Butler Manufacturing Co .....................         10,800
        300      * BWAY Corp ...................................          4,170
      1,700      * Cabot Microelectronics Corp .................         63,308
      1,000        Calgon Carbon Corp ..........................          5,780
        800        Cambrex Corp ................................         29,440
        800      * Caraustar Industries, Inc ...................          7,480
      1,000        Carlisle Cos, Inc ...........................         36,680
        700        Carpenter Technology Corp ...................          9,100
        400        Castle (A.M.) & Co ..........................          2,700
        500        Centex Construction Products, Inc ...........         17,850
      3,200      * Champion Enterprises, Inc ...................          9,408
        400        Chemed Corp .................................         12,308
        300        ChemFirst, Inc ..............................          8,628
        900        Clarcor, Inc ................................         27,630
        200      * Cleveland-Cliffs, Inc .......................          4,810
        200      * Collins & Aikman Corp .......................            718
      1,700      * Comfort Systems U.S.A., Inc .................          5,168
      1,900        Commercial Metals Co ........................         34,048
      3,600        Crompton Corp ...............................         36,180
      2,400      * Crown Cork & Seal Co, Inc ...................         12,600
      1,300      * Cytec Industries, Inc .......................         28,535
        300        Deltic Timber Corp ..........................          6,594
      1,200      * Dionex Corp .................................         30,672
        100        Donnelly Corp ...............................          2,591
        100      * Drew Industries, Inc ........................          1,555
        700      * Earthshell Corp .............................            490
        700        ElkCorp .....................................         11,949
        500      * EMCOR Group, Inc ............................         24,850
        100      * Encore Wire Corp ............................            880
        400      * Energy Conversion Devices, Inc ..............          4,340
      1,100        Ferro Corp ..................................         25,410
      1,100      * Fleetwood Enterprises, Inc ..................          7,414
        600        Florida Rock Industries, Inc ................         18,336
      1,100      * Foamex International, Inc ...................          6,050
      1,000        Georgia Gulf Corp ...........................         22,870
        300        Glatfelter ..................................          3,465
      1,100        Granite Construction, Inc ...................         18,128
      1,100        Great Lakes Chemical Corp ...................         26,422
        400        Greif Brothers Corp (Class A) ...............          9,800
        900        H.B. Fuller Co ..............................         23,940
      2,600      * Hecla Mining Co .............................          9,282
        600      * Hovnanian Enterprises, Inc (Class A) ........         20,280
        500      * Imco Recycling, Inc .........................          3,025
        800      * Insituform Technologies, Inc (Class A) ......         11,479
      2,000      * Integrated Electrical Services, Inc .........          7,480
        300      * International Specialty Products, Inc .......          2,907
        400        Interpool, Inc ..............................          4,808
        300      * Jarden Corp .................................          8,145
      1,300        Lennox International, Inc ...................         17,199
        700      * Liquidmetal Technologies ....................          5,593
        200      * Lone Star Technologies, Inc .................          2,370
      1,900      * Longview Fibre Co ...........................         13,186
      3,200      * Louisiana-Pacific Corp ......................         20,704
        200        LSI Industries, Inc .........................          2,028
        500      * Lydall, Inc .................................          5,900
        500        M/I Schottenstein Homes, Inc ................         15,750
        900        MacDermid, Inc ..............................         17,955
      1,900        Massey Energy Co ............................         12,255
        300      * Material Sciences Corp ......................          3,651
        200      * Mattson Technology, Inc .....................            330
        100      * Maui Land & Pineapple Co ....................          1,813
        700        MDC Holdings, Inc ...........................         24,710
        100      * Mestek, Inc .................................          1,825
      2,000        Millennium Chemicals, Inc ...................         19,760
        600        Minerals Technologies, Inc ..................         22,242
        100      * Mobile Mini, Inc ............................          1,295
        300      * Modtech Holdings, Inc .......................          3,000
        500      * Mueller Industries, Inc .....................         12,950
        600      * NCI Building Systems, Inc ...................         11,280
        200        NL Industries, Inc ..........................          2,902
        400      * Nortek, Inc .................................         17,308
        100      * Northwest Pipe Co ...........................          1,789
        500      * NS Group, Inc ...............................          2,965
        300        Octel Corp ..................................          5,667
      1,228        Olin Corp ...................................         20,115
      1,200      * Omnova Solutions, Inc .......................          5,508
      2,000      * Oregon Steel Mills, Inc .....................         12,240
        300      * Osmonics, Inc ...............................          3,570
        300      * Palm Harbor Homes, Inc ......................          3,483
        200        Penford Corp ................................          2,700
        300        Penn Engineering & Manufacturing Corp .......          3,360
        200        Penn Virginia Corp ..........................          6,480
        800      * Penwest Pharmaceuticals Co ..................          6,664
        500        Pope & Talbot, Inc ..........................          6,425
        900        Potlatch Corp ...............................         25,812
        300        Quaker Chemical Corp ........................          5,772
        800        Reliance Steel & Aluminum Co ................         17,480
        300        Roanoke Electric Steel Corp .................          3,255
        800        Royal Gold, Inc .............................         15,256
        600      * RTI International Metals, Inc ...............          6,300
        200        Ryerson Tull, Inc ...........................          1,286
        100        Schnitzer Steel Industries, Inc (Class A) ...          1,810
        800        Schulman (A.), Inc ..........................         13,864
        600      * Silgan Holdings, Inc ........................         17,064
        400      * Simpson Manufacturing Co, Inc ...............         12,556


                        SEE NOTES TO FINANCIAL STATEMENTS

                    2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  9

    Statement
    of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 BASIC INDUSTRIES--(Continued)
        300        Skyline Corp ................................          8,157
      3,200        Solutia, Inc ................................         16,704
        400        Southern Peru Copper Corp ...................          5,484
        200        Spartech Corp ...............................          4,232
      1,100        Standard-Pacific Corp .......................         25,718
      1,000      * Steel Dynamics, Inc .........................         13,090
      1,000      * Stillwater Mining Co ........................          6,000
      1,700      * Terra Industries, Inc .......................          3,145
        700        Texas Industries, Inc .......................         16,996
        900        Tredegar Corp ...............................         15,075
        200      * Trex Co, Inc ................................          5,468
        600      * U.S. Concrete, Inc ..........................          3,150
        900        Universal Forest Products, Inc ..............         16,938
        200      * URS Corp ....................................          3,314
      2,500        USEC, Inc ...................................         15,650
      2,800     b* USG Corp ....................................         11,200
        300      * Water Pik Technologies, Inc .................          3,045
      1,300        Watsco, Inc .................................         18,590
      1,100        Wausau-Mosinee Paper Corp ...................         10,131
        300      * WCI Communities, Inc ........................          3,810
        500        WD-40 Co ....................................         14,450
      1,000        Wellman, Inc ................................         13,650
        400        West Pharmaceutical Services, Inc ...........          8,568
      2,100        Worthington Industries, Inc .................         39,270
     14,100     b* WR Grace & Co ...............................         22,560
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             1,580,065
                                                                   ------------
 CONSUMER CYCLICAL--12.37%
        300      * Acme Communication, Inc .....................          2,340
        600        Action Performance Cos, Inc .................         15,420
        400        Advanced Marketing Services, Inc ............          5,516
        400      * Aeropostale, Inc ............................          6,160
        500      * AFC Enterprises, Inc ........................         10,095
        100      * Aftermarket Technology Corp .................          1,293
      1,300      * Alliance Gaming Corp ........................         20,098
        300      * AMC Entertainment, Inc ......................          2,220
        600      * Amerco ......................................          6,036
        400        Angelica Corp ...............................          8,596
      1,300      * AnnTaylor Stores Corp .......................         29,939
        900        Apogee Enterprises, Inc .....................          9,846
      1,000        Arctic Cat, Inc .............................         13,960
        800      * Argosy Gaming Co ............................         18,368
      1,000      * Aztar Corp ..................................         13,210
        700      * Bally Total Fitness Holding Corp ............          6,937
        700        Bandag, Inc .................................         21,350
        400        Barnes Group, Inc ...........................          8,036
        300        Bassett Furniture Industries, Inc ...........          4,131
        200      * Beasley Broadcast Group, Inc (Class A) ......          2,512
        100      * Bebe Stores, Inc ............................          1,181
        100      * Benihana, Inc (Class A) .....................          1,240
        600        Blair Corp ..................................         12,270
      1,200        Bob Evans Farms, Inc ........................         28,440
        900      * Boca Resorts, Inc (Class A) .................          9,180
      1,800        Bowne & Co, Inc .............................         18,000
        900      * Boyd Gaming Corp ............................         16,803
        500      * Boyds Collection Ltd ........................          3,220
        200      * Brookstone, Inc .............................          2,460
      2,400        Brown Shoe Co, Inc ..........................         42,960
        200      * Buca, Inc ...................................          1,600
        300      * Buckle, Inc .................................          6,030
        600        Burlington Coat Factory Warehouse Corp ......         10,800
        500        Bush Industries, Inc (Class A) ..............          4,030
        100      * Cache, Inc ..................................          1,330
        500      * California Pizza Kitchen, Inc ...............         11,505
        200      * Carmike Cinemas, Inc ........................          3,600
        300      * Cascade Corp ................................          4,215
        500        Cato Corp (Class A) .........................          9,490
        500      * Central Garden & Pet Co .....................          8,555
        300      * Championship Auto Racing Teams, Inc .........          1,131
        200      * Charlotte Russe Holding, Inc ................          1,900
      3,800      * Charming Shoppes, Inc .......................         25,650
      1,100      * Checkers Drive-In Restaurant ................          8,800
        100      * Cherokee, Inc ...............................          1,613
        300      * Children's Place Retail Stores, Inc .........          3,030
        700      * Choice Hotels International, Inc ............         16,177
        800      * Christopher & Banks Corp ....................         20,096
        300        Churchill Downs, Inc ........................         10,950
      1,500      * CKE Restaurants, Inc ........................          6,000
      1,400        Claire's Stores, Inc ........................         30,520
        400        Coachmen Industries, Inc ....................          6,004
        100      * Coldwater Creek, Inc ........................          1,318
        300      * Cole National Corp ..........................          3,765
        200        CPI Corp ....................................          2,750
        300      * Cross Media Marketing Corp ..................            225
        100      * CSS Industries, Inc .........................          3,606
        200      * Culp, Inc ...................................          1,700
      1,300      * Dave & Buster's, Inc ........................         14,573
      2,600      * Department 56, Inc ..........................         27,170
        200      * DHB Industries, Inc .........................            424
        300      * Dollar Thrifty Automotive Group, Inc ........          4,815
        300        Dover Downs Gaming & Entertainment, Inc .....          2,442
        500      * Dress Barn, Inc .............................          7,780
        400      * Dura Automotive Systems, Inc ................          4,900
        200      * Elizabeth Arden, Inc ........................          2,398
        800        Equity Inns, Inc ............................          4,960
        100      * Escalade, Inc ...............................          1,985
      1,200      * EUniverse, Inc ..............................          3,516
        900        Factset Research Systems, Inc ...............         23,895
        600      * Finish Line, Inc (Class A) ..................          5,412
        200      * Fisher Communications, Inc ..................          9,400
        600      * Footstar, Inc ...............................          4,680
        700      * Fossil, Inc .................................         14,035
        400        Fred's, Inc .................................         11,943
        600        G & K Services, Inc (Class A) ...............         20,310
        700      * Gaylord Entertainment Co ....................         13,244
        300        GenCorp, Inc ................................          3,018
        600      * Genesco, Inc ................................          8,280
      1,400      * Goody's Family Clothing, Inc ................          6,608
        300        Gray Television, Inc (Class A) ..............          4,035
        200      * Group 1 Automotive, Inc .....................          4,470
        300      * GSI Commerce, Inc ...........................          1,515
        200      * Guess?, Inc .................................            858
        500      * Guitar Center, Inc ..........................          9,390
        900      * Gymboree Corp ...............................         14,679
        600        Hancock Fabrics, Inc ........................          9,690
      1,500      * Handleman Co ................................         13,725
        500        Haverty Furniture Cos, Inc ..................          6,250
        200      * Hibbett Sporting Goods, Inc .................          4,150
      1,600        Hollinger International, Inc ................         14,544
        300      * Hollywood Casino Corp (Class A) .............          3,624
      1,600      * Hollywood Entertainment Corp ................         23,232
      1,100      * Hot Topic, Inc ..............................         19,833
        700      * iDine Rewards Network, Inc ..................          6,475
        600      * IHOP Corp ...................................         14,460
        300      * Information Holdings, Inc ...................          6,495
      1,200      * Insight Communications Co, Inc ..............         11,076
      1,300        Intermet Corp ...............................          6,253
        700      * Intertan, Inc ...............................          4,886
        500      * Isle Of Capri Casinos, Inc ..................          8,340
      1,100      * Jack In The Box, Inc ........................         25,080

                       SEE NOTES TO FINANCIAL STATEMENTS

10  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

    Statement
    of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER CYCLICAL--(Continued)
        200      * Jakks Pacific, Inc ..........................   $      2,224
        800      * Jo-Ann Stores, Inc (Class A) ................         22,432
        100      * Johnson Outdoors, Inc (Class A) .............          1,051
        800      * Journal Register Co .........................         15,080
     15,100     b* Kmart Corp ..................................          7,399
        500      * K2, Inc .....................................          3,950
        800        Kellwood Co .................................         18,288
        300      * Kenneth Cole Productions, Inc (Class A) .....          6,090
        200      * Keystone Automotive Industries, Inc .........          3,300
        900        Kimball International, Inc (Class B) ........         12,438
        600      * Kirby Corp ..................................         13,572
        700      * Kroll, Inc ..................................         13,881
        500        K-Swiss, Inc (Class A) ......................         10,685
        600        Libbey, Inc .................................         19,116
        100      * Liberty Livewire Corp (Class A) .............            157
        500      * Linens `n Things, Inc .......................          9,185
        200      * Lodgenet Entertainment Corp .................          1,532
        600        Lone Star Steakhouse & Saloon, Inc ..........         12,594
        700      * Luby's, Inc .................................          3,444
        600        Marcus Corp .................................          7,860
        200        Marine Products Corp ........................          2,122
        400      * Maxwell Shoe Co, Inc (Class A) ..............          4,540
      3,000      * Mediacom Communications Corp ................         16,110
        300      * Medis Technologies Ltd ......................          1,284
        900      * Men's Wearhouse, Inc ........................         13,230
        600      * Metro One Telecommunications, Inc ...........          5,100
        500      * Micros Systems, Inc .........................         11,595
        200      * Midas, Inc ..................................          1,000
        400      * Midway Games, Inc ...........................          2,192
      1,000        Modine Manufacturing Co .....................         19,020
        100      * Monarch Casino & Resort, Inc ................          1,332
        200      * Monro Muffler Brake, Inc ....................          3,572
        700      * Mossimo, Inc ................................          4,116
        100      * Mothers Work, Inc ...........................          3,803
      1,500      * Movie Gallery, Inc ..........................         22,515
        600      * MTR Gaming Group, Inc .......................          5,526
        200      * Multimedia Games, Inc .......................          3,938
        800        Myers Industries, Inc .......................         10,024
        100        National Presto Industries, Inc .............          2,888
        800      * Nautica Enterprises, Inc ....................          8,320
      1,000      * Nautilus Group, Inc .........................         19,500
        200      * Netratings, Inc .............................          1,168
        800      * Oakley, Inc .................................          8,040
        500      * O'Charley's, Inc ............................          9,371
        300        Oshkosh B'gosh, Inc (Class A) ...............         10,308
        700        Oshkosh Truck Corp ..........................         39,480
        300        Oxford Industries, Inc ......................          6,570
        500      * P.F. Chang's China Bistro, Inc ..............         14,515
      1,000      * Pacific Sunwear Of California, Inc ..........         20,360
        200      * Panera Bread Co (Class A) ...................          5,400
      1,300      * Papa John's International, Inc ..............         37,869
        500      * Parkervision, Inc ...........................          5,650
        800      * Payless Shoesource, Inc .....................         43,208
        900      * Penn National Gaming, Inc ...................         16,992
        500      * Penton Media, Inc ...........................            120
        800        Phillips-Van Heusen Corp ....................         10,080
        700      * Pinnacle Entertainment, Inc .................          5,110
      1,400      * Pinnacle Systems, Inc .......................         15,120
        100      * PLATO Learning, Inc .........................            665
        400      * Playboy Enterprises, Inc (Class B) ..........          3,824
        900      * Presstek, Inc ...............................          2,295
        100      * Pricesmart, Inc .............................          2,000
        300      * Prime Hospitality Corp ......................          2,460
      2,100      * Primedia, Inc ...............................          2,919
        400      * Private Media Group, Inc ....................            944
        400        Pulitzer, Inc ...............................         16,660
        400      * Quaker Fabric Corp ..........................          2,516
        600      * Quiksilver, Inc .............................         13,554
        200      * Racing Champions Ertl Corp ..................          3,268
        600      * Rare Hospitality International, Inc .........         14,052
      1,600      * Raytech Corp ................................          9,744
        800      * Regent Communications, Inc ..................          4,064
      1,400        Regis Corp ..................................         39,606
        600      * Resources Connection, Inc ...................          8,646
        200      * Rex Stores Corp .............................          2,060
        200        Riviana Foods, Inc ..........................          4,580
        700        Russell Corp ................................         10,493
      1,400      * Ryan's Family Steak Houses, Inc .............         17,038
        500      * Saga Communications, Inc (Class A) ..........          9,250
        300      * Salem Communications Corp (Class A) .........          6,726
        200      * Salton, Inc .................................          1,702
        200        Schawk, Inc .................................          1,964
      1,300      * Scientific Games Corp (Class A) .............          8,711
        600      * SCP Pool Corp ...............................         16,446
        300      * Shoe Carnival, Inc ..........................          4,275
      2,200      * ShopKo Stores, Inc ..........................         28,732
        200      * Shuffle Master, Inc .........................          3,722
        900      * Sinclair Broadcast Group, Inc (Class A) .....         12,330
        700      * Sirius Satellite Radio, Inc .................            700
        400        Smith (A.O.) Corp ...........................         11,368
      1,200      * Sonic Corp ..................................         27,720
      1,400      * Sotheby's Holdings, Inc (Class A) ...........          9,800
      1,100      * Spanish Broadcasting System, Inc (Class A) ..          7,205
        500        Spartan Motors, Inc .........................          5,650
        400        Speedway Motorsports, Inc ...................          9,420
        700      * Sports Resorts International, Inc ...........          2,919
        700      * Stage Stores, Inc ...........................         15,183
        300        Standard Motor Products, Inc ................          3,243
        100      * Stanley Furniture Co, Inc ...................          2,124
      1,400      * Station Casinos, Inc ........................         23,814
        700      * Stein Mart, Inc .............................          4,088
        100      * Steven Madden Ltd ...........................          1,440
        700      * Stoneridge, Inc .............................         11,900
      1,200        Stride Rite Corp ............................          9,492
        600        Sturm Ruger & Co, Inc .......................          7,320
        800        Superior Industries International, Inc ......         37,664
      1,000      * Sylvan Learning Systems, Inc ................         13,680
        400        Tanger Factory Outlet Centers, Inc ..........         11,192
        500      * TBC Corp ....................................          5,185
      3,300      * Tenneco Automotive, Inc .....................         13,893
      1,000      * The Sports Authority, Inc ...................          5,970
        700      * The Steak n Shake Co ........................          7,700
        400      * Thomas Nelson, Inc ..........................          3,520
        600        Thor Industries, Inc ........................         20,856
        500      * THQ, Inc ....................................         10,400
      1,100      * Too, Inc ....................................         25,608
      1,100      * Topps Co, Inc ...............................          9,482
        500      * Tower Automotive, Inc .......................          3,350
      1,000      * Tyler Technologies, Inc .....................          4,400
      2,200      * Unifi, Inc ..................................         13,794
        200      * Universal Electronics, Inc ..................          1,790
        200      * Urban Outfitters, Inc .......................          4,858
        300      * Vail Resorts, Inc ...........................          4,248
        200      * Vans, Inc ...................................          1,138
        200      * Vastera, Inc ................................            430
      2,500      * Wabash National Corp ........................         13,525
        100      * West Marine, Inc ............................          1,271
      6,400      * Westpoint Stevens, Inc ......................          6,272
        300      * Wet Seal, Inc (Class A) .....................          3,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  11

    Statement
    of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER CYCLICAL--(Continued)
        500        Winnebago Industries, Inc ...................   $     19,765
      3,000      * WMS Industries, Inc .........................         42,300
      1,300        Wolverine World Wide, Inc ...................         19,500
        400        Woodward Governor Co ........................         18,959
        300      * World Wrestling Federation Entertainment, Inc          2,511
        200      * XM Satellite Radio Holdings, Inc ............            780
        200      * Young Broadcasting, Inc (Class A) ...........          1,734
        900      * Zomax, Inc ..................................          3,510
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                            2,293,338
                                                                   ------------
 CONSUMER NON-CYCLICAL--5.46%
        400      * 1-800-Flowers.com, Inc (Class A) ............          2,800
        700      * 7-Eleven, Inc ...............................          5,999
        400      * AC Moore Arts & Crafts, Inc .................          8,452
        500      * American Italian Pasta Co (Class A) .........         17,845
        500      * Applica, Inc ................................          2,650
        200      * Asbury Automotive Group, Inc ................          1,750
      3,100      * Aurora Foods, Inc ...........................          2,015
      1,100        Blyth, Inc ..................................         30,690
        300      * Boston Beer Co, Inc (Class A) ...............          4,170
        400      * Cadiz, Inc ..................................          1,200
      1,200        Casey's General Stores, Inc .................         13,860
        700      * Chiquita Brands International, Inc ..........         10,815
        100        Coca-Cola Bottling Co Consolidated ..........          4,690
      1,100        Corn Products International, Inc ............         31,625
        600      * Cost Plus, Inc ..............................         16,110
        100        Deb Shops, Inc ..............................          2,493
        200      * DEL Laboratories, Inc .......................          3,616
      2,900      * Del Monte Foods Co ..........................         23,693
      1,900        Delta & Pine Land Co ........................         35,606
      1,200        DIMON, Inc ..................................          7,488
      1,400      * Drugstore.Com, Inc ..........................          2,338
        700      * Duane Reade, Inc ............................         11,200
        300      * Electronics Boutique Holdings Corp ..........          8,235
        400      * Factory 2-U Stores, Inc .....................            776
        500      * FAO, Inc ....................................          1,425
        300      * Finlay Enterprises, Inc .....................          4,526
      1,000        Fleming Cos, Inc ............................          5,000
      1,600      * Flowers Foods, Inc ..........................         36,368
        700      * FTI Consulting, Inc .........................         27,832
        300      * Galyans Trading Co, Inc .....................          3,003
        200      * Gart Sports Co ..............................          3,774
        500      * Great Atlantic & Pacific Tea Co, Inc ........          4,190
        500      * Hain Celestial Group, Inc ...................          7,325
        300      * Horizon Organic Holding Corp ................          4,680
        800        Hughes Supply, Inc ..........................         23,312
        400        Ingles Markets, Inc (Class A) ...............          4,280
        300      * Insight Enterprises, Inc ....................          3,045
        100        Inter Parfums, Inc ..........................            668
      2,400        Interface, Inc (Class A) ....................          9,504
      1,600      * International Multifoods Corp ...............         31,360
      2,000        Interstate Bakeries Corp ....................         53,140
        300      * J & J Snack Foods Corp ......................         11,055
        500        J.M. Smucker Co .............................         18,350
        500      * Jill (J.) Group, Inc ........................          8,710
        700        Lance, Inc ..................................          8,925
      1,000        Longs Drug Stores Corp ......................         23,090
        200      * MarineMax, Inc ..............................          1,802
        900      * Marvel Enterprises, Inc .....................          6,300
        400      * Monterey Pasta Co ...........................          1,860
        400        Movado Group, Inc ...........................          6,500
        500        Nash Finch Co ...............................          6,800
        100      * National Beverage Corp ......................          1,366
        300        Nature's Sunshine Products, Inc .............          3,249
      1,200      * NBTY, Inc ...................................         15,576
        200      * NetFlix, Inc ................................          1,940
      1,000        Nu Skin Enterprises, Inc (Class A) ..........         12,200
      3,500      * OfficeMax, Inc ..............................         14,280
        400        Oneida Ltd ..................................          5,572
        100      * Overstock.com, Inc ..........................            595
        300      * Party City Corp .............................          4,125
        900      * Pathmark Stores, Inc ........................          8,235
        200      * PC Connection, Inc ..........................            812
        300      * Penn Traffic Co .............................          1,959
      1,500        Pep Boys-Manny Moe & Jack ...................         18,375
      1,900      * Perrigo Co ..................................         20,197
        600        Pilgrim's Pride Corp (Class B) ..............          5,580
        800      * Playtex Products, Inc .......................          6,808
      3,800      * Priceline.com, Inc ..........................          5,548
      1,000      * Ralcorp Holdings, Inc .......................         21,270
        100      * Revlon, Inc (Class A) .......................            299
        400      * Robert Mondavi Corp (Class A) ...............         12,184
        900        Ruddick Corp ................................         13,671
        400        Russ Berrie & Co, Inc .......................         12,004
        200        Sanderson Farms, Inc ........................          3,200
        600        Schweitzer-Mauduit International, Inc .......         12,810
        600      * Seminis, Inc (Class A) ......................          1,758
      1,300        Sensient Technologies Corp ..................         27,469
        400      * Sharper Image Corp ..........................          7,648
        200      * Skechers U.S.A., Inc (Class A) ..............          1,908
        600      * Smart & Final, Inc ..........................          2,550
      1,400      * Stamps.com, Inc .............................          5,922
        400        Standard Commercial Corp ....................          6,696
        100      * Steinway Musical Instruments, Inc ...........          1,535
        300        Stepan Co ...................................          8,055
        200        Tasty Baking Co .............................          2,550
      1,000      * The Bombay Co, Inc ..........................          2,700
        500        Thomas Industries, Inc ......................         12,400
        400      * Tractor Supply Co ...........................         12,712
        700      * Trans World Entertainment Corp ..............          2,205
        400      * Triarc Cos, Inc .............................          9,076
      1,400      * Tuesday Morning Corp ........................         25,494
      1,600        Tupperware Corp .............................         26,592
        400      * Tweeter Home Entertainment Group, Inc .......          2,760
        100      * United Auto Group, Inc ......................          1,401
        300      * United Natural Foods, Inc ...................          6,909
        800        Universal Corp ..............................         28,056
        600      * Valuevision International, Inc (Class A) ....          7,056
        400        Vector Group Ltd ............................          5,036
        300      * Virbac Corp .................................          1,524
        300        Weis Markets, Inc ...........................         10,044
        300      * Whitehall Jewellers, Inc ....................          3,156
        600      * Wild Oats Markets, Inc ......................          5,448
        900      * Yankee Candle Co, Inc .......................         15,453
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                        1,012,908
                                                                   ------------
 ENERGY--3.43%
        500      * 3TEC Energy Corp ............................          7,150
        200      * Atwood Oceanics, Inc ........................          5,850
        600        Berry Petroleum Co (Class A) ................         10,194
        800        Cabot Oil & Gas Corp (Class A) ..............         17,200
        400      * Cal Dive International, Inc .................          8,067
        200        CARBO Ceramics, Inc .........................          7,168
      4,500        Chesapeake Energy Corp ......................         29,700
        700      * Comstock Resources, Inc .....................          4,830
        700      * Denbury Resources, Inc ......................          7,119
        800      * Dril-Quip, Inc ..............................         13,480
        300      * Encore Acquisition Co .......................          4,935
        600      * Energy Partners Ltd .........................          4,884
        700      * Evergreen Resources, Inc ....................         28,686
        500      * Exploration Co Of Delaware, Inc .............          2,595

                       SEE NOTES TO FINANCIAL STATEMENTS

12  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

    Statement
    of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 ENERGY--(Continued)
      1,100        Frontier Oil Corp ...........................   $     13,640
        700        Getty Realty Corp ...........................         13,356
      1,000      * Global Industries Ltd .......................          4,130
      7,700      * Grey Wolf, Inc ..............................         27,720
        200      * Gulf Island Fabrication, Inc ................          2,352
      1,100      * Hanover Compressor Co .......................          9,130
      1,600      * Harvest Natural Resources, Inc ..............          8,688
        300        Holly Corp ..................................          5,094
        200      * Horizon Offshore, Inc .......................            842
        300      * Houston Exploration Co ......................          9,345
        100      * Hydril Co ...................................          2,488
      4,400      * Input/Output, Inc ...........................         21,076
      2,900      * Key Energy Services, Inc ....................         22,852
        500      * Key Production Co, Inc ......................          8,100
        200        Lufkin Industries, Inc ......................          4,920
        400      * Magnum Hunter Resources, Inc ................          2,100
        300      * Maverick Tube Corp ..........................          2,661
      1,000      * Meridian Resource Corp ......................          2,110
        500      * Nuevo Energy Co .............................          5,450
        800      * Oceaneering International, Inc ..............         20,360
      2,300      * Parker Drilling Co ..........................          5,060
        900        Patina Oil & Gas Corp .......................         25,650
        100      * Petroleum Helicopters (Vote) ................          2,630
      1,300      * Plains Resources, Inc .......................         33,514
        400      * Prima Energy Corp ...........................          8,388
        400      * Pure Resources, Inc .........................          8,960
      2,300      * Range Resources Corp ........................         10,764
        300      * Remington Oil & Gas Corp ....................          4,230
        300        RPC, Inc ....................................          2,970
        500      * Seacor Smit, Inc ............................         20,495
        300      * Spinnaker Exploration Co ....................          8,610
      1,100        St. Mary Land & Exploration Co ..............         26,290
        400      * Stone Energy Corp ...........................         13,000
      1,500      * Superior Energy Services, Inc ...............          9,750
        500      * Swift Energy Co .............................          5,200
      1,300      * Tesoro Petroleum Corp .......................          3,640
      1,100      * Tom Brown, Inc ..............................         25,190
        800      * Transmontaigne, Inc .........................          3,984
        700      * Trico Marine Services, Inc ..................          1,778
      1,500      * Unit Corp ...................................         28,725
        300      * Universal Compression Holdings, Inc .........          4,860
        700      * Veritas DGC, Inc ............................          7,567
      1,500        Vintage Petroleum, Inc ......................         16,200
        800      * W-H Energy Services, Inc ....................         13,840
        300        World Fuel Services Corp ....................          5,790
                                                                   ------------
                   TOTAL ENERGY                                         635,357
                                                                   ------------
 FINANCIAL SERVICES--23.87%
        200        1st Source Corp .............................          2,818
        400        ABC Bancorp .................................          5,128
        400        Acadia Realty Trust .........................          2,960
        700        Advanta Corp (Class A) ......................          7,035
        400        Alabama National Bancorp ....................         18,112
        200        Alexandria Real Estate Equities, Inc ........          8,496
      1,100        Alfa Corp ...................................         13,475
        700        Amcore Financial, Inc .......................         15,372
      1,300        American Capital Strategies Ltd .............         24,492
        700        American Financial Holdings, Inc ............         21,287
        200        American National Bankshares, Inc ...........          5,492
        800      * American Physicians Capital, Inc ............         13,488
      2,400      * Ameritrade Holding Corp .....................          8,952
        500        AMLI Residential Properties Trust ...........         11,040
        400        Anchor Bancorp Wisconsin, Inc ...............          8,080
        400        Anthracite Capital, Inc .....................          4,520
      3,000        Anworth Mortgage Asset Corp .................         36,570
      1,200        Apex Mortgage Capital, Inc ..................         13,428
        800        Argonaut Group, Inc .........................         13,800
        300        Arrow Financial Corp ........................          8,595
        500        Associated Estates Realty Corp ..............          4,050
        200        Baldwin & Lyons, Inc (Class B) ..............          4,372
        300      * Banc Corp ...................................          2,322
        100        Bancfirst Corp ..............................          4,922
        400        Bank Mutual Corp ............................          8,096
        500        Bank Of Granite Corp ........................          9,000
        400        BankAtlantic Bancorp, Inc (Class A) .........          3,592
        600      * Bankunited Financial Corp (Class A) .........          9,570
        300        Banner Corp .................................          6,060
      1,400      * Bay View Capital Corp .......................          7,938
        500        Bedford Property Investors, Inc .............         12,380
        400        Berkshire Hills Bancorp, Inc ................          9,400
        300      * BKF Capital Group, Inc ......................          6,324
        100        Bostonfed Bancorp, Inc ......................          2,999
        900        Brandywine Realty Trust .....................         20,295
      2,600        Brookline Bancorp, Inc ......................         30,553
        200        BSB Bancorp, Inc ............................          3,982
        100        California First National Bancorp ...........          1,351
        300        Camden National Corp ........................          7,800
      1,000        Capital Automotive REIT .....................         24,980
        100        Capital City Bank Group, Inc ................          3,306
        200        Capitol Bancorp Ltd .........................          3,484
        500        Capstead Mortgage Corp ......................         10,335
        800        Cascade Bancorp .............................         10,912
        900        Cash America International, Inc .............          7,371
        600        Cathay Bancorp, Inc .........................         23,400
        100        CB Bancshares, Inc ..........................          3,512
        300        CBL & Associates Properties, Inc ............         11,625
        200        CCBT Financial Cos, Inc .....................          5,234
        600        Centennial Bancorp ..........................          5,208
        100        Center Trust, Inc ...........................            580
        200      * Central Coast Bancorp .......................          3,698
        200        Century Bancorp, Inc (Class A) ..............          5,308
        500      * Ceres Group, Inc ............................            965
        800        CFS Bancorp, Inc ............................         11,280
        500        Charter Municipal Mortgage Acceptance Co ....          8,810
        400        Chateau Communities, Inc ....................         10,564
        700        Chelsea Property Group, Inc .................         23,625
        700        Chemical Financial Corp .....................         20,202
      1,000        Chittenden Corp .............................         29,600
        400        Citizens First Bancorp, Inc .................          7,188
        700      * Citizens, Inc ...............................          6,286
        200        City Bank ...................................          5,788
        800        City Holding Co .............................         20,592
        500        CNA Surety Corp .............................          6,600
        200        Coastal Bancorp, Inc ........................          5,528
        200        Coastal Financial Corp ......................          2,708
        100        CoBiz, Inc ..................................          1,610
        400        Colonial Properties Trust ...................         14,472
        200        Columbia Bancorp ............................          3,774
        400      * Columbia Banking System, Inc ................          4,428
        800        Commerce Group, Inc .........................         25,888
      2,100        Commercial Federal Corp .....................         45,717
      2,200        Commercial Net Lease Realty, Inc ............         35,464
        400        Commonwealth Bancorp, Inc ...................         18,400
        300        Community Banks, Inc ........................          8,052
      1,300        Community First Bankshares, Inc .............         36,244
        300        Community Trust Bancorp, Inc ................          8,070
        200      * CompuCredit Corp ............................          1,060
        300        Connecticut Bancshares, Inc .................         11,109
      1,500        Cornerstone Realty Income Trust, Inc ........         13,350
        700        Corporate Office Properties Trust ...........          9,485

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  13

    Statement
    of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(Continued)
        900        Correctional Properties Trust ...............   $     20,700
        600      * Corrections Corp Of America .................          8,430
        600        Corus Bankshares, Inc .......................         26,286
        300        CPB, Inc ....................................         13,851
        500        Crawford & Co (Class B) .....................          3,155
        400      * Credit Acceptance Corp ......................          3,280
        800        Crown American Realty Trust .................          7,352
        200      * CSK Auto Corp ...............................          2,496
        500        CVB Financial Corp ..........................         10,970
        500        Delphi Financial Group, Inc (Class A) .......         18,210
        700        Dime Community Bancshares ...................         14,994
        700        East West Bancorp, Inc ......................         23,632
        500        Eastgroup Properties, Inc ...................         12,375
        500      * Electro Rent Corp ...........................          4,840
        100        EMC Insurance Group, Inc ....................          1,426
        800        Entertainment Properties Trust ..............         17,680
        200        Equity One, Inc .............................          2,640
        400        Essex Property Trust, Inc ...................         19,776
      2,100      * Euronet Worldwide, Inc ......................         10,563
        300        F & M Bancorp ...............................          9,480
        200        Farmers Capital Bank Corp ...................          6,674
        400        FBL Financial Group, Inc (Class A) ..........          7,380
      1,600        FBR Asset Investment Corp ...................         50,016
        200      * Federal Agricultural Mortgage Corp
                     (Class C) .................................          5,902
        600        Federal Realty Investment Trust .............         16,200
        500        Fidelity Bankshares, Inc ....................          8,950
        300      * Financial Federal Corp ......................          9,555
        200        Financial Industries Corp ...................          3,052
        300        Financial Institutions, Inc .................          8,145
        200        First Bancorp (North Carolina) ..............          4,942
        800        First Bancorp (Puerto Rico) .................         30,496
        400        First Busey Corp (Class A) ..................          9,068
        900        First Charter Corp ..........................         14,913
        400        First Citizens Bancshares, Inc (Class A) ....         41,233
      1,900        First Commonwealth Financial Corp ...........         23,541
        200        First Community Bancorp .....................          5,788
        400        First Community Bancshares, Inc .............         11,784
        100        First Defiance Financial Corp ...............          1,717
        300        First Essex Bancorp, Inc ....................          9,915
        600        First Federal Capital Corp ..................         11,658
        700        First Financial Bancorp .....................         12,467
        500        First Financial Bankshares, Inc .............         18,220
        200        First Financial Corp (Indiana) ..............          9,690
        400        First Financial Holdings, Inc ...............         10,828
        400        First Indiana Corp ..........................          7,332
        100        First Merchants Corp ........................          2,470
        200        First National Corp .........................          5,520
        200        First Niagara Financial Group, Inc ..........          6,318
        200        First Oak Brook Bancshares, Inc .............          5,946
        100        First Of Long Island Corp ...................          3,325
        400        First Place Financial Corp ..................          5,592
      1,000      * First Republic Bank .........................         21,750
        700        First Sentinel Bancorp, Inc .................          9,471
        100        First South Bancorp, Inc ....................          3,565
        700      * FirstFed Financial Corp .....................         18,025
      2,000        Flagstar Bancorp, Inc .......................         41,400
        400        Flushing Financial Corp .....................          6,672
        200        FNB Corp (Virginia) .........................          6,144
        300      * FPIC Insurance Group, Inc ...................          2,640
      6,400        Fremont General Corp ........................         31,360
      2,000      * Friedman, Billings, Ramsey Group, Inc .......         20,260
        500        Frontier Financial Corp .....................         12,740
        200      * Gabelli Asset Management, Inc (Class A) .....          5,930
        800        Gables Residential Trust ....................         21,368
      2,500      * Gartner, Inc (Class A) ......................         20,250
        300        GBC Bancorp .................................          5,826
        300        German American Bancorp .....................          5,100
        500        Glacier Bancorp, Inc ........................         11,390
        400        Gladstone Capital Corp ......................          6,752
        500        Glenborough Realty Trust, Inc ...............         10,150
        200        Glimcher Realty Trust .......................          3,748
      1,400        Gold Banc Corp, Inc .........................         13,580
        100        Granite State Bankshares, Inc ...............          3,379
        300        Great American Financial Resources, Inc .....          4,665
        500        Great Lakes REIT, Inc .......................          8,735
        200        Great Southern Bancorp, Inc .................          7,492
        500        Hancock Holding Co ..........................         23,490
        200      * Hanmi Financial Corp ........................          3,000
        700        Harbor Florida Bancshares, Inc ..............         14,315
        600        Harleysville Group, Inc .....................         15,750
        600        Harleysville National Corp ..................         14,484
        100      * Hawthorne Financial Corp ....................          2,640
      1,400        Health Care REIT, Inc .......................         38,290
      1,600        Healthcare Realty Trust, Inc ................         49,760
        100        Heritage Property Investment Trust ..........          2,496
        100        Hilb, Rogal & Hamilton Co ...................          4,125
        800        Home Properties Of New York, Inc ............         26,000
        800      * Homestore, Inc ..............................            240
      1,600        Hooper Holmes, Inc ..........................          9,920
        900        Horace Mann Educators Corp ..................         13,230
      4,700        HRPT Properties Trust .......................         38,775
        600        Hudson River Bancorp, Inc ...................         14,490
        500        Humboldt Bancorp ............................          5,990
        100        IBERIABANK Corp .............................          3,763
      1,400        IMPAC Mortgage Holdings, Inc ................         15,610
        100        Independence Holding Co .....................          2,000
        400        Independent Bank Corp (Massachusetts) .......          7,952
        500        Independent Bank Corp (Michigan) ............         16,550
        400      * Insurance Auto Auctions, Inc ................          6,044
        500        Integra Bank Corp ...........................          9,010
        300        Interchange Financial Services Corp .........          4,965
        700        International Bancshares Corp ...............         27,223
        800        Investors Real Estate Trust .................          8,472
      1,000        IRT Property Co .............................         11,750
        100        Irwin Financial Corp ........................          1,700
        200      * Itla Capital Corp ...........................          6,038
      1,300      * ITT Educational Services, Inc ...............         24,401
      1,100        JDN Realty Corp .............................         13,288
        200        Jefferies Group, Inc ........................          7,632
        700      * Jones Lang LaSalle, Inc .....................         14,392
        100        Kansas City Life Insurance Co ...............          3,784
      1,000        Keystone Property Trust .....................         16,640
        500        Kilroy Realty Corp ..........................         11,855
      3,900      * Knight Trading Group, Inc ...................         14,625
        700        Koger Equity, Inc ...........................         11,823
        700        Kramont Realty Trust ........................         10,360
      2,600      * La Quinta Corp ..............................         12,480
        200        Lakeland Bancorp, Inc .......................          3,410
        300        Lakeland Financial Corp .....................          7,107
      1,900        Landamerica Financial Group, Inc ............         62,491
        600      * LendingTree, Inc ............................          8,844
        800        Lexington Corporate Properties Trust ........         12,880
        500        Liberty Corp ................................         17,900
        600        LNR Property Corp ...........................         20,010
        600      * Local Financial Corp ........................          8,286
        300        LSB Bancshares, Inc .........................          4,932
        200        LTC Properties, Inc .........................          1,624
      1,100        Macerich Co .................................         34,078
        700        MAF Bancorp, Inc ............................         21,630

                       SEE NOTES TO FINANCIAL STATEMENTS

14  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

    Statement
    of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(Continued)
        300        Main Street Banks, Inc ......................   $      5,559
        200        MainSource Financial Group, Inc .............          4,758
        500        Manufactured Home Communities, Inc ..........         15,940
        200        MASSBANK Corp ...............................          5,988
        700        MCG Capital Corp ............................          9,226
        400        Medford Bancorp, Inc ........................         13,980
        100      * MEEMIC Holdings, Inc ........................          2,866
        100        Merchants Bancshares, Inc ...................          2,470
        600        Meristar Hospitality Corp ...................          5,154
        900        Metris Cos, Inc .............................          2,079
      1,300        MFA Mortgage Investments, Inc ...............         10,530
        500        Mid Atlantic Realty Trust ...................          8,015
        400        Mid-America Apartment Communities, Inc ......          9,964
        200        Midland Co ..................................          3,366
        600        Mid-State Bancshares ........................          9,840
        300        Midwest Banc Holdings, Inc ..................          5,727
        600        Mills Corp ..................................         17,796
        200        Mission West Properties, Inc ................          2,216
        200        Mississippi Valley Bancshares, Inc ..........          9,964
        100        Nara Bancorp, Inc ...........................          1,727
        100        NASB Financial, Inc .........................          2,079
        800        National Health Investors, Inc ..............         12,200
        200        National Health Realty, Inc .................          3,152
        200        National Penn Bancshares, Inc ...............          5,592
        100      * National Western Life Insurance Co
                     (Class A) .................................         10,200
      1,800        Nationwide Health Properties, Inc ...........         30,690
        100      * Navigators Group, Inc .......................          2,027
        200        NBC Capital Corp ............................          5,020
        600        NBT Bancorp, Inc ............................         10,362
        400      * NetBank, Inc ................................          4,164
      2,400        New Century Financial Corp ..................         56,160
        300        Northwest Bancorp, Inc ......................          3,819
      1,300        Novastar Financial, Inc .....................         28,405
        800        OceanFirst Financial Corp ...................         16,480
        800      * Ocwen Financial Corp ........................          2,320
        500        Odyssey Re Holdings Corp ....................          8,305
      1,600      * Ohio Casualty Corp ..........................         26,048
        200        Old Second Bancorp, Inc .....................          7,636
        200        Omega Financial Corp ........................          6,750
        500        Oriental Financial Group, Inc ...............         11,000
      1,200        Pacific Capital Bancorp .....................         32,590
        600        Pacific Northwest Bancorp ...................         16,338
        300      * Pacific Union Bank ..........................          3,363
      1,400        Pan Pacific Retail Properties, Inc ..........         48,272
        200        Parkvale Financial Corp .....................          4,710
        200        Parkway Properties, Inc .....................          6,768
        200        Partners Trust Financial Group, Inc .........          2,794
        100        Peapack Gladstone Financial Corp ............          6,500
        200        Pennfed Financial Services, Inc .............          5,498
        300        Pennrock Financial Services Corp ............          8,700
        400        Pennsylvania Real Estate Investment Trust ...         10,304
        200        Peoples Bancorp, Inc ........................          5,140
        200        Peoples Holding Co ..........................          8,150
        300        PFF Bancorp, Inc ............................          8,316
        200      * Philadelphia Consolidated Holding Corp ......          5,900
        200      * Pico Holdings, Inc ..........................          2,200
        400        PMA Capital Corp (Class A) ..................          6,000
        800        Port Financial Corp .........................         32,008
      1,100        Post Properties, Inc ........................         28,578
      1,000        Prentiss Properties Trust ...................         28,940
        400        Presidential Life Corp ......................          5,760
        100        PrivateBancorp, Inc .........................          3,057
        400      * ProAssurance Corp ...........................          6,760
        300        Prosperity Bancshares, Inc ..................          5,109
        100        Provident Bancorp, Inc ......................          2,845
        800        Provident Bankshares Corp ...................         17,264
        300        PS Business Parks, Inc ......................         10,200
        100      * Quaker City Bancorp, Inc ....................          3,317
      1,500        RAIT Investment Trust .......................         30,900
        300        Ramco-Gershenson Properties .................          5,898
        500        Realty Income Corp ..........................         17,075
        800        Redwood Trust, Inc ..........................         21,864
      1,500        Republic Bancorp, Inc .......................         19,500
        200        Republic Bancorp, Inc (Class A) (Kentucky) ..          2,250
        200      * Republic Bancshares, Inc ....................          3,888
        500        Resource America, Inc (Class A) .............          4,000
        900        RFS Hotel Investors, Inc ....................          9,891
        200        Riggs National Corp .........................          2,858
        300        RLI Corp ....................................         16,095
        100        Royal Bancshares Of Pennsylvania (Class A) ..          1,830
        900        S & T Bancorp, Inc ..........................         22,662
        100        S.Y. Bancorp, Inc ...........................          3,473
        300        Sandy Spring Bancorp, Inc ...................          9,240
        400        Santander Bancorp ...........................          5,520
        300        Saul Centers, Inc ...........................          6,966
        800      * Saxon Capital, Inc ..........................          8,856
        300        Seacoast Banking Corp Of Florida ............          5,754
        700        Seacoast Financial Services Corp ............         14,049
        300        Second Bancorp, Inc .........................          8,019
        900        Selective Insurance Group, Inc ..............         19,557
      1,800        Senior Housing Properties Trust .............         20,196
        200        Simmons First National Corp (Class A) .......          7,436
        300        Sizeler Property Investors ..................          3,018
        800        SL Green Realty Corp ........................         24,592
      1,100      * SoundView Technology Group, Inc .............          1,430
      1,200        South Financial Group, Inc ..................         25,308
      1,000      * Southwest Bancorp Of Texas, Inc .............         36,410
        200        Southwest Bancorp, Inc ......................          5,030
        500        Sovran Self Storage, Inc ....................         15,210
        300        St. Francis Capital Corp ....................          6,903
        500        State Auto Financial Corp ...................          7,570
        200        State Bancorp, Inc ..........................          3,550
      1,700        Staten Island Bancorp, Inc ..................         29,580
        100        Sterling Bancorp ............................          2,653
        300        Sterling Bancshares, Inc ....................          3,921
        600        Sterling Financial Corp (Pennsylvania) ......         13,998
        400      * Sterling Financial Corp (Spokane) ...........          7,252
      1,000      * Stewart Information Services Corp ...........         21,350
        500        Suffolk Bancorp .............................         16,100
        200        Summit Bancshares, Inc ......................          4,210
        500        Summit Properties, Inc ......................          9,700
        100        Sun Bancorp, Inc (Pennsylvania) .............          2,248
        100      * Sun Bancorp, Inc (New Jersey) ...............          1,326
        400        Sun Communities, Inc ........................         14,680
        300        Superior Financial Corp .....................          5,640
      1,300        Susquehanna Bancshares, Inc .................         28,145
        200      * Syntroleum Corp .............................            332
      1,900        Taubman Centers, Inc ........................         27,037
        800        Texas Regional Bancshares, Inc (Class A) ....         26,792
      2,800        Thornburg Mortgage, Inc .....................         52,612
        300        Three Rivers Bancorp, Inc ...................          4,800
        200        Tompkins Trustco, Inc .......................          8,580
        500        Town & Country Trust ........................         10,515
        500      * Trammell Crow Co ............................          4,930
        500      * Triad Guaranty, Inc .........................         17,410
        100        Trico Bancshares ............................          2,530
        600        Troy Financial Corp .........................         15,648
        700        Trust Co Of New Jersey ......................         17,815
      2,300        Trustco Bank Corp NY ........................         24,329

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  15

    Statement
    of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(Continued)
        700        U.S. Restaurant Properties, Inc .............   $      9,975
        400        U.S.B. Holding Co, Inc ......................          7,372
      2,700      * UICI ........................................         43,902
        600        UMB Financial Corp ..........................         23,424
        200        Umpqua Holdings Corp ........................          3,286
        300      * Union Acceptance Corp (Class A) .............          1,209
        200        Union Bankshares Corp .......................          4,986
      1,200        United Bankshares, Inc ......................         34,812
        600        United Community Banks, Inc .................         14,580
        900        United Community Financial Corp .............          7,965
        300        United Fire & Casualty Co ...................         10,194
        500        United National Bancorp .....................         10,290
        700      * Universal American Financial Corp ...........          3,431
        300        Universal Health Realty Income Trust ........          7,785
        700        Unizan Financial Corp .......................         13,425
        100        Value Line, Inc .............................          3,900
      1,100        Vesta Insurance Group, Inc ..................          2,750
        200        Virginia Financial Group, Inc ...............          6,006
      1,500        W Holding Co, Inc ...........................         24,450
        200        Warwick Community Bancorp ...................          5,400
      1,200        Washington Real Estate Investment Trust .....         30,456
        400        Washington Trust Bancorp, Inc ...............          7,896
      1,100        Waypoint Financial Corp .....................         18,546
        200        Wesbanco, Inc ...............................          4,762
        600        West Coast Bancorp ..........................          9,084
        500        Westcorp ....................................         10,000
        100        Westfield Financial, Inc ....................          1,509
        300      * WFS Financial, Inc ..........................          6,222
        500        Willow Grove Bancorp, Inc ...................          5,900
        500        Winston Hotels, Inc .........................          3,620
        300        Wintrust Financial Corp .....................          8,595
        500      * World Acceptance Corp .......................          3,960
        400        WSFS Financial Corp .........................         11,200
      4,500      * Wyndham International, Inc (Class A) ........          1,530
        200        Yardville National Bancorp ..................          3,398
        100        Zenith National Insurance Corp ..............          2,642
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                           4,424,015
                                                                   ------------
 HEALTH CARE--13.80%
        300      * aaiPharma, Inc ..............................          3,597
      2,900      * Abgenix, Inc ................................         18,821
      3,400      * Adolor Corp .................................         47,668
        200      * Advanced Neuromodulation Systems, Inc .......          6,656
      1,400      * Advanced Tissue Sciences, Inc ...............          1,078
        100      * Advisory Board Co/The .......................          2,962
      1,300      * Alaris Medical, Inc .........................          6,201
        600      * Albany Molecular Research, Inc ..............         10,218
      1,700      * Alderwoods Group, Inc .......................         11,050
      2,200      * Alexion Pharmaceuticals, Inc ................         25,498
      1,600      * Alkermes, Inc ...............................         12,624
        300      * Alliance Imaging, Inc .......................          3,588
        300      * Allos Therapeutics, Inc .....................          2,544
        500        Alpharma, Inc (Class A) .....................          4,800
        400      * American Healthways, Inc ....................          6,468
        500      * American Medical Security Group, Inc ........          7,070
        600      * American Medical Systems Holdings, Inc ......         12,450
        200      * American Pharmaceutical Partners, Inc .......          3,266
        400      * AMERIGROUP Corp .............................         13,420
        600      * Ameripath, Inc ..............................          8,940
        600      * Amylin Pharmaceuticals, Inc .................          9,972
        700      * Antigenics, Inc .............................          5,656
        200      * Aphton Corp .................................            448
      2,100      * Applera Corp (Celera Genomics Group) ........         16,695
        500      * Applied Molecular Evolution .................          1,960
      1,200      * Apria Healthcare Group, Inc .................         28,272
        600      * Arena Pharmaceuticals, Inc ..................          3,360
        600      * Arqule, Inc .................................          3,090
        600      * Array Biopharma, Inc ........................          4,674
        400        Arrow International, Inc ....................         12,868
        700      * Arthrocare Corp .............................          8,484
        800      * Atherogenics, Inc ...........................          5,008
        600      * Atrix Laboratories, Inc .....................          8,880
      1,800      * AVANIR Pharmaceuticals (Class A) ............          2,070
        300      * Avigen, Inc .................................          2,379
        400      * Benthley Pharmaceuticals, Inc ...............          3,400
      3,000      * Beverly Enterprises, Inc ....................          7,260
        300      * BioMarin Pharmaceutical, Inc ................          1,737
        600      * Biopure Corp ................................          2,100
        500      * Bio-Rad Laboratories, Inc (Class A) .........         18,830
        200      * Bio-Reference Labs, Inc .....................          1,300
        100      * Bioreliance Corp ............................          2,082
        300      * Biosite, Inc ................................          8,697
      1,800      * Bio-Technology General Corp .................          5,328
        300      * Bradley Pharmaceuticals, Inc ................          2,628
        400      * Britesmile, Inc .............................            300
        300      * Bruker AXS, Inc .............................            630
        700      * Caliper Technologies Corp ...................          2,933
        600      * Cantel Medical Corp .........................          6,060
        600      * Cardiodynamics International Corp ...........          1,716
      1,000      * Cell Genesys, Inc ...........................         12,050
      1,000      * Cell Therapeutics, Inc ......................          4,400
        200      * Centene Corp ................................          5,338
        400      * Cepheid, Inc ................................          1,540
        700      * Cerus Corp ..................................         11,669
        200      * Chattem, Inc ................................          8,166
        100      * Cholestech Corp .............................          1,037
        500      * Cima Labs, Inc ..............................         12,575
        600      * Ciphergen Biosystems, Inc ...................          1,800
        100      * Closure Medical Corp ........................          1,116
        300      * Cobalt Corp .................................          5,010
      1,000      * Coherent, Inc ...............................         18,250
      1,800      * Columbia Laboratories, Inc ..................          8,100
        200      * Computer Programs & Systems, Inc ............          4,276
        300      * Conceptus, Inc ..............................          4,590
        900      * Conmed Corp .................................         18,135
        900      * Connetics Corp ..............................          8,325
        600        Cooper Cos, Inc .............................         31,500
      1,400      * Corixa Corp .................................          8,862
        500      * Corvel Corp .................................         14,985
      2,000      * Covance, Inc ................................         39,140
      1,000      * Cross County, Inc ...........................         14,000
        800      * Cubist Pharmaceuticals, Inc .................          4,088
      3,100      * CuraGen Corp ................................         13,082
      1,200      * CV Therapeutics, Inc ........................         25,092
        200      * Cyberonics, Inc .............................          3,442
        500        Datascope Corp ..............................         13,530
        200      * Deltagen, Inc ...............................            300
        500      * Dendrite International, Inc .................          3,155
        100      * Dianon Systems, Inc .........................          4,731
        500      * Discovery Partners International, Inc .......          1,595
        700      * Diversa Corp ................................          5,971
        200      * DJ Orthopedics, Inc .........................            764
      1,500      * Durect Corp .................................          4,650
        400      * DVI, Inc ....................................          1,920
        100      * Dynacq International, Inc ...................          1,164
      1,000      * Eclipsys Corp ...............................          5,080
        700      * Embrex, Inc .................................          7,770
        600      * Endo Pharmaceuticals Holdings, Inc ..........          5,118
        700      * Enzo Biochem, Inc ...........................         10,010
      1,300      * Enzon, Inc ..................................         25,012

                       SEE NOTES TO FINANCIAL STATEMENTS

16  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

    Statement
    of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(Continued)
        300      * Eon Labs, Inc ...............................   $      6,474
        400      * EPIX Medical, Inc ...........................          1,812
        500      * Exact Sciences Corp .........................          6,685
        800      * Gene Logic, Inc .............................          6,216
        300      * Genencor International, Inc .................          2,853
      1,300      * Genesis Health Ventures, Inc ................         21,372
      1,300      * Genta, Inc ..................................          8,346
      1,100      * Genzyme Corp (Biosurgery Division) ..........          2,057
      1,600      * Geron Corp ..................................          6,240
        700      * Guilford Pharmaceuticals, Inc ...............          3,388
        600      * Haemonetics Corp ............................         14,238
        700      * Hanger Orthopedic Group, Inc ................         11,130
        500      * Harvard Bioscience, Inc .....................          1,515
        300      * Healthcare Services Group ...................          4,092
        500      * HealthExtras, Inc ...........................          2,115
      1,400      * HealthTronics Surgical Services, Inc ........         11,718
        300      * ICU Medical, Inc ............................         10,956
      1,000      * Idexx Laboratories, Inc .....................         30,948
        100      * IDX Systems Corp ............................          1,241
        200      * Igen International, Inc .....................          5,976
      1,000      * Ilex Oncology, Inc ..........................          4,750
      1,200      * Illumina, Inc ...............................          4,128
        400      * I-many, Inc .................................            800
      4,500      * ImClone Systems, Inc ........................         35,100
        400      * Immucor, Inc ................................          6,500
      1,200      * Immunogen, Inc ..............................          3,888
      1,200        Immunomedics, Inc ...........................          7,200
        500      * Impath, Inc .................................          6,455
      1,000      * Impax Laboratories, Inc .....................          4,860
        500      * Inamed Corp .................................         11,500
      2,000      * Incyte Genomics, Inc ........................          9,280
      5,200      * Inhale Therapeutic Systems, Inc .............         26,146
        700      * Integra LifeSciences Holding ................         11,123
        800      * Integrated Silicon Solution, Inc ............          2,384
        900      * InterMune, Inc ..............................         29,538
        900      * Intuitive Surgical, Inc .....................          7,191
        800        Invacare Corp ...............................         27,400
        200      * Inverness Medical Innovations, Inc ..........          1,898
        300      * Kendle International, Inc ...................          2,010
        300      * Kensey Nash Corp ............................          4,513
      1,200      * Kindred Healthcare, Inc .....................         44,436
        500      * Kosan Biosciences, Inc ......................          3,270
        800      * KV Pharmaceutical Co (Class A) ..............         15,120
        200      * Kyphon, Inc .................................          2,640
        100      * LabOne, Inc .................................          1,616
        200        Landauer, Inc ...............................          6,630
      1,000      * Lexicon Genetics, Inc .......................          4,010
        300      * Lifecore Biomedical, Inc ....................          1,860
        200      * Luminex Corp ................................          1,408
        700      * Magellan Health Services, Inc ...............            182
        200      * Martek Biosciences Corp .....................          3,276
        100      * Matria Healthcare, Inc ......................            858
        700      * MAXIMUS, Inc ................................         15,680
        900      * Maxygen, Inc ................................          5,589
      2,100      * Medarex, Inc ................................          7,035
        200      * Medcath Corp ................................          2,260
        300      * Medical Staffing Network Holdings, Inc ......          4,551
        300      * MedQuist, Inc ...............................          7,040
        400      * MedSource Technologies, Inc .................          3,008
      1,300        Mentor Corp .................................         41,444
        200      * Meridian Medical Technologies, Inc ..........          7,190
        500      * MIM Corp ....................................          4,725
        500      * Molecular Devices Corp ......................          6,255
      1,200      * Mykrolis Corp ...............................          7,380
        700      * Myriad Genetics, Inc ........................         11,088
      1,200      * Nabi Biopharmaceuticals .....................          6,507
        300      * Napro Biotherapeutics, Inc ..................            336
        600      * Nastech Pharmaceutical Co ...................          4,968
        200      * National Healthcare Corp ....................          3,590
        700      * Neoforma, Inc ...............................          6,601
        300      * Neose Technologies, Inc .....................          2,328
        300      * Neurocrine Biosciences, Inc .................         12,300
        400      * Neurogen Corp ...............................          3,212
        600      * Noven Pharmaceuticals, Inc ..................          7,344
      3,400      * NPS Pharmaceuticals, Inc ....................         69,931
        500      * Ocular Sciences, Inc ........................         11,680
        100      * Odyssey HealthCare, Inc .....................          2,995
        300      * On Assignment, Inc ..........................          2,481
        400      * Onyx Pharmaceuticals, Inc ...................          1,712
      1,000      * Orthologic Corp .............................          3,870
      2,600      * OSI Pharmaceuticals, Inc ....................         44,122
        700        Owens & Minor, Inc ..........................         10,003
      1,200      * Pacificare Health Systems, Inc ..............         27,708
        500      * Pain Therapeutics, Inc ......................          1,985
        700      * Parexel International Corp ..................          5,950
        200      * PDI, Inc ....................................            814
        700      * Pediatrix Medical Group, Inc ................         21,693
      2,900      * Peregrine Pharmaceuticals, Inc ..............          1,218
        900      * Per-Se Technologies, Inc ....................          8,892
        600      * Pharmaceutical Resources, Inc ...............         16,788
        300      * Pharmacopeia, Inc ...........................          2,658
        600      * PolyMedica Corp .............................         15,852
        400      * Possis Medical, Inc .........................          4,084
        200      * PracticeWorks, Inc ..........................          3,460
      2,200      * Praecis Pharmaceuticals, Inc ................          6,578
        400      * Prime Medical Services, Inc .................          3,696
        800      * Priority Healthcare Corp (Class B) ..........         20,160
        200      * Progenics Pharmaceuticals ...................          1,004
      2,700      * Protein Design Labs, Inc ....................         22,410
      1,600      * Province Healthcare Co ......................         27,440
        100      * Proxymed, Inc ...............................          1,513
      2,200      * PSS World Medical, Inc ......................         14,630
        200      * QMed, Inc ...................................          1,398
      4,600      * Quadramed Corp ..............................          8,326
        800      * Quidel Corp .................................          3,576
        600      * Radiologix, Inc .............................          3,840
      2,200      * Regeneron Pharmaceuticals, Inc ..............         29,700
        600      * RehabCare Group, Inc ........................         13,878
        900      * Res-Care, Inc ...............................          4,464
      1,000      * Resmed, Inc .................................         28,600
      1,000      * Respironics, Inc ............................         32,010
        800      * Rigel Pharmaceuticals, Inc ..................          1,280
      1,600      * Sangamo Biosciences, Inc ....................          3,152
        900      * Sangstat Medical Corp .......................         18,774
      1,400      * Scios, Inc ..................................         35,630
      1,000      * Seattle Genetics, Inc .......................          3,220
        500      * Select Medical Corp .........................          7,150
      2,100      * Sepracor, Inc ...............................         11,004
        700      * Serologicals Corp ...........................          9,373
      9,400      * Service Corp International ..................         32,900
      1,200      * Sierra Health Services, Inc .................         21,528
        300      * Sola International, Inc .....................          3,015
        300      * Sonic Innovations, Inc ......................          1,575
      1,000      * Stericycle, Inc .............................         33,920
      2,900      * Stewart Enterprises, Inc (Class A) ..........         14,790
        600      * Sunrise Assisted Living, Inc ................         12,870
        900      * SuperGen, Inc ...............................          1,557
        400      * SurModics, Inc ..............................         12,708
      1,100      * Sybron Dental Specialties, Inc ..............         15,389

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  17

    Statement
    of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(Continued)
        500      * Syncor International Corp ...................   $     16,055
      2,700      * Tanox, Inc ..................................         28,350
      1,400      * Techne Corp .................................         45,906
        800      * Telik, Inc ..................................          9,904
        500      * Texas Biotechnology Corp ....................          1,530
        900      * Theragenics Corp ............................          3,960
        700      * Therasense, Inc .............................          9,772
        900      * Thoratec Corp ...............................          7,056
        900      * Transkaryotic Therapies, Inc ................         29,169
      1,100      * Trimeris, Inc ...............................         49,115
      1,200      * Tularik, Inc ................................          8,220
      4,700      * U.S. Oncology, Inc ..........................         38,117
      1,000      * U.S. Physical Therapy, Inc ..................         10,550
        600      * Umilab Corp .................................         12,582
        600      * United Surgical Partners International, Inc .         13,260
        600      * United Therapeutics Corp ....................          9,870
        400      * Urologix, Inc ...............................          1,824
      1,200      * Varian, Inc .................................         33,132
        500      * VCA Antech, Inc .............................          6,170
        400      * Ventana Medical Systems, Inc ................          7,492
      1,900        Ventas, Inc .................................         25,365
      1,500      * Versicor, Inc ...............................         12,780
        900      * Viasys Healthcare, Inc ......................         13,860
        600      * Vical, Inc ..................................          1,386
      1,500      * Visx, Inc ...................................         13,845
        300        Vital Signs, Inc ............................          8,913
      2,100      * VitalWorks, Inc .............................         15,267
      1,000      * Vivus, Inc ..................................          4,320
        500      X-Rite, Inc ...................................          3,865
        100      * Young Innovations, Inc ......................          2,682
        300      * Zoll Medical Corp ...........................          9,120
        300      * Zymogenetics, Inc ...........................          2,400
                                                                   ------------
                   TOTAL HEALTH CARE                                  2,557,638
                                                                   ------------
 OTHER--4.14%
      1,100        ABM Industries, Inc .........................         15,510
      1,300        Acuity Brands, Inc ..........................         15,938
        200      * Administaff, Inc ............................            770
        700      * Advo, Inc ...................................         22,225
      1,200        Alexander & Baldwin, Inc ....................         26,700
        100      * Ambassadors Group, Inc ......................          1,472
        900        Banta Corp ..................................         31,950
        400      * Bell Microproducts, Inc .....................          1,672
        700        Brady Corp (Class A) ........................         22,540
        300      * Bright Horizons Family Solutions, Inc .......          8,379
        300      * CDI Corp ....................................          7,845
        600        Central Parking Corp ........................         12,084
      2,400      * Century Business Services, Inc ..............          6,360
        300      * Charles River Associates, Inc ...............          4,980
      1,300      * Corinthian Colleges, Inc ....................         49,062
      1,200      * Corporate Executive Board Co ................         34,260
        300      * CoStar Group, Inc ...........................          5,400
        100        Courier Corp ................................          3,800
        800        Curtiss-Wright Corp .........................         47,832
        200      * Daisytek International Corp .................          2,600
        500        Ennis Business Forms, Inc ...................          6,525
        300      * ESCO Technologies, Inc ......................          9,690
        900      * Exult, Inc ..................................          2,655
        800      * Fidelity National Information
                     Solutions, Inc ............................         12,232
        500      * First Consulting Group, Inc .................          2,710
        200      * General Binding Corp ........................          3,170
        200        Gentiva Health Services, Inc ................          1,654
        300      * Hall Kinion & Associates, Inc ...............          1,800
      1,000        Harland (John H.) Co ........................         27,150
        500      * Heidrick & Struggles International, Inc .....          7,595
        800      * infoUSA, Inc ................................          3,464
        300      * Invision Technologies, Inc ..................          9,603
        600        Kelly Services, Inc (Class A) ...............         13,002
      1,100      * Korn/Ferry International ....................          8,624
      1,700      * Labor Ready, Inc ............................         10,744
        200      * Lifeline Systems, Inc .......................          4,400
        300        Matthews International Corp (Class A) .......          7,011
        100        McGrath RentCorp ............................          2,037
        300      * Memberworks, Inc ............................          5,226
      2,800      * MPS Group, Inc ..............................         16,240
        300      * MSC.Software Corp ...........................          2,556
      1,200      * Navigant Consulting, Inc ....................          6,624
        600      * NCO Group, Inc ..............................          6,834
        800        New England Business Services, Inc ..........         16,920
        600      * Offshore Logistics, Inc .....................         10,776
      1,600      * Pre-Paid Legal Services, Inc ................         31,808
        100      * ProQuest Co .................................          3,035
        400      * Protection One, Inc .........................          1,080
      1,200      * R.H. Donnelley Corp .........................         31,200
        200      * Remedytemp, Inc (Class A) ...................          2,506
      1,400      * Rent-Way, Inc ...............................          4,200
        300      * Right Management Consultants ................          7,392
        500        Rollins, Inc ................................          9,700
        500      * School Specialty, Inc .......................         12,505
      1,800      * Spherion Corp ...............................         12,690
        600        Standard Register Co ........................         14,400
        400        Standex International Corp ..................          8,112
        400      * Startek, Inc ................................          8,804
        300        Strayer Education, Inc ......................         17,847
      1,800      * Symyx Technologies, Inc .....................         18,846
        400        Talx Corp ...................................          5,268
        100      * Tejon Ranch Co ..............................          2,439
      1,200      * TeleTech Holdings, Inc ......................          7,500
      2,000      * U.S. Industries, Inc ........................          4,700
        200        Unifirst Corp ...............................          4,768
      1,000      * United Stationers, Inc ......................         26,300
        200      * Wackenhut Corrections Corp ..................          2,268
        800        Walter Industries, Inc ......................          9,824
                                                                   ------------
                   TOTAL OTHER                                          767,813
                                                                   ------------
 PRODUCER DURABLES--4.98%
      1,000      * Active Power, Inc ...........................          1,340
      1,800      * Actuant Corp ................................         66,420
        200        Alamo Group, Inc ............................          2,472
        400        American States Water Co ....................         10,488
      1,100        Ametek, Inc .................................         32,032
        700        Applied Industrial Technologies, Inc ........         11,865
        500      * Astec Industries, Inc .......................          5,390
        900        Baldor Electric Co ..........................         17,190
        800        Briggs & Stratton Corp ......................         30,032
        400        California Water Service Group ..............         10,212
      3,600      * Capstone Turbine Corp .......................          2,124
        500      * Casella Waste Systems, Inc (Class A) ........          3,215
        400        CIRCOR International, Inc ...................          5,360
        800      * Coinstar, Inc ...............................         20,624
      1,000      * Columbus Mckinnon Corp ......................          5,260
        300      * Consolidated Graphics, Inc ..................          5,265
        100      * CTB International Corp ......................          1,279
        800      * Cuno, Inc ...................................         24,680
      1,500      * Dycom Industries, Inc .......................         13,740
      1,400        Federal Signal Corp .........................         25,788
        900      * Flow International Corp .....................          2,907
        300        Franklin Electric Co, Inc ...................         12,825
        500      * FuelCell Energy, Inc ........................          3,150
        200      * Gardner Denver, Inc .........................          3,142
        500      * Genlyte Group, Inc ..........................         17,725

                       SEE NOTES TO FINANCIAL STATEMENTS

18  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

    Statement
    of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 PRODUCER DURABLES--(Continued)
        700      * Global Power Equipment Group, Inc ...........   $      3,290
        200        Gorman-Rupp Co ..............................          4,660
      1,100      * Graphic Packaging International Corp ........          8,778
      1,000      * Headwaters, Inc .............................         13,820
        200        IDEX Corp ...................................          5,710
        500      * Imagistics International, Inc ...............          8,675
        400      * Ionics, Inc .................................          9,524
      1,300        JLG Industries, Inc .........................         10,465
      1,300      * Joy Global, Inc .............................         10,790
        800        Kaydon Corp .................................         16,032
        500        Kennametal, Inc .............................         16,060
        200        Lawson Products, Inc ........................          5,830
      1,100        Lincoln Electric Holdings, Inc ..............         24,344
        400      * Littelfuse, Inc .............................          6,728
        400      * Magna Entertainment Corp (Class A) ..........          2,175
        200      * Magnetek, Inc ...............................            640
        800        Manitowoc Co, Inc ...........................         21,880
      1,400        Milacron, Inc ...............................          6,314
        300        Mine Safety Appliances Co ...................         11,757
        400        Nacco Industries, Inc (Class A) .............         15,920
      2,200      * Newpark Resources, Inc ......................          8,712
        300        NN, Inc .....................................          2,775
        700        Nordson Corp ................................         16,618
        200      * Photon Dynamics, Inc ........................          3,726
        500      * Plug Power, Inc .............................          2,394
     13,900      * Power-One, Inc ..............................         41,422
      3,400      * Quanta Services, Inc ........................          7,072
      1,000      * Rayovac Corp ................................         12,200
        300        Regal-Beloit Corp ...........................          5,133
        200        Richardson Electronics Ltd ..................          1,316
        100        Robbins & Myers, Inc ........................          1,865
        900        Roper Industries, Inc .......................         31,050
        300        Sauer-Danfoss, Inc ..........................          2,700
        100        SJW Corp ....................................          7,800
        300        Starrett (L.S.) Co (Class A) ................          4,584
        600        Stewart & Stevenson Services, Inc ...........          5,876
        200      * Strattec Security Corp ......................         10,204
        600        Tecumseh Products Co (Class A) ..............         25,176
        400        Tennant Co ..................................         12,940
        100      * Terex Corp ..................................          1,690
      1,500      * Tetra Tech, Inc .............................         11,985
        400      * Tetra Technologies, Inc .....................          8,060
      1,300      * Thomas & Betts Corp .........................         18,317
        500        Toro Co .....................................         28,125
        100      * TRC Cos, Inc ................................          1,715
        200        Trinity Industries, Inc .....................          3,292
      4,100      * UNOVA, Inc ..................................         20,172
        600        Valhi, Inc ..................................          5,892
        500        Valmont Industries, Inc .....................         11,675
      1,700        Wabtec Corp .................................         23,936
      1,100      * Waste Connections, Inc ......................         38,269
        500        Watts Industries, Inc (Class A) .............          8,200
                                                                   ------------
                   TOTAL PRODUCER DURABLES                              922,808
                                                                   ------------
 TECHNOLOGY--15.08%
        200      * 3D Systems Corp .............................          1,316
        600      * Actel Corp ..................................          6,240
        800      * Acterna Corp ................................            320
      1,300      * Actuate Corp ................................          1,235
        300      * ADE Corp ....................................          1,263
      1,500      * Adtran, Inc .................................         23,400
      1,000      * Advanced Digital Information Corp ...........          4,800
        500      * Advanced Energy Industries, Inc .............          4,450
        200      * Advanced Power Technology, Inc ..............            778
      2,300      * Aeroflex, Inc ...............................         11,592
        300      * Aether Systems, Inc .........................            804
      1,100      * Agile Software Corp .........................          7,051
      1,000      * Akamai Technologies, Inc ....................            830
        700      * Alliance Semiconductor Corp .................          2,660
        300      * Alloy, Inc ..................................          2,493
        100      * Altiris, Inc ................................            995
      3,100      * American Management Systems, Inc ............         39,463
        600      * American Superconductor Corp ................          1,620
        400      * Anadigics, Inc ..............................            852
        300        Analogic Corp ...............................         12,567
        700      * Anaren Microwave, Inc .......................          5,754
      1,500      * Anixter International, Inc ..................         30,900
      1,400      * Answerthink, Inc ............................          2,030
        400      * Ansys, Inc ..................................          6,892
        600      * Anteon International Corp ...................         16,308
      1,400      * APAC Customer Services, Inc .................          4,074
      1,800      * Arbitron, Inc ...............................         61,380
      8,000      * Ariba, Inc ..................................         10,800
      2,000      * Arris Group, Inc ............................          7,400
      2,000      * Artesyn Technologies, Inc ...................          3,020
        200      * Artisan Components, Inc .....................          1,822
      2,600      * Ascential Software Corp .....................          4,831
        900      * Asiainfo Holdings, Inc ......................          3,002
      3,000      * Aspect Communications Corp ..................          4,410
      1,100      * Aspen Technology, Inc .......................          3,300
        300      * AstroPower, Inc .............................          2,130
      1,200      * Asyst Technologies, Inc .....................          7,248
        400      * At Road, Inc ................................          2,160
        800      * ATMI, Inc ...................................         11,280
        900      * Audiovox Corp (Class A) .....................          6,299
      1,800      * Avanex Corp .................................          2,466
      1,600      * Avenue A, Inc ...............................          4,000
        800      * Avid Technology, Inc ........................          8,240
      1,300      * Avocent Corp ................................         17,394
      3,000      * Axcelis Technologies, Inc ...................         14,640
        600      * AXT, Inc ....................................          1,248
        600      * Barra, Inc ..................................         16,392
        100        BEI Technologies, Inc .......................          1,100
        400        Bel Fuse, Inc (Class B) .....................          8,580
        700        Belden, Inc .................................          9,394
        800      * Benchmark Electronics, Inc ..................         16,840
        600      * Black Box Corp ..............................         19,920
      1,500      * Borland Software Corp .......................         11,685
        100      * Boston Communications Group .................          1,032
      1,800        C&D Technologies, Inc .......................         26,388
        900      * Cable Design Technologies Corp ..............          5,508
      1,000      * CACI International, Inc (Class A) ...........         35,450
      1,900      * Caminus Corp ................................          3,382
        600      * Carreker Corp ...............................          3,678
        100      * Catapult Communications Corp ................            975
      1,000      * C-COR.net Corp ..............................          3,710
     11,900      * Centillium Communications, Inc ..............         14,280
      1,400      * Checkpoint Systems, Inc .....................         17,290
      1,700      * Ciber, Inc ..................................          9,877
      1,500      * Cirrus Logic, Inc ...........................          3,825
      3,800      * CNET Networks, Inc ..........................          4,180
      1,000      * Cognex Corp .................................         13,910
        200      * Cognizant Technology Solutions Corp .........         11,494
        600        Cohu, Inc ...................................          6,780
      1,100      * CommScope, Inc ..............................          7,458
      1,000      * Compucom Systems, Inc .......................          5,760
      1,300      * Computer Horizons Corp ......................          4,836
        800      * Computer Network Technology Corp ............          4,016
        100        Compx International, Inc ....................            928
        700      * Concord Camera Corp .........................          3,262

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  19

    Statement
    of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(Continued)
        500      * Concord Communications, Inc .................   $      2,525
      1,900      * Concurrent Computer Corp ....................          4,332
        200      * CoorsTek, Inc ...............................          3,000
      1,900      * Covansys Corp ...............................          3,230
        700      * Cray, Inc ...................................          2,765
      1,800      * Credence Systems Corp .......................         15,588
      2,300      * Cree, Inc ...................................         28,750
      1,700        CTS Corp ....................................          7,820
        300        Cubic Corp ..................................          5,100
        400      * Daktronics, Inc. ............................          3,836
        500      * Datastream Systems, Inc .....................          2,500
      1,500      * DDI Corp ....................................            239
      1,000      * dELiA*s Corp (Class A) ......................          1,050
        300      * Digimarc Corp ...............................          3,501
        600      * Digital Insight Corp ........................          9,432
      1,200      * Digital River, Inc ..........................          9,204
        300      * Digitas, Inc ................................            660
        400      * DocuCorp International, Inc .................          4,328
      1,200      * Documentum, Inc .............................         13,860
      3,800      * DoubleClick, Inc ............................         19,532
        800      * DSP Group, Inc ..............................         12,847
        500      * Dupont Photomasks, Inc ......................         11,390
        600      * E.piphany, Inc ..............................          2,160
      4,900      * Earthlink, Inc ..............................         26,166
        800      * Echelon Corp ................................          6,960
        100        EDO Corp ....................................          2,241
      1,800      * eFunds Corp .................................         16,886
        800      * Electro Scientific Industries, Inc ..........         11,864
      2,700      * Electronics For Imaging, Inc ................         40,284
        200      * Embarcadero Technologies, Inc ...............            838
        300      * EMS Technologies, Inc .......................          3,078
      1,400      * Entegris, Inc ...............................         10,878
      3,400      * Enterasys Networks, Inc .....................          4,420
        700      * Entrust, Inc ................................          2,198
        300      * EPIQ Systems, Inc ...........................          5,298
        300      * eSpeed, Inc (Class A) .......................          3,048
      4,400      * ESS Technology, Inc .........................         27,060
        600      * Esterline Technologies Corp .................          9,984
      1,200      * Exar Corp ...................................         13,860
        300      * Excel Technology, Inc .......................          5,643
      3,300      * Extreme Networks, Inc .......................         13,893
      1,400      * F5 Networks, Inc ............................         10,570
        700      * FalconStor Software, Inc ....................          3,409
        700      * FEI Co ......................................         10,115
      1,000      * Filenet Corp ................................         10,350
      4,000      * Finisar Corp ................................          2,760
        600      * Flir Systems, Inc ...........................         20,994
      2,600      * Foundry Networks, Inc .......................         14,248
        900      * Freemarkets, Inc ............................          4,464
        300      * FSI International, Inc ......................            918
        300        General Cable Corp ..........................          1,155
        500      * Genesis Microchip, Inc ......................          3,835
        300      * Global Imaging Systems, Inc .................          5,664
      1,300      * GrafTech International Ltd ..................          9,425
      1,200      * Griffon Corp ................................         12,780
      1,800      * Harmonic, Inc ...............................          3,150
        900      * Hutchinson Technology, Inc ..................         14,535
      1,000      * Hypercom Corp ...............................          2,860
      1,000      * Hyperion Solutions Corp .....................         18,350
        600      * iGate Corp ..................................          1,632
        300      * Ii-Vi, Inc ..................................          4,005
      1,100      * Imation Corp ................................         31,163
        700      * Inet Technologies, Inc ......................          3,549
      1,100      * InFocus Corp ................................          8,382
        200      * Infogrames, Inc .............................            444
      1,900      * Infonet Services Corp (Class B) .............          4,256
      1,700      * Informatica Corp ............................          5,270
      2,000      * Information Resources, Inc ..................          7,420
        200      * Inforte Corp ................................          1,024
      1,400      * Inktomi Corp ................................            350
      1,300      * Inrange Technologies Corp (Class B) .........          3,627
        200      * Integral Systems, Inc .......................          3,822
        200      * Intercept, Inc ..............................          1,978
      2,000      * Interdigital Communications Corp ............         17,400
      3,100      * Intergraph Corp .............................         52,979
        400      * Intermagnetics General Corp .................          6,828
      1,200      * Internet Security Systems, Inc ..............         14,784
        900        Inter-Tel, Inc ..............................         18,315
      3,600      * Intertrust Technologies Corp ................         11,484
      3,200      * Interwoven, Inc .............................          6,426
      1,700      * Iomega Corp .................................         18,173
        600      * ITXC Corp ...................................          1,488
        700      * Ixia ........................................          2,870
        400      * j2 Global Communications, Inc ...............          7,956
        800      * JDA Software Group, Inc .....................          5,592
      1,800      * Keane, Inc ..................................         12,150
        200        Keithley Instruments, Inc ...................          2,430
        700      * Keynote Systems, Inc ........................          4,585
      1,000      * Kforce, Inc .................................          3,110
      2,100      * Kopin Corp ..................................          7,308
        600      * Kronos, Inc .................................         14,778
      1,500      * Kulicke & Soffa Industries, Inc .............          4,500
      2,000      * Lattice Semiconductor Corp ..................         12,440
        400      * Lawson Software, Inc ........................          1,416
        400      * Learning Tree International, Inc ............          5,876
      1,800      * Lexar Media, Inc ............................          4,770
      3,200      * Liberate Technologies .......................          4,992
        900      * Lightbridge, Inc ............................          6,076
      3,600      * Looksmart Ltd ...............................          3,492
      1,400      * LTX Corp ....................................          6,384
      1,300      * Macrovision Corp ............................         15,899
        600      * Magma Design Automation, Inc ................          5,352
      3,500      * Mail-Well, Inc ..............................          3,640
        600      * Manhattan Associates, Inc ...................          8,112
        200      * Mantech International Corp (Class A) ........          4,692
      1,400      * Manufacturers Services Ltd ..................          3,780
      1,800      * Manugistics Group, Inc ......................          5,022
        400      * MAPICS, Inc .................................          2,240
        500      * Mapinfo Corp ................................          1,975
      1,500      * Mastec, Inc .................................          4,845
      1,400      * Matrixone, Inc ..............................          6,076
      7,800      * Maxtor Corp .................................         20,358
      1,900      * McData Corp (Class A) .......................         10,317
        500      * MEMC Electronic Materials, Inc ..............          1,660
      2,000      * Mentor Graphics Corp ........................          9,760
      1,000      * Mercury Computer Systems, Inc ...............         23,600
        400      * Merix Corp ..................................          3,260
        900      * MetaSolv, Inc ...............................          1,377
      1,000        Methode Electronics, Inc (Class A) ..........          9,180
      2,300      * Micromuse, Inc ..............................          5,796
        600      * Microsemi Corp ..............................          3,366
        700      * Microtune, Inc ..............................          1,687
      1,100      * MIPS Technologies, Inc (Class A) ............          1,462
        500      * Monolithic System Technology, Inc ...........          5,000
        500      * MRO Software, Inc ...........................          4,350
        900      * MRV Communications, Inc .....................            765
        600        MTS Systems Corp ............................          5,681
        200      * Nanometrics, Inc ............................            532
        200      * Nassda Corp .................................          1,044

                       SEE NOTES TO FINANCIAL STATEMENTS

20  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

    Statement
    of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(Continued)
        400      * Navigant International, Inc .................   $      4,200
      1,000        NDCHealth Corp ..............................         15,550
        600      * Netegrity, Inc ..............................          1,236
      1,200      * NETIQ Corp ..................................         17,400
        200      * Netscout Systems, Inc .......................            732
        800      * New Focus, Inc ..............................          2,160
      1,100      * Newport Corp ................................         12,408
        500      * Next Level Communications, Inc ..............            385
        700      * NIC, Inc ....................................          1,197
        400      * Novadigm, Inc ...............................            800
     11,600      * Novell, Inc .................................         24,360
        600      * Nu Horizons Electronics Corp ................          3,600
      1,600      * Numerical Technologies, Inc .................          4,640
        800      * NYFIX, Inc ..................................          3,112
      4,600      * Oak Technology, Inc .........................         14,628
      1,300      * Omnivision Technologies, Inc ................          8,567
        800      * ON Semiconductor Corp .......................          1,000
      5,300      * Openwave Systems, Inc .......................          3,286
      3,100      * Oplink Communications, Inc ..................          1,798
        300      * Opnet Technologies, Inc .....................          1,899
        500      * Optical Communication Products, Inc .........            385
        200      * OSI Systems, Inc ............................          3,461
        200      * Overland Storage, Inc .......................          2,172
      1,600      * Overture Services, Inc ......................         37,712
        700      * Packeteer, Inc ..............................          2,100
     15,700      * Palm, Inc ...................................         11,618
        800      * Paradyne Networks, Inc ......................          1,064
     23,400      * Parametric Technology Corp ..................         42,120
        600        Park Electrochemical Corp ...................         10,020
      1,100      * Paxar Corp ..................................         15,994
        300      * PC-Tel, Inc .................................          1,563
        300      * PEC Solutions, Inc ..........................          6,678
        700      * Pegasus Solutions, Inc ......................          7,385
        700      * Pegasystems, Inc ............................          3,822
        600      * Pericom Semiconductor Corp ..................          5,172
        800      * Phoenix Technologies Ltd ....................          5,800
        800      * Photronics, Inc .............................          8,048
      1,300        Pioneer-Standard Electronics, Inc ...........          9,412
      1,000      * Pixelworks, Inc .............................          5,150
        500      * Planar Systems, Inc .........................          7,970
      1,100      * Plantronics, Inc ............................         17,930
      3,400      * Plexus Corp .................................         31,450
      1,600      * PLX Technology, Inc .........................          1,760
        500      * Pomeroy Computer Resources, Inc .............          4,930
      1,200      * Portal Software, Inc ........................            288
        800      * Power Integrations, Inc .....................          9,752
      5,000      * Powerwave Technologies, Inc .................         16,950
        300      * PRG-Schultz International, Inc ..............          3,714
        300      * Probusiness Services, Inc ...................          1,899
        900      * Progress Software Corp ......................         10,890
        700      * Proton Energy Systems .......................          1,484
      2,000      * Proxim Corp (Class A) .......................          3,500
      1,400      * PTEK Holdings, Inc ..........................          6,524
        700      * QRS Corp ....................................          4,641
      6,000      * Quantum Corp ................................         13,260
      1,100      * Quest Software, Inc .........................         10,340
        200        Quixote Corp ................................          3,690
        200      * Radiant Systems, Inc ........................          1,600
      1,400      * Radisys Corp ................................          5,544
        700      * Rainbow Technologies, Inc ...................          1,988
        600      * Raindance Communications, Inc ...............          1,854
      3,200      * Rambus, Inc .................................         13,888
      1,200      * Read-Rite Corp ..............................            624
      3,600      * Red Hat, Inc ................................         17,100
      1,500      * Redback Networks, Inc .......................            465
        900      * Register.com, Inc ...........................          2,727
        300      * Renaissance Learning, Inc ...................          4,263
      1,600      * Retek, Inc ..................................          5,760
      3,700      * Riverstone Networks, Inc ....................          1,887
        600      * Rogers Corp .................................         14,010
        200      * Roxio, Inc ..................................            606
      1,400      * RSA Security, Inc ...........................          4,704
        300      * Rudolph Technologies, Inc ...................          3,087
        600      * S1 Corp .....................................          3,216
      5,100      * Safeguard Scientifics, Inc ..................          5,661
        400      * Sanchez Computer Associates, Inc ............            976
      1,900      * Sandisk Corp ................................         24,909
        400      * SBS Technologies, Inc .......................          2,864
      3,700      * Scansoft, Inc ...............................         12,210
        200      * Scansource, Inc .............................         11,610
        700      * SCM Microsystems, Inc .......................          2,764
        500      * Semitool, Inc ...............................          2,575
        900      * Serena Software, Inc ........................         10,800
     10,500      * Silicon Graphics, Inc .......................          8,610
      1,800      * Silicon Image, Inc ..........................          7,362
        900      * Silicon Laboratories, Inc ...................         16,497
      2,300      * Silicon Storage Technology, Inc .............          8,993
        200      * Siliconix, Inc ..............................          3,554
        900      * Simpletech, Inc .............................          1,917
      4,100      * Sitel Corp ..................................          7,175
        900      * Somera Communications, Inc ..................          1,845
      2,600      * SONICblue, Inc ..............................            624
      1,500      * SonicWALL, Inc ..............................          4,125
      5,500      * Sonus Networks, Inc .........................          1,155
        500      * Sourcecorp ..................................         10,205
        500      * Spectralink Corp ............................          2,845
        300      * Spectrian Corp ..............................            885
        400      * SpeedFam-IPEC, Inc ..........................          1,484
        100      * SPSS, Inc ...................................          1,157
        200      * SRA International, Inc (Class A) ............          5,726
      1,600      * SS&C Technologies, Inc ......................         12,720
        400      * Standard Microsystems Corp ..................          6,112
      1,000      * StorageNetworks, Inc ........................          1,250
      1,900      * Stratex Networks, Inc .......................          2,430
        700      * Stratos Lightwave, Inc ......................            252
        100      * Suntron Corp ................................            325
        300      * Supertex, Inc ...............................          3,120
      1,900      * Surebeam Corp (Class A) .....................          3,420
      4,800      * Sycamore Networks, Inc ......................         11,280
      3,100      * Sykes Enterprises, Inc ......................         13,051
        200      * Synaptics, Inc ..............................            962
        300      * Synplicity, Inc .............................          1,293
        200      * Syntel, Inc .................................          2,354
        900      * Systems & Computer Technology Corp ..........          6,300
      1,100      * Take-Two Interactive Software, Inc ..........         31,900
      1,100        Technitrol, Inc .............................         16,445
      1,800      * Tekelec .....................................         15,534
      2,400      * Tellium, Inc ................................            912
        400      * Therma-Wave, Inc ............................            316
        700      * Three-Five Systems, Inc .....................          3,248
      2,400      * TIBCO Software, Inc .........................          9,000
        400      * Tollgrade Communications, Inc ...............          3,124
      3,100      * Touch America Holdings, Inc .................          1,922
      1,400      * Transaction Systems Architects, Inc
                     (Class A) .................................          8,680
      3,300      * Transmeta Corp ..............................          3,201
        800      * Trimble Navigation Ltd ......................          7,920
        100      * Tripos, Inc .................................            785
      2,600      * Triquint Semiconductor, Inc .................          9,178
        500      * Trizetto Group, Inc .........................          2,490

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  21

    Statement
    of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(Continued)
        500      * TTM Technologies, Inc .......................   $        785
      1,400      * Turnstone Systems, Inc ......................          3,108
        300      * Ulticom, Inc ................................          1,659
        700      * Ultratech Stepper, Inc ......................          5,663
        300        United Industrial Corp ......................          6,045
      2,200      * United Online, Inc ..........................         21,098
        900      * Universal Display Corp ......................          5,409
        900      * Varian Semiconductor Equipment
                     Associates, Inc ...........................         14,796
        600      * Veeco Instruments, Inc ......................          6,480
        100      * Verint Systems, Inc .........................            863
        700      * Verity, Inc .................................          6,965
        600      * Vicor Corp ..................................          4,290
      1,100      * Viewpoint Corp ..............................          2,398
      7,100      * Vignette Corp ...............................          5,687
        300      * Virage Logic Corp ...........................          2,829
        200        Virco Manufacturing Corp ....................          1,940
      3,200      * Vitesse Semiconductor Corp ..................          2,176
        700      * Vitria Technology, Inc ......................            546
      1,100      * Volt Information Sciences, Inc ..............         16,665
      1,100        Wallace Computer Services, Inc ..............         19,415
        700      * WebEx Communications, Inc ...................          7,833
      1,400      * webMethods, Inc .............................          6,762
        600      * Websense, Inc ...............................          6,966
        400      * WESCO International, Inc ....................          1,720
     10,900      * Western Digital Corp ........................         51,230
        600      * White Electronic Designs Corp ...............          4,494
        700      * Wilson Greatbatch Technologies, Inc .........         19,460
      2,100      * Wind River Systems, Inc .....................          6,762
        700      * Wireless Facilities, Inc ....................          3,101
        300        Woodhead Industries, Inc ....................          3,306
        200      * Xicor, Inc ..................................            722
        800      * Zoran Corp ..................................          8,800
        500      * Zygo Corp ...................................          2,120
                                                                   ------------
                   TOTAL TECHNOLOGY                                   2,794,943
                                                                   ------------
 TRANSPORTATION--2.14%
      1,500        Airborne, Inc ...............................         17,010
      1,900      * Airtran Holdings, Inc .......................          5,909
        700      * Alaska Air Group, Inc .......................         12,390
        200      * Arkansas Best Corp ..........................          5,738
        500      * ATA Holdings Corp ...........................          1,700
      1,200      * Atlantic Coast Airlines Holdings, Inc .......         11,100
      1,600      * Atlas Air Worldwide Holdings, Inc ...........          3,856
      1,400      * BE Aerospace, Inc ...........................          6,664
        700      * Covenant Transport, Inc (Class A) ...........         12,250
      1,000      * EGL, Inc ....................................         11,010
        900      * ExpressJet Holdings, Inc ....................          8,280
        700        Florida East Coast Industries, Inc
                     (Class A) .................................         16,520
      1,000      * Forward Air Corp ............................         18,100
        200      * Frontier Airlines, Inc ......................            976
      1,000      * Heartland Express, Inc ......................         18,740
        700      * Hunt (J.B.) Transport Services, Inc .........         16,485
      2,900      * Kansas City Southern Industries, Inc ........         35,960
        700      * Knight Transportation, Inc ..................         10,850
        600      * Landstar System, Inc ........................         29,415
        900      * Mesa Air Group, Inc .........................          3,285
        300      * Mesaba Holdings, Inc ........................          1,632
        400      * Midwest Express Holdings, Inc ...............          1,600
        800        Overseas Shipholding Group, Inc .............         12,224
        200      * P.A.M. Transportation Services ..............          3,816
        200      * RailAmerica, Inc ............................          1,450
        500        Roadway Corp ................................         18,340
      1,100        Shurgard Storage Centers, Inc (Class A) .....         34,782
        200      * U.S. Xpress Enterprises, Inc (Class A) ......          1,956
      1,700      * UAL Corp ....................................          3,638
        900        USFreightways Corp ..........................         25,812
      1,300        Werner Enterprises, Inc .....................         23,894
        700      * Yellow Corp .................................         20,656
                                                                   ------------
                   TOTAL TRANSPORTATION                                 396,038
                                                                   ------------
 UTILITIES--5.29%
      1,800        AGL Resources, Inc ..........................         39,762
        700      * AirGate PCS, Inc ............................            308
      2,200      * Alamosa Holdings, Inc .......................            506
        200      * Alaska Communications Systems Group, Inc ....            336
      1,700      * Allegiance Telecom, Inc .....................          1,411
      1,200      * Allen Telecom, Inc ..........................          6,408
      3,300      * American Tower Corp (Class A) ...............          5,247
      1,300        Atmos Energy Corp ...........................         27,950
      1,500        Avista Corp .................................         16,800
        300        Black Hills Corp ............................          7,857
     11,800      * Broadwing, Inc ..............................         23,364
        400        Cascade Natural Gas Corp ....................          7,880
        300      * Centennial Communications Corp ..............            870
        300        Central Vermont Public Service Corp .........          5,289
      1,100        CH Energy Group, Inc ........................         51,623
      1,200        Cleco Corp ..................................         16,164
        300      * Commonwealth Telephone Enterprises, Inc .....         10,431
        200        Connecticut Water Service, Inc ..............          5,124
      6,200      * Crown Castle International Corp .............         13,454
        500        CT Communications, Inc ......................          7,250
        600      * Dobson Communications Corp (Class A) ........            186
        800        DQE, Inc ....................................         12,000
      1,400      * El Paso Electric Co .........................         16,632
      1,000        Energen Corp ................................         25,310
        200        EnergySouth, Inc ............................          5,100
      2,100      * General Communication, Inc (Class A) ........          7,896
        400      * Golden Telecom, Inc .........................          4,820
        400        Hickory Tech Corp ...........................          5,300
        600        Laclede Group, Inc ..........................         13,980
        600        MGE Energy, Inc .............................         15,396
        200        Middlesex Water Co ..........................          4,500
        300      * NATCO Group, Inc (Class A) ..................          2,259
        900        New Jersey Resources Corp ...................         29,610
      2,000      * Nextel Partners, Inc (Class A) ..............         10,760
        500        North Pittsburgh Systems, Inc ...............          6,665
      1,200        Northwest Natural Gas Co ....................         35,232
        600        Northwestern Corp ...........................          5,856
      1,000      * Oil States International, Inc ...............         10,000
      2,900        Oneok, Inc ..................................         54,810
        900        Otter Tail Corp .............................         23,706
        300      * Petroquest Energy, Inc ......................          1,326
      1,000        Piedmont Natural Gas Co, Inc ................         35,470
      1,100        PNM Resources, Inc ..........................         21,780
      1,500      * Price Communications Corp ...................         16,950
        300      * Quicksilver Resources, Inc ..................          5,400
      1,900      * RCN Corp ....................................            969
        800        SEMCO Energy, Inc ...........................          6,224
        100        Shenandoah Telecom Co .......................          5,074
      2,900      * Sierra Pacific Resources ....................         17,690
      4,100      * Skyworks Solutions, Inc .....................         18,573
        500        South Jersey Industries, Inc ................         16,330
      2,600      * Southern Union Co ...........................         29,380
      1,100        Southwest Gas Corp ..........................         24,475
        200        Southwest Water Co ..........................          2,852
        600      * Southwestern Energy Co ......................          7,200
        400        SureWest Communications .....................         11,708
      1,600      * Talk America Holdings, Inc ..................          3,712
      1,300      * Time Warner Telecom, Inc (Class A) ..........          1,053
        600      * Triton PCS Holdings, Inc (Class A) ..........          1,254
      2,700      * U.S. Unwired, Inc (Class A) .................          1,890

                       SEE NOTES TO FINANCIAL STATEMENTS

22  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

    Statement
    of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 UTILITIES--(Continued)
      1,800      * Ubiquitel, Inc ..............................   $        450
      1,000        UGI Corp ....................................         36,350
        900        UIL Holdings Corp ...........................         31,905
      1,300        Unisource Energy Corp .......................         19,825
        200        Unitil Corp .................................          5,430
      1,800        Westar Energy, Inc ..........................         18,108
        700        Western Gas Resources, Inc ..................         21,875
      3,600      * Western Wireless Corp (Class A) .............          9,720
      1,600        WGL Holdings, Inc ...........................         38,253
        900        WPS Resources Corp ..........................         31,896
                                                                   ------------
                   TOTAL UTILITIES                                      981,174
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $19,774,158)                              18,489,312
                                                                   ------------
                   TOTAL PORTFOLIO--99.75%
                     (COST $19,774,158)                              18,489,312
                   OTHER ASSETS & LIABILITIES, NET--0.25%                47,218
                                                                   ------------
                   NET ASSETS--100.00%                             $ 18,536,530
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $19,920,766. Net unrealized depreciation of portfolio investments aggregated $1,431,454 of which $236,089 related to appreciated portfolio investments and $1,667,543 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       SEE NOTES TO FINANCIAL STATEMENTS

                    2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  23

 Statement
 of Investments - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
COMMON STOCK--99.35%
 AEROSPACE AND DEFENSE--1.05%
        500      * Alliant Techsystems, Inc ....................   $     34,625
      7,700        Boeing Co ...................................        262,801
      3,600      * EchoStar Communications Corp (Class A) ......         62,280
        700        General Dynamics Corp .......................         56,931
      6,900      * General Motors Corp .........................         63,135
      1,000      * L-3 Communications Holdings, Inc ............         52,700
      1,200        Lockheed Martin Corp ........................         77,604
        200      * PanAmSat Corp ...............................          3,470
        700        PerkinElmer, Inc ............................          3,815
        300        Rockwell Collins, Inc .......................          6,582
      1,000      * Titan Corp ..................................          9,600
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                          633,543
                                                                   ------------
 BASIC INDUSTRIES--1.41%
      1,900        Alcoa, Inc ..................................         36,670
        800      * American Standard Cos, Inc ..................         50,896
      1,100        Avery Dennison Corp .........................         62,678
        200        Ball Corp ...................................         10,078
      1,200        Black & Decker Corp .........................         50,316
        100        Cabot Corp ..................................          2,100
        300        Consol Energy, Inc ..........................          3,798
        300        D.R. Horton, Inc ............................          5,586
      1,900        Ecolab, Inc .................................         79,287
        200        Fluor Corp ..................................          4,888
      1,100      * Freeport-McMoRan Copper & Gold, Inc
                     (Class A) .................................         14,806
        500      * Jacobs Engineering Group, Inc ...............         15,440
      3,900        Kimberly-Clark Corp .........................        220,896
      3,400        Masco Corp ..................................         66,470
      4,600        Newmont Mining Corp .........................        126,546
        100      * NVR, Inc ....................................         29,983
      1,100      * Sealed Air Corp .............................         18,579
        400      * Shaw Group, Inc .............................          5,680
        200        Sigma-Aldrich Corp ..........................          9,854
        700        Stanley Works ...............................         22,869
        200        Valspar Corp ................................          7,460
        100        Vulcan Materials Co .........................          3,616
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                               848,496
                                                                   ------------
 CONSUMER CYCLICAL--11.10%
        600      * 99 Cents Only Stores ........................         12,420
      1,300      * Abercrombie & Fitch Co (Class A) ............         25,571
        200      * Advance Auto Parts ..........................         10,548
        700      * American Eagle Outfitters, Inc ..............          8,442
     30,500      * AOL Time Warner, Inc ........................        356,850
      1,800      * Apollo Group, Inc (Class A) .................         78,174
        200      * Apollo Group, Inc (University Of
                     Phoenix Online) ...........................          6,430
        800        Applebee's International, Inc ...............         17,536
        100        ArvinMeritor, Inc ...........................          1,870
      4,400      * Bed Bath & Beyond, Inc ......................        143,308
      1,000      * Big Lots, Inc ...............................         15,830
        200        Blockbuster, Inc (Class A) ..................          4,960
      1,400      * Brinker International, Inc ..................         36,260
        200        Callaway Golf Co ............................          2,080
        600      * Catalina Marketing Corp .....................         16,848
        100        CBRL Group, Inc .............................          2,282
        400      * CEC Entertainment, Inc ......................         13,644
      1,100      * Chico's FAS, Inc ............................         17,523
      3,900      * Clear Channel Communications, Inc ...........        135,525
        200      * Columbia Sportswear Co ......................          6,944
        900      * Comcast Corp (Class A) Special ..............         18,774
      1,000      * Copart, Inc .................................         10,850
        200      * Cox Communications, Inc (Class A) ...........          4,918
        300      * Cox Radio, Inc (Class A) ....................          7,848
        200      * Cumulus Media, Inc (Class A) ................          3,530
      2,600        Darden Restaurants, Inc .....................         63,024
      4,300        Dollar General Corp .........................         57,706
      1,700      * Dollar Tree Stores, Inc .....................         37,468
        400        Donaldson Co, Inc ...........................         13,732
        500        Dow Jones & Co, Inc .........................         19,205
        100      * Emmis Communications Corp (Class A) .........          1,900
        500      * Entercom Communications Corp ................         23,685
        200      * Extended Stay America, Inc ..................          2,540
      2,400        Family Dollar Stores, Inc ...................         64,512
        800      * Foot Locker, Inc ............................          7,992
        900      * Fox Entertainment Group, Inc (Class A) ......         19,827
      9,300        Gap, Inc ....................................        100,905
      1,700      * Gemstar-TV Guide International, Inc .........          4,284
      1,100      * Gentex Corp .................................         29,909
        700        Graco, Inc ..................................         17,360
      4,600        Harley-Davidson, Inc ........................        213,670
        400        Harman International Industries, Inc ........         20,700
      1,600      * Harrah's Entertainment, Inc .................         77,136
        700        Harte-Hanks, Inc ............................         13,027
      1,000        Hilton Hotels Corp ..........................         11,380
        600      * Hispanic Broadcasting Corp ..................         11,190
      1,400      * International Game Technology ...............         96,796
        200        International Speedway Corp (Class A) .......          7,946
      5,700        Interpublic Group Of Cos, Inc ...............         90,345
        200      * Jones Apparel Group, Inc ....................          6,140
      4,400      * Kohl's Corp .................................        267,564
        600      * Krispy Kreme Doughnuts, Inc .................         18,756
        800      * Lamar Advertising Co ........................         24,280
        100        La-Z-Boy, Inc ...............................          2,320
        900        Leggett & Platt, Inc ........................         17,811
      2,500        Limited Brands, Inc .........................         35,850
        200      * Lin TV Corp (Class A) .......................          4,950
        100      * Mandalay Resort Group .......................          3,355
      1,600        Marriott International, Inc (Class A) .......         46,384
      1,200        Maytag Corp .................................         27,816
      2,500        McGraw-Hill Cos, Inc ........................        153,050
        100        Meredith Corp ...............................          4,305
        300      * Metro-Goldwyn-Mayer, Inc ....................          3,585
        100      * MGM Mirage ..................................          3,730
      1,000      * Michaels Stores, Inc ........................         45,700
        800      * Mohawk Industries, Inc ......................         39,720
        300      * MSC Industrial Direct Co (Class A) ..........          3,186
      1,400        New York Times Co (Class A) .................         63,630
        800        Nike, Inc (Class B) .........................         34,544
      2,800        Omnicom Group, Inc ..........................        155,904
        500      * O'Reilly Automotive, Inc ....................         14,310
        500      * Outback Steakhouse, Inc .....................         13,740
        500      * Performance Food Group Co ...................         16,980
        500        Pier 1 Imports, Inc .........................          9,535
        300      * Pixar, Inc ..................................         14,430
        400        Polaris Industries, Inc .....................         24,800
        200        R.R. Donnelley & Sons Co ....................          4,702
        600      * Radio One, Inc (Class D) ....................          9,894
        400        Reader's Digest Association, Inc (Class A) ..          6,260
        100      * Regal Entertainment Group (Class A) .........          1,780
        500      * Rent-A-Center, Inc ..........................         25,975
      1,200        Ross Stores, Inc ............................         42,768
      1,000        Ruby Tuesday, Inc ...........................         18,780
        200      * Scholastic Corp .............................          8,936
        100      * Scotts Co (Class A) .........................          4,169
        400        Scripps (E.W.) Co (Class A) .................         27,720
        300      * Sonic Automotive, Inc .......................          5,310
      5,800      * Starbucks Corp ..............................        119,712
        300        Talbots, Inc ................................          8,400
     13,700        Target Corp .................................        404,424

                       SEE NOTES TO FINANCIAL STATEMENTS

24  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER CYCLICAL--(Continued)
        800      * The Cheesecake Factory, Inc .................   $     23,864
      1,700        Tiffany & Co ................................         36,431
        300      * Timberland Co (Class A) .....................          9,504
      8,100        TJX Cos, Inc ................................        137,700
      2,400      * U.S.A. Interactive, Inc .....................         46,512
        100      * UnitedGlobalcom, Inc (Class A) ..............            164
      2,300      * Univision Communications, Inc (Class A) .....         52,440
      9,400      * Viacom, Inc (Class B) .......................        381,170
     41,100        Wal-Mart Stores, Inc ........................      2,023,764
      1,000        Wendy's International, Inc ..................         33,110
      1,200      * Westwood One, Inc ...........................         42,900
        700        Wiley (John) & Sons, Inc (Class A) ..........         15,407
      1,300      * Williams-Sonoma, Inc ........................         30,719
      5,900      * Yahoo!, Inc .................................         56,463
      3,600      * Yum! Brands, Inc ............................         99,756
        100      * Zale Corp ...................................          3,016
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                            6,703,329
                                                                   ------------
 CONSUMER NON-CYCLICAL--15.33%
      2,900      * Amazon.Com, Inc .............................         46,197
      8,800        Anheuser-Busch Cos, Inc .....................        445,280
        500      * Aramark Corp (Class B) ......................         10,500
      1,100      * Autozone, Inc ...............................         86,746
        200      * Barnes & Noble, Inc .........................          4,232
      3,900      * Best Buy Co, Inc ............................         87,009
      1,100      * BJ's Wholesale Club, Inc ....................         20,911
        100      * Borders Group, Inc ..........................          1,580
        500        Brown-Forman Corp (Class B) .................         33,475
        900      * CDW Computer Centers, Inc ...................         38,124
        300        Church & Dwight Co, Inc .....................          9,945
        400      * Circuit City Stores, Inc (Carmax Group) .....          6,420
        400        Circuit City Stores, Inc (Circuit
                     City Group) ...............................          6,060
      1,300        Clorox Co ...................................         52,234
      1,300      * Coach, Inc ..................................         33,280
     26,100        Coca-Cola Co ................................      1,251,756
      3,300        Coca-Cola Enterprises, Inc ..................         70,092
      7,300        Colgate-Palmolive Co ........................        393,835
        500      * Constellation Brands, Inc (Class A) .........         11,550
      3,500      * Costco Wholesale Corp .......................        113,295
        700        Dial Corp ...................................         15,022
        300        Dreyer's Grand Ice Cream, Inc ...............         20,958
      2,200      * eBay, Inc ...................................        116,182
        200      * Energizer Holdings, Inc .....................          6,080
      1,200        Estee Lauder Cos (Class A) ..................         34,488
        300        Ethan Allen Interiors, Inc ..................          9,708
        100      * Expedia, Inc (Class A) ......................          5,065
        900        Fastenal Co .................................         28,422
        500      * Furniture Brands International, Inc .........         11,475
        200      * Gamestop Corp ...............................          4,090
      3,900        General Mills, Inc ..........................        173,238
      9,400        Gillette Co .................................        278,240
      2,600        H.J. Heinz Co ...............................         86,762
      1,200        Herman Miller, Inc ..........................         21,312
        700        Hershey Foods Corp ..........................         43,435
     35,500        Home Depot, Inc .............................        926,550
        500        International Flavors & Fragrances, Inc .....         15,925
      1,900        Kellogg Co ..................................         63,175
      1,100        Kraft Foods, Inc (Class A) ..................         40,106
      9,200      * Kroger Co ...................................        129,720
     11,700        Lowe's Cos ..................................        484,380
      6,000        Mattel, Inc .................................        108,060
      1,100        McCormick & Co, Inc (Non-Vote) ..............         25,080
        200        Newell Rubbermaid, Inc ......................          6,174
        100      * PayPal, Inc .................................          2,091
      2,700        Pepsi Bottling Group, Inc ...................         63,180
     26,700        PepsiCo, Inc ................................        986,565
        200      * Petco Animal Supplies, Inc ..................          4,338
      2,000      * Petsmart, Inc ...............................         35,620
     19,800        Philip Morris Cos, Inc ......................        768,240
     11,600        Procter & Gamble Co .........................      1,036,808
      2,600      * RadioShack Corp .............................         52,156
      2,400      * Rite Aid Corp ...............................          5,040
      2,900      * Safeway, Inc ................................         64,670
      5,900        Sara Lee Corp ...............................        107,911
      7,100      * Staples, Inc ................................         90,809
        300      * Ticketmaster (Class B) ......................          4,575
        400        Tootsie Roll Industries, Inc ................         11,888
      1,300        UST, Inc ....................................         36,673
     15,500        Walgreen Co .................................        476,780
        400      * Weight Watchers International, Inc ..........         17,344
        800      * Whole Foods Market, Inc .....................         34,272
      1,700        Wrigley (Wm.) Jr Co .........................         84,133
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                        9,259,261
                                                                   ------------
 ENERGY--1.19%
        500        Amerada Hess Corp ...........................         33,940
      1,700        Anadarko Petroleum Corp .....................         75,718
      4,800        Baker Hughes, Inc ...........................        139,344
      2,400      * BJ Services Co ..............................         62,400
        600        Burlington Resources, Inc ...................         23,016
        600      * Cooper Cameron Corp .........................         25,056
        500        Diamond Offshore Drilling, Inc ..............          9,975
      1,800        ENSCO International, Inc ....................         45,072
        200      * Forest Oil Corp .............................          5,100
      1,300      * Grant Prideco, Inc ..........................         11,102
      3,300        Halliburton Co ..............................         42,603
        400        Murphy Oil Corp .............................         32,828
        800      * National-Oilwell, Inc .......................         15,504
        400      * Newfield Exploration Co .....................         13,436
        500        Noble Energy, Inc ...........................         16,985
      1,900        Ocean Energy, Inc ...........................         37,905
      1,000      * Patterson-UTI Energy, Inc ...................         25,510
        300      * Pioneer Natural Resources Co ................          7,275
        100        Pogo Producing Co ...........................          3,406
        800      * Pride International, Inc ....................         10,400
        800        Rowan Cos, Inc ..............................         14,912
      1,500      * Smith International, Inc ....................         43,965
        400        Tidewater, Inc ..............................         10,796
        700      * Varco International, Inc ....................         11,844
        100        XTO Energy, Inc .............................          2,061
                                                                   ------------
                   TOTAL ENERGY                                         720,153
                                                                   ------------
 FINANCIAL SERVICES--9.97%
        300      * Affiliated Managers Group, Inc ..............         13,383
      3,800        Aflac, Inc ..................................        116,622
      1,200        Allied Capital Corp .........................         26,268
        100        Ambac Financial Group, Inc ..................          5,389
     11,100        American Express Co .........................        346,098
     15,200        American International Group, Inc ...........        831,440
      1,000      * AmeriCredit Corp ............................          8,070
      3,800        Bank Of New York Co, Inc ....................        109,212
        300      * Blackrock, Inc ..............................         12,426
        700        Brown & Brown, Inc ..........................         21,000
      3,100        Capital One Financial Corp ..................        108,252
      1,000      * Catellus Development Corp ...................         18,450
     16,500        Charles Schwab Corp .........................        143,550
      1,300      * ChoicePoint, Inc ............................         46,332
     14,500        Citigroup, Inc ..............................        429,925
        900        Commerce Bancorp, Inc .......................         37,359
        600        Doral Financial Corp ........................         14,484
      2,000      * E*trade Group, Inc ..........................          8,900

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  25

 Statement
 of Investments - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(Continued)
        900        Eaton Vance Corp ............................   $     24,876
     15,000        Fannie Mae ..................................        893,100
      1,200        Federated Investors, Inc (Class B) ..........         32,388
      7,700        Fifth Third Bancorp .........................        471,471
      9,700        Freddie Mac .................................        542,230
      1,300        Gallagher (Arthur J.) & Co ..................         32,045
        100        Greater Bay Bancorp .........................          1,819
        100        HCC Insurance Holdings, Inc .................          2,401
      1,200        Household International, Inc ................         33,972
        200        Hudson United Bancorp .......................          5,320
        700      * Investment Technology Group, Inc ............         20,482
      1,000        Investors Financial Services Corp ...........         27,070
        300        John Nuveen Co (Class A) ....................          6,825
        100      * LaBranche & Co, Inc .........................          2,025
        600        Legg Mason, Inc .............................         25,536
      7,800        Marsh & McLennan Cos, Inc ...................        324,792
     16,000        MBNA Corp ...................................        294,080
      3,200        Mellon Financial Corp .......................         82,976
        800        Neuberger Berman, Inc .......................         21,560
        500        New York Community Bancorp, Inc .............         14,085
        600        North Fork Bancorp, Inc .....................         22,704
      1,500        Northern Trust Corp .........................         56,580
      1,700        Progressive Corp ............................         86,071
        300        Provident Financial Group, Inc ..............          7,527
      1,600      * Providian Financial Corp ....................          7,840
        200        Rouse Co ....................................          6,390
      1,100        SEI Investments Co ..........................         26,268
        100      * Silicon Valley Bancshares ...................          1,693
      2,200        SLM Corp ....................................        204,908
        500        St. Joe Co ..................................         13,800
      1,300        Starwood Hotels & Resorts Worldwide, Inc ....         28,990
      3,300        State Street Corp ...........................        127,512
        400        Stilwell Financial, Inc .....................          4,828
      4,500        Synovus Financial Corp ......................         92,790
        500        T Rowe Price Group, Inc .....................         12,480
        700        TCF Financial Corp ..........................         29,631
        200      * United Rentals, Inc .........................          1,688
      1,100        Waddell & Reed Financial, Inc (Class A) .....         19,426
      2,300        Wells Fargo & Co ............................        110,768
        100        Westamerica Bancorp .........................          4,028
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                           6,022,135
                                                                   ------------
 HEALTH CARE--27.45%
     23,600        Abbott Laboratories .........................        953,440
        400      * Accredo Health, Inc .........................         19,072
      1,100      * AdvancePCS ..................................         24,783
        800      * Affymetrix, Inc .............................         16,640
      2,100        Allergan, Inc ...............................        114,240
      1,200        AmerisourceBergen Corp ......................         85,704
     17,800      * Amgen, Inc ..................................        742,260
        200      * AMN Healthcare Services, Inc ................          3,700
      1,000      * Andrx Corp ..................................         22,150
      1,700      * Anthem, Inc .................................        110,500
        800      * Apogent Technologies, Inc ...................         14,928
      3,000        Applera Corp (Applied Biosystems Group) .....         54,900
        400      * Barr Laboratories, Inc ......................         24,916
      9,100        Baxter International, Inc ...................        278,005
        900        Beckman Coulter, Inc ........................         34,830
        600        Becton Dickinson & Co .......................         17,040
      2,200      * Biogen, Inc .................................         64,394
      4,000        Biomet, Inc .................................        106,520
      4,800      * Boston Scientific Corp ......................        151,488
     10,900        Bristol-Myers Squibb Co .....................        259,420
      6,800        Cardinal Health, Inc ........................        422,960
      3,400      * Caremark Rx, Inc ............................         57,800
      1,100      * Celgene Corp ................................         18,524
        700      * Cephalon, Inc ...............................         28,574
        400      * Cerner Corp .................................         14,084
        700      * Charles River Laboratories
                     International, Inc ........................         27,475
      1,400      * Chiron Corp .................................         48,916
        500      * Community Health Systems, Inc ...............         13,315
        300      * Coventry Health Care, Inc ...................          9,750
      1,900      * Cytyc Corp ..................................         20,368
        900      * DaVita, Inc .................................         21,240
      1,100        Dentsply International, Inc .................         44,187
        300        Diagnostic Products Corp ....................         13,800
        600      * Edwards Lifesciences Corp ...................         15,354
      1,000      * Express Scripts, Inc (Class A) ..............         54,520
      1,500      * First Health Group Corp .....................         40,680
        800      * Fisher Scientific International, Inc ........         24,280
      2,400      * Forest Laboratories, Inc ....................        196,824
      3,000      * Genentech, Inc ..............................         97,890
      2,500      * Genzyme Corp (General Division) .............         51,525
      2,600      * Gilead Sciences, Inc ........................         87,178
      4,600      * Guidant Corp ................................        148,626
      7,400        HCA, Inc ....................................        352,314
      3,600      * Health Management Associates, Inc (Class A) .         72,792
        300      * Health Net, Inc .............................          6,435
        400      * Healthsouth Corp ............................          1,660
        400      * Henry Schein, Inc ...........................         21,100
        900      * Human Genome Sciences, Inc ..................         10,854
        300        ICN Pharmaceuticals, Inc ....................          2,718
      1,700      * IDEC Pharmaceuticals Corp ...................         70,584
      4,400        IMS Health, Inc .............................         65,868
        400      * Invitrogen Corp .............................         13,628
      2,300      * IVAX Corp ...................................         28,221
     45,500        Johnson & Johnson ...........................      2,460,640
      3,700      * King Pharmaceuticals, Inc ...................         67,229
      2,200      * Laboratory Corp Of America Holdings .........         74,316
        600      * LifePoint Hospitals, Inc ....................         18,713
     13,100        Lilly (Eli) & Co ............................        724,954
      1,600      * Lincare Holdings, Inc .......................         49,664
        600      * Manor Care, Inc .............................         13,488
      3,500        McKesson Corp ...............................         99,155
        400      * Medicis Pharmaceutical Corp (Class A) .......         16,348
      3,800      * Medimmune, Inc ..............................         79,496
     18,300        Medtronic, Inc ..............................        770,796
     19,800        Merck & Co, Inc .............................        905,058
        700      * Mid Atlantic Medical Services, Inc ..........         25,340
      2,400      * Millennium Pharmaceuticals, Inc .............         22,368
        700      * Millipore Corp ..............................         22,253
      1,800        Mylan Laboratories, Inc .....................         58,932
        700        Omnicare, Inc ...............................         14,784
        600      * Orthodontic Centers Of America, Inc .........          6,420
      1,300      * Oxford Health Plans, Inc ....................         50,622
        100        Pall Corp ...................................          1,579
        700      * Patterson Dental Co .........................         35,826
     94,300        Pfizer, Inc .................................      2,736,586
        700      * Pharmaceutical Product Development, Inc .....         13,538
     19,500        Pharmacia Corp ..............................        758,160
      1,100      * Quest Diagnostics, Inc ......................         67,683
        900      * Quintiles Transnational Corp ................          8,559
        600      * Renal Care Group, Inc .......................         19,734
        300      * Ribapharm, Inc ..............................          1,350
      8,900        Schering-Plough Corp ........................        189,748
      1,000      * SICOR, Inc ..................................         15,210
      2,700      * St. Jude Medical, Inc .......................         96,390
      1,000      * Steris Corp .................................         24,910
      2,000        Stryker Corp ................................        115,200
      7,400      * Tenet Healthcare Corp .......................        366,300

                       SEE NOTES TO FINANCIAL STATEMENTS

26  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(Continued)
        600      * Triad Hospitals, Inc ........................   $     22,770
      4,100        UnitedHealth Group, Inc .....................        357,602
        700      * Universal Health Services, Inc (Class B) ....         35,805
      1,000      * Varian Medical Systems, Inc .................         42,990
      2,000      * Waters Corp .................................         48,500
        600      * Watson Pharmaceuticals, Inc .................         14,706
      2,200      * WebMD Corp ..................................         11,110
      2,200      * Wellpoint Health Networks, Inc ..............        161,260
     20,000        Wyeth .......................................        636,000
      2,900      * Zimmer Holdings, Inc ........................        111,186
                                                                   ------------
                   TOTAL HEALTH CARE                                 16,576,252
                                                                   ------------
 OTHER--1.65%
        700      * Career Education Corp .......................         33,606
      1,800        Cintas Corp .................................         75,456
        900      * DeVry, Inc ..................................         16,758
        900      * Dun & Bradstreet Corp .......................         30,249
        400      * Education Management Corp ...................         17,708
        400      * Getty Images, Inc ...........................          8,024
        600      * GTECH Holdings Corp .........................         14,892
      2,800        H & R Block, Inc ............................        117,628
        100        HON Industries, Inc .........................          2,545
      1,100        Honeywell International, Inc ................         23,826
        100      * Hotels.Com (Class A) ........................          5,058
        100        ITT Industries, Inc .........................          6,233
        800        Manpower, Inc ...............................         23,472
      2,000        Moody's Corp ................................         97,000
      2,300      * Robert Half International, Inc ..............         36,501
        200      * SPX Corp ....................................         20,180
     10,000        Sysco Corp ..................................        283,900
        100        Teleflex, Inc ...............................          4,558
        800      * TMP Worldwide, Inc ..........................          7,200
      2,600        United Technologies Corp ....................        146,874
      1,100        Viad Corp ...................................         22,473
                                                                   ------------
                   TOTAL OTHER                                          994,141
                                                                   ------------
 PRODUCER DURABLES--7.47%
      4,300        3M Co .......................................        472,871
        600      * AGCO Corp ...................................         13,920
      1,700      * Allied Waste Industries, Inc ................         12,495
      1,700        Danaher Corp ................................         96,645
        700      * Flowserve Corp ..............................          7,000
        100      * FMC Technologies, Inc .......................          1,676
    150,100        General Electric Co .........................      3,699,965
      1,600        Illinois Tool Works, Inc ....................         93,328
        400      * National Instruments Corp ...................          8,756
      2,200        Pitney Bowes, Inc ...........................         67,078
      1,700        Waste Management, Inc .......................         39,644
                                                                   ------------
                   TOTAL PRODUCER DURABLES                            4,513,378
                                                                   ------------
 TECHNOLOGY--21.34%
        800      * Activision, Inc .............................         19,144
        800      * Acxiom Corp .................................         11,344
        800      * Adaptec, Inc ................................          3,528
      4,900      * ADC Telecommunications, Inc .................          5,635
      3,600        Adobe Systems, Inc ..........................         68,760
        700      * Advanced Fibre Communications, Inc ..........          9,289
      1,600      * Advanced Micro Devices, Inc .................          8,544
        500      * Advent Software, Inc ........................          5,725
      1,500      * Affiliated Computer Services, Inc (Class A) .         63,825
     13,600      * Agere Systems, Inc (Class B) ................         13,464
      3,300      * Agilent Technologies, Inc ...................         43,098
        700      * Alliance Data Systems Corp ..................         10,605
      5,800      * Altera Corp .................................         50,286
        300      * American Power Conversion Corp ..............          2,868
        800      * Amkor Technology, Inc .......................          1,904
        300      * Amphenol Corp (Class A) .....................          9,300
      5,500      * Analog Devices, Inc .........................        108,350
     24,800      * Applied Materials, Inc ......................        286,440
      2,300      * Applied Micro Circuits Corp .................          6,578
        400      * Arrow Electronics, Inc ......................          5,052
      4,300      * Atmel Corp ..................................          4,558
        500        Autodesk, Inc ...............................          6,335
      9,400        Automatic Data Processing, Inc ..............        326,838
        700      * Avaya, Inc ..................................          1,001
      5,400      * BEA Systems, Inc ............................         27,972
      2,200      * BearingPoint, Inc ...........................         14,212
      1,700      * Bisys Group, Inc ............................         28,407
      2,000      * BMC Software, Inc ...........................         26,140
      1,500      * Broadcom Corp (Class A) .....................         16,020
      3,500      * Brocade Communications Systems, Inc .........         26,355
      4,000      * Cadence Design Systems, Inc .................         40,680
      1,800      * Ceridian Corp ...............................         25,650
        900      * Certegy, Inc ................................         18,090
        500      * Checkfree Corp ..............................          5,690
      3,300      * CIENA Corp ..................................          9,801
    110,500      * Cisco Systems, Inc ..........................      1,158,040
      2,400      * Citrix Systems, Inc .........................         14,472
        800        Computer Associates International, Inc ......          7,680
        200      * Computer Sciences Corp ......................          5,558
      2,200      * Compuware Corp ..............................          6,710
      1,400      * Comverse Technology, Inc ....................          9,786
      7,700      * Concord EFS, Inc ............................        122,276
      1,900      * Conexant Systems, Inc .......................          2,109
      2,600      * Convergys Corp ..............................         39,078
      6,200      * Corning, Inc ................................          9,920
        800      * CSG Systems International, Inc ..............          8,720
        500      * Cymer, Inc ..................................          9,320
      1,400      * Cypress Semiconductor Corp ..................          9,184
     34,100      * Dell Computer Corp ..........................        801,691
      1,000        Deluxe Corp .................................         45,060
      1,800      * DST Systems, Inc ............................         53,046
      1,800      * Electronic Arts, Inc ........................        118,728
      6,100        Electronic Data Systems Corp ................         85,278
     18,800      * EMC Corp ....................................         85,916
      1,000      * Emulex Corp .................................         11,260
      2,000        Equifax, Inc ................................         43,480
        800        Fair, Isaac & Co, Inc .......................         26,160
      1,600      * Fairchild Semiconductor International, Inc
                     (Class A) .................................         15,152
     11,500        First Data Corp .............................        321,425
      2,900      * Fiserv, Inc .................................         81,432
        500        Global Payments, Inc ........................         12,800
        500        Harris Corp .................................         16,745
      1,000        Henry (Jack) & Associates, Inc ..............         12,430
      2,300      * i2 Technologies, Inc ........................          1,196
        300      * Ingram Micro, Inc (Class A) .................          3,990
        700      * Integrated Circuit Systems, Inc .............         10,990
        800      * Integrated Device Technology, Inc ...........          8,352
    101,000        Intel Corp ..................................      1,402,890
     12,000        International Business Machines Corp ........        700,680
        800      * International Rectifier Corp ................         12,496
      1,200      * Intersil Corp (Class A) .....................         15,552
      2,900      * Intuit, Inc .................................        132,037
        600      * Iron Mountain, Inc ..........................         14,994
      1,500      * J.D. Edwards & Co ...........................         13,875
      2,100      * Jabil Circuit, Inc ..........................         31,038
      9,100      * JDS Uniphase Corp ...........................         17,727
      4,300      * Juniper Networks, Inc .......................         20,640
      2,900      * KLA-Tencor Corp .............................         81,026
      1,900      * Lam Research Corp ...........................         16,910
      2,000      * Lexmark International, Inc ..................         94,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  27

 Statement
 of Investments - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(Continued)
      4,800        Linear Technology Corp ......................   $     99,456
      2,800      * LSI Logic Corp ..............................         17,780
        700      * Macromedia, Inc .............................          5,411
      4,900      * Maxim Integrated Products, Inc ..............        121,324
      1,200      * Mercury Interactive Corp ....................         20,592
        500      * Mettler-Toledo International, Inc ...........         13,000
        900      * Micrel, Inc .................................          5,544
      3,000      * Microchip Technology, Inc ...................         61,350
      4,200      * Micron Technology, Inc ......................         51,954
     67,600      * Microsoft Corp ..............................      2,956,824
        300      * MKS Instruments, Inc ........................          3,276
      1,700        Molex, Inc ..................................         39,984
     22,600        Motorola, Inc ...............................        230,068
        100      * National Processing, Inc ....................          1,699
      2,300      * National Semiconductor Corp .................         27,462
      4,500      * Network Appliance, Inc ......................         32,985
      2,200      * Network Associates, Inc .....................         23,386
      2,000      * Novellus Systems, Inc .......................         41,620
      1,900      * Nvidia Corp .................................         16,264
     62,200      * Oracle Corp .................................        488,892
      4,900        Paychex, Inc ................................        118,923
      4,200      * Peoplesoft, Inc .............................         51,954
      1,000      * Perot Systems Corp (Class A) ................          9,300
      2,500      * PMC-Sierra, Inc .............................          9,700
      1,100      * Polycom, Inc ................................          7,469
      1,300      * QLogic Corp .................................         33,852
     11,600      * Qualcomm, Inc ...............................        320,392
      2,300      * Rational Software Corp ......................          9,936
      1,100      * RealNetworks, Inc ...........................          3,971
      1,000        Reynolds & Reynolds Co (Class A) ............         22,440
      2,200      * RF Micro Devices, Inc .......................         13,200
      4,200      * Sanmina-SCI Corp ............................         11,634
        900      * Semtech Corp ................................          8,730
      5,900      * Siebel Systems, Inc .........................         33,925
      6,200      * Solectron Corp ..............................         13,082
        300      * Storage Technology Corp .....................          3,153
     23,800      * Sun Microsystems, Inc .......................         61,642
      4,300      * Sungard Data Systems, Inc ...................         83,635
        600      * Sybase, Inc .................................          6,972
      2,200      * Symantec Corp ...............................         73,986
      1,700        Symbol Technologies, Inc ....................         13,039
      1,100      * Synopsys, Inc ...............................         41,965
        200      * Tech Data Corp ..............................          5,280
        200      * Tektronix, Inc ..............................          3,286
      2,800      * Tellabs, Inc ................................         11,396
      2,200      * Teradyne, Inc ...............................         21,120
     26,200        Texas Instruments, Inc ......................        386,974
        800      * Thermo Electron Corp ........................         12,904
        600        Total System Services, Inc ..................          7,890
        800      * Unisys Corp .................................          5,600
        900      * Utstarcom, Inc ..............................         13,743
      1,700      * VeriSign, Inc ...............................          8,585
      5,300      * Veritas Software Corp .......................         77,751
        500      * Vishay Intertechnology, Inc .................          4,400
      5,100      * Xilinx, Inc .................................         80,774
        300      * Zebra Technologies Corp (Class A) ...........         15,807
                                                                   ------------
                   TOTAL TECHNOLOGY                                  12,890,618
                                                                   ------------
 TRANSPORTATION--0.94%
      1,000        C.H. Robinson Worldwide, Inc ................         27,020
      1,400        Expeditors International Of Washington, Inc .         39,116
      2,200      * Sabre Holdings Corp .........................         42,570
        500        Skywest, Inc ................................          6,550
      5,800        Southwest Airlines Co .......................         75,748
        500      * Swift Transportation Co, Inc ................          7,800
      5,900        United Parcel Service, Inc (Class B) ........        368,927
                                                                   ------------
                   TOTAL TRANSPORTATION                                 567,731
                                                                   ------------
 UTILITIES--0.45%
     16,900      * A T & T Wireless Services, Inc ..............         69,628
      2,500      * AES Corp ....................................          6,275
      1,600      * Calpine Corp ................................          3,952
      2,000      * Citizens Communications Co ..................         13,560
        800        Kinder Morgan, Inc ..........................         28,360
      4,900      * Level 3 Communications, Inc .................         19,061
      1,000      * Mirant Corp .................................          2,210
     10,100      * Nextel Communications, Inc (Class A) ........         76,255
     10,300      * Qwest Communications International, Inc .....         23,484
     10,700      * Sprint Corp (PCS Group) .....................         20,971
        300      * West Corp ...................................          4,200
        600        Williams Cos, Inc ...........................          1,356
                                                                   ------------
                   TOTAL UTILITIES                                      269,312
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $64,685,534)                              59,998,349
                                                                   ------------
                   TOTAL PORTFOLIO--99.35%
                     (COST $64,685,534)                              59,998,349
                   OTHER ASSETS & LIABILITIES, NET--0.65%               392,366
                                                                   ------------
                   NET ASSETS--100.00%                             $ 60,390,715
                                                                   ============

----------
*  Non-income producing

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $64,685,534. Net unrealized depreciation of portfolio investments aggregated $4,687,185 of which $512,708 related to appreciated portfolio investments and $5,199,893 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       SEE NOTES TO FINANCIAL STATEMENTS


28  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
COMMON STOCK--99.49%
 AEROSPACE AND DEFENSE--1.94%
      4,200        Boeing Co ...................................   $    143,346
      2,000        General Dynamics Corp .......................        162,660
      6,100      * General Motors Corp .........................         55,815
      1,400        Goodrich Corp ...............................         26,432
      4,200        Lockheed Martin Corp ........................        271,614
      1,400        Northrop Grumman Corp .......................        173,656
        200      * PanAmSat Corp ...............................          3,470
      1,000        PerkinElmer, Inc ............................          5,450
        800        Precision Castparts Corp ....................         17,344
      5,800        Raytheon Co .................................        169,940
      2,300        Rockwell Collins, Inc .......................         50,462
        100      * Titan Corp ..................................            960
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                        1,081,149
                                                                   ------------
 BASIC INDUSTRIES--6.42%
      3,300        Air Products & Chemicals, Inc ...............        138,633
      1,300      * AK Steel Holding Corp .......................          9,503
        400        Albemarle Corp ..............................         10,116
     10,500        Alcoa, Inc ..................................        202,650
      1,200        Allegheny Technologies, Inc .................          8,304
        100      * American Standard Cos, Inc ..................          6,362
        500        Aptargroup, Inc .............................         13,435
        400        Avery Dennison Corp .........................         22,792
        600        Ball Corp ...................................         30,234
        700        Bemis Co ....................................         34,580
        100        Black & Decker Corp .........................          4,193
        700        Boise Cascade Corp ..........................         15,960
        800        Bowater, Inc ................................         28,240
        800        Cabot Corp ..................................         16,800
        900        Centex Corp .................................         39,915
      1,300        Clayton Homes, Inc ..........................         14,274
      1,300        D.R. Horton, Inc ............................         24,206
     13,200        Dow Chemical Co .............................        360,492
     14,400        Du Pont (E.I.) de Nemours & Co ..............        519,408
      1,100        Eastman Chemical Co .........................         41,987
      1,900        Engelhard Corp ..............................         45,277
      1,000        Fluor Corp ..................................         24,440
      3,300        Georgia-Pacific Corp ........................         43,197
      1,100      * Hercules, Inc ...............................         10,131
      1,600        IMC Global, Inc .............................         19,280
      7,000        International Paper Co ......................        233,730
        200      * Jacobs Engineering Group, Inc ...............          6,176
        600        KB Home .....................................         29,304
      3,700        Kimberly-Clark Corp .........................        209,568
        500        Lafarge North America, Inc ..................         14,485
        700        Lennar Corp .................................         39,046
        700        Lubrizol Corp ...............................         19,789
      1,800        Lyondell Chemical Co ........................         21,492
        700        Martin Marietta Materials, Inc ..............         22,799
      3,800        Masco Corp ..................................         74,290
      2,900        MeadWestvaco Corp ...........................         55,709
      3,800        Monsanto Co .................................         58,102
        500        Newmont Mining Corp .........................         13,755
      1,100        Nucor Corp ..................................         41,690
        400        OM Group, Inc ...............................         17,120
      1,600      * Owens-Illinois, Inc .........................         18,112
        900      * Packaging Corp Of America ...................         15,759
      2,300      * Pactiv Corp .................................         37,835
        300        Peabody Energy Corp .........................          7,650
      1,200      * Phelps Dodge Corp ...........................         30,756
      2,700        Plum Creek Timber Co, Inc ...................         61,047
      2,500        PPG Industries, Inc .........................        111,750
      2,400        Praxair, Inc ................................        122,664
        700        Pulte Homes, Inc ............................         29,841
        400        Rayonier, Inc ...............................         16,764
      2,300        Rohm & Haas Co ..............................         71,300
      1,600        RPM, Inc ....................................         22,496
        400        Ryland Group, Inc ...........................         14,868
        100      * Sealed Air Corp .............................          1,689
        200      * Shaw Group, Inc .............................          2,840
      1,800        Sherwin-Williams Co .........................         42,624
        900        Sigma-Aldrich Corp ..........................         44,343
      2,500      * Smurfit-Stone Container Corp ................         31,425
        800        Snap-On, Inc ................................         18,384
      1,400        Sonoco Products Co ..........................         29,834
        400        Stanley Works ...............................         13,068
        700        Temple-Inland, Inc ..........................         27,041
        700      * Toll Brothers, Inc ..........................         15,218
      1,400        United States Steel Corp ....................         16,254
        500        Valspar Corp ................................         18,650
      1,300        Vulcan Materials Co .........................         47,008
      3,200        Weyerhaeuser Co .............................        140,064
        600        York International Corp .....................         16,920
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             3,567,668
                                                                   ------------
 CONSUMER CYCLICAL--10.40%
        400      * American Axle & Manufacturing Holdings, Inc .          9,992
        100      * American Eagle Outfitters, Inc ..............          1,206
      1,000      * American Greetings Corp (Class A) ...........         16,100
     32,800      * AOL Time Warner, Inc ........................        383,760
        900        ArvinMeritor, Inc ...........................         16,830
      1,400        Autoliv, Inc ................................         29,512
      1,300        Belo Corp (Class A) .........................         28,444
        800      * Big Lots, Inc ...............................         12,664
        300        Blockbuster, Inc (Class A) ..................          7,440
        400        BorgWarner, Inc .............................         19,856
        100      * Brinker International, Inc ..................          2,590
      1,300        Brunswick Corp ..............................         27,352
      1,900      * Cablevision Systems Corp (Class A) ..........         17,214
        700        Callaway Golf Co ............................          7,280
        600        CBRL Group, Inc .............................         13,692
      1,800      * Charter Communications, Inc (Class A) .......          3,348
      3,700      * Clear Channel Communications, Inc ...........        128,575
     12,900      * Comcast Corp (Class A) Special ..............        269,094
        900        Cooper Tire & Rubber Co .....................         14,526
      2,900      * Cox Communications, Inc (Class A) ...........         71,311
        200      * Cox Radio, Inc (Class A) ....................          5,232
        200      * Cumulus Media, Inc (Class A) ................          3,530
      2,200        Dana Corp ...................................         28,776
      8,100        Delphi Corp .................................         69,255
      1,000        Dillard's, Inc (Class A) ....................         20,180
        200        Donaldson Co, Inc ...........................          6,866
        200        Dow Jones & Co, Inc .........................          7,682
      4,200        Eastman Kodak Co ............................        114,408
        500      * Emmis Communications Corp (Class A) .........          9,500
        600      * Entravision Communications Corp (Class A) ...          7,950
        800      * Extended Stay America, Inc ..................         10,160
      2,900      * Federated Department Stores, Inc ............         85,376
      1,200      * Foot Locker, Inc ............................         11,988
     26,300        Ford Motor Co ...............................        257,740
        300        Forest City Enterprises, Inc (Class A) ......          9,750
      1,000      * Fox Entertainment Group, Inc (Class A) ......         22,030
      3,900        Gannett Co, Inc .............................        281,502
      1,600      * Gemstar-TV Guide International, Inc .........          4,032
      8,100        General Motors Corp .........................        315,090
      2,500        Genuine Parts Co ............................         76,600
      2,100        Goodyear Tire & Rubber Co ...................         18,669
        100      * Harrah's Entertainment, Inc .................          4,821
        200        Harte-Hanks, Inc ............................          3,722
        200      * Hearst-Argyle Television, Inc ...............          4,968
      3,800        Hilton Hotels Corp ..........................         43,244
        300      * Hispanic Broadcasting Corp ..................          5,595

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  29

 Statement
 of Investments - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER CYCLICAL--(Continued)
        500      * Interactive Data Corp .......................   $      6,125
        200        International Speedway Corp (Class A) .......          7,946
      3,900        J.C. Penney Co, Inc .........................         62,088
      1,300        Johnson Controls, Inc .......................         99,866
      1,600      * Jones Apparel Group, Inc ....................         49,120
      1,200        Knight Ridder, Inc ..........................         67,692
        300      * Lamar Advertising Co ........................          9,105
        700        La-Z-Boy, Inc ...............................         16,240
        900      * Lear Corp ...................................         37,485
        600        Lee Enterprises, Inc ........................         19,716
      2,000        Leggett & Platt, Inc ........................         39,580
     37,700      * Liberty Media Corp (Class A) ................        270,686
      3,800        Limited Brands, Inc .........................         54,492
        100      * Lin TV Corp (Class A) .......................          2,475
      1,500        Liz Claiborne, Inc ..........................         37,425
        500      * Mandalay Resort Group .......................         16,775
      1,300        Marriott International, Inc (Class A) .......         37,687
      4,200        May Department Stores Co ....................         95,634
        300        McClatchy Co (Class A) ......................         18,285
     18,500        McDonald's Corp .............................        326,710
        400        McGraw-Hill Cos, Inc ........................         24,488
        200        Media General, Inc (Class A) ................         10,170
        500        Meredith Corp ...............................         21,525
        300      * Metro-Goldwyn-Mayer, Inc ....................          3,585
        900      * MGM Mirage ..................................         33,570
        100      * MSC Industrial Direct Co (Class A) ..........          1,062
        500      * Neiman Marcus Group, Inc (Class A) ..........         13,125
        600        New York Times Co (Class A) .................         27,270
        300        Nike, Inc (Class B) .........................         12,954
      1,400        Nordstrom, Inc ..............................         25,116
        100      * O'Reilly Automotive, Inc ....................          2,862
        400      * Outback Steakhouse, Inc .....................         10,992
      3,900      * Park Place Entertainment Corp ...............         31,005
        200      * Performance Food Group Co ...................          6,792
        900        Pier 1 Imports, Inc .........................         17,163
        400      * Polo Ralph Lauren Corp ......................          8,312
      1,300        R.R. Donnelley & Sons Co ....................         30,563
        500      * Radio One, Inc (Class D) ....................          8,245
      1,000        Reader's Digest Association, Inc (Class A) ..         15,650
        700      * Reebok International Ltd ....................         17,535
        100      * Regal Entertainment Group (Class A) .........          1,780
      1,800      * Saks, Inc ...................................         18,954
        200      * Scholastic Corp .............................          8,936
        200      * Scotts Co (Class A) .........................          8,338
      4,100        Sears Roebuck & Co ..........................        159,900
      1,300      * Six Flags, Inc ..............................          4,576
        100      * Sonic Automotive, Inc .......................          1,770
        400        Steelcase, Inc (Class A) ....................          4,188
      2,800        Tribune Co ..................................        117,068
      1,500        TRW, Inc ....................................         87,825
        500      * U.S.A. Interactive, Inc .....................          9,690
        700      * UnitedGlobalcom, Inc (Class A) ..............          1,148
        700      * Valassis Communications, Inc ................         24,549
      1,200        VF Corp .....................................         43,176
     13,600      * Viacom, Inc (Class B) .......................        551,480
      1,900        Visteon Corp ................................         17,993
     29,600        Walt Disney Co ..............................        448,144
        100        Washington Post Co (Class B) ................         64,900
        700        Wendy's International, Inc ..................         23,177
        900        Whirlpool Corp ..............................         41,274
        900      * Yum! Brands, Inc ............................         24,939
        300      * Zale Corp ...................................          9,048
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                            5,779,421
                                                                   ------------
 CONSUMER NON-CYCLICAL--7.62%
        500        Alberto-Culver Co (Class B) .................         24,515
      5,500        Albertson's, Inc ............................        132,880
      4,200        Anheuser-Busch Cos, Inc .....................        212,520
      8,300        Archer Daniels Midland Co ...................        103,833
      2,900      * Autonation, Inc .............................         33,408
      3,400        Avon Products, Inc ..........................        156,740
        500      * Barnes & Noble, Inc .........................         10,580
      1,000      * Borders Group, Inc ..........................         15,800
      3,300        Campbell Soup Co ............................         72,864
        200        Church & Dwight Co, Inc .....................          6,630
        200      * Circuit City Stores, Inc (Carmax Group) .....          3,210
      2,700        Circuit City Stores, Inc (Circuit
                     City Group) ...............................         40,905
      1,200        Clorox Co ...................................         48,216
      4,400        Coca-Cola Co ................................        211,024
        200        Coca-Cola Enterprises, Inc ..................          4,248
        900        Colgate-Palmolive Co ........................         48,555
      7,800        Conagra Foods, Inc ..........................        193,830
        600      * Constellation Brands, Inc (Class A) .........         13,860
        400        Coors (Adolph) Co (Class B) .................         22,520
      3,200      * Costco Wholesale Corp .......................        103,584
      5,700        CVS Corp ....................................        144,495
      1,300      * Dean Foods Co ...............................         51,714
        600        Dial Corp ...................................         12,876
        600        Dole Food Co ................................         17,418
      1,200      * Energizer Holdings, Inc .....................         36,480
        400        Estee Lauder Cos (Class A) ..................         11,496
        200        Ethan Allen Interiors, Inc ..................          6,472
        300      * Furniture Brands International, Inc .........          6,885
        100      * Gamestop Corp ...............................          2,045
      1,500        General Mills, Inc ..........................         66,630
      6,300        Gillette Co .................................        186,480
      2,600        H.J. Heinz Co ...............................         86,762
      2,000        Hasbro, Inc .................................         22,260
        700        Hershey Foods Corp ..........................         43,435
      1,100        Hormel Foods Corp ...........................         24,068
        600        International Flavors & Fragrances, Inc .....         19,110
      1,700        Kellogg Co ..................................         56,525
      3,000        Kraft Foods, Inc (Class A) ..................        109,380
      2,700      * Kroger Co ...................................         38,070
        400        Lancaster Colony Corp .......................         16,848
        400        Loews Corp (Carolina Group) .................          7,524
        500        Mattel, Inc .................................          9,005
      1,000        McCormick & Co, Inc (Non-Vote) ..............         22,800
      3,700        Newell Rubbermaid, Inc ......................        114,219
      4,400      * Office Depot, Inc ...........................         54,296
      1,200        PepsiAmericas Inc ...........................         17,040
     12,100        Philip Morris Cos, Inc ......................        469,480
      7,700        Procter & Gamble Co .........................        688,226
      1,300        R.J. Reynolds Tobacco Holdings, Inc .........         52,416
      3,500      * Rite Aid Corp ...............................          7,350
      4,200      * Safeway, Inc ................................         93,660
      5,700        Sara Lee Corp ...............................        104,253
      1,600      * Smithfield Foods, Inc .......................         25,120
        100      * Ticketmaster (Class B) ......................          1,525
      2,800      * Toys "R" Us, Inc ............................         28,504
      3,300        Tyson Foods, Inc (Class A) ..................         38,379
      1,200        UST, Inc ....................................         33,852
        900        Winn-Dixie Stores, Inc ......................         11,808
        800        Wrigley (Wm.) Jr Co .........................         39,592
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                        4,238,220
                                                                   ------------
 ENERGY--10.80%
        500        Amerada Hess Corp ...........................         33,940
      2,000        Anadarko Petroleum Corp .....................         89,080
      2,000        Apache Corp .................................        118,900
      1,000        Ashland, Inc ................................         26,790

                       SEE NOTES TO FINANCIAL STATEMENTS

30  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 ENERGY--(Continued)
        300        Baker Hughes, Inc ...........................   $      8,709
      2,300        Burlington Resources, Inc ...................         88,228
     15,500        ChevronTexaco Corp ..........................      1,073,375
      9,800        ConocoPhillips ..............................        453,152
      2,100        Devon Energy Corp ...........................        101,325
        300        Diamond Offshore Drilling, Inc ..............          5,985
        400        ENSCO International, Inc ....................         10,016
      1,700        EOG Resources, Inc ..........................         61,132
     98,500        Exxon Mobil Corp ............................      3,142,150
        200      * Forest Oil Corp .............................          5,100
      3,200        Halliburton Co ..............................         41,312
        700        Helmerich & Payne, Inc ......................         23,961
      1,500        Kerr-McGee Corp .............................         65,160
      4,500        Marathon Oil Corp ...........................        102,060
        100        Murphy Oil Corp .............................          8,207
        400      * National-Oilwell, Inc .......................          7,752
        300      * Newfield Exploration Co .....................         10,077
        400        Noble Energy, Inc ...........................         13,588
      5,400        Occidental Petroleum Corp ...................        153,252
        700        Ocean Energy, Inc ...........................         13,965
        100      * Patterson-UTI Energy, Inc ...................          2,551
      1,200      * Pennzoil-Quaker State Co ....................         26,364
      1,400      * Pioneer Natural Resources Co ................         33,950
        700        Pogo Producing Co ...........................         23,842
        300      * Premcor, Inc ................................          4,707
        800      * Pride International, Inc ....................         10,400
        600        Rowan Cos, Inc ..............................         11,184
      1,000        Sunoco, Inc .................................         30,160
        400        Tidewater, Inc ..............................         10,796
      3,600        Unocal Corp .................................        113,004
      1,500        Valero Energy Corp ..........................         39,705
        400      * Varco International, Inc ....................          6,768
      1,500        XTO Energy, Inc .............................         30,915
                                                                   ------------
                   TOTAL ENERGY                                       6,001,562
                                                                   ------------
 FINANCIAL SERVICES--33.66%
        100        21st Century Insurance Group ................          1,031
      1,200        A.G. Edwards, Inc ...........................         38,376
        100      * Affiliated Managers Group, Inc ..............          4,461
      3,900        Aflac, Inc ..................................        119,691
        300        Allied Capital Corp .........................          6,567
        800        Allmerica Financial Corp ....................          9,600
     10,300        Allstate Corp ...............................        366,165
      1,200        AMB Property Corp ...........................         34,680
      1,100        Ambac Financial Group, Inc ..................         59,279
      6,400        American Express Co .........................        199,552
        400        American Financial Group, Inc ...............          9,208
     18,800        American International Group, Inc ...........      1,028,360
        100        American National Insurance Co ..............          6,901
        300      * AmeriCredit Corp ............................          2,421
        600        AmerUs Group Co .............................         17,016
      5,300        AmSouth Bancorp .............................        109,922
      1,200        Annaly Mortgage Management, Inc .............         22,140
      3,500        AON Corp ....................................         71,715
      1,200        Apartment Investment & Management Co
                     (Class A) .................................         46,620
      2,600        Archstone-Smith Trust .......................         62,088
        800        Arden Realty, Inc ...........................         18,920
      1,100        Associated Banc-Corp ........................         34,903
      1,200        Astoria Financial Corp ......................         29,280
        900        AvalonBay Communities, Inc ..................         37,620
      1,200        Bancorpsouth, Inc ...........................         23,640
     22,400        Bank Of America Corp ........................      1,429,120
      1,000        Bank Of Hawaii Corp .........................         27,900
      6,900        Bank Of New York Co, Inc ....................        198,306
     17,100        Bank One Corp ...............................        639,540
      2,100        Banknorth Group, Inc ........................         49,875
      7,000        BB&T Corp ...................................        245,280
      1,400        Bear Stearns Cos, Inc .......................         78,960
        500        Berkley (W.R.) Corp .........................         17,000
        200      * BOK Financial Corp ..........................          6,500
      1,000        Boston Properties, Inc ......................         37,200
        700        BRE Properties, Inc (Class A) ...............         21,525
        500        Camden Property Trust .......................         16,575
        300        Capitol Federal Financial ...................          6,648
        800        CarrAmerica Realty Corp .....................         20,136
        300      * Catellus Development Corp ...................          5,535
        300        Centerpoint Properties Corp .................         16,650
      3,200        Charter One Financial, Inc ..................         95,104
      2,400        Chubb Corp ..................................        131,592
      2,000        Cincinnati Financial Corp ...................         71,160
     60,800        Citigroup, Inc ..............................      1,802,720
        700        Citizens Banking Corp .......................         16,919
        600        City National Corp ..........................         28,062
        400      * CNA Financial Corp ..........................         10,000
      1,700        Colonial Bancgroup, Inc .....................         21,080
      2,600        Comerica, Inc ...............................        125,372
        900        Commerce Bancshares, Inc ....................         35,163
      1,900        Compass Bancshares, Inc .....................         56,031
      1,500        Countrywide Credit Industries, Inc ..........         70,725
        500        Cousins Properties, Inc .....................         11,500
      1,200        Crescent Real Estate Equities Co ............         18,840
        700        Cullen/Frost Bankers, Inc ...................         23,905
        800        Developers Diversified Realty Corp ..........         17,608
        150        Doral Financial Corp ........................          3,621
        300        Downey Financial Corp .......................         10,275
      2,000        Duke Realty Corp ............................         49,240
      2,100      * E*trade Group, Inc ..........................          9,345
      6,100        Equity Office Properties Trust ..............        157,502
      4,000        Equity Residential ..........................         95,760
        300        Erie Indemnity Co (Class A) .................         12,498
      1,400        Fidelity National Financial, Inc ............         40,236
      1,000        First American Corp .........................         20,430
        700        First Midwest Bancorp, Inc ..................         18,802
      1,800        First Tennessee National Corp ...............         62,406
      1,000        First Virginia Banks, Inc ...................         37,300
      1,200        FirstMerit Corp .............................         25,704
     15,200        FleetBoston Financial Corp ..................        309,016
        600        FNB Corp ....................................         16,812
      2,500        Franklin Resources, Inc .....................         77,750
        700        Freddie Mac .................................         39,130
      1,500        Fulton Financial Corp .......................         28,200
        900        General Growth Properties, Inc ..............         46,350
      1,000        Golden State Bancorp, Inc ...................         32,320
      1,800        Golden West Financial Corp ..................        111,924
      3,500        Goldman Sachs Group, Inc ....................        231,105
        500        Greater Bay Bancorp .........................          9,095
      1,200        Greenpoint Financial Corp ...................         50,088
      3,600        Hartford Financial Services Group, Inc ......        147,600
        800        HCC Insurance Holdings, Inc .................         19,208
        800        Health Care Property Investors, Inc .........         34,080
      2,300        Hibernia Corp (Class A) .....................         45,977
        700        Highwoods Properties, Inc ...................         16,380
        900        Hospitality Properties Trust ................         29,808
      3,400      * Host Marriott Corp ..........................         31,552
      5,500        Household International, Inc ................        155,705
      1,100        Hudson City Bancorp, Inc ....................         17,853
        500        Hudson United Bancorp .......................         13,300
      3,600        Huntington Bancshares, Inc ..................         65,484
        800        Independence Community Bank Corp ............         20,072
        800      * IndyMac Bancorp, Inc ........................         15,416
        600        Instinet Group, Inc .........................          1,860
        600        iStar Financial, Inc ........................         16,752

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  31

 Statement
 of Investments - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(Continued)
     28,900        J.P. Morgan Chase & Co ......................   $    548,811
      2,200        Jefferson-Pilot Corp ........................         88,220
      4,300        John Hancock Financial Services, Inc ........        119,540
      6,200        KeyCorp .....................................        154,814
      1,300        Kimco Realty Corp ...........................         40,430
        600      * LaBranche & Co, Inc .........................         12,150
        400        Legg Mason, Inc .............................         17,024
      3,500        Lehman Brothers Holdings, Inc ...............        171,675
        500        Leucadia National Corp ......................         17,000
      2,700        Lincoln National Corp .......................         82,485
      1,100        M & T Bank Corp .............................         86,691
        600        Mack-Cali Realty Corp .......................         19,278
        100      * Markel Corp .................................         19,918
        400        Marsh & McLennan Cos, Inc ...................         16,656
      3,100        Marshall & Ilsley Corp ......................         86,459
      2,100        MBIA, Inc ...................................         83,895
      3,300        Mellon Financial Corp .......................         85,569
      1,000        Mercantile Bankshares Corp ..................         38,170
        400        Mercury General Corp ........................         17,120
     12,500        Merrill Lynch & Co, Inc .....................        411,875
      4,300        MetLife, Inc ................................         97,868
      1,300        MGIC Investment Corp ........................         53,079
        700        MONY Group, Inc .............................         17,269
     16,000        Morgan Stanley ..............................        542,080
      8,800        National City Corp ..........................        251,064
      3,000        National Commerce Financial Corp ............         75,150
        300        Nationwide Financial Services, Inc
                     (Class A) .................................          8,010
        100        Neuberger Berman, Inc .......................          2,695
      1,400        New Plan Excel Realty Trust .................         25,816
      1,000        New York Community Bancorp, Inc .............         28,170
      1,800        North Fork Bancorp, Inc .....................         68,112
      1,400        Northern Trust Corp .........................         52,808
        600        Old National Bancorp ........................         14,916
      1,700        Old Republic International Corp .............         48,246
        100        Park National Corp ..........................          9,370
        400        People's Bank ...............................          8,972
      1,500        Phoenix Cos, Inc ............................         20,430
      1,300        PMI Group, Inc ..............................         35,373
      4,100        PNC Financial Services Group, Inc ...........        172,897
      2,000        Popular, Inc ................................         63,200
      4,500      * Principal Financial Group ...................        117,810
      1,100        Progressive Corp ............................         55,693
      2,300        Prologis ....................................         57,293
      1,000        Protective Life Corp ........................         30,770
        300        Provident Financial Group, Inc ..............          7,527
      2,300      * Providian Financial Corp ....................         11,270
      8,500      * Prudential Financial, Inc ...................        242,760
      1,400        Public Storage, Inc .........................         44,660
      1,300        Radian Group, Inc ...........................         42,458
        600        Raymond James Financial, Inc ................         16,242
        800        Reckson Associates Realty Corp ..............         18,216
        300        Regency Centers Corp ........................          9,300
      3,300        Regions Financial Corp ......................        107,811
        200        Reinsurance Group Of America, Inc ...........          5,168
      1,100        Roslyn Bancorp, Inc .........................         19,151
        900        Rouse Co ....................................         28,755
      1,900        Safeco Corp .................................         60,382
        600      * Silicon Valley Bancshares ...................         10,158
      1,900        Simon Property Group, Inc ...................         67,887
      1,000        Sky Financial Group, Inc ....................         19,910
      5,000        SouthTrust Corp .............................        121,250
      3,800        Sovereign Bancorp, Inc ......................         49,020
      3,300        St. Paul Cos, Inc ...........................         94,776
        400        Stancorp Financial Group, Inc ...............         21,160
      1,600        Starwood Hotels & Resorts Worldwide, Inc ....         35,680
      1,500        State Street Corp ...........................         57,960
      2,900        Stilwell Financial, Inc .....................         35,003
        100        Student Loan Corp ...........................          9,048
      3,600        SunTrust Banks, Inc .........................        221,328
      1,000        T Rowe Price Group, Inc .....................         24,960
        400        TCF Financial Corp ..........................         16,932
      1,800        Torchmark Corp ..............................         61,668
        300        Transatlantic Holdings, Inc .................         19,935
     13,800      * Travelers Property Casualty Corp (Class B) ..        186,714
      1,300        Trizec Properties, Inc ......................         14,755
        600        Trustmark Corp ..............................         13,680
     27,800        U.S. Bancorp ................................        516,524
      2,900        Union Planters Corp .........................         79,634
        700        UnionBanCal Corp ............................         29,407
      1,600        United Dominion Realty Trust, Inc ...........         25,456
        600      * United Rentals, Inc .........................          5,064
        700        Unitrin, Inc ................................         21,490
      3,500        UnumProvident Corp ..........................         71,225
      1,400        Valley National Bancorp .....................         37,240
      1,000        Vornado Realty Trust ........................         39,450
     19,900        Wachovia Corp ...............................        650,531
        900        Washington Federal, Inc .....................         20,084
     14,100        Washington Mutual, Inc ......................        443,727
        700        Webster Financial Corp ......................         23,506
        700        Weingarten Realty Investors .................         25,620
     22,600        Wells Fargo & Co ............................      1,088,416
        400        Westamerica Bancorp .........................         16,112
        600        Whitney Holding Corp ........................         19,248
      1,000        Wilmington Trust Corp .......................         28,920
      1,300        Zions Bancorp ...............................         56,589
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          18,707,281
                                                                   ------------
 HEALTH CARE--4.03%
      2,100        Aetna, Inc ..................................         75,201
        300        AmerisourceBergen Corp ......................         21,426
        400      * Anthem, Inc .................................         26,000
        700      * Apogent Technologies, Inc ...................         13,062
        200        Applera Corp (Applied Biosystems Group) .....          3,660
        800        Bard (C.R.), Inc ............................         43,704
        700        Bausch & Lomb, Inc ..........................         23,219
      3,200        Becton Dickinson & Co .......................         90,880
     17,700        Bristol-Myers Squibb Co .....................        421,260
      1,900        Cigna Corp ..................................        134,425
        200      * Community Health Systems, Inc ...............          5,326
        300      * Coventry Health Care, Inc ...................          9,750
        300      * Edwards Lifesciences Corp ...................          7,677
        300      * Genentech, Inc ..............................          9,789
        400      * Genzyme Corp (General Division) .............          8,244
      1,300      * Health Net, Inc .............................         27,885
      5,300      * Healthsouth Corp ............................         21,995
        200      * Henry Schein, Inc ...........................         10,550
        700        Hillenbrand Industries, Inc .................         38,010
        900      * Human Genome Sciences, Inc ..................         10,854
      2,500      * Humana, Inc .................................         31,000
        900        ICN Pharmaceuticals, Inc ....................          8,154
        800      * ICOS Corp ...................................         16,776
        400      * Invitrogen Corp .............................         13,628
      1,400        Lilly (Eli) & Co ............................         77,476
        900      * Manor Care, Inc .............................         20,232
        600        McKesson Corp ...............................         16,998
        100      * Medicis Pharmaceutical Corp (Class A) .......          4,087
     13,800        Merck & Co, Inc .............................        630,798
      1,800      * Millennium Pharmaceuticals, Inc .............         16,776
        100        Mylan Laboratories, Inc .....................          3,274
        500        Omnicare, Inc ...............................         10,560
      1,600        Pall Corp ...................................         25,264
        900      * Quintiles Transnational Corp ................          8,559

                       SEE NOTES TO FINANCIAL STATEMENTS

32  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(Continued)
        200      * Renal Care Group, Inc .......................   $      6,578
        100      * Ribapharm, Inc ..............................            450
     12,800        Schering-Plough Corp ........................        272,896
        100      * SICOR, Inc ..................................          1,521
        100      * Steris Corp .................................          2,491
        500      * Triad Hospitals, Inc ........................         18,975
      1,000      * Vertex Pharmaceuticals, Inc .................         18,490
        900      * Watson Pharmaceuticals, Inc .................         22,059
      2,100      * WebMD Corp ..................................         10,605
                                                                   ------------
                   TOTAL HEALTH CARE                                  2,240,564
                                                                   ------------
 OTHER--2.40%
     15,800      * Cendant Corp ................................        170,008
        700        Crane Co ....................................         13,832
      2,900        Dover Corp ..................................         73,602
        200      * Dun & Bradstreet Corp .......................          6,722
        600        First Industrial Realty Trust, Inc ..........         18,594
      2,200        Fortune Brands, Inc .........................        104,038
        100      * Getty Images, Inc ...........................          2,006
        300      * GTECH Holdings Corp .........................          7,446
        800        HON Industries, Inc .........................         20,360
     10,800        Honeywell International, Inc ................        233,928
      1,200        ITT Industries, Inc .........................         74,796
      1,100        Liberty Property Trust ......................         34,100
      1,900        Loews Corp ..................................         81,491
        400        Manpower, Inc ...............................         11,736
        700        Pentair, Inc ................................         26,019
        800        Pittston Brink's Group ......................         17,920
      4,400        Servicemaster Co ............................         47,740
        300      * SPX Corp ....................................         30,270
      1,900        Supervalu, Inc ..............................         30,685
        400        Teleflex, Inc ...............................         18,232
      1,700        Textron, Inc ................................         57,970
        400      * TMP Worldwide, Inc ..........................          3,600
      4,300        United Technologies Corp ....................        242,907
        200        Viad Corp ...................................          4,086
                                                                   ------------
                   TOTAL OTHER                                        1,332,088
                                                                   ------------
 PRODUCER DURABLES--2.91%
      1,600        3M Co .......................................        175,952
        500      * AGCO Corp ...................................         11,600
        300      * Allied Waste Industries, Inc ................          2,205
        700        American Water Works Co, Inc ................         31,262
      5,000        Caterpillar, Inc ............................        186,100
        500        Cummins, Inc ................................         11,810
      3,500        Deere & Co ..................................        159,075
      1,000        Eaton Corp ..................................         63,740
      6,100        Emerson Electric Co .........................        268,034
        100      * Flowserve Corp ..............................          1,000
        700      * FMC Technologies, Inc .......................         11,732
        600        GATX Corp ...................................         11,880
        600        Harsco Corp .................................         16,314
        700        Hubbell, Inc (Class B) ......................         20,349
      1,700        Illinois Tool Works, Inc ....................         99,161
        800        Navistar International Corp .................         17,344
      1,600        Paccar, Inc .................................         54,064
      1,700        Parker Hannifin Corp ........................         64,957
        800        Philadelphia Suburban Corp ..................         16,240
      1,400        Pitney Bowes, Inc ...........................         42,686
      2,200      * Republic Services, Inc ......................         41,360
      2,400        Rockwell Automation, Inc ....................         39,048
        700        Timken Co ...................................         11,725
      1,100        W.W. Grainger, Inc ..........................         46,805
      6,800        Waste Management, Inc .......................        158,576
     10,500      * Xerox Corp ..................................         51,975
                                                                   ------------
                   TOTAL PRODUCER DURABLES                            1,614,994
                                                                   ------------


 TECHNOLOGY--4.54%
      5,200      * 3Com Corp ...................................         20,488
        300      * Acxiom Corp .................................          4,254
        800      * Adaptec, Inc ................................          3,528
      6,800      * ADC Telecommunications, Inc .................          7,820
        600      * Advanced Fibre Communications, Inc ..........          7,962
      3,400      * Advanced Micro Devices, Inc .................         18,156
     10,500      * Agere Systems, Inc (Class B) ................         10,395
      3,500      * Agilent Technologies, Inc ...................         45,710
        200      * Alliance Data Systems Corp ..................          3,030
      2,100      * American Power Conversion Corp ..............         20,076
        500      * Amkor Technology, Inc .......................          1,190
      1,400      * Andrew Corp .................................          9,170
      5,200      * Apple Computer, Inc .........................         75,400
      2,200      * Applied Micro Circuits Corp .................          6,292
      1,100      * Arrow Electronics, Inc ......................         13,893
      1,700      * Atmel Corp ..................................          1,802
      1,200        Autodesk, Inc ...............................         15,204
      4,600      * Avaya, Inc ..................................          6,578
      1,600      * Avnet, Inc ..................................         17,264
        800        AVX Corp ....................................          6,928
      1,600      * BMC Software, Inc ...........................         20,912
      1,300      * Broadcom Corp (Class A) .....................         13,884
        500      * Ceridian Corp ...............................          7,125
        500      * Checkfree Corp ..............................          5,690
      3,100      * CIENA Corp ..................................          9,207
        300      * Citrix Systems, Inc .........................          1,809
      5,800        Computer Associates International, Inc              55,680
      2,100      * Computer Sciences Corp ......................         58,359
      2,700      * Compuware Corp ..............................          8,235
      1,400      * Comverse Technology, Inc ....................          9,786
      1,900      * Conexant Systems, Inc .......................          2,109
      7,800      * Corning, Inc ................................         12,480
        400      * Cypress Semiconductor Corp ..................          2,624
      1,000        Diebold, Inc ................................         32,920
      1,100        Electronic Data Systems Corp ................         15,378
     14,200      * EMC Corp ....................................         64,894
        200      * Emulex Corp .................................          2,252
        200        Equifax, Inc ................................          4,348
        100      * Fairchild Semiconductor International, Inc
                     (Class A) .................................            947
      2,600      * Gateway, Inc ................................          7,722
        400        Harris Corp .................................         13,396
     39,300        Hewlett-Packard Co ..........................        458,631
      2,000      * i2 Technologies, Inc ........................          1,040
      2,100        IKON Office Solutions, Inc ..................         16,548
        900      * Ingram Micro, Inc (Class A) .................         11,970
        700      * Integrated Device Technology, Inc ...........          7,308
     13,300        International Business Machines Corp ........        776,587
        100      * International Rectifier Corp ................          1,562
        600      * Intersil Corp (Class A) .....................          7,776
        300      * Iron Mountain, Inc ..........................          7,497
        200      * Jabil Circuit, Inc ..........................          2,956
      8,800      * JDS Uniphase Corp ...........................         17,142
        600      * Juniper Networks, Inc .......................          2,880
      1,200      * Kemet Corp ..................................         10,260
      2,700      * LSI Logic Corp ..............................         17,145
     49,800      * Lucent Technologies, Inc ....................         37,848
        200      * Macromedia, Inc .............................          1,546
      3,900      * Micron Technology, Inc ......................         48,243
        300        Molex, Inc ..................................          7,056
     11,300        Motorola, Inc ...............................        115,034
        400      * National Semiconductor Corp .................          4,776
      1,200      * NCR Corp ....................................         23,760
        200      * Novellus Systems, Inc .......................          4,162
        100      * Perot Systems Corp (Class A) ................            930
        400      * Polycom, Inc ................................          2,716

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  33

 Statement
 of Investments - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(Continued)
        300      * Rational Software Corp ......................   $      1,296
        200      * RealNetworks, Inc ...........................            722
      3,500      * Sanmina-SCI Corp ............................          9,695
      2,300        Scientific-Atlanta, Inc .....................         28,773
      6,000      * Solectron Corp ..............................         12,660
      1,300      * Storage Technology Corp .....................         13,663
     24,300      * Sun Microsystems, Inc .......................         62,937
        700      * Sybase, Inc .................................          8,134
      1,600        Symbol Technologies, Inc ....................         12,272
        500      * Tech Data Corp ..............................         13,200
      1,000      * Tektronix, Inc ..............................         16,430
      3,300      * Tellabs, Inc ................................         13,431
        600      * Teradyne, Inc ...............................          5,760
      1,800      * Thermo Electron Corp ........................         29,034
      3,900      * Unisys Corp .................................         27,300
      1,600      * VeriSign, Inc ...............................          8,080
        800      * Veritas Software Corp .......................         11,736
      1,800      * Vishay Intertechnology, Inc .................         15,840
                                                                   ------------
                   TOTAL TECHNOLOGY                                   2,521,233
                                                                   ------------
 TRANSPORTATION--1.66%
      2,300      * AMR Corp ....................................          9,614
      5,600        Burlington Northern Santa Fe Corp ...........        133,952
        700        CNF, Inc ....................................         21,973
        900      * Continental Airlines, Inc (Class B) .........          4,851
      3,100        CSX Corp ....................................         81,778
      1,800        Delta Air Lines, Inc ........................         16,722
      4,300        FedEx Corp ..................................        215,301
        100      * JetBlue Airways Corp ........................          4,033
      5,600        Norfolk Southern Corp .......................        113,064
        800      * Northwest Airlines Corp .....................          5,344
        800        Ryder System, Inc ...........................         19,944
        300        Skywest, Inc ................................          3,930
      5,600        Southwest Airlines Co .......................         73,136
        400      * Swift Transportation Co, Inc ................          6,240
      3,700        Union Pacific Corp ..........................        214,119
                                                                   ------------
                   TOTAL TRANSPORTATION                                 924,001
                                                                   ------------
 UTILITIES--13.11%
     55,400        A T & T Corp ................................        665,354
     16,200      * A T & T Wireless Services, Inc ..............         66,744
      3,600      * AES Corp ....................................          9,036
      1,800        Allegheny Energy, Inc .......................         23,580
      1,100        Allete, Inc .................................         23,760
      1,300        Alliant Energy Corp .........................         25,025
      4,500        Alltel Corp .................................        180,585
      2,100        Ameren Corp .................................         87,465
      4,700        American Electric Power Co, Inc .............        133,997
      2,600        Aquila, Inc .................................         10,660
     27,200        BellSouth Corp ..............................        499,392
      3,600      * Calpine Corp ................................          8,892
      3,900        Centerpoint Energy, Inc .....................         39,039
      2,100        CenturyTel, Inc .............................         47,103
      2,400        Cinergy Corp ................................         75,432
      2,200      * Citizens Communications Co ..................         14,916
      1,800        CMS Energy Corp .............................         14,508
      3,100        Consolidated Edison, Inc ....................        124,682
      2,400        Constellation Energy Group, Inc .............         59,496
      4,000        Dominion Resources, Inc .....................        202,920
      1,800        DPL, Inc ....................................         29,610
      2,300        DTE Energy Co ...............................         93,610
     12,000        Duke Energy Corp ............................        234,600
      3,900      * Dynegy, Inc (Class A) .......................          4,524
      4,700      * Edison International ........................         47,000
      8,500        El Paso Corp ................................         70,295
      2,100        Energy East Corp ............................         41,601
      3,200        Entergy Corp ................................        133,120
        900        Equitable Resources, Inc ....................         31,095
      4,700        Exelon Corp .................................        223,250
      4,000        FirstEnergy Corp ............................        119,560
      2,600        FPL Group, Inc ..............................        139,880
        900        Great Plains Energy, Inc ....................         17,235
        500        Hawaiian Electric Industries, Inc ...........         21,550
        500        Idacorp, Inc ................................         12,165
        700      * IDT Corp ....................................         11,410
      2,000        KeySpan Corp ................................         67,000
        500        Kinder Morgan, Inc ..........................         17,725
      1,000        MDU Resources Group, Inc ....................         22,830
      4,900      * Mirant Corp .................................         10,829
      1,000        National Fuel Gas Co ........................         19,870
        600        Nicor, Inc ..................................         16,920
      3,000        NiSource, Inc ...............................         51,690
      1,900        Northeast Utilities .........................         32,110
        800        NSTAR .......................................         31,640
      1,100        OGE Energy Corp .............................         18,557
      5,600      * P G & E Corp ................................         63,056
        500        Peoples Energy Corp .........................         16,845
      2,200        Pepco Holdings, Inc .........................         43,890
      1,100        Pinnacle West Capital Corp ..................         30,536
      2,100        PPL Corp ....................................         68,334
      3,200        Progress Energy, Inc ........................        130,784
      3,000        Public Service Enterprise Group, Inc ........         91,500
      1,300        Puget Energy, Inc ...........................         26,533
      1,100        Questar Corp ................................         25,124
      9,900      * Qwest Communications International, Inc .....         22,572
        700      * Reliant Resources, Inc ......................          1,225
     48,500        SBC Communications, Inc .....................        974,850
      1,500        SCANA Corp ..................................         39,030
      2,600        Sempra Energy ...............................         51,090
     10,200        Southern Co .................................        293,556
     12,900        Sprint Corp (FON Group) .....................        117,648
      2,200        TECO Energy, Inc ............................         34,936
        800        Telephone & Data Systems, Inc ...............         40,360
      3,900        TXU Corp ....................................        162,669
        200      * U.S. Cellular Corp ..........................          5,916
      1,000        Vectren Corp ................................         22,000
     39,500        Verizon Communications, Inc .................      1,083,880
      6,400        Williams Cos, Inc ...........................         14,464
      1,700        Wisconsin Energy Corp .......................         41,310
      5,800        Xcel Energy, Inc ............................         53,998
                                                                   ------------
                   TOTAL UTILITIES                                    7,288,368
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $59,801,830)                              55,296,549
                                                                   ------------
                   TOTAL PORTFOLIO--99.49%
                     (COST $59,801,830)                              55,296,549
                   OTHER ASSETS & LIABILITIES, NET--0.51%               284,338
                                                                   ------------
                   NET ASSETS--100.00%                             $ 55,580,887
                                                                   ============

----------
*  Non-income producing

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $59,801,830. Net unrealized depreciation of portfolio investments aggregated $4,505,281 of which $262,603 related to appreciated portfolio investments and $4,767,884 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       SEE NOTES TO FINANCIAL STATEMENTS

34  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
COMMON STOCK--99.66%
 AEROSPACE AND DEFENSE--1.40%
      4,700        Boeing Co ...................................   $    160,411
      1,100        General Dynamics Corp .......................         89,463
        600        Goodrich Corp ...............................         11,328
      2,500        Lockheed Martin Corp ........................        161,675
        600        Northrop Grumman Corp .......................         74,424
        700        PerkinElmer, Inc ............................          3,815
      2,200        Raytheon Co .................................         64,460
      1,000        Rockwell Collins, Inc .......................         21,940
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                          587,516
                                                                   ------------
 BASIC INDUSTRIES--3.64%
      1,300        Air Products & Chemicals, Inc ...............         54,613
      4,700        Alcoa, Inc ..................................         90,710
        400        Allegheny Technologies, Inc .................          2,768
        400      * American Standard Cos, Inc ..................         25,448
        600        Avery Dennison Corp .........................         34,188
        300        Ball Corp ...................................         15,117
        300        Bemis Co ....................................         14,820
        400        Black & Decker Corp .........................         16,772
        300        Boise Cascade Corp ..........................          6,840
        300        Centex Corp .................................         13,305
      5,100        Dow Chemical Co .............................        139,281
      5,500        Du Pont (E.I.) de Nemours & Co ..............        198,385
        400        Eastman Chemical Co .........................         15,268
        700        Ecolab, Inc .................................         29,211
        700        Engelhard Corp ..............................         16,681
        400        Fluor Corp ..................................          9,776
        800      * Freeport-McMoRan Copper & Gold, Inc
                     (Class A) .................................         10,768
      1,300        Georgia-Pacific Corp ........................         17,017
        300        Great Lakes Chemical Corp ...................          7,206
        600      * Hercules, Inc ...............................          5,526
      2,700        International Paper Co ......................         90,153
        300        KB Home .....................................         14,652
      2,900        Kimberly-Clark Corp .........................        164,256
        600      * Louisiana-Pacific Corp ......................          3,882
      2,700        Masco Corp ..................................         52,785
      1,100        MeadWestvaco Corp ...........................         21,131
      1,400        Monsanto Co .................................         21,406
      2,200        Newmont Mining Corp .........................         60,522
        400        Nucor Corp ..................................         15,160
        900      * Pactiv Corp .................................         14,805
        500      * Phelps Dodge Corp ...........................         12,815
      1,000        Plum Creek Timber Co, Inc ...................         22,610
        900        PPG Industries, Inc .........................         40,230
        900        Praxair, Inc ................................         45,999
        300        Pulte Homes, Inc ............................         12,789
      1,200        Rohm & Haas Co ..............................         37,200
        500      * Sealed Air Corp .............................          8,445
        800        Sherwin-Williams Co .........................         18,944
        400        Sigma-Aldrich Corp ..........................         19,708
        300        Snap-On, Inc ................................          6,894
        500        Stanley Works ...............................         16,335
        300        Temple-Inland, Inc ..........................         11,589
        600        United States Steel Corp ....................          6,966
        600        Vulcan Materials Co .........................         21,696
      1,200        Weyerhaeuser Co .............................         52,524
        500        Worthington Industries, Inc .................          9,350
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             1,526,546
                                                                   ------------
 CONSUMER CYCLICAL--11.31%
        400      * American Greetings Corp (Class A) ...........          6,440
     24,800      * AOL Time Warner, Inc ........................        290,160
      1,000      * Apollo Group, Inc (Class A) .................         43,430
      1,600      * Bed Bath & Beyond, Inc ......................         52,112
        600      * Big Lots, Inc ...............................          9,498
        500        Brunswick Corp ..............................         10,520
      3,300        Carnival Corp ...............................         82,830
      3,400      * Clear Channel Communications, Inc ...........        118,150
      5,200      * Comcast Corp (Class A) Special ..............        108,472
        400        Cooper Tire & Rubber Co .....................          6,456
        800        Dana Corp ...................................         10,464
      1,000        Darden Restaurants, Inc .....................         24,240
      3,100        Delphi Corp .................................         26,505
        500        Dillard's, Inc (Class A) ....................         10,090
      1,800        Dollar General Corp .........................         24,156
        500        Dow Jones & Co, Inc .........................         19,205
      1,600        Eastman Kodak Co ............................         43,584
      1,000        Family Dollar Stores, Inc ...................         26,880
      1,100      * Federated Department Stores, Inc ............         32,384
     10,000        Ford Motor Co ...............................         98,000
      1,500        Gannett Co, Inc .............................        108,270
      4,800        Gap, Inc ....................................         52,080
      3,100        General Motors Corp .........................        120,590
      1,000        Genuine Parts Co ............................         30,640
        900        Goodyear Tire & Rubber Co ...................          8,001
      1,700        Harley-Davidson, Inc ........................         78,965
        600      * Harrah's Entertainment, Inc .................         28,926
      2,000        Hilton Hotels Corp ..........................         22,760
        500      * International Game Technology ...............         34,570
      2,100        Interpublic Group Of Cos, Inc ...............         33,285
      1,500        J.C. Penney Co, Inc .........................         23,880
        500        Johnson Controls, Inc .......................         38,410
        700      * Jones Apparel Group, Inc ....................         21,490
        500        Knight Ridder, Inc ..........................         28,205
      1,900      * Kohl's Corp .................................        115,539
      1,100        Leggett & Platt, Inc ........................         21,769
      2,900        Limited Brands, Inc .........................         41,586
        600        Liz Claiborne, Inc ..........................         14,970
      1,300        Marriott International, Inc (Class A) .......         37,687
      1,600        May Department Stores Co ....................         36,432
        400        Maytag Corp .................................          9,272
      7,100        McDonald's Corp .............................        125,386
      1,100        McGraw-Hill Cos, Inc ........................         67,342
        300        Meredith Corp ...............................         12,915
        800        New York Times Co (Class A) .................         36,360
      1,500        Nike, Inc (Class B) .........................         64,770
        700        Nordstrom, Inc ..............................         12,558
      1,000        Omnicom Group, Inc ..........................         55,680
        600        R.R. Donnelley & Sons Co ....................         14,106
        300      * Reebok International Ltd ....................          7,515
      1,800        Sears Roebuck & Co ..........................         70,200
      2,100      * Starbucks Corp ..............................         43,344
      5,000        Target Corp .................................        147,600
        800        Tiffany & Co ................................         17,144
      3,000        TJX Cos, Inc ................................         51,000
      1,700        Tribune Co ..................................         71,077
        700        TRW, Inc ....................................         40,985
      1,300      * Univision Communications, Inc (Class A) .....         29,640
        600        VF Corp .....................................         21,588
      9,800      * Viacom, Inc (Class B) .......................        397,390
        700        Visteon Corp ................................          6,629
     24,700        Wal-Mart Stores, Inc ........................      1,216,228
     11,300        Walt Disney Co ..............................        171,082
        600        Wendy's International, Inc ..................         19,866
        400        Whirlpool Corp ..............................         18,344
      3,300      * Yahoo!, Inc .................................         31,581
      1,600      * Yum! Brands, Inc ............................         44,336
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                            4,745,569
                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  35

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER NON-CYCLICAL--11.97%
        300        Alberto-Culver Co (Class B) .................   $     14,709
      2,300        Albertson's, Inc ............................         55,568
      4,800        Anheuser-Busch Cos, Inc .....................        242,880
      3,600        Archer Daniels Midland Co ...................         45,036
        600      * Autozone, Inc ...............................         47,316
      1,300        Avon Products, Inc ..........................         59,930
      1,800      * Best Buy Co, Inc ............................         40,158
        400        Brown-Forman Corp (Class B) .................         26,780
      2,300        Campbell Soup Co ............................         50,784
      1,200        Circuit City Stores, Inc (Circuit
                     City Group) ...............................         18,180
      1,300        Clorox Co ...................................         52,234
     13,800        Coca-Cola Co ................................        661,848
      2,500        Coca-Cola Enterprises, Inc ..................         53,100
      3,000        Colgate-Palmolive Co ........................        161,850
      3,000        Conagra Foods, Inc ..........................         74,550
        200        Coors (Adolph) Co (Class B) .................         11,260
      2,500      * Costco Wholesale Corp .......................         80,925
      2,200        CVS Corp ....................................         55,770
      1,600      * eBay, Inc ...................................         84,496
      2,000        General Mills, Inc ..........................         88,840
      5,900        Gillette Co .................................        174,640
      2,000        H.J. Heinz Co ...............................         66,740
      1,000        Hasbro, Inc .................................         11,130
        800        Hershey Foods Corp ..........................         49,640
     13,100        Home Depot, Inc .............................        341,910
        500        International Flavors & Fragrances, Inc .....         15,925
      2,300        Kellogg Co ..................................         76,475
      4,400      * Kroger Co ...................................         62,040
      4,300        Lowe's Cos ..................................        178,020
      2,400        Mattel, Inc .................................         43,224
      1,500        Newell Rubbermaid, Inc ......................         46,305
      1,700      * Office Depot, Inc ...........................         20,978
      1,600        Pepsi Bottling Group, Inc ...................         37,440
      9,900        PepsiCo, Inc ................................        365,805
     11,800        Philip Morris Cos, Inc ......................        457,840
      7,200        Procter & Gamble Co .........................        643,536
        500        R.J. Reynolds Tobacco Holdings, Inc .........         20,160
      1,000      * RadioShack Corp .............................         20,060
      2,700      * Safeway, Inc ................................         60,210
      4,300        Sara Lee Corp ...............................         78,647
      2,600      * Staples, Inc ................................         33,254
      1,200      * Toys "R" Us, Inc ............................         12,216
        300        Tupperware Corp .............................          4,986
        900        UST, Inc ....................................         25,389
      5,700        Walgreen Co .................................        175,332
        800        Winn-Dixie Stores, Inc ......................         10,496
      1,300        Wrigley (Wm.) Jr Co .........................         64,337
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                        5,022,949
                                                                   ------------
 ENERGY--6.09%
        500        Amerada Hess Corp ...........................         33,940
      1,400        Anadarko Petroleum Corp .....................         62,356
        800        Apache Corp .................................         47,560
        400        Ashland, Inc ................................         10,716
      1,900        Baker Hughes, Inc ...........................         55,157
        900      * BJ Services Co ..............................         23,400
      1,100        Burlington Resources, Inc ...................         42,196
      5,900        ChevronTexaco Corp ..........................        408,575
      3,800        ConocoPhillips ..............................        175,712
        900        Devon Energy Corp ...........................         43,425
        600        EOG Resources, Inc ..........................         21,576
     37,600        Exxon Mobil Corp ............................      1,199,440
      2,400        Halliburton Co ..............................         30,984
        600        Kerr-McGee Corp .............................         26,064
      1,700        Marathon Oil Corp ...........................         38,556
        300      * McDermott International, Inc ................          1,839
        800      * Nabors Industries Ltd .......................         26,200
        700      * Noble Corp ..................................         21,700
      2,100        Occidental Petroleum Corp ...................         59,598
        500        Rowan Cos, Inc ..............................          9,320
      3,200        Schlumberger Ltd ............................        123,072
        400        Sunoco, Inc .................................         12,064
      1,800      * Transocean, Inc .............................         37,440
      1,400        Unocal Corp .................................         43,946
                                                                   ------------
                   TOTAL ENERGY                                       2,554,836
                                                                   ------------
 FINANCIAL SERVICES--20.49%
      1,500        ACE Ltd .....................................         44,415
      2,900        Aflac, Inc ..................................         89,001
      3,900        Allstate Corp ...............................        138,645
        600        Ambac Financial Group, Inc ..................         32,334
      7,400        American Express Co .........................        230,732
     14,500        American International Group, Inc ...........        793,150
      2,000        AmSouth Bancorp .............................         41,480
      1,500        AON Corp ....................................         30,735
      8,500        Bank Of America Corp ........................        542,300
      4,000        Bank Of New York Co, Inc ....................        114,960
      6,500        Bank One Corp ...............................        243,100
      2,700        BB&T Corp ...................................         94,608
        600        Bear Stearns Cos, Inc .......................         33,840
      1,200        Capital One Financial Corp ..................         41,904
      7,600        Charles Schwab Corp .........................         66,120
      1,200        Charter One Financial, Inc ..................         37,447
      1,000        Chubb Corp ..................................         54,830
        900        Cincinnati Financial Corp ...................         32,022
     28,400        Citigroup, Inc ..............................        842,060
      1,000        Comerica, Inc ...............................         48,220
        700        Countrywide Credit Industries, Inc ..........         33,005
      2,300        Equity Office Properties Trust ..............         59,386
      1,500        Equity Residential ..........................         35,910
      5,500        Fannie Mae ..................................        327,470
      3,300        Fifth Third Bancorp .........................        202,059
        700        First Tennessee National Corp ...............         24,269
      5,800        FleetBoston Financial Corp ..................        117,914
      1,400        Franklin Resources, Inc .....................         43,540
      3,900        Freddie Mac .................................        218,010
        900        Golden West Financial Corp ..................         55,962
      2,700        Goldman Sachs Group, Inc ....................        178,281
      1,400        Hartford Financial Services Group, Inc ......         57,400
      2,500        Household International, Inc ................         70,775
      1,400        Huntington Bancshares, Inc ..................         25,466
     11,100        J.P. Morgan Chase & Co ......................        210,789
        800        Jefferson-Pilot Corp ........................         32,080
      1,600        John Hancock Financial Services, Inc ........         44,480
      2,400        KeyCorp .....................................         59,928
      1,400        Lehman Brothers Holdings, Inc ...............         68,670
      1,000        Lincoln National Corp .......................         30,550
      3,000        Marsh & McLennan Cos, Inc ...................        124,920
      1,200        Marshall & Ilsley Corp ......................         33,468
        800        MBIA, Inc ...................................         31,960
      7,100        MBNA Corp ...................................        130,498
      2,400        Mellon Financial Corp .......................         62,232
      4,800        Merrill Lynch & Co, Inc .....................        158,160
      3,900        MetLife, Inc ................................         88,764
        600        MGIC Investment Corp ........................         24,498
      6,100        Morgan Stanley ..............................        206,668
      3,400        National City Corp ..........................         97,002
        900        North Fork Bancorp, Inc .....................         34,056
      1,200        Northern Trust Corp .........................         45,264
      1,600        PNC Financial Services Group, Inc ...........         67,472
      2,000      * Principal Financial Group ...................         52,360

                       SEE NOTES TO FINANCIAL STATEMENTS

36  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(Continued)
      1,200        Progressive Corp ............................   $     60,756
      1,600      * Providian Financial Corp ....................          7,840
      3,200      * Prudential Financial, Inc ...................         91,392
      1,300        Regions Financial Corp ......................         42,471
        700        Safeco Corp .................................         22,246
      1,000        Simon Property Group, Inc ...................         35,730
        900        SLM Corp ....................................         83,826
      1,900        SouthTrust Corp .............................         46,075
      1,300        St. Paul Cos, Inc ...........................         37,336
      1,100        Starwood Hotels & Resorts Worldwide, Inc ....         24,530
      1,800        State Street Corp ...........................         69,552
      1,200        Stilwell Financial, Inc .....................         14,484
      1,600        SunTrust Banks, Inc .........................         98,368
      1,600        Synovus Financial Corp ......................         32,992
        700        T Rowe Price Group, Inc .....................         17,472
        700        Torchmark Corp ..............................         23,982
      5,500      * Travelers Property Casualty Corp (Class B) ..         74,415
     10,600        U.S. Bancorp ................................        196,948
      1,100        Union Planters Corp .........................         30,206
      1,300        UnumProvident Corp ..........................         26,455
      7,600        Wachovia Corp ...............................        248,444
      5,400        Washington Mutual, Inc ......................        169,938
      9,500        Wells Fargo & Co ............................        457,520
        800        XL Capital Ltd (Class A) ....................         58,800
        500        Zions Bancorp ...............................         21,765
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                           8,598,712
                                                                   ------------
 HEALTH CARE--15.38%
      8,700        Abbott Laboratories .........................        351,480
        800        Aetna, Inc ..................................         28,648
        700        Allergan, Inc ...............................         38,080
        600        AmerisourceBergen Corp ......................         42,852
      7,100      * Amgen, Inc ..................................        296,070
        800      * Anthem, Inc .................................         52,000
      1,200        Applera Corp (Applied Biosystems Group) .....         21,960
        300        Bard (C.R.), Inc ............................         16,389
        300        Bausch & Lomb, Inc ..........................          9,951
      3,400        Baxter International, Inc ...................        103,870
      1,400        Becton Dickinson & Co .......................         39,760
        800      * Biogen, Inc .................................         23,416
      1,500        Biomet, Inc .................................         39,945
      2,300      * Boston Scientific Corp ......................         72,588
     10,800        Bristol-Myers Squibb Co .....................        257,040
      2,500        Cardinal Health, Inc ........................        155,500
      1,100      * Chiron Corp .................................         38,434
        800        Cigna Corp ..................................         56,600
      1,000      * Forest Laboratories, Inc ....................         82,010
      1,200      * Genzyme Corp (General Division) .............         24,732
      1,700      * Guidant Corp ................................         54,927
      2,900        HCA, Inc ....................................        138,069
      1,300      * Health Management Associates, Inc (Class A) .         26,286
      2,200      * Healthsouth Corp ............................          9,130
        900      * Humana, Inc .................................         11,160
      1,600        IMS Health, Inc .............................         23,952
     16,600        Johnson & Johnson ...........................        897,728
      1,400      * King Pharmaceuticals, Inc ...................         25,438
      6,200        Lilly (Eli) & Co ............................        343,108
        600      * Manor Care, Inc .............................         13,488
      1,600        McKesson Corp ...............................         45,328
      1,400      * Medimmune, Inc ..............................         29,288
      6,700        Medtronic, Inc ..............................        282,204
     12,500        Merck & Co, Inc .............................        571,375
        300      * Millipore Corp ..............................          9,537
        700        Pall Corp ...................................         11,053
     34,500        Pfizer, Inc .................................      1,001,190
      7,200        Pharmacia Corp ..............................        279,936
        700      * Quintiles Transnational Corp ................          6,657
      8,100        Schering-Plough Corp ........................        172,692
      1,000      * St. Jude Medical, Inc .......................         35,700
      1,100        Stryker Corp ................................         63,360
      2,700      * Tenet Healthcare Corp .......................        133,650
      1,700        UnitedHealth Group, Inc .....................        148,274
        700      * Waters Corp .................................         16,975
        600      * Watson Pharmaceuticals, Inc .................         14,706
        800      * Wellpoint Health Networks, Inc ..............         58,640
      7,400        Wyeth .......................................        235,320
      1,100      * Zimmer Holdings, Inc ........................         42,174
                                                                   ------------
                   TOTAL HEALTH CARE                                  6,452,670
                                                                   ------------
 OTHER--2.14%
      5,800      * Cendant Corp ................................         62,408
        900        Cintas Corp .................................         37,728
        300        Crane Co ....................................          5,928
      1,100        Dover Corp ..................................         27,918
        800        Fortune Brands, Inc .........................         37,832
      1,000        H & R Block, Inc ............................         42,010
      4,500        Honeywell International, Inc ................         97,470
        500        ITT Industries, Inc .........................         31,165
      1,000        Loews Corp ..................................         42,890
        900        Moody's Corp ................................         43,650
      1,000      * Robert Half International, Inc ..............         15,870
        700        Supervalu, Inc ..............................         11,305
      3,700        Sysco Corp ..................................        105,043
        800        Textron, Inc ................................         27,280
        600      * TMP Worldwide, Inc ..........................          5,400
     11,000        Tyco International Ltd ......................        155,100
      2,600        United Technologies Corp ....................        146,874
                                                                   ------------
                   TOTAL OTHER                                          895,871
                                                                   ------------
 PRODUCER DURABLES--5.48%
      2,200        3M Co .......................................        241,934
      1,100      * Allied Waste Industries, Inc ................          8,085
      1,900        Caterpillar, Inc ............................         70,718
        500        Cooper Industries Ltd (Class A) .............         15,175
        200        Cummins, Inc ................................          4,724
        800        Danaher Corp ................................         45,480
      1,300        Deere & Co ..................................         59,085
        400        Eaton Corp ..................................         25,496
      2,300        Emerson Electric Co .........................        101,062
     55,300        General Electric Co .........................      1,363,145
      1,700        Illinois Tool Works, Inc ....................         99,161
        900        Ingersoll-Rand Co (Class A) .................         30,996
        300        Navistar International Corp .................          6,504
        600        Paccar, Inc .................................         20,274
        700        Parker Hannifin Corp ........................         26,747
      1,300        Pitney Bowes, Inc ...........................         39,637
        400      * Power-One, Inc ..............................          1,192
      1,000        Rockwell Automation, Inc ....................         16,270
        300      * Thomas & Betts Corp .........................          4,227
        500        W.W. Grainger, Inc ..........................         21,275
      3,400        Waste Management, Inc .......................         79,288
      4,000      * Xerox Corp ..................................         19,800
                                                                   ------------
                   TOTAL PRODUCER DURABLES                            2,300,275
                                                                   ------------
 TECHNOLOGY--13.46%
      4,400      * ADC Telecommunications, Inc .................          5,060
      1,300        Adobe Systems, Inc ..........................         24,830
      1,900      * Advanced Micro Devices, Inc .................         10,146
      2,600      * Agilent Technologies, Inc ...................         33,956
      2,100      * Altera Corp .................................         18,207
      1,100      * American Power Conversion Corp ..............         10,516
      2,000      * Analog Devices, Inc .........................         39,400

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  37

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(Continued)
        500      * Andrew Corp .................................   $      3,275
      2,000      * Apple Computer, Inc .........................         29,000
      9,100      * Applied Materials, Inc ......................        105,105
      1,700      * Applied Micro Circuits Corp .................          4,862
        600        Autodesk, Inc ...............................          7,602
      3,400        Automatic Data Processing, Inc ..............        118,218
      2,000      * Avaya, Inc ..................................          2,860
      1,300      * BMC Software, Inc ...........................         16,991
      1,500      * Broadcom Corp (Class A) .....................         16,020
      2,400      * CIENA Corp ..................................          7,128
     40,700      * Cisco Systems, Inc ..........................        426,536
      1,000      * Citrix Systems, Inc .........................          6,030
      3,200        Computer Associates International, Inc ......         30,720
        900      * Computer Sciences Corp ......................         25,011
      2,100      * Compuware Corp ..............................          6,405
      1,000      * Comverse Technology, Inc ....................          6,990
      2,800      * Concord EFS, Inc ............................         44,464
      1,000      * Convergys Corp ..............................         15,030
      5,300      * Corning, Inc ................................          8,480
     14,400      * Dell Computer Corp ..........................        338,544
        400        Deluxe Corp .................................         18,024
        800      * Electronic Arts, Inc ........................         52,768
      2,600        Electronic Data Systems Corp ................         36,348
     12,300      * EMC Corp ....................................         56,211
        800        Equifax, Inc ................................         17,392
      4,200        First Data Corp .............................        117,390
      1,100      * Fiserv, Inc .................................         30,888
      1,800      * Gateway, Inc ................................          5,346
     17,000        Hewlett-Packard Co ..........................        198,390
     37,100        Intel Corp ..................................        515,319
      9,500        International Business Machines Corp ........        554,705
      1,200      * Intuit, Inc .................................         54,636
      1,100      * Jabil Circuit, Inc ..........................         16,258
      7,500      * JDS Uniphase Corp ...........................         14,610
      1,000      * KLA-Tencor Corp .............................         27,940
        700      * Lexmark International, Inc ..................         32,900
      1,800        Linear Technology Corp ......................         37,296
      2,000      * LSI Logic Corp ..............................         12,700
     18,900      * Lucent Technologies, Inc ....................         14,364
      1,800      * Maxim Integrated Products, Inc ..............         44,568
        500      * Mercury Interactive Corp ....................          8,580
      3,300      * Micron Technology, Inc ......................         40,821
     30,100      * Microsoft Corp ..............................      1,316,574
      1,100        Molex, Inc ..................................         25,872
     12,800        Motorola, Inc ...............................        130,304
      1,000      * National Semiconductor Corp .................         11,940
        500      * NCR Corp ....................................          9,900
      1,800      * Network Appliance, Inc ......................         13,194
      2,000      * Novell, Inc .................................          4,200
        800      * Novellus Systems, Inc .......................         16,648
        800      * Nvidia Corp .................................          6,848
     30,300      * Oracle Corp .................................        238,158
      1,400      * Parametric Technology Corp ..................          2,520
      2,100        Paychex, Inc ................................         50,967
      1,700      * Peoplesoft, Inc .............................         21,029
        900      * PMC-Sierra, Inc .............................          3,492
        500      * QLogic Corp .................................         13,020
      4,300      * Qualcomm, Inc ...............................        118,766
      1,100      * Rational Software Corp ......................          4,752
      2,900      * Sanmina-SCI Corp ............................          8,033
        900        Scientific-Atlanta, Inc .....................         11,259
      2,600      * Siebel Systems, Inc .........................         14,950
      4,500      * Solectron Corp ..............................          9,495
     17,900      * Sun Microsystems, Inc .......................         46,361
      1,600      * Sungard Data Systems, Inc ...................         31,120
      1,300        Symbol Technologies, Inc ....................          9,971
        500      * Tektronix, Inc ..............................          8,215
      2,300      * Tellabs, Inc ................................          9,361
      1,000      * Teradyne, Inc ...............................          9,600
      9,600        Texas Instruments, Inc ......................        141,792
      1,000      * Thermo Electron Corp ........................         16,130
      1,800      * Unisys Corp .................................         12,600
      2,300      * Veritas Software Corp .......................         33,741
      1,900      * Xilinx, Inc .................................         30,092
                                                                   ------------
                   TOTAL TECHNOLOGY                                   5,649,744
                                                                   ------------
 TRANSPORTATION--1.83%
        900      * AMR Corp ....................................          3,762
      2,100        Burlington Northern Santa Fe Corp ...........         50,232
      1,200        CSX Corp ....................................         31,656
        700        Delta Air Lines, Inc ........................          6,503
      1,700        FedEx Corp ..................................         85,119
      2,100        Norfolk Southern Corp .......................         42,399
        300        Ryder System, Inc ...........................          7,479
        800      * Sabre Holdings Corp .........................         15,480
      4,300        Southwest Airlines Co .......................         56,158
      1,400        Union Pacific Corp ..........................         81,018
      6,200        United Parcel Service, Inc (Class B) ........        387,686
                                                                   ------------
                   TOTAL TRANSPORTATION                                 767,492
                                                                   ------------
 UTILITIES--6.47%
     21,400        A T & T Corp ................................        257,014
     15,000      * A T & T Wireless Services, Inc ..............         61,800
      3,000      * AES Corp ....................................          7,530
        700        Allegheny Energy, Inc .......................          9,170
      1,700        Alltel Corp .................................         68,221
        800        Ameren Corp .................................         33,320
      1,900        American Electric Power Co, Inc .............         54,169
     10,400        BellSouth Corp ..............................        190,944
      2,100      * Calpine Corp ................................          5,187
      1,700        Centerpoint Energy, Inc .....................         17,017
        800        CenturyTel, Inc .............................         17,944
        900        Cinergy Corp ................................         28,287
      1,600      * Citizens Communications Co ..................         10,848
        700        CMS Energy Corp .............................          5,642
      1,200        Consolidated Edison, Inc ....................         48,264
        900        Constellation Energy Group, Inc .............         22,311
      1,500        Dominion Resources, Inc .....................         76,095
        900        DTE Energy Co ...............................         36,630
      4,900        Duke Energy Corp ............................         95,795
      2,000      * Dynegy, Inc (Class A) .......................          2,320
      1,800      * Edison International ........................         18,000
      3,200        El Paso Corp ................................         26,464
      1,200        Entergy Corp ................................         49,920
      1,800        Exelon Corp .................................         85,500
      1,700        FirstEnergy Corp ............................         50,813
      1,000        FPL Group, Inc ..............................         53,800
        800        KeySpan Corp ................................         26,800
        700        Kinder Morgan, Inc ..........................         24,815
      2,200      * Mirant Corp .................................          4,862
      5,000      * Nextel Communications, Inc (Class A) ........         37,750
        200        Nicor, Inc ..................................          5,640
      1,100        NiSource, Inc ...............................         18,953
      2,200      * P G & E Corp ................................         24,772
        200        Peoples Energy Corp .........................          6,738
        500        Pinnacle West Capital Corp ..................         13,880
        900        PPL Corp ....................................         29,286
      1,200        Progress Energy, Inc ........................         49,044
      1,200        Public Service Enterprise Group, Inc ........         36,600
      9,300      * Qwest Communications International, Inc .....         21,204

                       SEE NOTES TO FINANCIAL STATEMENTS

38  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 UTILITIES--(Continued)
     18,500        SBC Communications, Inc .....................   $    371,850
      1,100        Sempra Energy ...............................         21,615
      3,900        Southern Co .................................        112,242
      4,900        Sprint Corp (FON Group) .....................         44,688
      5,500      * Sprint Corp (PCS Group) .....................         10,780
        900        TECO Energy, Inc ............................         14,292
      1,500        TXU Corp ....................................         62,565
     15,200        Verizon Communications, Inc .................        415,305
      2,900        Williams Cos, Inc ...........................          6,554
      2,200        Xcel Energy, Inc ............................         20,482
                                                                   ------------
                   TOTAL UTILITIES                                    2,713,722
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $44,914,084)                              41,815,902
                                                                   ------------
                   TOTAL PORTFOLIO--99.66%
                     (COST $44,914,084)                              41,815,902
                   OTHER ASSETS & LIABILITIES, NET--0.34%               144,334
                                                                   ------------
                   NET ASSETS--100.00%                             $ 41,960,236
                                                                   ============

----------
*  Non-income producing

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $44,914,084. Net unrealized depreciation of portfolio investments aggregated $3,098,182 of which $287,539 related to appreciated portfolio investments and $3,385,721 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       SEE NOTES TO FINANCIAL STATEMENTS

                     2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 39

  Statement
  of Investments - INSTITUTIONAL MID-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
COMMON STOCK--99.69%
 AEROSPACE AND DEFENSE--0.94%
        900      * Alliant Techsystems, Inc ....................   $     62,325
      2,000      * L-3 Communications Holdings, Inc ............        105,400
        400      * PanAmSat Corp ...............................          6,940
      1,300        PerkinElmer, Inc ............................          7,085
        500        Rockwell Collins, Inc .......................         10,970
      1,900      * Titan Corp ..................................         18,240
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                          210,960
                                                                   ------------
 BASIC INDUSTRIES--4.47%
      1,500      * American Standard Cos, Inc ..................         95,430
      2,000        Avery Dennison Corp .........................        113,960
        300        Ball Corp ...................................         15,117
      2,200        Black & Decker Corp .........................         92,246
        200        Cabot Corp ..................................          4,200
        600        Consol Energy, Inc ..........................          7,596
        600        D.R. Horton, Inc ............................         11,172
      3,700        Ecolab, Inc .................................        154,401
        400        Fluor Corp ..................................          9,776
      2,100      * Freeport-McMoRan Copper & Gold, Inc
                     (Class A) .................................         28,266
      1,000      * Jacobs Engineering Group, Inc ...............         30,880
        100        Lennar Corp .................................          5,578
      8,800        Newmont Mining Corp .........................        242,088
        200      * NVR, Inc ....................................         59,966
        100        OM Group, Inc ...............................          4,280
      2,200      * Sealed Air Corp .............................         37,158
        700      * Shaw Group, Inc .............................          9,940
        400        Sigma-Aldrich Corp ..........................         19,708
      1,300        Stanley Works ...............................         42,471
        400        Valspar Corp ................................         14,920
        100        Vulcan Materials Co .........................          3,616
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             1,002,769
                                                                   ------------
 CONSUMER CYCLICAL--17.85%
      1,200      * 99 Cents Only Stores ........................         24,840
      2,400      * Abercrombie & Fitch Co (Class A) ............         47,208
        400      * Advance Auto Parts ..........................         21,096
      1,400      * American Eagle Outfitters, Inc ..............         16,884
      3,400      * Apollo Group, Inc (Class A) .................        147,662
        400      * Apollo Group, Inc (University Of
                     Phoenix Online) ...........................         12,860
      1,600        Applebee's International, Inc ...............         35,072
        100        ArvinMeritor, Inc ...........................          1,870
      8,400      * Bed Bath & Beyond, Inc ......................        273,588
      1,800      * Big Lots, Inc ...............................         28,494
        400        Blockbuster, Inc (Class A) ..................          9,920
      2,600      * Brinker International, Inc ..................         67,340
        500        Callaway Golf Co ............................          5,200
      1,100      * Catalina Marketing Corp .....................         30,888
        200        CBRL Group, Inc .............................          4,564
        700      * CEC Entertainment, Inc ......................         23,877
      2,100      * Chico's FAS, Inc ............................         33,453
        400      * Columbia Sportswear Co ......................         13,888
      1,900      * Copart, Inc .................................         20,615
        600      * Cox Radio, Inc (Class A) ....................         15,696
        400      * Cumulus Media, Inc (Class A) ................          7,060
      5,000        Darden Restaurants, Inc .....................        121,200
      8,100        Dollar General Corp .........................        108,702
      3,300      * Dollar Tree Stores, Inc .....................         72,732
        700        Donaldson Co, Inc ...........................         24,031
        900        Dow Jones & Co, Inc .........................         34,569
        100      * Emmis Communications Corp (Class A) .........          1,900
        900      * Entercom Communications Corp ................         42,633
        500      * Extended Stay America, Inc ..................          6,350
      4,600        Family Dollar Stores, Inc ...................        123,648
      1,500      * Foot Locker, Inc ............................         14,985
      3,200      * Gemstar-TV Guide International, Inc .........          8,064
      2,200      * Gentex Corp .................................         59,818
      1,400        Graco, Inc ..................................         34,720
        700        Harman International Industries, Inc ........         36,225
      3,100      * Harrah's Entertainment, Inc .................        149,451
      1,300        Harte-Hanks, Inc ............................         24,193
      1,900        Hilton Hotels Corp ..........................         21,622
      1,100      * Hispanic Broadcasting Corp ..................         20,515
      2,600      * International Game Technology ...............        179,764
        400        International Speedway Corp (Class A) .......         15,892
        300      * Jones Apparel Group, Inc ....................          9,210
      1,200      * Krispy Kreme Doughnuts, Inc .................         37,512
      1,400      * Lamar Advertising Co ........................         42,490
        100        La-Z-Boy, Inc ...............................          2,320
      1,800        Leggett & Platt, Inc ........................         35,622
        300      * Lin TV Corp (Class A) .......................          7,425
        100      * Mandalay Resort Group .......................          3,355
      2,900        Marriott International, Inc (Class A) .......         84,071
      2,200        Maytag Corp .................................         50,996
        200        Meredith Corp ...............................          8,610
        600      * Metro-Goldwyn-Mayer, Inc ....................          7,170
        100      * MGM Mirage ..................................          3,730
      1,900      * Michaels Stores, Inc ........................         86,830
      1,500      * Mohawk Industries, Inc ......................         74,475
        500      * MSC Industrial Direct Co (Class A) ..........          5,310
      2,700        New York Times Co (Class A) .................        122,715
      1,000      * O'Reilly Automotive, Inc ....................         28,620
        900      * Outback Steakhouse, Inc .....................         24,732
        900      * Performance Food Group Co ...................         30,564
        900        Pier 1 Imports, Inc .........................         17,163
        500      * Pixar, Inc ..................................         24,050
        700        Polaris Industries, Inc .....................         43,400
        500        R.R. Donnelley & Sons Co ....................         11,755
      1,100      * Radio One, Inc (Class D) ....................         18,139
        800        Reader's Digest Association, Inc (Class A) ..         12,520
        200      * Regal Entertainment Group (Class A) .........          3,560
        900      * Rent-A-Center, Inc ..........................         46,755
      2,300        Ross Stores, Inc ............................         81,972
      1,900        Ruby Tuesday, Inc ...........................         35,682
        400      * Scholastic Corp .............................         17,872
        200      * Scotts Co (Class A) .........................          8,338
        800        Scripps (E.W.) Co (Class A) .................         55,440
        500      * Sonic Automotive, Inc .......................          8,850
     11,100      * Starbucks Corp ..............................        229,104
        700        Talbots, Inc ................................         19,600
      1,400      * The Cheesecake Factory, Inc .................         41,762
      3,200        Tiffany & Co ................................         68,576
        500      * Timberland Co (Class A) .....................         15,840
        200      * UnitedGlobalcom, Inc (Class A) ..............            328
      4,400      * Univision Communications, Inc (Class A) .....        100,320
      2,000        Wendy's International, Inc ..................         66,220
      2,200      * Westwood One, Inc ...........................         78,650
      1,300        Wiley (John) & Sons, Inc (Class A) ..........         28,613
      2,600      * Williams-Sonoma, Inc ........................         61,438
     11,200      * Yahoo!, Inc .................................        107,184
      6,800      * Yum! Brands, Inc ............................        188,428
        200      * Zale Corp ...................................          6,032
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                            4,006,437
                                                                   ------------
 CONSUMER NON-CYCLICAL--9.62%
        100        Alberto-Culver Co (Class B) .................          4,903
      5,500      * Amazon.Com, Inc .............................         87,615
        900      * Aramark Corp (Class B) ......................         18,900
      2,100      * Autozone, Inc ...............................        165,606
        400      * Barnes & Noble, Inc .........................          8,464
      2,000      * BJ's Wholesale Club, Inc ....................         38,020

                       SEE NOTES TO FINANCIAL STATEMENTS

40  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

  Statement
  of Investments - INSTITUTIONAL MID-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER NON-CYCLICAL--(Continued)
        200      * Borders Group, Inc ..........................   $      3,160
      1,000        Brown-Forman Corp (Class B) .................         66,950
      1,700      * CDW Computer Centers, Inc ...................         72,012
        600        Church & Dwight Co, Inc .....................         19,890
        700      * Circuit City Stores, Inc (Carmax Group) .....         11,235
        700        Circuit City Stores, Inc (Circuit City Group)         10,605
      2,400        Clorox Co ...................................         96,432
      2,500      * Coach, Inc ..................................         64,000
      6,300        Coca-Cola Enterprises, Inc ..................        133,812
        900      * Constellation Brands, Inc (Class A) .........         20,790
      1,400        Dial Corp ...................................         30,044
        500        Dreyer's Grand Ice Cream, Inc ...............         34,930
        300      * Energizer Holdings, Inc .....................          9,120
      2,200        Estee Lauder Cos (Class A) ..................         63,228
        500        Ethan Allen Interiors, Inc ..................         16,180
        300      * Expedia, Inc (Class A) ......................         15,195
      1,700        Fastenal Co .................................         53,686
        900      * Furniture Brands International, Inc .........         20,655
        300      * Gamestop Corp ...............................          6,135
      2,200        Herman Miller, Inc ..........................         39,072
      1,300        Hershey Foods Corp ..........................         80,665
        900        International Flavors & Fragrances, Inc .....         28,665
     11,500        Mattel, Inc .................................        207,115
      2,100        McCormick & Co, Inc (Non-Vote) ..............         47,880
        400        Newell Rubbermaid, Inc ......................         12,348
        200      * PayPal, Inc .................................          4,182
      5,000        Pepsi Bottling Group, Inc ...................        117,000
        400      * Petco Animal Supplies, Inc ..................          8,676
      3,800      * Petsmart, Inc ...............................         67,678
      5,000      * RadioShack Corp .............................        100,300
      4,500      * Rite Aid Corp ...............................          9,450
     13,400      * Staples, Inc ................................        171,386
        700      * Ticketmaster (Class B) ......................         10,675
        700        Tootsie Roll Industries, Inc ................         20,804
      2,400        UST, Inc ....................................         67,704
        700      * Weight Watchers International, Inc ..........         30,352
      1,500      * Whole Foods Market, Inc .....................         64,260
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                        2,159,779
                                                                   ------------
 ENERGY--4.34%
      1,000        Amerada Hess Corp ...........................         67,880
      4,500      * BJ Services Co ..............................        117,000
      1,200        Burlington Resources, Inc ...................         46,032
      1,200      * Cooper Cameron Corp .........................         50,112
      1,000        Diamond Offshore Drilling, Inc ..............         19,950
      3,500        ENSCO International, Inc ....................         87,640
        400      * Forest Oil Corp .............................         10,200
      2,500      * Grant Prideco, Inc ..........................         21,350
      6,200        Halliburton Co ..............................         80,042
        800        Murphy Oil Corp .............................         65,656
      1,500      * National-Oilwell, Inc .......................         29,070
        700      * Newfield Exploration Co .....................         23,513
        900        Noble Energy, Inc ...........................         30,573
      3,600        Ocean Energy, Inc ...........................         71,820
      1,900      * Patterson-UTI Energy, Inc ...................         48,469
        500      * Pioneer Natural Resources Co ................         12,125
        200        Pogo Producing Co ...........................          6,812
      1,600      * Pride International, Inc ....................         20,800
      1,600        Rowan Cos, Inc ..............................         29,824
      2,900      * Smith International, Inc ....................         84,999
        800        Tidewater, Inc ..............................         21,592
      1,400      * Varco International, Inc ....................         23,688
        200        XTO Energy, Inc .............................          4,122
                                                                   ------------
                   TOTAL ENERGY                                         973,269
                                                                   ------------
 FINANCIAL SERVICES--5.97%
        500      * Affiliated Managers Group, Inc ..............   $     22,305
      2,300        Allied Capital Corp .........................         50,347
        200        Ambac Financial Group, Inc ..................         10,778
      1,900      * AmeriCredit Corp ............................         15,333
        500      * Blackrock, Inc ..............................         20,710
      1,400        Brown & Brown, Inc ..........................         42,000
      1,800      * Catellus Development Corp ...................         33,210
      2,400      * ChoicePoint, Inc ............................         85,536
      1,700        Commerce Bancorp, Inc .......................         70,567
      1,200        Doral Financial Corp ........................         28,968
      3,700      * E*trade Group, Inc ..........................         16,465
      1,700        Eaton Vance Corp ............................         46,988
      2,300        Federated Investors, Inc (Class B) ..........         62,077
      2,500        Gallagher (Arthur J.) & Co ..................         61,625
        200        Greater Bay Bancorp .........................          3,638
        300        HCC Insurance Holdings, Inc .................          7,203
        400        Hudson United Bancorp .......................         10,640
      1,400      * Investment Technology Group, Inc ............         40,964
      1,800        Investors Financial Services Corp ...........         48,726
        600        John Nuveen Co (Class A) ....................         13,650
        100      * LaBranche & Co, Inc .........................          2,025
      1,100        Legg Mason, Inc .............................         46,816
      1,500        Neuberger Berman, Inc .......................         40,425
      1,000        New York Community Bancorp, Inc .............         28,170
      1,200        North Fork Bancorp, Inc .....................         45,408
        600        Provident Financial Group, Inc ..............         15,054
      2,900      * Providian Financial Corp ....................         14,210
        300        Rouse Co ....................................          9,585
      2,200        SEI Investments Co ..........................         52,536
        100      * Silicon Valley Bancshares ...................          1,693
        900        St. Joe Co ..................................         24,840
      2,500        Starwood Hotels & Resorts Worldwide, Inc ....         55,750
        700        Stilwell Financial, Inc .....................          8,449
      8,500        Synovus Financial Corp ......................        175,270
      1,000        T Rowe Price Group, Inc .....................         24,960
      1,300        TCF Financial Corp ..........................         55,029
        300      * United Rentals, Inc .........................          2,532
      2,100        Waddell & Reed Financial, Inc (Class A) .....         37,086
        200        Westamerica Bancorp .........................          8,056
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                           1,339,624
                                                                   ------------
 HEALTH CARE--26.07%
        800      * Accredo Health, Inc .........................         38,144
      2,100      * AdvancePCS ..................................         47,313
      1,400      * Affymetrix, Inc .............................         29,120
      4,000        Allergan, Inc ...............................        217,600
      2,300        AmerisourceBergen Corp ......................        164,266
        400      * AMN Healthcare Services, Inc ................          7,400
      1,800      * Andrx Corp ..................................         39,870
      3,300      * Anthem, Inc .................................        214,500
      1,600      * Apogent Technologies, Inc ...................         29,856
      5,700        Applera Corp (Applied Biosystems Group) .....        104,310
        800      * Barr Laboratories, Inc ......................         49,832
      1,700        Beckman Coulter, Inc ........................         65,790
      1,100        Becton Dickinson & Co .......................         31,240
      4,300      * Biogen, Inc .................................        125,861
      7,700        Biomet, Inc .................................        205,051
      6,400      * Caremark Rx, Inc ............................        108,800
      2,200      * Celgene Corp ................................         37,048
      1,300      * Cephalon, Inc ...............................         53,066
        800      * Cerner Corp .................................         28,168
      1,300      * Charles River Laboratories
                     International, Inc ........................         51,025
      2,700      * Chiron Corp .................................         94,338
      1,000      * Community Health Systems, Inc ...............         26,630
        500      * Coventry Health Care, Inc ...................         16,250

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  41

  Statement
  of Investments - INSTITUTIONAL MID-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(Continued)
      3,500      * Cytyc Corp ..................................   $     37,520
      1,700      * DaVita, Inc .................................         40,120
      2,000        Dentsply International, Inc .................         80,340
        600        Diagnostic Products Corp ....................         27,600
      1,200      * Edwards Lifesciences Corp ...................         30,708
      1,800      * Express Scripts, Inc (Class A) ..............         98,136
      2,900      * First Health Group Corp .....................         78,648
      1,600      * Fisher Scientific International, Inc ........         48,560
      4,800      * Genzyme Corp (General Division) .............         98,928
      4,900      * Gilead Sciences, Inc ........................        164,297
      6,900      * Health Management Associates, Inc (Class A) .        139,518
        600      * Health Net, Inc .............................         12,870
        800      * Healthsouth Corp ............................          3,320
        800      * Henry Schein, Inc ...........................         42,200
      1,700      * Human Genome Sciences, Inc ..................         20,502
        600        ICN Pharmaceuticals, Inc ....................          5,436
      3,200      * IDEC Pharmaceuticals Corp ...................        132,864
      8,300        IMS Health, Inc .............................        124,251
        700      * Invitrogen Corp .............................         23,849
      4,300      * IVAX Corp ...................................         52,761
      7,100      * King Pharmaceuticals, Inc ...................        129,007
      4,100      * Laboratory Corp Of America Holdings .........        138,498
      1,100      * LifePoint Hospitals, Inc ....................         34,307
      3,100      * Lincare Holdings, Inc .......................         96,224
      1,200      * Manor Care, Inc .............................         26,976
      6,600        McKesson Corp ...............................        186,978
        700      * Medicis Pharmaceutical Corp (Class A) .......         28,609
      7,200      * Medimmune, Inc ..............................        150,624
      1,400      * Mid Atlantic Medical Services, Inc ..........         50,680
      4,600      * Millennium Pharmaceuticals, Inc .............         42,872
      1,400      * Millipore Corp ..............................         44,506
      3,400        Mylan Laboratories, Inc .....................        111,316
      1,300        Omnicare, Inc ...............................         27,456
      1,200      * Orthodontic Centers Of America, Inc .........         12,840
      2,500      * Oxford Health Plans, Inc ....................         97,350
        200        Pall Corp ...................................          3,158
      1,400      * Patterson Dental Co .........................         71,652
      1,300      * Pharmaceutical Product Development, Inc .....         25,142
      2,100      * Quest Diagnostics, Inc ......................        129,213
      1,700      * Quintiles Transnational Corp ................         16,167
      1,100      * Renal Care Group, Inc .......................         36,179
        600      * Ribapharm, Inc ..............................          2,700
      2,000      * SICOR, Inc ..................................         30,420
      5,100      * St. Jude Medical, Inc .......................        182,070
      1,900      * Steris Corp .................................         47,329
      3,900        Stryker Corp ................................        224,640
      1,100      * Triad Hospitals, Inc ........................         41,745
      1,400      * Universal Health Services, Inc (Class B) ....         71,610
      1,900      * Varian Medical Systems, Inc .................         81,681
      3,800      * Waters Corp .................................         92,150
      1,100      * Watson Pharmaceuticals, Inc .................         26,961
      4,000      * WebMD Corp ..................................         20,200
      4,200      * Wellpoint Health Networks, Inc ..............        307,860
      5,600      * Zimmer Holdings, Inc ........................        214,704
                                                                   ------------
                   TOTAL HEALTH CARE                                  5,851,730
                                                                   ------------
 OTHER--4.54%
      1,300      * Career Education Corp .......................         62,410
      3,400        Cintas Corp .................................        142,528
      1,600      * DeVry, Inc ..................................         29,792
      1,700      * Dun & Bradstreet Corp .......................         57,137
        700      * Education Management Corp ...................         30,989
        700      * Getty Images, Inc ...........................         14,042
      1,100      * GTECH Holdings Corp .........................         27,302
      5,300        H & R Block, Inc ............................        222,653
        200        HON Industries, Inc .........................          5,090
        300      * Hotels.Com (Class A) ........................         15,174
        200        ITT Industries, Inc .........................         12,466
      1,400        Manpower, Inc ...............................         41,076
      3,700        Moody's Corp ................................        179,450
      4,400      * Robert Half International, Inc ..............         69,828
        400      * SPX Corp ....................................         40,360
        300        Teleflex, Inc ...............................         13,674
      1,500      * TMP Worldwide, Inc ..........................         13,500
      2,100        Viad Corp ...................................         42,903
                                                                   ------------
                   TOTAL OTHER                                        1,020,374
                                                                   ------------
 PRODUCER DURABLES--1.75%
      1,100      * AGCO Corp ...................................         25,520
      3,200      * Allied Waste Industries, Inc ................         23,520
      3,200        Danaher Corp ................................        181,920
      1,400      * Flowserve Corp ..............................         14,000
        200      * FMC Technologies, Inc .......................          3,352
        800      * National Instruments Corp ...................         17,512
      4,200        Pitney Bowes, Inc ...........................        128,058
                                                                   ------------
                   TOTAL PRODUCER DURABLES                              393,882
                                                                   ------------
 TECHNOLOGY--21.40%
      1,600      * Activision, Inc .............................         38,288
      1,600      * Acxiom Corp .................................         22,688
      1,500      * Adaptec, Inc ................................          6,615
      9,100      * ADC Telecommunications, Inc .................         10,465
      6,800        Adobe Systems, Inc ..........................        129,880
      1,200      * Advanced Fibre Communications, Inc ..........         15,924
      3,100      * Advanced Micro Devices, Inc .................         16,554
        900      * Advent Software, Inc ........................         10,305
      2,800      * Affiliated Computer Services, Inc (Class A) .        119,140
     25,400      * Agere Systems, Inc (Class B) ................         25,146
      1,300      * Alliance Data Systems Corp ..................         19,695
     11,000      * Altera Corp .................................         95,370
        700      * American Power Conversion Corp ..............          6,692
      1,600      * Amkor Technology, Inc .......................          3,808
        600      * Amphenol Corp (Class A) .....................         18,600
      4,200      * Applied Micro Circuits Corp .................         12,012
        700      * Arrow Electronics, Inc ......................          8,841
      8,100      * Atmel Corp ..................................          8,586
        900        Autodesk, Inc ...............................         11,403
      1,300      * Avaya, Inc ..................................          1,859
     10,300      * BEA Systems, Inc ............................         53,354
      4,100      * BearingPoint, Inc ...........................         26,486
      3,200      * Bisys Group, Inc ............................         53,472
      3,800      * BMC Software, Inc ...........................         49,666
      2,900      * Broadcom Corp (Class A) .....................         30,972
      6,700      * Brocade Communications Systems, Inc .........         50,451
      7,600      * Cadence Design Systems, Inc .................         77,292
      3,300      * Ceridian Corp ...............................         47,025
      1,800      * Certegy, Inc ................................         36,180
        900      * Checkfree Corp ..............................         10,242
      6,100      * CIENA Corp ..................................         18,117
      4,500      * Citrix Systems, Inc .........................         27,135
      1,600        Computer Associates International, Inc ......         15,360
        400      * Computer Sciences Corp ......................         11,116
      4,200      * Compuware Corp ..............................         12,810
      2,700      * Comverse Technology, Inc ....................         18,873
      3,600      * Conexant Systems, Inc .......................          3,996
      5,000      * Convergys Corp ..............................         75,150
     11,600      * Corning, Inc ................................         18,560
      1,500      * CSG Systems International, Inc ..............         16,350
      1,000      * Cymer, Inc ..................................         18,640
      2,700      * Cypress Semiconductor Corp ..................         17,712
      1,800        Deluxe Corp .................................         81,108

                       SEE NOTES TO FINANCIAL STATEMENTS

42  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

  Statement
  of Investments - INSTITUTIONAL MID-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(Continued)
      3,400      * DST Systems, Inc ............................     $  100,198
      3,500      * Electronic Arts, Inc ........................        230,860
      1,900      * Emulex Corp .................................         21,394
      3,800        Equifax, Inc ................................         82,612
      1,400        Fair, Isaac & Co, Inc .......................         45,780
      3,100      * Fairchild Semiconductor International, Inc
                     (Class A) .................................         29,357
      5,500      * Fiserv, Inc .................................        154,440
      1,000        Global Payments, Inc ........................         25,600
        900        Harris Corp .................................         30,141
      1,900        Henry (Jack) & Associates, Inc ..............         23,617
      4,300      * i2 Technologies, Inc ........................          2,236
        600      * Ingram Micro, Inc (Class A) .................          7,980
      1,400      * Integrated Circuit Systems, Inc .............         21,980
      1,500      * Integrated Device Technology, Inc ...........         15,660
      1,600      * International Rectifier Corp ................         24,992
      2,200      * Intersil Corp (Class A) .....................         28,512
      5,500      * Intuit, Inc .................................        250,415
      1,200      * Iron Mountain, Inc ..........................         29,988
      2,900      * J.D. Edwards & Co ...........................         26,825
      4,100      * Jabil Circuit, Inc ..........................         60,598
     17,300      * JDS Uniphase Corp ...........................         33,700
      8,000      * Juniper Networks, Inc .......................         38,400
      5,400      * KLA-Tencor Corp .............................        150,876
      3,700      * Lam Research Corp ...........................         32,930
      3,700      * Lexmark International, Inc ..................        173,900
      5,300      * LSI Logic Corp ..............................         33,655
      1,300      * Macromedia, Inc .............................         10,049
      2,200      * Mercury Interactive Corp ....................         37,752
      1,000      * Mettler-Toledo International, Inc ...........         26,000
      1,800      * Micrel, Inc .................................         11,088
      5,700      * Microchip Technology, Inc ...................        116,565
        600      * MKS Instruments, Inc ........................          6,552
      3,200        Molex, Inc ..................................         75,264
        200      * National Processing, Inc ....................          3,398
      4,300      * National Semiconductor Corp .................         51,342
      8,500      * Network Appliance, Inc ......................         62,305
      4,200      * Network Associates, Inc .....................         44,646
      3,800      * Novellus Systems, Inc .......................         79,078
      3,700      * Nvidia Corp .................................         31,672
      7,900      * Peoplesoft, Inc .............................         97,723
      1,900      * Perot Systems Corp (Class A) ................         17,670
      4,700      * PMC-Sierra, Inc .............................         18,236
      2,200      * Polycom, Inc ................................         14,938
      2,500      * QLogic Corp .................................         65,100
      4,200      * Rational Software Corp ......................         18,144
      2,100      * RealNetworks, Inc ...........................          7,581
      1,900        Reynolds & Reynolds Co (Class A) ............         42,636
      4,000      * RF Micro Devices, Inc .......................         24,000
      7,900      * Sanmina-SCI Corp ............................         21,883
      1,800      * Semtech Corp ................................         17,460
     11,200      * Siebel Systems, Inc .........................         64,400
     11,600      * Solectron Corp ..............................         24,476
        600      * Storage Technology Corp .....................          6,306
      8,100      * Sungard Data Systems, Inc ...................        157,545
      1,200      * Sybase, Inc .................................         13,944
      4,100      * Symantec Corp ...............................        137,883
      3,300        Symbol Technologies, Inc ....................         25,311
      2,200      * Synopsys, Inc ...............................         83,930
        500      * Tech Data Corp ..............................         13,200
        400      * Tektronix, Inc ..............................          6,572
      5,200      * Tellabs, Inc ................................         21,164
      4,100      * Teradyne, Inc ...............................         39,360
      1,400      * Thermo Electron Corp ........................         22,582
      1,100        Total System Services, Inc ..................         14,465
      1,600      * Unisys Corp .................................         11,200
      1,800      * Utstarcom, Inc ..............................         27,486
      3,200      * VeriSign, Inc ...............................         16,160
     10,100      * Veritas Software Corp .......................        148,167
      1,000      * Vishay Intertechnology, Inc .................          8,800
        600      * Zebra Technologies Corp (Class A) ...........         31,614
                                                                   ------------
                   TOTAL TECHNOLOGY                                   4,804,231
                                                                   ------------
 TRANSPORTATION--1.05%
      1,900        C.H. Robinson Worldwide, Inc ................         51,338
      2,700        Expeditors International Of Washington, Inc .       75,438
      4,100      * Sabre Holdings Corp .........................         79,335
      1,000        Skywest, Inc ................................         13,100
      1,000      * Swift Transportation Co, Inc ................         15,600
                                                                   ------------
                   TOTAL TRANSPORTATION                                 234,811
                                                                   ------------
 UTILITIES--1.69%
      4,700      * AES Corp ....................................         11,797
      3,000      * Calpine Corp ................................          7,410
      3,700      * Citizens Communications Co ..................         25,086
      1,600        Kinder Morgan, Inc ..........................         56,720
      9,100      * Level 3 Communications, Inc .................         35,399
      1,800      * Mirant Corp .................................          3,978
     19,200      * Nextel Communications, Inc (Class A) ........        144,960
     19,500      * Qwest Communications International, Inc .....         44,460
     20,400      * Sprint Corp (PCS Group) .....................         39,985
        500      * West Corp ...................................          7,000
      1,100        Williams Cos, Inc ...........................          2,486
                                                                   ------------
                   TOTAL UTILITIES                                      379,281
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $23,948,634)                              22,377,147
                                                                   ------------
                   TOTAL PORTFOLIO--99.69%
                     (COST $23,948,634)                              22,377,147
                   OTHER ASSETS & LIABILITIES, NET--0.31%                68,767
                                                                   ------------
                   NET ASSETS--100.00%                             $ 22,445,914
                                                                   ============

----------
*  Non-income producing

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $23,948,634. Net unrealized depreciation of portfolio investments aggregated $1,571,487 of which $216,999 related to appreciated portfolio investments and $1,788,486 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       SEE NOTES TO FINANCIAL STATEMENTS

                     2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 43

  Statement
  of Investments - INSTITUTIONAL MID-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
COMMON STOCK--99.53%
 AEROSPACE AND DEFENSE--0.64%
      1,900        Goodrich Corp ...............................   $     35,872
        300      * PanAmSat Corp ...............................          5,205
      1,300        PerkinElmer, Inc ............................          7,085
      1,000        Precision Castparts Corp ....................         21,680
      3,300        Rockwell Collins, Inc .......................         72,402
        100      * Titan Corp ..................................            960
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                          143,204
                                                                   ------------
 BASIC INDUSTRIES--10.35%
      1,900      * AK Steel Holding Corp .......................         13,889
        500        Albemarle Corp ..............................         12,645
      1,600        Allegheny Technologies, Inc .................         11,072
        200      * American Standard Cos, Inc ..................         12,724
        700        Aptargroup, Inc .............................         18,809
        500        Avery Dennison Corp .........................         28,490
        900        Ball Corp ...................................         45,351
      1,000        Bemis Co ....................................         49,400
        100        Black & Decker Corp .........................          4,193
      1,000        Boise Cascade Corp ..........................         22,800
      1,000        Bowater, Inc ................................         35,300
      1,100        Cabot Corp ..................................         23,100
      1,200        Centex Corp .................................         53,220
      1,800        Clayton Homes, Inc ..........................         19,764
      1,900        D.R. Horton, Inc ............................         35,378
      1,500        Eastman Chemical Co .........................         57,255
      2,600        Engelhard Corp ..............................         61,958
      1,300        Fluor Corp ..................................         31,772
      4,600        Georgia-Pacific Corp ........................         60,214
      1,600      * Hercules, Inc ...............................         14,736
      2,100        IMC Global, Inc .............................         25,305
        300      * Jacobs Engineering Group, Inc ...............          9,264
        900        KB Home .....................................         43,956
        600        Lafarge North America, Inc ..................         17,382
      1,000        Lennar Corp .................................         55,780
      1,000        Lubrizol Corp ...............................         28,270
      2,500        Lyondell Chemical Co ........................         29,850
      1,000        Martin Marietta Materials, Inc ..............         32,570
      4,000        MeadWestvaco Corp ...........................         76,840
      5,200        Monsanto Co .................................         79,508
        700        Newmont Mining Corp .........................         19,257
      1,500        Nucor Corp ..................................         56,850
        500        OM Group, Inc ...............................         21,400
      2,200      * Owens-Illinois, Inc .........................         24,904
      1,200      * Packaging Corp Of America ...................         21,012
      3,100      * Pactiv Corp .................................         50,995
        400        Peabody Energy Corp .........................         10,200
      1,600      * Phelps Dodge Corp ...........................         41,008
      3,700        Plum Creek Timber Co, Inc ...................         83,657
      3,400        PPG Industries, Inc .........................        151,980
      3,200        Praxair, Inc ................................        163,552
      1,000        Pulte Homes, Inc ............................         42,630
        500        Rayonier, Inc ...............................         20,955
      3,100        Rohm & Haas Co ..............................         96,100
      2,300        RPM, Inc ....................................         32,338
        500        Ryland Group, Inc ...........................         18,585
        200      * Sealed Air Corp .............................          3,378
        300      * Shaw Group, Inc .............................          4,260
      2,600        Sherwin-Williams Co .........................         61,568
      1,200        Sigma-Aldrich Corp ..........................         59,124
      3,400      * Smurfit-Stone Container Corp ................         42,738
      1,100        Snap-On, Inc ................................         25,278
      1,900        Sonoco Products Co ..........................         40,489
        500        Stanley Works ...............................         16,335
        900        Temple-Inland, Inc ..........................         34,767
        900      * Toll Brothers, Inc ..........................         19,566
      2,000        United States Steel Corp ....................         23,220
        700        Valspar Corp ................................         26,110
      1,800        Vulcan Materials Co .........................         65,088
        800        York International Corp .....................         22,560
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             2,310,699
                                                                   ------------
 CONSUMER CYCLICAL--12.75%
        500      * American Axle & Manufacturing Holdings, Inc .         12,490
        100      * American Eagle Outfitters, Inc ..............          1,206
      1,300      * American Greetings Corp (Class A) ...........         20,930
      1,200        ArvinMeritor, Inc ...........................         22,440
      1,900        Autoliv, Inc ................................         40,052
      1,700        Belo Corp (Class A) .........................         37,196
      1,000      * Big Lots, Inc ...............................         15,830
        300        Blockbuster, Inc (Class A) ..................          7,440
        500        BorgWarner, Inc .............................         24,820
        200      * Brinker International, Inc ..................          5,180
      1,800        Brunswick Corp ..............................         37,872
      2,700      * Cablevision Systems Corp (Class A) ..........         24,462
      1,000        Callaway Golf Co ............................         10,400
        900        CBRL Group, Inc .............................         20,538
      2,500      * Charter Communications, Inc (Class A) .......          4,650
      1,300        Cooper Tire & Rubber Co .....................         20,982
        200      * Cox Radio, Inc (Class A) ....................          5,232
        300      * Cumulus Media, Inc (Class A) ................          5,295
      3,000        Dana Corp ...................................         39,240
     11,200        Delphi Corp .................................         95,760
      1,400        Dillard's, Inc (Class A) ....................         28,252
        200        Donaldson Co, Inc ...........................          6,866
        300        Dow Jones & Co, Inc .........................         11,523
      5,800        Eastman Kodak Co ............................        157,992
        700      * Emmis Communications Corp (Class A) .........         13,300
        100      * Entercom Communications Corp ................          4,737
        800      * Entravision Communications Corp (Class A) ...         10,600
      1,100      * Extended Stay America, Inc ..................         13,970
      4,000      * Federated Department Stores, Inc ............        117,760
      1,700      * Foot Locker, Inc ............................         16,983
        400        Forest City Enterprises, Inc (Class A) ......         13,000
      2,200      * Gemstar-TV Guide International, Inc .........          5,544
      3,500        Genuine Parts Co ............................        107,240
      2,800        Goodyear Tire & Rubber Co ...................         24,892
        100      * Harrah's Entertainment, Inc .................          4,821
        300        Harte-Hanks, Inc ............................          5,583
        300      * Hearst-Argyle Television, Inc ...............          7,452
      5,300        Hilton Hotels Corp ..........................         60,314
        400      * Hispanic Broadcasting Corp ..................          7,460
        700      * Interactive Data Corp .......................          8,575
        300        International Speedway Corp (Class A) .......         11,919
      5,300        J.C. Penney Co, Inc .........................         84,376
      1,800        Johnson Controls, Inc .......................        138,276
      2,200      * Jones Apparel Group, Inc ....................         67,540
      1,600        Knight Ridder, Inc ..........................         90,256
        500      * Lamar Advertising Co ........................         15,175
        900        La-Z-Boy, Inc ...............................         20,880
      1,300      * Lear Corp ...................................         54,145
        900        Lee Enterprises, Inc ........................         29,574
      2,700        Leggett & Platt, Inc ........................         53,433
        100      * Lin TV Corp (Class A) .......................          2,475
      2,100        Liz Claiborne, Inc ..........................         52,395
        700      * Mandalay Resort Group .......................         23,485
      1,800        Marriott International, Inc (Class A) .......         52,182
      5,700        May Department Stores Co ....................        129,789
        400        McClatchy Co (Class A) ......................         24,380
        200        Media General, Inc (Class A) ................         10,170
        700        Meredith Corp ...............................         30,135

                       SEE NOTES TO FINANCIAL STATEMENTS

44  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

  Statement
  of Investments - INSTITUTIONAL MID-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER CYCLICAL--(Continued)
        500      * Metro-Goldwyn-Mayer, Inc ....................   $      5,975
      1,300      * MGM Mirage ..................................         48,490
        200      * MSC Industrial Direct Co (Class A) ..........          2,124
        700      * Neiman Marcus Group, Inc (Class A) ..........         18,375
        800        New York Times Co (Class A) .................         36,360
      1,900        Nordstrom, Inc ..............................         34,086
        100      * O'Reilly Automotive, Inc ....................          2,862
        600      * Outback Steakhouse, Inc .....................         16,488
      5,400      * Park Place Entertainment Corp ...............         42,930
        200      * Performance Food Group Co ...................          6,792
      1,200        Pier 1 Imports, Inc .........................         22,884
        600      * Polo Ralph Lauren Corp ......................         12,468
      1,800        R.R. Donnelley & Sons Co ....................         42,318
        700      * Radio One, Inc (Class D) ....................         11,543
      1,400        Reader's Digest Association, Inc (Class A) ..         21,910
      1,000      * Reebok International Ltd ....................         25,050
        200      * Regal Entertainment Group (Class A) .........          3,560
      2,400      * Saks, Inc ...................................         25,272
        300      * Scholastic Corp .............................         13,404
        300      * Scotts Co (Class A) .........................         12,507
        100        Scripps (E.W.) Co (Class A) .................          6,930
      1,700      * Six Flags, Inc ..............................          5,984
        200      * Sonic Automotive, Inc .......................          3,540
        600        Steelcase, Inc (Class A) ....................          6,282
      2,100        TRW, Inc ....................................        122,955
      1,300      * UnitedGlobalcom, Inc (Class A) ..............          2,132
      1,000      * Valassis Communications, Inc ................         35,070
      1,700        VF Corp .....................................         61,166
      2,600        Visteon Corp ................................         24,622
        100        Washington Post Co (Class B) ................         64,900
        900        Wendy's International, Inc ..................         29,799
      1,300        Whirlpool Corp ..............................         59,618
      1,200      * Yum! Brands, Inc ............................         33,252
        500      * Zale Corp ...................................         15,080
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                            2,846,192
                                                                   ------------
 CONSUMER NON-CYCLICAL--6.24%
        600        Alberto-Culver Co (Class B) .................         29,418
     11,400        Archer Daniels Midland Co ...................        142,614
      3,900      * Autonation, Inc .............................         44,928
        600      * Barnes & Noble, Inc .........................         12,696
      1,400      * Borders Group, Inc ..........................         22,120
        300        Church & Dwight Co, Inc .....................          9,945
        200      * Circuit City Stores, Inc (Carmax Group) .....          3,210
      3,600        Circuit City Stores, Inc (Circuit
                     City Group) ...............................         54,540
      1,700        Clorox Co ...................................         68,306
        300        Coca-Cola Enterprises, Inc ..................          6,372
        800      * Constellation Brands, Inc (Class A) .........         18,480
        500        Coors (Adolph) Co (Class B) .................         28,150
      1,800      * Dean Foods Co ...............................         71,604
        900        Dial Corp ...................................         19,314
        800        Dole Food Co ................................         23,224
      1,600      * Energizer Holdings, Inc .....................         48,640
        600        Estee Lauder Cos (Class A) ..................         17,244
        300        Ethan Allen Interiors, Inc ..................          9,708
        300      * Furniture Brands International, Inc .........          6,885
        100      * Gamestop Corp ...............................          2,045
      2,800        Hasbro, Inc .................................         31,164
        900        Hershey Foods Corp ..........................         55,845
      1,500        Hormel Foods Corp ...........................         32,820
        800        International Flavors & Fragrances, Inc .....         25,480
        600        Lancaster Colony Corp .......................         25,272
        500        Loews Corp (Carolina Group) .................          9,405
        700        Mattel, Inc .................................         12,607
      1,300        McCormick & Co, Inc (Non-Vote) ..............         29,640
      5,000        Newell Rubbermaid, Inc ......................        154,350
      6,100      * Office Depot, Inc ...........................         75,274
      1,700        PepsiAmericas Inc ...........................         24,140
      1,800        R.J. Reynolds Tobacco Holdings, Inc .........         72,576
      4,800      * Rite Aid Corp ...............................         10,080
      2,200      * Smithfield Foods, Inc .......................         34,540
        200      * Ticketmaster (Class B) ......................          3,050
      3,900      * Toys "R" Us, Inc ............................         39,702
      4,500        Tyson Foods, Inc (Class A) ..................         52,335
      1,700        UST, Inc ....................................         47,957
      1,300        Winn-Dixie Stores, Inc ......................         17,056
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                        1,392,736
                                                                   ------------
 ENERGY--6.63%
        700        Amerada Hess Corp ...........................         47,516
      2,700        Apache Corp .................................        160,515
      1,400        Ashland, Inc ................................         37,506
      3,100        Burlington Resources, Inc ...................        118,916
        100      * Cooper Cameron Corp .........................          4,176
      2,900        Devon Energy Corp ...........................        139,925
        400        Diamond Offshore Drilling, Inc ..............          7,980
        500        ENSCO International, Inc ....................         12,520
      2,300        EOG Resources, Inc ..........................         82,708
        300      * Forest Oil Corp .............................          7,650
      4,300        Halliburton Co ..............................         55,513
      1,000        Helmerich & Payne, Inc ......................         34,230
      2,000        Kerr-McGee Corp .............................         86,880
      6,200        Marathon Oil Corp ...........................        140,616
        200        Murphy Oil Corp .............................         16,414
        600      * National-Oilwell, Inc .......................         11,628
        400      * Newfield Exploration Co .....................         13,436
        500        Noble Energy, Inc ...........................         16,985
      1,000        Ocean Energy, Inc ...........................         19,950
        100      * Patterson-UTI Energy, Inc ...................          2,551
      1,600      * Pennzoil-Quaker State Co ....................         35,152
      1,900      * Pioneer Natural Resources Co ................         46,075
      1,000        Pogo Producing Co ...........................         34,060
        400      * Premcor, Inc ................................          6,276
      1,100      * Pride International, Inc ....................         14,300
        800        Rowan Cos, Inc ..............................         14,912
      1,300        Sunoco, Inc .................................         39,208
        500        Tidewater, Inc ..............................         13,495
      4,900        Unocal Corp .................................        153,811
      2,000        Valero Energy Corp ..........................         52,940
        600      * Varco International, Inc ....................         10,152
      2,100        XTO Energy, Inc .............................         43,281
                                                                   ------------
                   TOTAL ENERGY                                       1,481,277
                                                                   ------------
 FINANCIAL SERVICES--30.77%
        600        21st Century Insurance Group ................          6,186
      1,600        A.G. Edwards, Inc ...........................         51,168
        100      * Affiliated Managers Group, Inc ..............          4,461
        100      * Alleghany Corp ..............................         18,950
        400        Allied Capital Corp .........................          8,756
      1,100        Allmerica Financial Corp ....................         13,200
      1,700        AMB Property Corp ...........................         49,130
      1,600        Ambac Financial Group, Inc ..................         86,224
        600        American Financial Group, Inc ...............         13,812
        200        American National Insurance Co ..............         13,802
        400      * AmeriCredit Corp ............................          3,228
        800        AmerUs Group Co .............................         22,688
      7,200        AmSouth Bancorp .............................        149,328
      1,600        Annaly Mortgage Management, Inc .............         29,520
      4,700        AON Corp ....................................         96,303
      1,600        Apartment Investment & Management Co
                     (Class A) .................................         62,160
      3,500        Archstone-Smith Trust .......................         83,580

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  45

  Statement
  of Investments - INSTITUTIONAL MID-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(Continued)
      1,200        Arden Realty, Inc ...........................   $     28,380
      1,500        Associated Banc-Corp ........................         47,595
      1,700        Astoria Financial Corp ......................         41,480
      1,200        AvalonBay Communities, Inc ..................         50,160
      1,600        Bancorpsouth, Inc ...........................         31,520
      1,300        Bank Of Hawaii Corp .........................         36,270
      2,900        Banknorth Group, Inc ........................         68,875
      1,900        Bear Stearns Cos, Inc .......................        107,160
        700        Berkley (W.R.) Corp .........................         23,800
        300      * BOK Financial Corp ..........................          9,750
      1,300        Boston Properties, Inc ......................         48,360
        900        BRE Properties, Inc (Class A) ...............         27,675
        700        Camden Property Trust .......................         23,205
        400        Capitol Federal Financial ...................          8,864
      1,100        CarrAmerica Realty Corp .....................         27,687
        400      * Catellus Development Corp ...................          7,380
        400        Centerpoint Properties Corp .................         22,200
      4,600        Charter One Financial, Inc ..................        136,712
      2,700        Cincinnati Financial Corp ...................         96,066
        900        Citizens Banking Corp .......................         21,753
        800        City National Corp ..........................         37,416
        500      * CNA Financial Corp ..........................         12,500
      2,400        Colonial Bancgroup, Inc .....................         29,760
      1,200        Commerce Bancshares, Inc ....................         46,884
      2,500        Compass Bancshares, Inc .....................         73,725
      2,100        Countrywide Credit Industries, Inc ..........         99,015
        700        Cousins Properties, Inc .....................         16,100
      1,600        Crescent Real Estate Equities Co ............         25,120
      1,000        Cullen/Frost Bankers, Inc ...................         34,150
      1,100        Developers Diversified Realty Corp ..........         24,211
        300        Doral Financial Corp ........................          7,242
        400        Downey Financial Corp .......................         13,700
      2,700        Duke Realty Corp ............................         66,474
      3,000      * E*trade Group, Inc ..........................         13,350
      5,500        Equity Residential ..........................        131,670
        400        Erie Indemnity Co (Class A) .................         16,664
      1,900        Fidelity National Financial, Inc ............         54,606
      1,400        First American Corp .........................         28,602
      1,000        First Midwest Bancorp, Inc ..................         26,860
      2,500        First Tennessee National Corp ...............         86,675
      1,400        First Virginia Banks, Inc ...................         52,220
      1,700        FirstMerit Corp .............................         36,414
        900        FNB Corp ....................................         25,218
      2,100        Fulton Financial Corp .......................         39,480
      1,200        General Growth Properties, Inc ..............         61,800
      1,400        Golden State Bancorp, Inc ...................         45,248
        700        Greater Bay Bancorp .........................         12,733
      1,700        Greenpoint Financial Corp ...................         70,958
      1,000        HCC Insurance Holdings, Inc .................         24,010
      1,100        Health Care Property Investors, Inc .........         46,860
      3,200        Hibernia Corp (Class A) .....................         63,968
      1,100        Highwoods Properties, Inc ...................         25,740
      1,200        Hospitality Properties Trust ................         39,744
      4,600      * Host Marriott Corp ..........................         42,688
      1,500        Hudson City Bancorp, Inc ....................         24,345
        600        Hudson United Bancorp .......................         15,960
      4,900        Huntington Bancshares, Inc ..................         89,131
      1,000        Independence Community Bank Corp ............         25,090
      1,100      * IndyMac Bancorp, Inc ........................         21,197
        800        Instinet Group, Inc .........................          2,480
        900        iStar Financial, Inc ........................         25,128
      3,000        Jefferson-Pilot Corp ........................        120,300
      1,800        Kimco Realty Corp ...........................         55,980
        800      * LaBranche & Co, Inc .........................         16,200
        500        Legg Mason, Inc .............................         21,280
        700        Leucadia National Corp ......................         23,800
      3,700        Lincoln National Corp .......................        113,035
      1,600        M & T Bank Corp .............................        126,096
        900        Mack-Cali Realty Corp .......................         28,917
        100      * Markel Corp .................................         19,918
      4,200        Marshall & Ilsley Corp ......................        117,138
      2,900        MBIA, Inc ...................................        115,855
      1,400        Mercantile Bankshares Corp ..................         53,438
        500        Mercury General Corp ........................         21,400
      1,800        MGIC Investment Corp ........................         73,494
        900        MONY Group, Inc .............................         22,203
      4,100        National Commerce Financial Corp ............        102,705
        400        Nationwide Financial Services, Inc
                     (Class A) .................................         10,680
        100        Neuberger Berman, Inc .......................          2,695
      1,900        New Plan Excel Realty Trust .................         35,036
      1,400        New York Community Bancorp, Inc .............         39,438
      2,400        North Fork Bancorp, Inc .....................         90,816
      1,200        Old National Bancorp ........................         29,832
      2,400        Old Republic International Corp .............         68,112
        200        Park National Corp ..........................         18,740
        500        People's Bank ...............................         11,215
      2,000        Phoenix Cos, Inc ............................         27,240
      1,800        PMI Group, Inc ..............................         48,978
      2,700        Popular, Inc ................................         85,320
      3,200        Prologis ....................................         79,712
      1,400        Protective Life Corp ........................         43,078
        400        Provident Financial Group, Inc ..............         10,036
      3,200      * Providian Financial Corp ....................         15,680
      2,000        Public Storage, Inc .........................         63,800
      1,800        Radian Group, Inc ...........................         58,788
        800        Raymond James Financial, Inc ................         21,656
      1,100        Reckson Associates Realty Corp ..............         25,047
        500        Regency Centers Corp ........................         15,500
      4,600        Regions Financial Corp ......................        150,282
        300        Reinsurance Group Of America, Inc ...........          7,752
      1,400        Roslyn Bancorp, Inc .........................         24,374
      1,200        Rouse Co ....................................         38,340
      2,500        Safeco Corp .................................         79,450
        800      * Silicon Valley Bancshares ...................         13,544
      2,600        Simon Property Group, Inc ...................         92,898
      1,400        Sky Financial Group, Inc ....................         27,874
      6,900        SouthTrust Corp .............................        167,325
      5,200        Sovereign Bancorp, Inc ......................         67,080
      4,500        St. Paul Cos, Inc ...........................        129,240
        600        Stancorp Financial Group, Inc ...............         31,740
      2,200        Starwood Hotels & Resorts Worldwide, Inc ....         49,060
      3,900        Stilwell Financial, Inc .....................         47,073
        100        Student Loan Corp ...........................          9,048
      1,400        T Rowe Price Group, Inc .....................         34,944
        600        TCF Financial Corp ..........................         25,398
      2,400        Torchmark Corp ..............................         82,224
        400        Transatlantic Holdings, Inc .................         26,580
      1,800        Trizec Properties, Inc ......................         20,430
        900        Trustmark Corp ..............................         20,520
      4,000        Union Planters Corp .........................        109,840
      1,000        UnionBanCal Corp ............................         42,010
      2,100        United Dominion Realty Trust, Inc ...........         33,411
        800      * United Rentals, Inc .........................          6,752
        900        Unitrin, Inc ................................         27,630
      4,800        UnumProvident Corp ..........................         97,680
      1,900        Valley National Bancorp .....................         50,540
      1,400        Vornado Realty Trust ........................         55,230
      1,300        Washington Federal, Inc .....................         29,010
      1,000        Webster Financial Corp ......................         33,580

                       SEE NOTES TO FINANCIAL STATEMENTS

46  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

  Statement
  of Investments - INSTITUTIONAL MID-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(Continued)
        900        Weingarten Realty Investors .................   $     32,940
        500        Westamerica Bancorp .........................         20,140
        800        Whitney Holding Corp ........................         25,664
      1,300        Wilmington Trust Corp .......................         37,596
      1,800        Zions Bancorp ...............................         78,354
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                           6,871,235
                                                                   ------------
 HEALTH CARE--4.23%
      2,900        Aetna, Inc ..................................        103,849
        500        AmerisourceBergen Corp ......................         35,710
        500      * Anthem, Inc .................................         32,500
        900      * Apogent Technologies, Inc ...................         16,794
        200        Applera Corp (Applied Biosystems Group) .....          3,660
      1,000        Bard (C.R.), Inc ............................         54,630
      1,000        Bausch & Lomb, Inc ..........................         33,170
      4,400        Becton Dickinson & Co .......................        124,960
        300      * Community Health Systems, Inc ...............          7,989
        400      * Coventry Health Care, Inc ...................         13,000
        400      * Edwards Lifesciences Corp ...................         10,236
        500      * Genzyme Corp (General Division) .............         10,305
      1,700      * Health Net, Inc .............................         36,465
      7,300      * Healthsouth Corp ............................         30,295
        300      * Henry Schein, Inc ...........................         15,825
      1,000        Hillenbrand Industries, Inc .................         54,300
      1,200      * Human Genome Sciences, Inc ..................         14,472
      3,300      * Humana, Inc .................................         40,920
      1,200        ICN Pharmaceuticals, Inc ....................         10,872
      1,000      * ICOS Corp ...................................         20,970
        600      * Invitrogen Corp .............................         20,442
      1,200      * Manor Care, Inc .............................         26,976
        800        McKesson Corp ...............................         22,664
        100      * Medicis Pharmaceutical Corp (Class A) .......          4,087
      2,400      * Millennium Pharmaceuticals, Inc .............         22,368
        200        Mylan Laboratories, Inc .....................          6,548
        700        Omnicare, Inc ...............................         14,784
        100      * Orthodontic Centers Of America, Inc .........          1,070
      2,100        Pall Corp ...................................         33,159
      1,200      * Quintiles Transnational Corp ................         11,412
        200      * Renal Care Group, Inc .......................          6,578
        100      * Ribapharm, Inc ..............................            450
        200      * SICOR, Inc ..................................          3,042
        100      * Steris Corp .................................          2,491
        700      * Triad Hospitals, Inc ........................         26,565
      1,400      * Vertex Pharmaceuticals, Inc .................         25,886
      1,300      * Watson Pharmaceuticals, Inc .................         31,863
      2,800      * WEBMD CORP ..................................         14,140
                                                                   ------------
                   TOTAL HEALTH CARE                                    945,447
                                                                   ------------
 OTHER--4.24%
      1,000        Crane Co ....................................         19,760
      4,000        Dover Corp ..................................        101,520
        300      * Dun & Bradstreet Corp .......................         10,083
        800        First Industrial Realty Trust, Inc ..........         24,792
      3,000        Fortune Brands, Inc .........................        141,870
        100      * Getty Images, Inc ...........................          2,006
        400      * GTECH Holdings Corp .........................          9,928
      1,000        HON Industries, Inc .........................         25,450
      1,600        ITT Industries, Inc .........................         99,728
      1,500        Liberty Property Trust ......................         46,500
      2,700        Loews Corp ..................................        115,803
        500        Manpower, Inc ...............................         14,670
      1,000        Pentair, Inc ................................         37,170
      1,100        Pittston Brink's Group ......................         24,640
      6,000        Servicemaster Co ............................         65,100
        500      * SPX Corp ....................................         50,450
      2,600        Supervalu, Inc ..............................         41,990
        500        Teleflex, Inc ...............................         22,790
      2,400        Textron, Inc ................................         81,840
        600      * TMP Worldwide, Inc ..........................          5,400
        300        Viad Corp ...................................          6,129
                                                                   ------------
                   TOTAL OTHER                                          947,619
                                                                   ------------
 PRODUCER DURABLES--3.49%
        700      * AGCO Corp ...................................         16,240
        400      * Allied Waste Industries, Inc ................          2,940
      1,000        American Water Works Co, Inc ................         44,660
        700        Cummins, Inc ................................         16,534
      1,400        Eaton Corp ..................................         89,236
        100      * Flowserve Corp ..............................          1,000
      1,000      * FMC Technologies, Inc .......................         16,760
        800        GATX Corp ...................................         15,840
        800        Harsco Corp .................................         21,752
      1,000        Hubbell, Inc (Class B) ......................         29,070
      1,100        Navistar International Corp .................         23,848
      2,200        Paccar, Inc .................................         74,338
      2,300        Parker Hannifin Corp ........................         87,883
      1,100        Philadelphia Suburban Corp ..................         22,330
      1,900        Pitney Bowes, Inc ...........................         57,931
      3,000      * Republic Services, Inc ......................         56,400
      3,200        Rockwell Automation, Inc ....................         52,064
      1,000        Timken Co ...................................         16,750
      1,500        W.W. Grainger, Inc ..........................         63,825
     14,300      * Xerox Corp ..................................         70,785
                                                                   ------------
                   TOTAL PRODUCER DURABLES                              780,186
                                                                   ------------
 TECHNOLOGY--5.47%
      7,100      * 3Com Corp ...................................         27,974
        400      * Acxiom Corp .................................          5,672
      1,000      * Adaptec, Inc ................................          4,410
      9,400      * ADC Telecommunications, Inc .................         10,810
        800      * Advanced Fibre Communications, Inc ..........         10,616
      4,700      * Advanced Micro Devices, Inc .................         25,098
     14,600      * Agere Systems, Inc (Class B) ................         14,454
        300      * Alliance Data Systems Corp ..................          4,545
      2,800      * American Power Conversion Corp ..............         26,768
        600      * Amkor Technology, Inc .......................          1,428
      1,900      * Andrew Corp .................................         12,445
      7,100      * Apple Computer, Inc .........................        102,950
      2,900      * Applied Micro Circuits Corp .................          8,294
      1,500      * Arrow Electronics, Inc ......................         18,945
      2,400      * Atmel Corp ..................................          2,544
      1,600        Autodesk, Inc ...............................         20,272
      6,200      * Avaya, Inc ..................................          8,866
      2,200      * Avnet, Inc ..................................         23,738
      1,000        AVX Corp ....................................          8,660
      2,200      * BMC Software, Inc ...........................         28,754
      1,800      * Broadcom Corp (Class A) .....................         19,224
        600      * Ceridian Corp ...............................          8,550
        600      * Checkfree Corp ..............................          6,828
      4,200      * CIENA Corp ..................................         12,474
        400      * Citrix Systems, Inc .........................          2,412
      8,000        Computer Associates International, Inc ......         76,800
      2,900      * Computer Sciences Corp ......................         80,591
      3,700      * Compuware Corp ..............................         11,285
      1,800      * Comverse Technology, Inc ....................         12,582
      2,600      * Conexant Systems, Inc .......................          2,886
     10,700      * Corning, Inc ................................         17,120
        600      * Cypress Semiconductor Corp ..................          3,936
      1,400        Diebold, Inc ................................         46,088
        300      * Emulex Corp .................................          3,378
        200        Equifax, Inc ................................          4,348
        100      * Fairchild Semiconductor International, Inc
                     (Class A) .................................            947
      3,500      * Gateway, Inc ................................         10,395

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  47

  Statement
  of Investments - INSTITUTIONAL MID-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(Continued)
        600        Harris Corp .................................   $     20,094
      2,700      * i2 Technologies, Inc ........................          1,404
      2,900        IKON Office Solutions, Inc ..................         22,852
      1,200      * Ingram Micro, Inc (Class A) .................         15,960
      1,000      * Integrated Device Technology, Inc ...........         10,440
        200      * International Rectifier Corp ................          3,124
        800      * Intersil Corp (Class A) .....................         10,368
        400      * Iron Mountain, Inc ..........................          9,996
        300      * Jabil Circuit, Inc ..........................          4,434
     12,000      * JDS Uniphase Corp ...........................         23,376
        800      * Juniper Networks, Inc .......................          3,840
      1,700      * Kemet Corp ..................................         14,535
      3,700      * LSI Logic Corp ..............................         23,495
        200      * Macromedia, Inc .............................          1,546
        400        Molex, Inc ..................................          9,408
        600      * National Semiconductor Corp .................          7,164
      1,600      * NCR Corp ....................................         31,680
        200      * Novellus Systems, Inc .......................          4,162
        100      * Perot Systems Corp (Class A) ................            930
        500      * Polycom, Inc ................................          3,395
        500      * Rational Software Corp ......................          2,160
        300      * RealNetworks, Inc ...........................          1,083
      4,800      * Sanmina-SCI Corp ............................         13,296
      3,100        Scientific-Atlanta, Inc .....................         38,781
      8,200      * Solectron Corp ..............................         17,302
      1,700      * Storage Technology Corp .....................         17,867
      1,000      * Sybase, Inc .................................         11,620
      2,300        Symbol Technologies, Inc ....................         17,641
        700      * Tech Data Corp ..............................         18,480
      1,400      * Tektronix, Inc ..............................         23,002
      4,500      * Tellabs, Inc ................................         18,315
        800      * Teradyne, Inc ...............................          7,680
      2,400      * Thermo Electron Corp ........................         38,712
      5,300      * Unisys Corp .................................         37,100
      2,200      * VeriSign, Inc ...............................         11,110
      1,200      * Veritas Software Corp .......................         17,604
      2,400      * Vishay Intertechnology, Inc .................         21,120
                                                                   ------------
                   TOTAL TECHNOLOGY                                   1,222,163
                                                                   ------------
 TRANSPORTATION--1.74%
      3,100      * AMR Corp ....................................         12,958
        900        CNF, Inc ....................................         28,251
      1,300      * Continental Airlines, Inc (Class B) .........          7,007
      4,200        CSX Corp ....................................        110,796
      2,400        Delta Air Lines, Inc ........................         22,296
        100      * JetBlue Airways Corp ........................          4,033
      7,700        Norfolk Southern Corp .......................        155,463
      1,000      * Northwest Airlines Corp .....................          6,680
      1,100        Ryder System, Inc ...........................         27,423
        400        Skywest, Inc ................................          5,240
        500      * Swift Transportation Co, Inc ................          7,800
                                                                   ------------
                   TOTAL TRANSPORTATION                                 387,947
                                                                   ------------
 UTILITIES--12.98%
      4,900      * AES Corp ....................................         12,299
      2,500        Allegheny Energy, Inc .......................         32,750
      1,500        Allete, Inc .................................         32,400
      1,800        Alliant Energy Corp .........................         34,650
      2,900        Ameren Corp .................................        120,785
      3,600        Aquila, Inc .................................         14,760
      4,900      * Calpine Corp ................................         12,103
      5,400        Centerpoint Energy, Inc .....................         54,054
      2,800        CenturyTel, Inc .............................         62,804
      3,300        Cinergy Corp ................................        103,719
      3,000      * Citizens Communications Co ..................         20,340
      2,500        CMS Energy Corp .............................         20,150
      4,200        Consolidated Edison, Inc ....................        168,924
      3,300        Constellation Energy Group, Inc .............         81,807
      2,500        DPL, Inc ....................................         41,125
      3,200        DTE Energy Co ...............................        130,240
      5,400      * Dynegy, Inc (Class A) .......................          6,264
      6,500      * Edison International ........................         65,000
      2,900        Energy East Corp ............................         57,449
      4,400        Entergy Corp ................................        183,040
      1,200        Equitable Resources, Inc ....................         41,460
      5,500        FirstEnergy Corp ............................        164,395
      1,200        Great Plains Energy, Inc ....................         22,980
        700        Hawaiian Electric Industries, Inc ...........         30,170
        700        Idacorp, Inc ................................         17,031
      1,000      * IDT Corp ....................................         16,300
      2,800        KeySpan Corp ................................         93,800
        700        Kinder Morgan, Inc ..........................         24,815
      1,400        MDU Resources Group, Inc ....................         31,962
      6,700      * Mirant Corp .................................         14,807
      1,400        National Fuel Gas Co ........................         27,818
        900        Nicor, Inc ..................................         25,380
      4,100        NiSource, Inc ...............................         70,643
      2,600        Northeast Utilities .........................         43,940
      1,100        NSTAR .......................................         43,505
      1,600        OGE Energy Corp .............................         26,992
      7,800      * P G & E Corp ................................         87,828
        700        Peoples Energy Corp .........................         23,583
      3,100        Pepco Holdings, Inc .........................         61,845
      1,500        Pinnacle West Capital Corp ..................         41,640
      2,900        PPL Corp ....................................         94,366
      4,100        Public Service Enterprise Group, Inc ........        125,050
      1,700        Puget Energy, Inc ...........................         34,697
      1,500        Questar Corp ................................         34,260
     13,500      * Qwest Communications International, Inc .....         30,780
      1,000      * Reliant Resources, Inc ......................          1,750
      2,100        SCANA Corp ..................................         54,642
      3,600        Sempra Energy ...............................         70,740
      3,100        TECO Energy, Inc ............................         49,228
      1,000        Telephone & Data Systems, Inc ...............         50,450
        300      * U.S. Cellular Corp ..........................          8,874
      1,300        Vectren Corp ................................         28,600
      8,800        Williams Cos, Inc ...........................         19,888
      2,300        Wisconsin Energy Corp .......................         55,890
      7,900        Xcel Energy, Inc ............................         73,549
                                                                   ------------
                   TOTAL UTILITIES                                    2,898,321
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $23,928,040)                              22,227,026
                                                                   ------------
                   TOTAL PORTFOLIO--99.53%
                     (COST $23,928,040)                              22,227,026
                   OTHER ASSETS & LIABILITIES, NET--0.47%               104,973
                                                                   ------------
                   NET ASSETS--100.00%                             $ 22,331,999
                                                                   ============

----------
*  Non-income producing

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $23,928,040. Net unrealized depreciation of portfolio investments aggregated $1,701,014 of which $76,367 related to appreciated portfolio investments and $1,777,381 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       SEE NOTES TO FINANCIAL STATEMENTS

48  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

  Statement
  of Investments - INSTITUTIONAL MID-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
COMMON STOCK--99.75%
 AEROSPACE AND DEFENSE--0.76%
        400      * Alliant Techsystems, Inc ....................   $     27,700
      1,300        Goodrich Corp ...............................         24,544
        900      * L-3 Communications Holdings, Inc ............         47,430
        400      * PanAmSat Corp ...............................          6,940
      1,500        PerkinElmer, Inc ............................          8,175
        700        Precision Castparts Corp ....................         15,176
      2,400        Rockwell Collins, Inc .......................         52,656
      1,000      * Titan Corp ..................................          9,600
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                          192,221
                                                                   ------------
 BASIC INDUSTRIES--7.98%
      1,300      * AK Steel Holding Corp .......................          9,503
        400        Albemarle Corp ..............................         10,116
      1,100        Allegheny Technologies, Inc .................          7,612
        800      * American Standard Cos, Inc ..................         50,896
        500        Aptargroup, Inc .............................         13,435
      1,300        Avery Dennison Corp .........................         74,074
        800        Ball Corp ...................................         40,312
        700        Bemis Co ....................................         34,580
      1,100        Black & Decker Corp .........................         46,123
        700        Boise Cascade Corp ..........................         15,960
        700        Bowater, Inc ................................         24,710
        800        Cabot Corp ..................................         16,800
        800        Centex Corp .................................         35,480
      1,200        Clayton Homes, Inc ..........................         13,176
        300        Consol Energy, Inc ..........................          3,798
      1,500        D.R. Horton, Inc ............................         27,930
      1,000        Eastman Chemical Co .........................         38,170
      1,700        Ecolab, Inc .................................         70,941
      1,700        Engelhard Corp ..............................         40,511
      1,100        Fluor Corp ..................................         26,884
      1,000      * Freeport-McMoRan Copper & Gold, Inc
                     (Class A) .................................         13,460
      3,100        Georgia-Pacific Corp ........................         40,579
      1,100      * Hercules, Inc ...............................         10,131
      1,400        IMC Global, Inc .............................         16,870
        600      * Jacobs Engineering Group, Inc ...............         18,528
        600        KB Home .....................................         29,304
        400        Lafarge North America, Inc ..................         11,588
        700        Lennar Corp .................................         39,046
        700        Lubrizol Corp ...............................         19,789
      1,700        Lyondell Chemical Co ........................         20,298
        600        Martin Marietta Materials, Inc ..............         19,542
      2,700        MeadWestvaco Corp ...........................         51,867
      3,500        Monsanto Co .................................         53,515
      4,500        Newmont Mining Corp .........................        123,795
      1,000        Nucor Corp ..................................         37,900
        100      * NVR, Inc ....................................         29,983
        400        OM Group, Inc ...............................         17,120
      1,500      * Owens-Illinois, Inc .........................         16,980
        800      * Packaging Corp Of America ...................         14,008
      2,100      * Pactiv Corp .................................         34,545
        300        Peabody Energy Corp .........................          7,650
      1,100      * Phelps Dodge Corp ...........................         28,193
      2,400        Plum Creek Timber Co, Inc ...................         54,264
      2,200        PPG Industries, Inc .........................         98,340
      2,200        Praxair, Inc ................................        112,442
        600        Pulte Homes, Inc ............................         25,578
        400        Rayonier, Inc ...............................         16,764
      2,100        Rohm & Haas Co ..............................         65,100
      1,500        RPM, Inc ....................................         21,090
        400        Ryland Group, Inc ...........................         14,868
      1,100      * Sealed Air Corp .............................         18,579
        600      * Shaw Group, Inc .............................          8,520
      1,700        Sherwin-Williams Co .........................         40,256
      1,000        Sigma-Aldrich Corp ..........................         49,270
      2,300      * Smurfit-Stone Container Corp ................         28,911
        800        Snap-On, Inc ................................         18,384
      1,300        Sonoco Products Co ..........................         27,703
        900        Stanley Works ...............................         29,403
        600        Temple-Inland, Inc ..........................         23,178
        600      * Toll Brothers, Inc ..........................         13,044
      1,300        United States Steel Corp ....................         15,093
        700        Valspar Corp ................................         26,110
      1,300        Vulcan Materials Co .........................         47,008
        500        York International Corp .....................         14,100
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             2,023,707
                                                                   ------------
 CONSUMER CYCLICAL--14.80%
        500      * 99 Cents Only Stores ........................         10,350
      1,100      * Abercrombie & Fitch Co (Class A) ............         21,637
        200      * Advance Auto Parts ..........................         10,548
        300      * American Axle & Manufacturing Holdings, Inc .          7,494
        700      * American Eagle Outfitters, Inc ..............          8,442
        900      * American Greetings Corp (Class A) ...........         14,490
      1,600      * Apollo Group, Inc (Class A) .................         69,488
        200      * Apollo Group, Inc (University Of
                     Phoenix Online) ...........................          6,430
        700        Applebee's International, Inc ...............         15,344
        900        ArvinMeritor, Inc ...........................         16,830
      1,300        Autoliv, Inc ................................         27,404
      3,900      * Bed Bath & Beyond, Inc ......................        127,023
      1,200        Belo Corp (Class A) .........................         26,256
      1,500      * Big Lots, Inc ...............................         23,745
        400        Blockbuster, Inc (Class A) ..................          9,920
        400        BorgWarner, Inc .............................         19,856
      1,300      * Brinker International, Inc ..................         33,670
      1,200        Brunswick Corp ..............................         25,248
      1,800      * Cablevision Systems Corp (Class A) ..........         16,308
        900        Callaway Golf Co ............................          9,360
        500      * Catalina Marketing Corp .....................         14,040
        700        CBRL Group, Inc .............................         15,974
        300      * CEC Entertainment, Inc ......................         10,233
      1,700      * Charter Communications, Inc (Class A) .......          3,162
      1,000      * Chico's FAS, Inc ............................         15,930
        200      * Columbia Sportswear Co ......................          6,944
        900      Cooper Tire & Rubber Co .......................         14,526
        900      * Copart, Inc .................................          9,765
        400      * Cox Radio, Inc (Class A) ....................         10,464
        400      * Cumulus Media, Inc (Class A) ................          7,060
      2,000        Dana Corp ...................................         26,160
      2,300        Darden Restaurants, Inc .....................         55,752
      7,400        Delphi Corp .................................         63,270
        900        Dillard's, Inc (Class A) ....................         18,162
      3,700        Dollar General Corp .........................         49,654
      1,500      * Dollar Tree Stores, Inc .....................         33,060
        500        Donaldson Co, Inc ...........................         17,165
        600        Dow Jones & Co, Inc .........................         23,046
      3,900        Eastman Kodak Co ............................        106,236
        500      * Emmis Communications Corp (Class A) .........          9,500
        500      * Entercom Communications Corp ................         23,685
        600      * Entravision Communications Corp (Class A) ...          7,950
      1,000      * Extended Stay America, Inc ..................         12,700
      2,100        Family Dollar Stores, Inc ...................         56,448
      2,700      * Federated Department Stores, Inc ............         79,488
      1,900      * Foot Locker, Inc ............................         18,981
        300        Forest City Enterprises, Inc (Class A) ......          9,750
      3,000      * Gemstar-TV Guide International, Inc .........          7,560
      1,000      * Gentex Corp .................................         27,190
      2,300        Genuine Parts Co ............................         70,472
      1,900        Goodyear Tire & Rubber Co ...................         16,891
        600        Graco, Inc ..................................         14,880

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  49

  Statement
  of Investments - INSTITUTIONAL MID-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER CYCLICAL--(Continued)
        300        Harman International Industries, Inc ........   $     15,525
      1,500      * Harrah's Entertainment, Inc .................         72,315
        800        Harte-Hanks, Inc ............................         14,888
        200      * Hearst-Argyle Television, Inc ...............          4,968
      4,400        Hilton Hotels Corp ..........................         50,072
        800      * Hispanic Broadcasting Corp ..................         14,920
        500      * Interactive Data Corp .......................          6,125
      1,200      * International Game Technology ...............         82,968
        400        International Speedway Corp (Class A) .......         15,892
      3,600        J.C. Penney Co, Inc .........................         57,312
      1,200        Johnson Controls, Inc .......................         92,184
      1,600      * Jones Apparel Group, Inc ....................         49,120
      1,100        Knight Ridder, Inc ..........................         62,051
        600      * Krispy Kreme Doughnuts, Inc .................         18,756
      1,000      * Lamar Advertising Co ........................         30,350
        700        La-Z-Boy, Inc ...............................         16,240
        900      * Lear Corp ...................................         37,485
        600        Lee Enterprises, Inc ........................         19,716
      2,600        Leggett & Platt, Inc ........................         51,454
        200      * Lin TV Corp (Class A) .......................          4,950
      1,400        Liz Claiborne, Inc ..........................         34,930
        500      * Mandalay Resort Group .......................         16,775
      2,600        Marriott International, Inc (Class A) .......         75,374
      3,800        May Department Stores Co ....................         86,526
      1,000        Maytag Corp .................................         23,180
        200        McClatchy Co (Class A) ......................         12,190
        200        Media General, Inc (Class A) ................         10,170
        500        Meredith Corp ...............................         21,525
        600      * Metro-Goldwyn-Mayer, Inc ....................          7,170
        900      * MGM Mirage ..................................         33,570
        900      * Michaels Stores, Inc ........................         41,130
        700      * Mohawk Industries, Inc ......................         34,755
        400      * MSC Industrial Direct Co (Class A) ..........          4,248
        500      * Neiman Marcus Group, Inc (Class A) ..........         13,125
      1,800        New York Times Co (Class A) .................         81,810
      1,300        Nordstrom, Inc ..............................         23,322
        500      * O'Reilly Automotive, Inc ....................         14,310
        800      * Outback Steakhouse, Inc .....................         21,984
      3,600      * Park Place Entertainment Corp ...............         28,620
        600      * Performance Food Group Co ...................         20,376
      1,300        Pier 1 Imports, Inc .........................         24,791
        200      * Pixar, Inc ..................................          9,620
        300        Polaris Industries, Inc .....................         18,600
        400      * Polo Ralph Lauren Corp ......................          8,312
      1,400        R.R. Donnelley & Sons Co ....................         32,914
      1,000      * Radio One, Inc (Class D) ....................         16,490
      1,300        Reader's Digest Association, Inc (Class A) ..         20,345
        700      * Reebok International Ltd ....................         17,535
        200      * Regal Entertainment Group (Class A) .........          3,560
        500      * Rent-A-Center, Inc ..........................         25,975
      1,000        Ross Stores, Inc ............................         35,640
        900        Ruby Tuesday, Inc ...........................         16,902
      1,600      * Saks, Inc ...................................         16,848
        400      * Scholastic Corp .............................         17,872
        300      * Scotts Co (Class A) .........................         12,507
        400        Scripps (E.W.) Co (Class A) .................         27,720
      1,100      * Six Flags, Inc ..............................          3,872
        300      * Sonic Automotive, Inc .......................          5,310
      5,100      * Starbucks Corp ..............................        105,264
        400        Steelcase, Inc (Class A) ....................          4,188
        300        Talbots, Inc ................................          8,400
        700      * The Cheesecake Factory, Inc .................         20,881
      1,500        Tiffany & Co ................................         32,145
        200      * Timberland Co (Class A) .....................          6,336
      1,400        TRW, Inc ....................................         81,970
      1,000      * UnitedGlobalcom, Inc (Class A) ..............          1,640
      2,000      * Univision Communications, Inc (Class A) .....         45,600
        700      * Valassis Communications, Inc ................         24,549
      1,100        VF Corp .....................................         39,578
      1,700        Visteon Corp ................................         16,099
         50        Washington Post Co (Class B) ................         32,450
      1,500        Wendy's International, Inc ..................         49,665
      1,000      * Westwood One, Inc ...........................         35,750
        900        Whirlpool Corp ..............................         41,274
        600        Wiley (John) & Sons, Inc (Class A) ..........         13,206
      1,200      * Williams-Sonoma, Inc ........................         28,356
      5,200      * Yahoo!, Inc .................................         49,764
      3,900      * Yum! Brands, Inc ............................        108,069
        400      * Zale Corp ...................................         12,064
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                            3,750,383
                                                                   ------------
 CONSUMER NON-CYCLICAL--7.68%
        500        Alberto-Culver Co (Class B) .................         24,515
      2,500      * Amazon.Com, Inc .............................         39,825
        400      * Aramark Corp (Class B) ......................          8,400
      7,600        Archer Daniels Midland Co ...................         95,076
      2,600      * Autonation, Inc .............................         29,952
      1,000      * Autozone, Inc ...............................         78,860
        600      * Barnes & Noble, Inc .........................         12,696
        900      * BJ's Wholesale Club, Inc ....................         17,109
      1,100      * Borders Group, Inc ..........................         17,380
        500        Brown-Forman Corp (Class B) .................         33,475
        800      * CDW Computer Centers, Inc ...................         33,888
        500        Church & Dwight Co, Inc .....................         16,575
        500      * Circuit City Stores, Inc (Carmax Group) .....          8,025
      2,800        Circuit City Stores, Inc (Circuit
                     City Group) ...............................         42,420
      2,200        Clorox Co ...................................         88,396
      1,200      * Coach, Inc ..................................         30,720
      3,100        Coca-Cola Enterprises, Inc ..................         65,844
      1,000      * Constellation Brands, Inc (Class A) .........         23,100
        400        Coors (Adolph) Co (Class B) .................         22,520
      1,200      * Dean Foods Co ...............................         47,736
      1,300        Dial Corp ...................................         27,898
        600        Dole Food Co ................................         17,418
        200        Dreyer's Grand Ice Cream, Inc ...............         13,972
      1,200      * Energizer Holdings, Inc .....................         36,480
      1,400        Estee Lauder Cos (Class A) ..................         40,236
        400        Ethan Allen Interiors, Inc ..................         12,944
        100      * Expedia, Inc (Class A) ......................          5,065
        800        Fastenal Co .................................         25,264
        700      * Furniture Brands International, Inc .........         16,065
        200      * Gamestop Corp ...............................          4,090
      1,900        Hasbro, Inc .................................         21,147
      1,000        Herman Miller, Inc ..........................         17,760
      1,300        Hershey Foods Corp ..........................         80,665
      1,000        Hormel Foods Corp ...........................         21,880
      1,000        International Flavors & Fragrances, Inc .....         31,850
        400        Lancaster Colony Corp .......................         16,848
        300        Loews Corp (Carolina Group) .................          5,643
      5,800        Mattel, Inc .................................        104,458
      1,800        McCormick & Co, Inc (Non-Vote) ..............         41,040
      3,500        Newell Rubbermaid, Inc ......................        108,045
      4,100      * Office Depot, Inc ...........................         50,594
        100      * PayPal, Inc .................................          2,091
      2,300        Pepsi Bottling Group, Inc ...................         53,820
      1,100        PepsiAmericas Inc ...........................         15,620
        200      * Petco Animal Supplies, Inc ..................          4,338
      1,800      * Petsmart, Inc ...............................         32,058
      1,200        R.J. Reynolds Tobacco Holdings, Inc .........         48,384
      2,300      * RadioShack Corp .............................         46,138

                       SEE NOTES TO FINANCIAL STATEMENTS

50  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

  Statement
  of Investments - INSTITUTIONAL MID-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER NON-CYCLICAL--(Continued)
      5,400      * Rite Aid Corp ...............................   $     11,340
      1,500      * Smithfield Foods, Inc .......................         23,550
      6,200      * Staples, Inc ................................         79,298
        400      * Ticketmaster (Class B) ......................          6,100
        300        Tootsie Roll Industries, Inc ................          8,916
      2,600      * Toys "R" Us, Inc ............................         26,468
      3,000        Tyson Foods, Inc (Class A) ..................         34,890
      2,200        UST, Inc ....................................         62,062
        300      * Weight Watchers International, Inc ..........         13,008
        700      * Whole Foods Market, Inc .....................         29,988
        900        Winn-Dixie Stores, Inc ......................         11,808
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                        1,945,751
                                                                   ------------
 ENERGY--5.67%
        900        Amerada Hess Corp ...........................         61,092
      1,800        Apache Corp .................................        107,010
        900        Ashland, Inc ................................         24,111
      2,100      * BJ Services Co ..............................         54,600
      2,700        Burlington Resources, Inc ...................        103,572
        600      * Cooper Cameron Corp .........................         25,056
      1,900        Devon Energy Corp ...........................         91,675
        700        Diamond Offshore Drilling, Inc ..............         13,965
      2,000        ENSCO International, Inc ....................         50,080
      1,500        EOG Resources, Inc ..........................         53,940
        400      * Forest Oil Corp .............................         10,200
      1,200      * Grant Prideco, Inc ..........................         10,248
      5,800        Halliburton Co ..............................         74,878
        700        Helmerich & Payne, Inc ......................         23,961
      1,300        Kerr-McGee Corp .............................         56,472
      4,100        Marathon Oil Corp ...........................         92,988
        500        Murphy Oil Corp .............................         41,035
      1,100      * National-Oilwell, Inc .......................         21,318
        600      * Newfield Exploration Co .....................         20,154
        800        Noble Energy, Inc ...........................         27,176
      2,300        Ocean Energy, Inc ...........................         45,885
        900      * Patterson-UTI Energy, Inc ...................         22,959
      1,100      * Pennzoil-Quaker State Co ....................         24,167
      1,500      * Pioneer Natural Resources Co ................         36,375
        800        Pogo Producing Co ...........................         27,248
        300      * Premcor, Inc ................................          4,707
      1,500      * Pride International, Inc ....................         19,500
      1,200        Rowan Cos, Inc ..............................         22,368
      1,300      * Smith International, Inc ....................         38,103
        900        Sunoco, Inc .................................         27,144
        700        Tidewater, Inc ..............................         18,893
      3,300        Unocal Corp .................................        103,587
      1,300        Valero Energy Corp ..........................         34,411
      1,000      * Varco International, Inc ....................         16,920
      1,500        XTO Energy, Inc .............................         30,915
                                                                   ------------
                   TOTAL ENERGY                                       1,436,713
                                                                   ------------
 FINANCIAL SERVICES--20.70%
        200        21st Century Insurance Group ................          2,062
      1,100        A.G. Edwards, Inc ...........................         35,178
        300      * Affiliated Managers Group, Inc ..............         13,383
         50      * Alleghany Corp ..............................          9,475
      1,300        Allied Capital Corp .........................         28,457
        700        Allmerica Financial Corp ....................          8,400
      1,100        AMB Property Corp ...........................         31,790
      1,100        Ambac Financial Group, Inc ..................         59,279
        400        American Financial Group, Inc ...............          9,208
        100        American National Insurance Co ..............          6,901
      1,100      * AmeriCredit Corp ............................          8,877
        500        AmerUs Group Co .............................         14,180
      4,800        AmSouth Bancorp .............................         99,552
      1,100        Annaly Mortgage Management, Inc .............         20,295
      3,200        AON Corp ....................................         65,568
      1,100        Apartment Investment & Management Co
                     (Class A) .................................         42,735
      2,300        Archstone-Smith Trust .......................         54,924
        800        Arden Realty, Inc ...........................         18,920
      1,000        Associated Banc-Corp ........................         31,730
      1,100        Astoria Financial Corp ......................         26,840
        800        AvalonBay Communities, Inc ..................         33,440
      1,100        Bancorpsouth, Inc ...........................         21,670
        900        Bank Of Hawaii Corp .........................         25,110
      2,000        Banknorth Group, Inc ........................         47,500
      1,300        Bear Stearns Cos, Inc .......................         73,320
        500        Berkley (W.R.) Corp .........................         17,000
        200      * Blackrock, Inc ..............................          8,284
        200      * BOK Financial Corp ..........................          6,500
        900        Boston Properties, Inc ......................         33,480
        600        BRE Properties, Inc (Class A) ...............         18,450
        600        Brown & Brown, Inc ..........................         18,000
        500        Camden Property Trust .......................         16,575
        300        Capitol Federal Financial ...................          6,648
        700        CarrAmerica Realty Corp .....................         17,619
      1,100      * Catellus Development Corp ...................         20,295
        300        Centerpoint Properties Corp .................         16,650
      3,100        Charter One Financial, Inc ..................         92,132
      1,100      * ChoicePoint, Inc ............................         39,204
      1,800        Cincinnati Financial Corp ...................         64,044
        600        Citizens Banking Corp .......................         14,502
        500        City National Corp ..........................         23,385
        400      * CNA Financial Corp ..........................         10,000
      1,600        Colonial Bancgroup, Inc .....................         19,840
        800        Commerce Bancorp, Inc .......................         33,208
        800        Commerce Bancshares, Inc ....................         31,256
      1,700        Compass Bancshares, Inc .....................         50,133
      1,400        Countrywide Credit Industries, Inc ..........         66,010
        500        Cousins Properties, Inc .....................         11,500
      1,100        Crescent Real Estate Equities Co ............         17,270
        700        Cullen/Frost Bankers, Inc ...................         23,905
        700        Developers Diversified Realty Corp ..........         15,407
        750        Doral Financial Corp ........................         18,105
        300        Downey Financial Corp .......................         10,275
      1,800        Duke Realty Corp ............................         44,316
      3,700      * E*trade Group, Inc ..........................         16,465
        800        Eaton Vance Corp ............................         22,112
      3,600        Equity Residential ..........................         86,184
        300        Erie Indemnity Co (Class A) .................         12,498
      1,100        Federated Investors, Inc (Class B) ..........         29,689
      1,300        Fidelity National Financial, Inc ............         37,362
      1,000        First American Corp .........................         20,430
        700        First Midwest Bancorp, Inc ..................         18,802
      1,700        First Tennessee National Corp ...............         58,939
      1,000        First Virginia Banks, Inc ...................         37,300
      1,100        FirstMerit Corp .............................         23,562
        600        FNB Corp ....................................         16,812
      1,200        Fulton Financial Corp .......................         22,560
      1,100        Gallagher (Arthur J.) & Co ..................         27,115
        800        General Growth Properties, Inc ..............         41,200
      1,000        Golden State Bancorp, Inc ...................         32,320
        600        Greater Bay Bancorp .........................         10,914
      1,100        Greenpoint Financial Corp ...................         45,914
        800        HCC Insurance Holdings, Inc .................         19,208
        800        Health Care Property Investors, Inc .........         34,080
      2,100        Hibernia Corp (Class A) .....................         41,979
        700        Highwoods Properties, Inc ...................         16,380
        800        Hospitality Properties Trust ................         26,496
      3,100      * Host Marriott Corp ..........................         28,768

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  51

  Statement
  of Investments - INSTITUTIONAL MID-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(Continued)
      1,000        Hudson City Bancorp, Inc ....................   $     16,230
        600        Hudson United Bancorp .......................         15,960
      3,300        Huntington Bancshares, Inc ..................         60,027
        700        Independence Community Bank Corp ............         17,563
        800      * IndyMac Bancorp, Inc ........................         15,416
        600        Instinet Group, Inc .........................          1,860
        700      * Investment Technology Group, Inc ............         20,482
        900        Investors Financial Services Corp ...........         24,363
        600        iStar Financial, Inc ........................         16,752
      2,000        Jefferson-Pilot Corp ........................         80,200
        300        John Nuveen Co (Class A) ....................          6,825
      1,200        Kimco Realty Corp ...........................         37,320
        600      * LaBranche & Co, Inc .........................         12,150
        900        Legg Mason, Inc .............................         38,304
        500        Leucadia National Corp ......................         17,000
      2,500        Lincoln National Corp .......................         76,375
      1,100        M & T Bank Corp .............................         86,691
        600        Mack-Cali Realty Corp .......................         19,278
        100      * Markel Corp .................................         19,918
      2,800        Marshall & Ilsley Corp ......................         78,092
      2,000        MBIA, Inc ...................................         79,900
        900        Mercantile Bankshares Corp ..................         34,353
        400        Mercury General Corp ........................         17,120
      1,200        MGIC Investment Corp ........................         48,996
        600        MONY Group, Inc .............................         14,802
      2,700        National Commerce Financial Corp ............         67,635
        300        Nationwide Financial Services, Inc
                     (Class A) .................................          8,010
        700        Neuberger Berman, Inc .......................         18,865
      1,300        New Plan Excel Realty Trust .................         23,972
      1,400        New York Community Bancorp, Inc .............         39,438
      2,200        North Fork Bancorp, Inc .....................         83,248
        800        Old National Bancorp ........................         19,888
      1,600        Old Republic International Corp .............         45,408
        200        Park National Corp ..........................         18,740
        300        People's Bank ...............................          6,729
      1,300        Phoenix Cos, Inc ............................         17,706
      1,200        PMI Group, Inc ..............................         32,652
      1,600        Popular, Inc ................................         50,560
      2,100        Prologis ....................................         52,311
        900        Protective Life Corp ........................         27,693
        600        Provident Financial Group, Inc ..............         15,054
      3,500      * Providian Financial Corp ....................         17,150
      1,300        Public Storage, Inc .........................         41,470
      1,200        Radian Group, Inc ...........................         39,192
        500        Raymond James Financial, Inc ................         13,535
        700        Reckson Associates Realty Corp ..............         15,939
        300        Regency Centers Corp ........................          9,300
      3,100        Regions Financial Corp ......................        101,277
        200        Reinsurance Group Of America, Inc ...........          5,168
      1,000        Roslyn Bancorp, Inc .........................         17,410
      1,000        Rouse Co ....................................         31,950
      1,700        Safeco Corp .................................         54,026
      1,000        SEI Investments Co ..........................         23,880
        600      * Silicon Valley Bancshares ...................         10,158
      1,700        Simon Property Group, Inc ...................         60,741
        900        Sky Financial Group, Inc ....................         17,919
      4,600        SouthTrust Corp .............................        111,550
      3,400        Sovereign Bancorp, Inc ......................         43,860
        400        St. Joe Co ..................................         11,040
      3,000        St. Paul Cos, Inc ...........................         86,160
        400        Stancorp Financial Group, Inc ...............         21,160
      2,700        Starwood Hotels & Resorts Worldwide, Inc ....         60,210
      2,900        Stilwell Financial, Inc .....................         35,003
        100        Student Loan Corp ...........................          9,048
      3,900        Synovus Financial Corp ......................         80,418
      1,400        T Rowe Price Group, Inc .....................         34,944
      1,000        TCF Financial Corp ..........................         42,330
      1,600        Torchmark Corp ..............................         54,816
        300        Transatlantic Holdings, Inc .................         19,935
      1,200        Trizec Properties, Inc ......................         13,620
        600        Trustmark Corp ..............................         13,680
      2,700        Union Planters Corp .........................         74,142
        700        UnionBanCal Corp ............................         29,407
      1,400        United Dominion Realty Trust, Inc ...........         22,274
        700      * United Rentals, Inc .........................          5,908
        600        Unitrin, Inc ................................         18,420
      3,200        UnumProvident Corp ..........................         65,120
      1,300        Valley National Bancorp .....................         34,580
      1,000        Vornado Realty Trust ........................         39,450
      1,000        Waddell & Reed Financial, Inc (Class A) .....         17,660
        800        Washington Federal, Inc .....................         17,852
        700        Webster Financial Corp ......................         23,506
        600        Weingarten Realty Investors .................         21,960
        500        Westamerica Bancorp .........................         20,140
        500        Whitney Holding Corp ........................         16,040
        900        Wilmington Trust Corp .......................         26,028
      1,200        Zions Bancorp ...............................         52,236
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                           5,245,374
                                                                   ------------
 HEALTH CARE--13.19%
        400      * Accredo Health, Inc .........................         19,072
      1,000      * AdvancePCS ..................................         22,530
      1,900        Aetna, Inc ..................................         68,039
        700      * Affymetrix, Inc .............................         14,560
      1,900        Allergan, Inc ...............................        103,360
      1,400        AmerisourceBergen Corp ......................         99,988
        200      * AMN Healthcare Services, Inc ................          3,700
        800      * Andrx Corp ..................................         17,720
      1,900      * Anthem, Inc .................................        123,500
      1,300      * Apogent Technologies, Inc ...................         24,258
      2,800        Applera Corp (Applied Biosystems Group) .....         51,240
        700        Bard (C.R.), Inc ............................         38,241
        400      * Barr Laboratories, Inc ......................         24,916
        700        Bausch & Lomb, Inc ..........................         23,219
        800        Beckman Coulter, Inc ........................         30,960
      3,400        Becton Dickinson & Co .......................         96,560
      2,000      * Biogen, Inc .................................         58,540
      3,600        Biomet, Inc .................................         95,868
      2,900      * Caremark Rx, Inc ............................         49,300
      1,000      * Celgene Corp ................................         16,840
        600      * Cephalon, Inc ...............................         24,492
        400      * Cerner Corp .................................         14,084
        600      * Charles River Laboratories
                     International, Inc ........................         23,550
      1,200      * Chiron Corp .................................         41,928
        700      * Community Health Systems, Inc ...............         18,641
        500      * Coventry Health Care, Inc ...................         16,250
      1,600      * Cytyc Corp ..................................         17,152
        800      * DaVita, Inc .................................         18,880
        900        Dentsply International, Inc .................         36,153
        300        Diagnostic Products Corp ....................         13,800
        800      * Edwards Lifesciences Corp ...................         20,472
        800      * Express Scripts, Inc (Class A) ..............         43,616
      1,300      * First Health Group Corp .....................         35,256
        700      * Fisher Scientific International, Inc ........         21,245
      2,600      * Genzyme Corp (General Division) .............         53,586
      2,300      * Gilead Sciences, Inc ........................         77,119
      3,200      * Health Management Associates, Inc (Class A) .         64,704
      1,400      * Health Net, Inc .............................         30,030
      5,200      * Healthsouth Corp ............................         21,580
        500      * Henry Schein, Inc ...........................         26,375

                       SEE NOTES TO FINANCIAL STATEMENTS

52  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

  Statement
  of Investments - INSTITUTIONAL MID-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(Continued)
        700        Hillenbrand Industries, Inc .................   $     38,010
      1,600      * Human Genome Sciences, Inc ..................         19,296
      2,200      * Humana, Inc .................................         27,280
      1,100        ICN Pharmaceuticals, Inc ....................          9,966
        700      * ICOS Corp ...................................         14,679
      1,500      * IDEC Pharmaceuticals Corp ...................         62,280
      3,800        IMS Health, Inc .............................         56,886
        700      * Invitrogen Corp .............................         23,849
      2,000      * IVAX Corp ...................................         24,540
      3,300      * King Pharmaceuticals, Inc ...................         59,961
      1,900      * Laboratory Corp Of America Holdings .........         64,182
        500      * LifePoint Hospitals, Inc ....................         15,594
      1,400      * Lincare Holdings, Inc .......................         43,456
      1,300      * Manor Care, Inc .............................         29,224
      3,600        McKesson Corp ...............................        101,988
        400      * Medicis Pharmaceutical Corp (Class A) .......         16,348
      3,300      * Medimmune, Inc ..............................         69,036
        600      * Mid Atlantic Medical Services, Inc ..........         21,720
      3,700      * Millennium Pharmaceuticals, Inc .............         34,484
        600      * Millipore Corp ..............................         19,074
      1,700        Mylan Laboratories, Inc .....................         55,658
      1,100        Omnicare, Inc ...............................         23,232
        600      * Orthodontic Centers Of America, Inc .........          6,420
      1,200      * Oxford Health Plans, Inc ....................         46,728
      1,500        Pall Corp ...................................         23,685
        700      * Patterson Dental Co .........................         35,826
        600      * Pharmaceutical Product Development, Inc .....         11,604
      1,000      * Quest Diagnostics, Inc ......................         61,530
      1,600      * Quintiles Transnational Corp ................         15,216
        700      * Renal Care Group, Inc .......................         23,023
        400      * Ribapharm, Inc ..............................          1,800
      1,000      * SICOR, Inc ..................................         15,210
      2,300      * St. Jude Medical, Inc .......................         82,110
        900      * Steris Corp .................................         22,419
      1,800        Stryker Corp ................................        103,680
      1,000      * Triad Hospitals, Inc ........................         37,950
        700      * Universal Health Services, Inc (Class B) ....         35,805
        900      * Varian Medical Systems, Inc .................         38,691
      1,000      * Vertex Pharmaceuticals, Inc .................         18,490
      1,700      * Waters Corp .................................         41,225
      1,300      * Watson Pharmaceuticals, Inc .................         31,863
      3,800      * WebMD Corp ..................................         19,190
      1,900      * Wellpoint Health Networks, Inc ..............        139,270
      2,600      * Zimmer Holdings, Inc ........................         99,684
                                                                   ------------
                   TOTAL HEALTH CARE                                  3,343,486
                                                                   ------------
 OTHER--4.37%
        600      * Career Education Corp .......................         28,805
      1,600        Cintas Corp .................................         67,072
        700        Crane Co ....................................         13,832
        800      * DeVry, Inc ..................................         14,896
      2,700        Dover Corp ..................................         68,526
      1,000      * Dun & Bradstreet Corp .......................         33,610
        300      * Education Management Corp ...................         13,281
        500        First Industrial Realty Trust, Inc ..........         15,495
      2,000        Fortune Brands, Inc .........................         94,580
        400      * Getty Images, Inc ...........................          8,024
        800      * GTECH Holdings Corp .........................         19,856
      2,400        H & R Block, Inc ............................        100,824
        800        HON Industries, Inc .........................         20,360
        100      * Hotels.Com (Class A) ........................          5,058
      1,200        ITT Industries, Inc .........................         74,796
      1,000        Liberty Property Trust ......................         31,000
      1,800        Loews Corp ..................................         77,202
      1,000        Manpower, Inc ...............................         29,340
      1,700        Moody's Corp ................................         82,450
        700        Pentair, Inc ................................         26,019
        700        Pittston Brink's Group ......................         15,680
      2,000      * Robert Half International, Inc ..............         31,740
      4,000        Servicemaster Co ............................         43,400
        500      * SPX Corp ....................................         50,450
      1,800        Supervalu, Inc ..............................         29,070
        500        Teleflex, Inc ...............................         22,790
      1,600        Textron, Inc ................................         54,560
      1,100      * TMP Worldwide, Inc ..........................          9,900
      1,200        Viad Corp ...................................         24,516
                                                                   ------------
                   TOTAL OTHER                                        1,107,132
                                                                   ------------
 PRODUCER DURABLES--2.80%
      1,000      * AGCO Corp ...................................         23,200
      1,800      * Allied Waste Industries, Inc ................         13,230
        700        American Water Works Co, Inc ................         31,262
        500        Cummins, Inc ................................         11,810
      1,500        Danaher Corp ................................         85,275
        900        Eaton Corp ..................................         57,366
        700      * Flowserve Corp ..............................          7,000
        800      * FMC Technologies, Inc .......................         13,408
        600        GATX Corp ...................................         11,880
        500        Harsco Corp .................................         13,595
        700        Hubbell, Inc (Class B) ......................         20,349
        400      * National Instruments Corp ...................          8,756
        700        Navistar International Corp .................         15,176
      1,400        Paccar, Inc .................................         47,306
      1,600        Parker Hannifin Corp ........................         61,136
        800        Philadelphia Suburban Corp ..................         16,240
      3,200        Pitney Bowes, Inc ...........................         97,568
      2,000      * Republic Services, Inc ......................         37,600
      2,200        Rockwell Automation, Inc ....................         35,794
        700        Timken Co ...................................         11,725
      1,000        W.W. Grainger, Inc ..........................         42,550
      9,500      * Xerox Corp ..................................         47,025
                                                                   ------------
                   TOTAL PRODUCER DURABLES                              709,251
                                                                   ------------
 TECHNOLOGY--11.99%
      4,700      * 3Com Corp ...................................         18,518
        700      * Activision, Inc .............................         16,751
      1,000      * Acxiom Corp .................................         14,180
      1,400      * Adaptec, Inc ................................          6,174
     10,500      * ADC Telecommunications, Inc .................         12,075
      3,200        Adobe Systems, Inc ..........................         61,120
      1,100      * Advanced Fibre Communications, Inc ..........         14,597
      4,500      * Advanced Micro Devices, Inc .................         24,030
        400      * Advent Software, Inc ........................          4,580
      1,300      * Affiliated Computer Services, Inc (Class A) .         55,315
     21,700      * Agere Systems, Inc (Class B) ................         21,483
        800      * Alliance Data Systems Corp ..................         12,120
      5,100      * Altera Corp .................................         44,217
      2,200      * American Power Conversion Corp ..............         21,032
      1,200      * Amkor Technology, Inc .......................          2,856
        300      * Amphenol Corp (Class A) .....................          9,300
      1,300      * Andrew Corp .................................          8,515
      4,700      * Apple Computer, Inc .........................         68,150
      4,000      * Applied Micro Circuits Corp .................         11,440
      1,300      * Arrow Electronics, Inc ......................         16,419
      5,400      * Atmel Corp ..................................          5,724
      1,500        Autodesk, Inc ...............................         19,005
      4,800      * Avaya, Inc ..................................          6,864
      1,500      * Avnet, Inc ..................................         16,185
        700        AVX Corp ....................................          6,062
      4,800      * BEA Systems, Inc ............................         24,864
      1,900      * BearingPoint, Inc ...........................         12,274

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  53

  Statement
  of Investments - INSTITUTIONAL MID-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(Continued)
      1,500      * Bisys Group, Inc ............................   $     25,065
      3,200      * BMC Software, Inc ...........................         41,824
      2,600      * Broadcom Corp (Class A) .....................         27,768
      3,100      * Brocade Communications Systems, Inc .........         23,343
      3,500      * Cadence Design Systems, Inc .................         35,595
      2,000      * Ceridian Corp ...............................         28,500
        800      * Certegy, Inc ................................         16,080
        800      * Checkfree Corp ..............................          9,104
      5,700      * CIENA Corp ..................................         16,929
      2,400      * Citrix Systems, Inc .........................         14,472
      6,000        Computer Associates International, Inc ......         57,600
      2,200      * Computer Sciences Corp ......................         61,138
      4,400      * Compuware Corp ..............................         13,420
      2,500      * Comverse Technology, Inc ....................         17,475
      3,400      * Conexant Systems, Inc .......................          3,774
      2,300      * Convergys Corp ..............................         34,569
     12,600      * Corning, Inc ................................         20,160
        700      * CSG Systems International, Inc ..............          7,630
        400      * Cymer, Inc ..................................          7,456
      1,600      * Cypress Semiconductor Corp ..................         10,496
        800        Deluxe Corp .................................         36,048
      1,000        Diebold, Inc ................................         32,920
      1,600      * DST Systems, Inc ............................         47,152
      1,600      * Electronic Arts, Inc ........................        105,536
      1,100      * Emulex Corp .................................         12,386
      1,900        Equifax, Inc ................................         41,306
        700        Fair, Isaac & Co, Inc .......................         22,890
      1,500      * Fairchild Semiconductor International, Inc
                     (Class A) .................................         14,205
      2,500      * Fiserv, Inc .................................         70,200
      2,300      * Gateway, Inc ................................          6,831
        500        Global Payments, Inc ........................         12,800
        800        Harris Corp .................................         26,792
        900        Henry (Jack) & Associates, Inc ..............         11,187
      3,800      * i2 Technologies, Inc ........................          1,976
      1,900        IKON Office Solutions, Inc ..................         14,972
      1,100      * Ingram Micro, Inc (Class A) .................         14,630
        600      * Integrated Circuit Systems, Inc .............          9,420
      1,400      * Integrated Device Technology, Inc ...........         14,616
        800      * International Rectifier Corp ................         12,496
      1,600      * Intersil Corp (Class A) .....................         20,736
      2,500      * Intuit, Inc .................................        113,825
        800      * Iron Mountain, Inc ..........................         19,992
      1,300      * J.D. Edwards & Co ...........................         12,025
      2,100      * Jabil Circuit, Inc ..........................         31,038
     16,000      * JDS Uniphase Corp ...........................         31,168
      4,300      * Juniper Networks, Inc .......................         20,640
      1,100      * Kemet Corp ..................................          9,405
      2,500      * KLA-Tencor Corp .............................         69,850
      1,700      * Lam Research Corp ...........................         15,130
      1,700      * Lexmark International, Inc ..................         79,900
      4,900      * LSI Logic Corp ..............................         31,115
        800      * Macromedia, Inc .............................          6,184
      1,000      * Mercury Interactive Corp ....................         17,160
        500      * Mettler-Toledo International, Inc ...........         13,000
        800      * Micrel, Inc .................................          4,928
      2,600      * Microchip Technology, Inc ...................         53,170
        300      * MKS Instruments, Inc ........................          3,276
      1,700        Molex, Inc ..................................         39,984
        100      * National Processing, Inc ....................          1,699
      2,400      * National Semiconductor Corp .................         28,656
      1,100      * NCR Corp ....................................         21,780
      3,900      * Network Appliance, Inc ......................         28,587
      2,000      * Network Associates, Inc .....................         21,260
      1,900      * Novellus Systems, Inc .......................         39,539
      1,700      * Nvidia Corp .................................         14,552
      3,600      * Peoplesoft, Inc .............................         44,532
        900      * Perot Systems Corp (Class A) ................          8,370
      2,200      * PMC-Sierra, Inc .............................          8,536
      1,300      * Polycom, Inc ................................          8,827
      1,200      * QLogic Corp .................................         31,248
      2,300      * Rational Software Corp ......................          9,936
      1,200      * RealNetworks, Inc ...........................          4,332
        900        Reynolds & Reynolds Co (Class A) ............         20,196
      1,900      * RF Micro Devices, Inc .......................         11,400
      6,900      * Sanmina-SCI Corp ............................         19,113
      2,100        Scientific-Atlanta, Inc .....................         26,271
        800      * Semtech Corp ................................          7,760
      5,200      * Siebel Systems, Inc .........................         29,900
     10,900      * Solectron Corp ..............................         22,999
      1,400      * Storage Technology Corp .....................         14,714
      3,700      * Sungard Data Systems, Inc ...................         71,965
      1,200      * Sybase, Inc .................................         13,944
      1,900      * Symantec Corp ...............................         63,897
      3,000        Symbol Technologies, Inc ....................         23,010
      1,000      * Synopsys, Inc ...............................         38,150
        700      * Tech Data Corp ..............................         18,480
      1,100      * Tektronix, Inc ..............................         18,073
      5,400      * Tellabs, Inc ................................         21,978
      2,400      * Teradyne, Inc ...............................         23,040
      2,300      * Thermo Electron Corp ........................         37,099
        500        Total System Services, Inc ..................          6,575
      4,300      * Unisys Corp .................................         30,100
        800      * Utstarcom, Inc ..............................         12,216
      2,900      * VeriSign, Inc ...............................         14,645
      5,400      * Veritas Software Corp .......................         79,218
      2,100      * Vishay Intertechnology, Inc .................         18,480
        300      * Zebra Technologies Corp (Class A) ...........         15,807
                                                                   ------------
                   TOTAL TECHNOLOGY                                   3,038,021
                                                                   ------------
 TRANSPORTATION--1.46%
      2,100      * AMR Corp ....................................          8,778
        900        C.H. Robinson Worldwide, Inc ................         24,318
        600        CNF, Inc ....................................         18,834
        800      * Continental Airlines, Inc (Class B) .........          4,312
      2,800        CSX Corp ....................................         73,864
      1,600        Delta Air Lines, Inc ........................         14,864
      1,200        Expeditors International Of Washington, Inc .         33,528
        100      * JetBlue Airways Corp ........................          4,033
      5,200        Norfolk Southern Corp .......................        104,988
        700      * Northwest Airlines Corp .....................          4,676
        800        Ryder System, Inc ...........................         19,944
      1,900      * Sabre Holdings Corp .........................         36,765
        700        Skywest, Inc ................................          9,170
        800      * Swift Transportation Co, Inc ................         12,480
                                                                   ------------
                   TOTAL TRANSPORTATION                                 370,554
                                                                   ------------
 UTILITIES--8.35%
      5,500      * AES Corp ....................................         13,805
      1,700        Allegheny Energy, Inc .......................         22,270
      1,000        Allete, Inc .................................         21,600
      1,200        Alliant Energy Corp .........................         23,100
      1,900        Ameren Corp .................................         79,135
      2,400        Aquila, Inc .................................          9,840
      4,700      * Calpine Corp ................................         11,609
      3,600        Centerpoint Energy, Inc .....................         36,036
      1,900        CenturyTel, Inc .............................         42,617
      2,200        Cinergy Corp ................................         69,146
      3,700      * Citizens Communications Co ..................         25,086
      1,700        CMS Energy Corp .............................         13,702
      2,800        Consolidated Edison, Inc ....................        112,616

                       SEE NOTES TO FINANCIAL STATEMENTS

54  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

  Statement
  of Investments - INSTITUTIONAL MID-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 UTILITIES--(Continued)
      2,200        Constellation Energy Group, Inc .............   $     54,538
      1,700        DPL, Inc ....................................         27,965
      2,100        DTE Energy Co ...............................         85,470
      3,600      * Dynegy, Inc (Class A) .......................          4,176
      4,300      * Edison International ........................         43,000
      1,900        Energy East Corp ............................         37,639
      3,000        Entergy Corp ................................        124,800
        800        Equitable Resources, Inc ....................         27,640
      3,700        FirstEnergy Corp ............................        110,593
        800        Great Plains Energy, Inc ....................         15,320
        500        Hawaiian Electric Industries, Inc ...........         21,550
        500        Idacorp, Inc ................................         12,165
        700      * IDT Corp ....................................         11,410
      1,900        KeySpan Corp ................................         63,650
      1,200        Kinder Morgan, Inc ..........................         42,540
      4,300      * Level 3 Communications, Inc .................         16,727
        900        MDU Resources Group, Inc ....................         20,547
      5,300      * Mirant Corp .................................         11,713
      1,000        National Fuel Gas Co ........................         19,870
      8,900      * Nextel Communications, Inc (Class A) ........         67,195
        600        Nicor, Inc ..................................         16,920
      2,800        NiSource, Inc ...............................         48,244
      1,700        Northeast Utilities .........................         28,730
        700        NSTAR .......................................         27,685
      1,000        OGE Energy Corp .............................         16,870
      5,200      * P G & E Corp ................................         58,552
        500        Peoples Energy Corp .........................         16,845
      2,000        Pepco Holdings, Inc .........................         39,900
      1,000        Pinnacle West Capital Corp ..................         27,760
      2,000        PPL Corp ....................................         65,080
      2,700        Public Service Enterprise Group, Inc ........         82,350
      1,200        Puget Energy, Inc ...........................         24,492
      1,000        Questar Corp ................................         22,840
     18,000      * Qwest Communications International, Inc .....         41,040
        700      * Reliant Resources, Inc ......................          1,225
      1,400        SCANA Corp ..................................         36,428
      2,400        Sempra Energy ...............................         47,160
      9,400      * Sprint Corp (PCS Group) .....................         18,424
      2,000        TECO Energy, Inc ............................         31,760
        700        Telephone & Data Systems, Inc ...............         35,315
        200      * U.S. Cellular Corp ..........................          5,916
        900        Vectren Corp ................................         19,800
        300      * West Corp ...................................          4,200
      6,300        Williams Cos, Inc ...........................         14,238
      1,500        Wisconsin Energy Corp .......................         36,450
      5,200        Xcel Energy, Inc ............................         48,412
                                                                   ------------
                   TOTAL UTILITIES                                    2,115,706
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $26,965,616)                              25,278,299
                                                                   ------------
                   TOTAL PORTFOLIO--99.75%
                     (COST $26,965,616)                              25,278,299
                   OTHER ASSETS & LIABILITIES, NET--0.25%                64,429
                                                                   ------------
                   NET ASSETS--100.00%                             $ 25,342,728
                                                                   ============

----------
*  Non-income producing

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $26,965,616. Net unrealized depreciation of portfolio investments aggregated $1,687,317 of which $189,221 related to appreciated portfolio investments and $1,876,538 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       SEE NOTES TO FINANCIAL STATEMENTS

                     2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 55

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
COMMON STOCK--99.76%
 AEROSPACE AND DEFENSE--0.92%
      3,900      * Armor Holdings, Inc .........................   $     58,461
      2,800      * DRS Technologies, Inc .......................        104,216
        900      * Dynamics Research Corp ......................         13,122
      1,400        Engineered Support Systems, Inc .............         79,856
      2,000      * Herley Industries, Inc ......................         37,140
      2,100      * Hexcel Corp .................................          5,208
      1,200      * Integrated Defense Technology, Inc ..........         23,640
      7,100      * Orbital Sciences Corp .......................         24,140
      1,900      * Remec, Inc ..................................          6,479
      2,900      * Teledyne Technologies, Inc ..................         52,664
      2,000      * Viasat, Inc .................................         12,600
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                          417,526
                                                                   ------------
 BASIC INDUSTRIES--4.72%
      1,600      * Aaon, Inc ...................................         27,072
        700      * AEP Industries, Inc .........................         18,921
      8,200      * Airgas, Inc .................................        107,666
      4,000        Albany International Corp (Class A) .........         75,920
        800        American Woodmark Corp ......................         40,592
        500      * Applied Films Corp ..........................          5,470
      3,900        Arch Coal, Inc ..............................         64,545
        200      * Baker (Michael) Corp ........................          2,060
        600      * BWAY Corp ...................................          8,340
      3,800      * Cabot Microelectronics Corp .................        141,512
      2,200        Cambrex Corp ................................         80,960
      2,200        Carlisle Cos, Inc ...........................         80,696
        200        Centex Construction Products, Inc ...........          7,140
      4,200        Clarcor, Inc ................................        128,940
      1,800      * Collins & Aikman Corp .......................          6,462
      2,200        Crompton Corp ...............................         22,110
        800        Deltic Timber Corp ..........................         17,584
      2,100      * Dionex Corp .................................         53,676
        100      * Drew Industries, Inc ........................          1,555
     10,900      * Earthshell Corp .............................          7,630
      3,200        ElkCorp .....................................         54,624
        200      * EMCOR Group, Inc ............................          9,940
        600      * Encore Wire Corp ............................          5,280
      2,500      * Energy Conversion Devices, Inc ..............         27,125
      2,800        Ferro Corp ..................................         64,680
        600        Florida Rock Industries, Inc ................         18,336
      2,300      * FMC Corp ....................................         59,386
      1,100      * Foamex International, Inc ...................          6,050
      2,400        Georgia Gulf Corp ...........................         54,888
      1,400        Glatfelter ..................................         16,170
        400        Granite Construction, Inc ...................          6,592
     14,300      * Hecla Mining Co .............................         51,051
      2,500      * Hovnanian Enterprises, Inc (Class A) ........         84,500
        700      * Imco Recycling, Inc .........................          4,235
      3,700      * Insituform Technologies, Inc (Class A) ......         53,091
      1,900      * Jarden Corp .................................         51,585
        200      * Liquidmetal Technologies ....................          1,598
      3,600      * Lone Star Technologies, Inc .................         42,660
      1,700        LSI Industries, Inc .........................         17,238
        900      * Lydall, Inc .................................         10,620
      2,100        MacDermid, Inc ..............................         41,895
        300      * Mobile Mini, Inc ............................          3,885
        200      * Northwest Pipe Co ...........................          3,578
      7,900        Olin Corp ...................................        129,402
      2,200      * Palm Harbor Homes, Inc ......................         25,544
        900        Penford Corp ................................         12,150
      2,300      * Penwest Pharmaceuticals Co ..................         19,159
      1,300        Quaker Chemical Corp ........................         25,012
      2,100        Royal Gold, Inc .............................         40,047
      2,500      * Simpson Manufacturing Co, Inc ...............         78,475
      1,200        Spartech Corp ...............................         25,392
      2,700      * Steel Dynamics, Inc .........................         35,343
        300        Tredegar Corp ...............................          5,025
        900      * Trex Co, Inc ................................         24,606
        400        Wausau-Mosinee Paper Corp ...................          3,684
      1,200      * WCI Communities, Inc ........................         15,240
      2,700        WD-40 Co ....................................         78,030
      2,000        West Pharmaceutical Services, Inc ...........         42,840
        100      * William Lyon Homes, Inc .....................          2,292
      3,500     b* WR Grace & Co ...............................          5,600
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             2,155,699
                                                                   ------------
 CONSUMER CYCLICAL--13.60%
        900      * 1-800 Contacts, Inc .........................          9,000
      2,100        Aaron Rents, Inc ............................         48,300
     11,700      * Acclaim Entertainment, Inc ..................         12,870
      1,100      * Acme Communication, Inc .....................          8,580
      2,600        Action Performance Cos, Inc .................         66,820
      2,000        Advanced Marketing Services, Inc ............         27,580
      1,200      * Aeropostale, Inc ............................         18,480
      2,400      * AFC Enterprises, Inc ........................         48,456
      1,200      * Aftermarket Technology Corp .................         15,516
        300      * Alexander's, Inc ............................         18,300
      6,300      * Alliance Gaming Corp ........................         97,398
      1,600      * Ameristar Casinos, Inc ......................         30,336
      2,000      * AnnTaylor Stores Corp .......................         46,060
      4,500        Apogee Enterprises, Inc .....................         49,230
      1,100        Arctic Cat, Inc .............................         15,356
        200      * Arden Group, Inc (Class A) ..................         11,102
      3,300      * Argosy Gaming Co ............................         75,768
        600      * Bally Total Fitness Holding Corp ............          5,946
        300        Barnes Group, Inc ...........................          6,027
      1,000      * Beasley Broadcast Group, Inc (Class A) ......         12,560
        700      * Bebe Stores, Inc ............................          8,267
        800      * Benihana, Inc (Class A) .....................          9,920
        600        Bob Evans Farms, Inc ........................         14,220
      1,600      * Boyd Gaming Corp ............................         29,872
      2,900      * Boyds Collection Ltd ........................         18,676
      2,500      * Buca, Inc ...................................         20,000
        100      * Buckle, Inc .................................          2,010
        400      * Cache, Inc ..................................          5,320
      2,400      * California Pizza Kitchen, Inc ...............         55,224
      2,500        Cato Corp (Class A) .........................         47,450
      1,400      * Champps Entertainment, Inc ..................         10,962
      1,200      * Charlotte Russe Holding, Inc ................         11,400
      1,200      * Checkers Drive-In Restaurant ................          9,600
        200      * Cherokee, Inc ...............................          3,226
      1,700      * Chicago Pizza & Brewery, Inc ................         11,713
      1,900      * Children's Place Retail Stores, Inc .........         19,190
      4,000      * Christopher & Banks Corp ....................        100,480
      1,200      * CKE Restaurants, Inc ........................          4,800
      1,400        Claire's Stores, Inc ........................         30,520
        200      * Coldwater Creek, Inc ........................          2,636
        200      * Cole National Corp ..........................          2,510
        900        CPI Corp ....................................         12,375
      1,400      * Cross Media Marketing Corp ..................          1,050
        800      * DHB Industries, Inc .........................          1,696
        800        Dover Downs Gaming & Entertainment, Inc .....          6,512
        700      * Dress Barn, Inc .............................         10,892
      1,800      * Elizabeth Arden, Inc ........................         21,582
        600      * Escalade, Inc ...............................         11,910
      1,400      * EUniverse, Inc ..............................          4,102
      3,500        Factset Research Systems, Inc ...............         92,925
      3,400      * Fossil, Inc .................................         68,170
      3,600        Fred's, Inc .................................        107,489
      1,200        G & K Services, Inc (Class A) ...............         40,620

                       SEE NOTES TO FINANCIAL STATEMENTS

56  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER CYCLICAL--(Continued)
      2,700      * Genesco, Inc ................................   $     37,260
        100        Gray Television, Inc (Class A) ..............          1,345
        100        Grey Global Group, Inc ......................         59,000
      2,500      * Group 1 Automotive, Inc .....................         55,875
      3,100      * GSI Commerce, Inc ...........................         15,655
      2,300      * Guitar Center, Inc ..........................         43,194
      2,200      * Gulfmark Offshore, Inc ......................         38,060
      4,000      * Gymboree Corp ...............................         65,240
      1,500        Hancock Fabrics, Inc ........................         24,225
      1,000        Haverty Furniture Cos, Inc ..................         12,500
      1,200      * Hibbett Sporting Goods, Inc .................         24,900
      6,300        Hollinger International, Inc ................         57,267
        900      * Hollywood Casino Corp (Class A) .............         10,872
      4,900      * Hollywood Entertainment Corp ................         71,148
      5,300      * Hot Topic, Inc ..............................         95,559
      2,800      * iDine Rewards Network, Inc ..................         25,900
      2,900      * IHOP Corp ...................................         69,890
      1,700      * Information Holdings, Inc ...................         36,805
        600      * Insight Communications Co, Inc ..............          5,538
      2,900      * Intertan, Inc ...............................         20,242
      1,600      * Isle Of Capri Casinos, Inc ..................         26,688
      2,900      * Jack In The Box, Inc ........................         66,120
        200      * Jakks Pacific, Inc ..........................          2,224
        200      * Jo-Ann Stores, Inc (Class A) ................          5,608
        700      * Kenneth Cole Productions, Inc (Class A) .....         14,210
        300      * Keystone Automotive Industries, Inc .........          4,950
      1,800      * Kirby Corp ..................................         40,716
      3,600      * Kroll, Inc ..................................         71,388
      1,100        K-Swiss, Inc (Class A) ......................         23,507
      2,600        Libbey, Inc .................................         82,836
      5,700      * Linens `n Things, Inc .......................        104,709
        600      * Lodgenet Entertainment Corp .................          4,596
      1,100        Marine Products Corp ........................         11,671
      1,700      * Martha Stewart Living Omnimedia, Inc
                     (Class A) .................................         11,900
      8,900      * Mediacom Communications Corp ................         47,793
      1,700      * Medis Technologies Ltd ......................          7,276
      1,700      * Men's Wearhouse, Inc ........................         24,990
      3,100      * Metro One Telecommunications, Inc ...........         26,350
      2,800      * Micros Systems, Inc .........................         64,932
      4,800      * Midway Games, Inc ...........................         26,304
      2,800      * Monaco Coach Corp ...........................         56,084
        500      * Monarch Casino & Resort, Inc ................          6,660
        200      * Mossimo, Inc ................................          1,176
        500      * Mothers Work, Inc ...........................         19,015
      2,900      * Movie Gallery, Inc ..........................         43,529
      3,200      * MTR Gaming Group, Inc .......................         29,472
      1,700      * Multimedia Games, Inc .......................         33,475
      5,000      * Nautilus Group, Inc .........................         97,500
      4,500      * Oakley, Inc .................................         45,225
      2,400      * O'Charley's, Inc ............................         44,978
      1,700        Oshkosh B'gosh, Inc (Class A) ...............         58,412
      1,500        Oshkosh Truck Corp ..........................         84,600
      2,700      * P.F. Chang's China Bistro, Inc ..............         78,381
      5,100      * Pacific Sunwear Of California, Inc ..........        103,836
      3,900      * Panera Bread Co (Class A) ...................        105,300
      2,000      * Papa John's International, Inc ..............         58,260
      1,400      * Parkervision, Inc ...........................         15,820
      1,100      * Payless Shoesource, Inc .....................         59,411
      5,100      * Penn National Gaming, Inc ...................         96,288
      1,300      * Penton Media, Inc ...........................            312
      9,800      * Pinnacle Systems, Inc .......................        105,840
      2,300      * PLATO Learning, Inc .........................         15,295
      2,300      * Playboy Enterprises, Inc (Class B) ..........         21,988
      5,100      * Presstek, Inc ...............................         13,005
        100      * Pricesmart, Inc .............................          2,000
     16,000      * Primedia, Inc ...............................         22,240
      2,400      * Private Media Group, Inc ....................          5,664
      2,400      * Quiksilver, Inc .............................         54,216
      1,400      * Racing Champions Ertl Corp ..................         22,876
      3,100      * Rare Hospitality International, Inc .........         72,602
      2,400      * Regent Communications, Inc ..................         12,192
      5,100        Regis Corp ..................................        144,279
      3,200      * Resources Connection, Inc ...................         46,112
      1,000        Riviana Foods, Inc ..........................         22,900
      7,500      * Ryan's Family Steak Houses, Inc .............         91,275
      2,500      * Saga Communications, Inc (Class A) ..........         46,250
      1,500      * Salem Communications Corp (Class A) .........         33,630
      1,300        Schawk, Inc .................................         12,766
      7,200      * Scientific Games Corp (Class A) .............         48,247
      3,000      * SCP Pool Corp ...............................         82,230
        400      * Shoe Carnival, Inc ..........................          5,700
      3,000      * Shuffle Master, Inc .........................         55,830
      6,100      * Sonic Corp ..................................        140,910
      7,800      * Sotheby's Holdings, Inc (Class A) ...........         54,600
      6,000      * Spanish Broadcasting System, Inc (Class A) ..         39,300
      1,600        Spartan Motors, Inc .........................         18,080
      2,100        Speedway Motorsports, Inc ...................         49,455
      4,000      * Sports Resorts International, Inc ...........         16,680
      1,500      * Stage Stores, Inc ...........................         32,535
        800      * Stanley Furniture Co, Inc ...................         16,992
      3,300      * Station Casinos, Inc ........................         56,133
      2,100      * Stein Mart, Inc .............................         12,264
        100      * Steven Madden Ltd ...........................          1,440
      3,000        Sturm Ruger & Co, Inc .......................         36,600
      2,100        Superior Industries International, Inc ......         98,868
      4,300      * Sylvan Learning Systems, Inc ................         58,824
        900        Tanger Factory Outlet Centers, Inc ..........         25,182
      2,800      * The Sports Authority, Inc ...................         16,716
      1,200      * The Steak n Shake Co ........................         13,200
      2,600        Thor Industries, Inc ........................         90,376
      6,600      * THQ, Inc ....................................        137,280
      5,700      * Too, Inc ....................................        132,696
      5,900      * Topps Co, Inc ...............................         50,858
        800      * Tropical Sportswear International Corp ......         10,384
      5,300      * Tyler Technologies, Inc .....................         23,320
      2,300      * Universal Electronics, Inc ..................         20,585
      1,300      * Urban Outfitters, Inc .......................         31,577
      4,400      * Vastera, Inc ................................          9,460
      2,200      * Westpoint Stevens, Inc ......................          2,156
      3,800      * Wet Seal, Inc (Class A) .....................         38,000
      2,000        Winnebago Industries, Inc ...................         79,060
        200      * WMS Industries, Inc .........................          2,820
        700        Woodward Governor Co ........................         33,179
      1,600      * World Wrestling Federation
                     Entertainment, Inc ........................         13,392
        900      * Young Broadcasting, Inc (Class A) ...........          7,803
      1,600      * Zomax, Inc ..................................          6,240
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                            6,212,083
                                                                   ------------
 CONSUMER NON-CYCLICAL--5.13%
      2,100      * 1-800-Flowers.com, Inc (Class A) ............         14,700
      2,100      * 7-Eleven, Inc ...............................         17,997
      2,000      * AC Moore Arts & Crafts, Inc .................         42,260
      2,200      * American Italian Pasta Co (Class A) .........         78,518
      2,200        Blyth, Inc ..................................         61,380
      1,500      * Boston Beer Co, Inc (Class A) ...............         20,850
        500        Bridgford Foods Corp ........................          5,030
      6,000      * Cadiz, Inc ..................................         18,000
      6,000      * Chiquita Brands International, Inc ..........         92,700
        200        Coca-Cola Bottling Co Consolidated ..........          9,380
      3,300      * Cost Plus, Inc ..............................         88,605

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  57

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER NON-CYCLICAL--(Continued)
        400        Deb Shops, Inc ..............................   $      9,972
        700      * DEL Laboratories, Inc .......................         12,656
      2,500      * Del Monte Foods Co ..........................         20,425
      3,400        Delta & Pine Land Co ........................         63,716
      3,000      * Duane Reade, Inc ............................         48,000
      1,700      * Electronics Boutique Holdings Corp ..........         46,665
      2,100      * Factory 2-U Stores, Inc .....................          4,074
      2,700      * FAO, Inc ....................................          7,695
      6,800        Fleming Cos, Inc ............................         34,000
        200      * Flowers Foods, Inc ..........................          4,546
      3,100      * FTI Consulting, Inc .........................        123,256
        900      * Gaiam, Inc ..................................         10,323
      1,600      * Galyans Trading Co, Inc .....................         16,016
      1,000      * Gart Sports Co ..............................         18,870
        500      * Green Mountain Coffee, Inc ..................          6,445
      1,100      * Horizon Organic Holding Corp ................         17,160
      6,800      * Insight Enterprises, Inc ....................         69,020
        500        Inter Parfums, Inc ..........................          3,341
        300      * International Multifoods Corp ...............          5,880
      3,300        Interstate Bakeries Corp ....................         87,681
        600      * J & J Snack Foods Corp ......................         22,110
      3,200        J.M. Smucker Co .............................        117,440
      3,000      * Jill (J.) Group, Inc ........................         52,260
      4,000        Lance, Inc ..................................         51,000
      2,800      * Marvel Enterprises, Inc .....................         19,600
      2,300      * Monterey Pasta Co ...........................         10,695
      1,700        Nash Finch Co ...............................         23,120
        500      * National Beverage Corp ......................          6,830
        200        Nature's Sunshine Products, Inc .............          2,166
      6,800      * NBTY, Inc ...................................         88,264
        700      * NetFlix, Inc ................................          6,790
      2,100        Nu Skin Enterprises, Inc (Class A) ..........         25,620
      1,200        Oneida Ltd ..................................         16,716
        300      * Overstock.com, Inc ..........................          1,785
      1,000      * Party City Corp .............................         13,750
        300      * Pathmark Stores, Inc ........................          2,745
        200      * PC Connection, Inc ..........................            812
      1,400      * Peets Coffee & Tea, Inc .....................         17,920
     10,200      * Perrigo Co ..................................        108,426
     21,000      * Priceline.com, Inc ..........................         30,660
      2,600      * Princeton Review, Inc .......................         15,600
      3,000      * Restoration Hardware, Inc ...................         13,500
        300        Russ Berrie & Co, Inc .......................          9,003
        900        Sanderson Farms, Inc ........................         14,400
      2,500        Schweitzer-Mauduit International, Inc .......         53,375
      1,500        Sensient Technologies Corp ..................         31,695
      1,100      * Sharper Image Corp ..........................         21,032
      3,200      * Shop At Home, Inc ...........................          7,488
      2,400      * Skechers U.S.A., Inc (Class A) ..............         22,896
        700        Tasty Baking Co .............................          8,925
        200        Thomas Industries, Inc ......................          4,960
        900      * Tractor Supply Co ...........................         28,602
      1,400      * Tuesday Morning Corp ........................         25,494
      4,900        Tupperware Corp .............................         81,438
        300      * Tweeter Home Entertainment Group, Inc .......          2,070
      3,200      * United Natural Foods, Inc ...................         73,696
        700        Universal Corp ..............................         24,549
      3,400      * Valuevision International, Inc (Class A) ....         39,984
      3,570        Vector Group Ltd ............................         44,946
      1,400      * Virbac Corp .................................          7,112
        300        Weis Markets, Inc ...........................         10,044
      1,800      * Whitehall Jewellers, Inc ....................         18,936
      3,200      * Wild Oats Markets, Inc ......................         29,056
      4,500      * Yankee Candle Co, Inc .......................         77,265
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                        2,343,936
                                                                   ------------
 ENERGY--4.52%
      1,500      * Atwood Oceanics, Inc ........................         43,875
      2,800        Berry Petroleum Co (Class A) ................         47,572
      6,200      * Cal Dive International, Inc .................        125,035
      1,600        CARBO Ceramics, Inc .........................         57,344
     22,300        Chesapeake Energy Corp ......................        147,180
      1,000      * Dril-Quip, Inc ..............................         16,850
      3,200      * Evergreen Resources, Inc ....................        131,136
      2,600      * Exploration Co Of Delaware, Inc .............         13,494
      4,300        Frontier Oil Corp ...........................         53,320
      2,600        Getty Realty Corp ...........................         49,608
      9,600      * Global Industries Ltd .......................         39,648
     28,400      * Grey Wolf, Inc ..............................        102,240
        400      * Gulf Island Fabrication, Inc ................          4,704
        900      * Hanover Compressor Co .......................          7,470
      2,900      * Harvest Natural Resources, Inc ..............         15,747
      1,600      * Horizon Offshore, Inc .......................          6,738
      1,300      * Houston Exploration Co ......................         40,495
      2,000      * Hydril Co ...................................         49,760
     15,200      * Key Energy Services, Inc ....................        119,776
      2,200      * Key Production Co, Inc ......................         35,640
      8,000      * Magnum Hunter Resources, Inc ................         42,000
      6,500      * Maverick Tube Corp ..........................         57,655
      2,600      * Oceaneering International, Inc ..............         66,170
      4,000        Patina Oil & Gas Corp .......................        114,000
      4,000      * Plains Resources, Inc .......................        103,120
      1,700      * Prima Energy Corp ...........................         35,649
      2,400      * Pure Resources, Inc .........................         53,760
      2,700      * Remington Oil & Gas Corp ....................         38,070
      1,800        RPC, Inc ....................................         17,820
      3,700      * Spinnaker Exploration Co ....................        106,190
        300        St. Mary Land & Exploration Co ..............          7,170
      1,700      * Stone Energy Corp ...........................         55,250
      8,400      * Superior Energy Services, Inc ...............         54,600
      6,100      * Unit Corp ...................................        116,815
      1,200        Vintage Petroleum, Inc ......................         12,960
      3,900      * W-H Energy Services, Inc ....................         67,470
        400        World Fuel Services Corp ....................          7,720
                                                                   ------------
                   TOTAL ENERGY                                       2,064,051
                                                                   ------------
 FINANCIAL SERVICES--16.67%
        400        Alabama National Bancorp ....................         18,112
      3,000        Alexandria Real Estate Equities, Inc ........        127,440
      3,100        Alfa Corp ...................................         37,975
        300        Allegiant Bancorp, Inc ......................          4,875
      2,200        American Capital Strategies Ltd .............         41,448
      1,400        American Home Mortgage Holdings, Inc ........         15,442
        300        American National Bankshares, Inc ...........          8,238
     15,200      * Ameritrade Holding Corp .....................         56,696
      3,500        Anchor Bancorp Wisconsin, Inc ...............         70,700
        400        Apex Mortgage Capital, Inc ..................          4,476
      1,100        Arrow Financial Corp ........................         31,515
        300        Bank Of Granite Corp ........................          5,400
        500        Bank Of The Ozarks, Inc .....................         11,450
        100      * BKF Capital Group, Inc ......................          2,108
      3,000        Boston Private Financial Holdings, Inc ......         63,900
      9,800        Brookline Bancorp, Inc ......................        115,160
        600        Bryn Mawr Bank Corp .........................         23,688
        100        BSB Bancorp, Inc ............................          1,991
        200        Camden National Corp ........................          5,200
      1,200        Capitol Bancorp Ltd .........................         20,904
      1,300        Cascade Bancorp .............................         17,732
      2,600        Cathay Bancorp, Inc .........................        101,400

                       SEE NOTES TO FINANCIAL STATEMENTS

58  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(Continued)
        200        CBL & Associates Properties, Inc ............   $      7,750
        200        CCBT Financial Cos, Inc .....................          5,234
      1,600      * CCC Information Services Group, Inc .........         20,912
        500        Centennial Bancorp ..........................          4,340
      1,200      * Central Coast Bancorp .......................         22,188
        300        Century Bancorp, Inc (Class A) ..............          7,962
        100        Charter Financial Corp ......................          2,806
      3,800        Chateau Communities, Inc ....................        100,358
      4,700        Chelsea Property Group, Inc .................        158,625
        300        Chemical Financial Corp .....................          8,658
      5,000        Chittenden Corp .............................        148,000
      3,800      * Citizens, Inc ...............................         34,124
        800        City Bank ...................................         23,152
      1,700        City Holding Co .............................         43,758
        800      * Clark/Bardes, Inc ...........................         14,232
      1,400        Coastal Financial Corp ......................         18,956
      1,200        CoBiz, Inc ..................................         19,320
        900        Columbia Bancorp ............................         16,983
        200        Commonwealth Bancorp, Inc ...................          9,200
        900        Community Banks, Inc ........................         24,156
      2,700        Community First Bankshares, Inc .............         75,276
        700      * CompuCredit Corp ............................          3,710
      1,100        CPB, Inc ....................................         50,787
      4,400        Crawford & Co (Class B) .....................         27,764
      1,700      * Credit Acceptance Corp ......................         13,940
      4,400        Crown American Realty Trust .................         40,436
      3,300      * CSK Auto Corp ...............................         41,184
      4,400        CVB Financial Corp ..........................         96,536
      3,700        Dime Community Bancshares ...................         79,254
      2,400        East West Bancorp, Inc ......................         81,024
      2,400        Essex Property Trust, Inc ...................        118,656
      2,400      * Euronet Worldwide, Inc ......................         12,072
        200        F & M Bancorp ...............................          6,320
        100        Farmers Capital Bank Corp ...................          3,337
      1,300      * Federal Agricultural Mortgage Corp
                     (Class C) .................................         38,363
      6,500        Federal Realty Investment Trust .............        175,500
      1,900      * Financial Federal Corp ......................         60,515
      1,300        Financial Institutions, Inc .................         35,295
      3,700        First Bancorp (Puerto Rico) .................        141,044
      1,500        First Busey Corp (Class A) ..................         34,005
      1,200        First Community Bancorp .....................         34,728
        700        First Community Bancshares, Inc .............         20,622
        100        First Essex Bancorp, Inc ....................          3,305
        200        First Federal Capital Corp ..................          3,886
        400        First Financial Bancorp .....................          7,124
        900        First Financial Bankshares, Inc .............         32,796
        400        First Financial Holdings, Inc ...............         10,828
        700        First National Corp .........................         19,320
      1,600        First Niagara Financial Group, Inc ..........         50,544
        200        First Oak Brook Bancshares, Inc .............          5,946
        300        First Of Long Island Corp ...................          9,975
        300      * First Republic Bank .........................          6,525
        300        First Sentinel Bancorp, Inc .................          4,059
        500        First South Bancorp, Inc ....................         17,825
        900        First State Bancorp .........................         22,185
        200        Flagstar Bancorp, Inc .......................          4,140
        200        Flushing Financial Corp .....................          3,336
        100        FNB Corp (Virginia) .........................          3,072
        500        Franklin Financial Corp .....................         12,320
      2,100      * Friedman, Billings, Ramsey Group, Inc .......         21,273
      2,700        Frontier Financial Corp .....................         68,796
      1,000      * Gabelli Asset Management, Inc (Class A) .....         29,650
        500        Gables Residential Trust ....................         13,355
      4,300      * Gartner, Inc (Class A) ......................         34,830
      1,900        Glacier Bancorp, Inc ........................         43,282
        500        Gladstone Capital Corp ......................          8,440
      4,000        Glimcher Realty Trust .......................         74,960
        300        Gold Banc Corp, Inc .........................          2,910
        400        Granite State Bankshares, Inc ...............         13,516
        900        Great Southern Bancorp, Inc .................         33,714
      1,600      * Hanmi Financial Corp ........................         24,000
        700        Harbor Florida Bancshares, Inc ..............         14,315
      3,200        Harleysville National Corp ..................         77,248
      4,800        Hilb, Rogal & Hamilton Co ...................        198,000
      9,200        Hooper Holmes, Inc ..........................         57,040
      1,800        Humboldt Bancorp ............................         21,564
      2,000        Independent Bank Corp (Massachusetts) .......         39,760
        700        Independent Bank Corp (Michigan) ............         23,170
      1,400        Interchange Financial Services Corp .........         23,170
      3,800        International Bancshares Corp ...............        147,782
      1,300        Investors Real Estate Trust .................         13,767
        100        Irwin Financial Corp ........................          1,700
      7,100      * ITT Educational Services, Inc ...............        133,267
      2,700        Jefferies Group, Inc ........................        103,032
        700      * Jones Lang LaSalle, Inc .....................         14,392
        900      * Knight Trading Group, Inc ...................          3,375
      1,900        Lakeland Bancorp, Inc .......................         32,395
        700        Lakeland Financial Corp .....................         16,583
        200        Leeds Federal Bankshares, Inc ...............          6,342
        600      * LendingTree, Inc ............................          8,844
        200      * Local Financial Corp ........................          2,762
        200        LSB Bancshares, Inc .........................          3,288
      5,500        Macerich Co .................................        170,390
      1,100        MAF Bancorp, Inc ............................         33,990
      1,700        Main Street Banks, Inc ......................         31,501
      2,200        Manufactured Home Communities, Inc ..........         70,136
        100        MB Financial, Inc ...........................          3,350
      1,200        MCG Capital Corp ............................         15,816
        400        Merchants Bancshares, Inc ...................          9,880
        500      * Meritage Corp ...............................         17,725
      1,500        MFA Mortgage Investments, Inc ...............         12,150
      2,600        Mid Atlantic Realty Trust ...................         41,678
        500        Mid-State Bancshares ........................          8,200
      1,600        Midwest Banc Holdings, Inc ..................         30,544
      3,700        Mills Corp ..................................        109,742
        900        Mission West Properties, Inc ................          9,972
      1,000        Mississippi Valley Bancshares, Inc ..........         49,820
        700        Nara Bancorp, Inc ...........................         12,089
        400        NASB Financial, Inc .........................          8,316
      3,000        National Penn Bancshares, Inc ...............         83,880
        900        Nationwide Health Properties, Inc ...........         15,345
        266        NBC Capital Corp ............................          6,677
      2,500        NBT Bancorp, Inc ............................         43,175
      2,600      * NetBank, Inc ................................         27,066
      2,300        New Century Financial Corp ..................         53,820
      1,800        Northwest Bancorp, Inc ......................         22,914
        900        OceanFirst Financial Corp ...................         18,540
        300        Old Second Bancorp, Inc .....................         11,454
      2,000        Oriental Financial Group, Inc ...............         44,000
      5,900        Pacific Capital Bancorp .....................        160,232
      2,200        Pacific Northwest Bancorp ...................         59,906
      1,100      * Pacific Union Bank ..........................         12,331
        200        Partners Trust Financial Group, Inc .........          2,794
        500        Peapack Gladstone Financial Corp ............         32,500
      1,200        Pennrock Financial Services Corp ............         34,800
      2,400        Pennsylvania Real Estate Investment Trust ...         61,824
        600        Peoples Bancorp, Inc ........................         15,420
        600        PrivateBancorp, Inc .........................         18,342
        900        Prosperity Bancshares, Inc ..................         15,327

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  59

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(Continued)
        400        Provident Bancorp, Inc ......................   $     11,380
        300        Provident Bankshares Corp ...................          6,474
      1,500        R & G Financial Corp (Class B) ..............         32,730
      1,700        Republic Bancorp, Inc .......................         22,100
        400        Royal Bancshares Of Pennsylvania (Class A) ..          7,320
      4,100        S & T Bancorp, Inc ..........................        103,238
      1,000        S.Y. Bancorp, Inc ...........................         34,730
      1,200        Sandy Spring Bancorp, Inc ...................         36,960
        400        Saul Centers, Inc ...........................          9,288
        400      * Saxon Capital, Inc ..........................          4,428
        400        Seacoast Banking Corp Of Florida ............          7,672
        300        Seacoast Financial Services Corp ............          6,021
        300        Second Bancorp, Inc .........................          8,019
        400        Sizeler Property Investors ..................          4,024
      2,600      * Southwest Bancorp Of Texas, Inc .............         94,666
        200        State Bancorp, Inc ..........................          3,550
      8,600        Staten Island Bancorp, Inc ..................        149,640
        500        Sterling Bancorp ............................         13,265
      3,200        Sterling Bancshares, Inc ....................         41,824
      2,100        Sterling Financial Corp (Pennsylvania) ......         48,993
      2,000        Suffolk Bancorp .............................         64,400
        200        Summit Bancshares, Inc ......................          4,210
        100        Sun Bancorp, Inc ............................          2,248
      1,500        Sun Communities, Inc ........................         55,050
        800        Susquehanna Bancshares, Inc .................         17,320
      2,800      * Syntroleum Corp .............................          4,648
      1,500        Texas Regional Bancshares, Inc (Class A) ....         50,235
        100        Three Rivers Bancorp, Inc ...................          1,600
      1,000        Tompkins Trustco, Inc .......................         42,900
      2,400        Town & Country Trust ........................         50,472
        500      * Triad Guaranty, Inc .........................         17,410
        500        Trico Bancshares ............................         12,650
        800        Trust Co Of New Jersey ......................         20,360
     12,100        Trustco Bank Corp NY ........................        127,994
      1,000        U.S.B. Holding Co, Inc ......................         18,430
      3,000        UCBH Holdings, Inc ..........................        117,870
      3,300        Umpqua Holdings Corp ........................         54,219
      6,200        United Bankshares, Inc ......................        179,862
      2,800        United Community Banks, Inc .................         68,040
      2,300        United National Bancorp .....................         47,334
        300        Universal Health Realty Income Trust ........          7,785
        200        Value Line, Inc .............................          7,800
        400      * VIB Corp ....................................          5,988
      1,000        Virginia Financial Group, Inc ...............         30,030
      3,300        W Holding Co, Inc ...........................         53,790
        100        Warwick Community Bancorp ...................          2,700
      6,200        Washington Real Estate Investment Trust .....        157,356
      2,100        Washington Trust Bancorp, Inc ...............         41,454
        700        Westcorp ....................................         14,000
      1,000      * WFS Financial, Inc ..........................         20,740
      2,100        Wintrust Financial Corp .....................         60,165
        200      * World Acceptance Corp .......................          1,584
      1,000        WSFS Financial Corp .........................         28,000
        200        Zenith National Insurance Corp ..............          5,283
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                           7,610,535
                                                                   ------------
 HEALTH CARE--20.76%
      1,900      * aaiPharma, Inc ..............................         22,783
      5,200      * Adolor Corp .................................         72,904
      1,500      * Advanced Neuromodulation Systems, Inc .......         49,920
     12,000      * Advanced Tissue Sciences, Inc ...............          9,240
        800      * Advisory Board Co/The .......................         23,696
      4,200      * Aksys Ltd ...................................         23,562
      2,000      * Alaris Medical, Inc .........................          9,540
      3,500      * Albany Molecular Research, Inc ..............         59,605
        400      * Align Technology, Inc .......................          1,104
      9,100      * Alkermes, Inc ...............................         71,799
        200      * Alliance Imaging, Inc .......................          2,392
      3,800      * Allos Therapeutics, Inc .....................         32,224
      3,300      * Allscripts Healthcare Solutions, Inc ........          9,438
      1,800      * American Healthways, Inc ....................         29,106
      3,300      * American Medical Systems Holdings, Inc ......         68,475
      1,100      * American Pharmaceutical Partners, Inc .......         17,963
      1,600      * AMERIGROUP Corp .............................         53,680
      3,400      * Ameripath, Inc ..............................         50,660
      3,400      * Amsurg Corp .................................        102,578
      7,500      * Amylin Pharmaceuticals, Inc .................        124,650
      3,600      * Antigenics, Inc .............................         29,088
      3,000      * Aphton Corp .................................          6,720
      6,000      * Applera Corp (Celera Genomics Group) ........         47,700
      6,900      * Apria Healthcare Group, Inc .................        162,564
      4,800      * Ariad Pharmaceuticals, Inc ..................         15,168
      3,200      * Array Biopharma, Inc ........................         24,928
        700      Arrow International, Inc ......................         22,519
      3,300      * Arthrocare Corp .............................         39,996
      4,100      * Atherogenics, Inc ...........................         25,666
      3,400      * Atrix Laboratories, Inc .....................         50,320
      7,000      * AVANIR Pharmaceuticals (Class A) ............          8,050
      2,000      * Benthley Pharmaceuticals, Inc ...............         17,000
      9,800      * Beverly Enterprises, Inc ....................         23,716
      6,000      * BioMarin Pharmaceutical, Inc ................         34,740
      3,100      * Biopure Corp ................................         10,850
      2,800      * Bio-Rad Laboratories, Inc (Class A) .........        105,448
        900      * Bio-Reference Labs, Inc .....................          5,850
        600      * Bioreliance Corp ............................         12,492
      1,900      * Biosite, Inc ................................         55,081
      1,100      * Bone Care International, Inc ................          6,358
      1,400      * Bradley Pharmaceuticals, Inc ................         12,264
      2,000      * Britesmile, Inc .............................          1,500
      1,200      * Bruker AXS, Inc .............................          2,520
      1,900      * Bruker Daltonics, Inc .......................          9,709
      2,100      * Caliper Technologies Corp ...................          8,799
      1,100      * Cantel Medical Corp .........................         11,110
      7,300      * Cardiac Science, Inc ........................         14,454
      5,300      * Cardiodynamics International Corp ...........         15,158
        700      * Centene Corp ................................         18,683
      4,300      * Cepheid, Inc ................................         16,555
      2,300      * Cerus Corp ..................................         38,341
        500      * Chattem, Inc ................................         20,415
      2,000      * Cholestech Corp .............................         20,740
      1,000      * Cima Labs, Inc ..............................         25,150
      2,100      * Ciphergen Biosystems, Inc ...................          6,300
        900      * Closure Medical Corp ........................         10,044
      1,600      * Cobalt Corp .................................         26,720
      3,100      * Columbia Laboratories, Inc ..................         13,950
        400      * Computer Programs & Systems, Inc ............          8,552
      2,800      * Conceptus, Inc ..............................         42,840
      2,300      * Conmed Corp .................................         46,345
      5,100      * Connetics Corp ..............................         47,175
      2,600      Cooper Cos, Inc ...............................        136,500
      1,100      * Corvel Corp .................................         32,967
     10,500      * Covance, Inc ................................        205,485
      5,400      * Cross County, Inc ...........................         75,600
      2,700      * CryoLife, Inc ...............................          7,047
      4,500      * Cubist Pharmaceuticals, Inc .................         22,995
      3,800      * CuraGen Corp ................................         16,036
      1,700      * Curative Health Services, Inc ...............         18,445
      3,600      * Cyberonics, Inc .............................         61,956
      2,200      D&K Healthcare Resources, Inc .................         19,690
      5,100      * Dendrite International, Inc .................         32,181

                       SEE NOTES TO FINANCIAL STATEMENTS

60  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(Continued)
      1,400      * Dianon Systems, Inc .........................   $     66,234
      2,000      * Digene Corp .................................         15,800
      2,700      * Diversa Corp ................................         23,031
      4,100      * Durect Corp .................................         12,710
        900      * Dynacq International, Inc ...................         10,476
      5,700      * Eclipsys Corp ...............................         28,956
      1,200      * Embrex, Inc .................................         13,320
      3,500      * Endo Pharmaceuticals Holdings, Inc ..........         29,855
      2,300      * Endocardial Solutions, Inc ..................          7,429
      3,000      * Endocare, Inc ...............................         42,930
      4,000      * Enzo Biochem, Inc ...........................         57,200
      7,200      * Enzon, Inc ..................................        138,528
      1,200      * Eon Labs, Inc ...............................         25,896
      1,700      * EPIX Medical, Inc ...........................          7,701
      1,400      * eResearch Technology, Inc ...................         25,830
      2,100      * Esperion Therapeutics, Inc ..................         12,012
      1,900      * Exact Sciences Corp .........................         25,403
        500      * Exelixis, Inc ...............................          2,475
      3,700      * First Horizon Pharmaceutical ................         19,980
      1,600      * Genencor International, Inc .................         15,216
      7,100      * Genta, Inc ..................................         45,582
      4,100      * Geron Corp ..................................         15,990
      3,000      * Haemonetics Corp ............................         71,190
        500      * Hanger Orthopedic Group, Inc ................          7,950
      2,900      * Harvard Bioscience, Inc .....................          8,787
      2,500      * HealthExtras, Inc ...........................         10,575
      1,300      * HealthTronics Surgical Services, Inc ........         10,881
      3,000      * Hologic, Inc ................................         29,400
      1,800      * ICU Medical, Inc ............................         65,736
      5,300      * Idexx Laboratories, Inc .....................        164,024
      2,800      * IDX Systems Corp ............................         34,748
      2,200      * Igen International, Inc .....................         65,736
      4,800      * Ilex Oncology, Inc ..........................         22,800
        600      * Illumina, Inc ...............................          2,064
      6,600      * I-many, Inc .................................         13,200
      5,200      * ImClone Systems, Inc ........................         40,560
      1,650      * Immucor, Inc ................................         26,813
      6,800        Immunomedics, Inc ...........................         40,800
      2,600      * Impath, Inc .................................         33,566
      4,300      * Impax Laboratories, Inc .....................         20,898
      2,000      * Inamed Corp .................................         46,000
      6,200      * Indevus Pharmaceuticals, Inc ................          9,610
      3,100      * Integra LifeSciences Holding ................         49,259
      4,200      * InterMune, Inc ..............................        137,844
      2,800      * Interpore International .....................         22,680
      5,000      * Intuitive Surgical, Inc .....................         39,950
      4,400        Invacare Corp ...............................        150,700
      1,200      * Inverness Medical Innovations, Inc ..........         11,388
      7,800      * Isis Pharmaceuticals, Inc ...................         76,908
        300      * Kendle International, Inc ...................          2,010
      1,200      * Kensey Nash Corp ............................         18,050
        700      * Kos Pharmaceuticals, Inc ....................          7,839
      2,800      * Kosan Biosciences, Inc ......................         18,312
      3,800      * KV Pharmaceutical Co (Class A) ..............         71,820
        800      * Kyphon, Inc .................................         10,560
      7,000      * La Jolla Pharmaceutical Co ..................         29,820
        900      * LabOne, Inc .................................         14,544
      1,400        Landauer, Inc ...............................         46,410
        600      * Lannett Co, Inc .............................          6,030
      1,600      * Lifecore Biomedical, Inc ....................          9,920
      6,300      * Ligand Pharmaceuticals, Inc (Class B) .......         42,840
      3,200      * Luminex Corp ................................         22,528
      3,300      * Martek Biosciences Corp .....................         54,054
        600      * Matria Healthcare, Inc ......................          5,148
      2,500      * MAXIMUS, Inc ................................         56,000
      1,400      * Med-Design Corp .............................          4,942
        700      * Medical Staffing Network Holdings, Inc ......         10,619
      3,900      * Medicines Co ................................         42,814
      1,700      * MedQuist, Inc ...............................         39,896
      1,400      * MedSource Technologies, Inc .................         10,528
      3,300        Mentor Corp .................................        105,204
        600      * Meridian Medical Technologies, Inc ..........         21,570
      1,900      * Merit Medical Systems, Inc ..................         36,689
      4,200      * MGI Pharma, Inc .............................         29,400
      3,800      * MIM Corp ....................................         35,910
      2,100      * Molecular Devices Corp ......................         26,271
      2,600      * Mright Medical Group, Inc ...................         49,478
      4,900      * Mykrolis Corp ...............................         30,135
      4,000      * Myriad Genetics, Inc ........................         63,360
      4,200      * Napro Biotherapeutics, Inc ..................          4,704
      1,300      * Nastech Pharmaceutical Co ...................         10,764
        700      * National Healthcare Corp ....................         12,565
      4,700      * Neurocrine Biosciences, Inc .................        192,700
        600      * Neurogen Corp ...............................          4,818
      3,500      * Noven Pharmaceuticals, Inc ..................         42,840
      4,300      * NPS Pharmaceuticals, Inc ....................         88,442
      2,900      * Ocular Sciences, Inc ........................         67,744
      2,000      * Odyssey HealthCare, Inc .....................         59,900
      2,400      * Omnicell, Inc ...............................         14,016
      3,500      * On Assignment, Inc ..........................         28,945
      2,000      * Option Care, Inc ............................         17,700
      4,300      * OraSure Technologies, Inc ...................         19,088
      5,200      * Orthologic Corp .............................         20,123
        900      * OSI Pharmaceuticals, Inc ....................         15,273
      2,900        Owens & Minor, Inc ..........................         41,441
      2,600      * Pain Therapeutics, Inc ......................         10,322
      1,200      * Parexel International Corp ..................         10,200
        600      * PDI, Inc ....................................          2,442
      3,300      * Pediatrix Medical Group, Inc ................        102,267
     15,600      * Peregrine Pharmaceuticals, Inc ..............          6,552
      3,800      * Per-Se Technologies, Inc ....................         37,544
      3,000      * Pharmaceutical Resources, Inc ...............         83,940
      1,600      * PolyMedica Corp .............................         42,272
      2,800      * Possis Medical, Inc .........................         28,588
      2,600      * PracticeWorks, Inc ..........................         44,980
      4,000      * Priority Healthcare Corp (Class B) ..........        100,800
      1,300      * Progenics Pharmaceuticals ...................          6,526
      8,000      * Province Healthcare Co ......................        137,200
      1,300      * QMed, Inc ...................................          9,087
      4,500      * Quadramed Corp ..............................          8,145
      4,200      * Quidel Corp .................................         18,774
      3,300      * Radiologix, Inc .............................         21,120
      5,600      * Regeneron Pharmaceuticals, Inc ..............         75,600
      1,800      * RehabCare Group, Inc ........................         41,634
        100      * Res-Care, Inc ...............................            496
      5,100      * Resmed, Inc .................................        145,860
      5,100      * Respironics, Inc ............................        163,251
      4,300      * Rigel Pharmaceuticals, Inc ..................          6,880
      1,600      * Rita Medical Systems, Inc ...................          7,022
      3,000      * Salix Pharmaceuticals Ltd ...................         25,320
      2,600      * Sangamo Biosciences, Inc ....................          5,122
      4,400      * Sangstat Medical Corp .......................         91,784
      7,800      * Scios, Inc ..................................        198,510
      1,900      * Seattle Genetics, Inc .......................          6,118
      2,900      * Select Medical Corp .........................         41,470
      8,400      * Sepracor, Inc ...............................         44,016
      3,600      * Serologicals Corp ...........................         48,204
      4,100      * Sierra Health Services, Inc .................         73,554
      1,800      * Sonic Innovations, Inc ......................          9,450

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  61

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(Continued)
      2,400      * SonoSite, Inc ...............................   $     27,552
        300      * Specialty Laboratories, Inc .................          2,757
      5,600      * Stericycle, Inc .............................        189,952
      2,300      * SurModics, Inc ..............................         73,071
      3,600      * Sybron Dental Specialties, Inc ..............         50,364
      2,900      * Syncor International Corp ...................         93,119
      1,400      * Tanox, Inc ..................................         14,700
      7,000      * Techne Corp .................................        229,530
      4,300      * Telik, Inc ..................................         53,234
      6,800      * Texas Biotechnology Corp ....................         20,808
        400      * Theragenics Corp ............................          1,760
      3,700      * Therasense, Inc .............................         51,652
      4,700      * Transkaryotic Therapies, Inc ................        152,327
      5,200      * Triangle Pharmaceuticals, Inc ...............         14,045
      2,200      * Trimeris, Inc ...............................         98,230
      6,400      * Tularik, Inc ................................         43,840
      1,500      * U.S. Physical Therapy, Inc ..................         15,825
      3,100      * Umilab Corp .................................         65,007
      2,500      * United Surgical Partners International, Inc .         55,250
      2,300      * Urologix, Inc ...............................         10,488
      4,700      * Varian, Inc .................................        129,767
      1,800      * VCA Antech, Inc .............................         22,212
      2,100      * Ventana Medical Systems, Inc ................         39,333
      2,100        Ventas, Inc .................................         28,035
      3,500      * Versicor, Inc ...............................         29,820
      8,000      * Visx, Inc ...................................         73,840
      1,000        Vital Signs, Inc ............................         29,710
      6,300      * VitalWorks, Inc .............................         45,801
      5,400      * Vivus, Inc ..................................         23,328
      2,500      * Watson Wyatt & Co Holdings ..................         50,000
      2,600      * Women First Healthcare, Inc .................         12,168
        300        X-Rite, Inc .................................          2,319
        700      * Young Innovations, Inc ......................         18,775
      1,400      * Zoll Medical Corp ...........................         42,560
      1,000      * Zymogenetics, Inc ...........................          8,000
                                                                   ------------
                   TOTAL HEALTH CARE                                  9,480,413
                                                                   ------------
 OTHER--5.21%
        200      * 4Kids Entertainment, Inc ....................          4,746
      6,400        ABM Industries, Inc .........................         90,240
      3,300      * Acacia Research Corp ........................         13,104
      2,000        Acuity Brands, Inc ..........................         24,520
      3,100      * Administaff, Inc ............................         11,935
      2,700      * Advo, Inc ...................................         85,725
        900      * Ambassadors Group, Inc ......................         13,248
      1,800        Banta Corp ..................................         63,900
      3,100        Brady Corp (Class A) ........................         99,820
      1,700      * Bright Horizons Family Solutions, Inc .......         47,481
        400        Central Parking Corp ........................          8,056
        100      * Charles River Associates, Inc ...............          1,660
      6,400      * Corinthian Colleges, Inc ....................        241,536
      6,200      * Corporate Executive Board Co ................        177,010
      2,200      * CoStar Group, Inc ...........................         39,600
        600        Courier Corp ................................         22,799
        600        Curtiss-Wright Corp .........................         35,874
      2,700        Ennis Business Forms, Inc ...................         35,235
      7,800      * Exult, Inc ..................................         23,010
      2,200      * Fidelity National Information
                     Solutions, Inc ............................         33,638
      2,200      * First Consulting Group, Inc .................         11,924
      2,400      * Forrester Research, Inc .....................         35,928
      1,000      * General Binding Corp ........................         15,850
        300      * Hall Kinion & Associates, Inc ...............          1,800
      2,700        Harland (John H.) Co ........................         73,305
        400      * Heidrick & Struggles International, Inc .....          6,076
        500      * ICT Group, Inc ..............................         10,125
      4,200      * infoUSA, Inc ................................         18,186
      2,000      * Invision Technologies, Inc ..................         64,020
      3,500      * Itron, Inc ..................................         64,365
      1,300        Kelly Services, Inc (Class A) ...............         28,171
      6,800      * Labor Ready, Inc ............................         42,976
        700      * Lifeline Systems, Inc .......................         15,400
      4,600        Matthews International Corp (Class A) .......        107,502
      1,500        McGrath RentCorp ............................         30,555
        800      * Memberworks, Inc ............................         13,936
      4,200      * MSC.Software Corp ...........................         35,784
      6,400      * Navigant Consulting, Inc ....................         35,328
      1,900        New England Business Services, Inc ..........         40,185
      2,300      * Pre-Paid Legal Services, Inc ................         45,724
      1,700      * ProQuest Co .................................         51,595
      2,400      * R.H. Donnelley Corp .........................         62,400
      1,600      * Right Management Consultants ................         39,424
      2,000      * RMH Teleservices, Inc .......................         16,320
      2,400        Rollins, Inc ................................         46,560
      1,800      * School Specialty, Inc .......................         45,018
      2,000        Standard Register Co ........................         48,000
        100        Standex International Corp ..................          2,028
      1,700      * Startek, Inc ................................         37,417
      1,300        Strayer Education, Inc ......................         77,337
      3,800      * Symyx Technologies, Inc .....................         39,786
      2,100        Talx Corp ...................................         27,657
      1,200      * Tejon Ranch Co ..............................         29,268
      6,400      * TeleTech Holdings, Inc ......................         40,000
      1,200      * United Stationers, Inc ......................         31,560
      1,400      * Wackenhut Corrections Corp ..................         15,877
                                                                   ------------
                   TOTAL OTHER                                        2,380,524
                                                                   ------------
 PRODUCER DURABLES--4.23%
      3,000      * Active Power, Inc ...........................          4,020
        300        American States Water Co ....................          7,866
      5,600        Ametek, Inc .................................        163,072
      1,200      * August Technology Corp ......................          5,400
      5,100        Baldor Electric Co ..........................         97,410
        900        Briggs & Stratton Corp ......................         33,786
      1,600      * Brooks-PRI Automation, Inc ..................         18,320
        200        California Water Service Group ..............          5,106
      6,700      * Capstone Turbine Corp .......................          3,953
      3,700      * Coinstar, Inc ...............................         95,386
        100      * CTB International Corp ......................          1,279
      1,700      * Cuno, Inc ...................................         52,445
      3,600        Federal Signal Corp .........................         66,312
        700      * Flow International Corp .....................          2,261
      1,100        Franklin Electric Co, Inc ...................         47,025
      3,400      * FuelCell Energy, Inc ........................         21,420
      1,300      * Genlyte Group, Inc ..........................         46,085
      3,700      * Global Power Equipment Group, Inc ...........         17,390
        800        Gorman-Rupp Co ..............................         18,640
      4,100      * Headwaters, Inc .............................         56,662
      2,200        IDEX Corp ...................................         62,810
      1,100        Kaydon Corp .................................         22,044
        100        Lawson Products, Inc ........................          2,915
      5,300        Lincoln Electric Holdings, Inc ..............        117,294
      1,700        Lindsay Manufacturing Co ....................         41,191
      1,800      * Littelfuse, Inc .............................         30,276
      2,600        Manitowoc Co, Inc ...........................         71,110
      1,300        Mine Safety Appliances Co ...................         50,947
     11,000      * Newpark Resources, Inc ......................         43,560
      1,900        NN, Inc .....................................         17,575
      1,800        Nordson Corp ................................         42,732
      2,900      * Photon Dynamics, Inc ........................         54,027
      2,800      * Plug Power, Inc .............................         13,404
      4,700      * Power-One, Inc ..............................         14,006

                       SEE NOTES TO FINANCIAL STATEMENTS

62  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 PRODUCER DURABLES--(Continued)
      3,600      * Rayovac Corp ................................   $     43,920
      4,900        Roper Industries, Inc .......................        169,050
        600      * Strattec Security Corp ......................         30,612
      1,400        Tennant Co ..................................         45,290
        400      * Tetra Tech, Inc .............................          3,196
      1,100      * Tetra Technologies, Inc .....................         22,165
        500      * Thomas & Betts Corp .........................          7,045
        800        Toro Co .....................................         45,000
      1,500      * TRC Cos, Inc ................................         25,725
      1,600      * Trikon Technologies, Inc ....................          9,088
        500        Valhi, Inc ..................................          4,910
        800        Valmont Industries, Inc .....................         18,680
      1,000        Wabtec Corp .................................         14,080
      3,900      * Waste Connections, Inc ......................        135,681
        600        Watts Industries, Inc (Class A) .............          9,840
                                                                   ------------
                   TOTAL PRODUCER DURABLES                            1,932,011
                                                                   ------------
 TECHNOLOGY--20.29%
        100      * 3D Systems Corp .............................            658
      3,500      * Actel Corp ..................................         36,400
      1,200      * Acterna Corp ................................            480
      7,300      * Actuate Corp ................................          6,935
      5,700      * Advanced Digital Information Corp ...........         27,360
      2,800      * Advanced Energy Industries, Inc .............         24,920
        800      * Advanced Power Technology, Inc ..............          3,112
     10,000      * Aeroflex, Inc ...............................         50,400
      3,200      * Aether Systems, Inc .........................          8,576
      2,800      * Agile Software Corp .........................         17,948
     16,300      * Akamai Technologies, Inc ....................         13,529
      4,800      * Alloy, Inc ..................................         39,888
        600      * Altiris, Inc ................................          5,970
      3,200      * American Management Systems, Inc ............         40,736
      1,800      * American Superconductor Corp ................          4,860
      3,200      * Anadigics, Inc ..............................          6,816
        100        Analogic Corp ...............................          4,189
      1,800      * Answerthink, Inc ............................          2,610
      2,500      * Ansys, Inc ..................................         43,075
      1,900      * Anteon International Corp ...................         51,642
      4,300      * APAC Customer Services, Inc .................         12,513
      3,300      * Arbitron, Inc ...............................        112,530
     23,200      * Ariba, Inc ..................................         31,320
      1,700      * Arris Group, Inc ............................          6,290
      2,400      * Artisan Components, Inc .....................         21,862
     20,100      * Ascential Software Corp .....................         37,346
      4,800      * Asiainfo Holdings, Inc ......................         16,008
      4,100      * Aspen Technology, Inc .......................         12,300
      3,100      * AstroPower, Inc .............................         22,010
      5,900      * Asyst Technologies, Inc .....................         35,636
      3,500      * At Road, Inc ................................         18,900
      4,500      * ATMI, Inc ...................................         63,450
      3,000      * Avanex Corp .................................          4,110
      3,700      * Avid Technology, Inc ........................         38,110
      6,100      * Avocent Corp ................................         81,618
     16,800      * Axcelis Technologies, Inc ...................         81,984
      1,600      * AXT, Inc ....................................          3,328
      2,500      * Barra, Inc ..................................         68,300
      1,800        BEI Technologies, Inc .......................         19,800
      1,400        Bel Fuse, Inc (Class B) .....................         30,030
      1,700      * Benchmark Electronics, Inc ..................         35,785
      2,400      * Black Box Corp ..............................         79,680
     10,200      * Borland Software Corp .......................         79,458
        500        C&D Technologies, Inc .......................          7,330
      4,800      * CACI International, Inc (Class A) ...........        170,160
        900      * Caminus Corp ................................          1,602
      3,200      * Carreker Corp ...............................         19,616
        900      * Catapult Communications Corp ................          8,775
      2,400      * C-COR.net Corp ..............................          8,904
      4,600      * Centillium Communications, Inc ..............          5,520
        300      * Checkpoint Systems, Inc .....................          3,705
      8,100      * ChipPAC, Inc ................................         17,326
      5,900      * Chordiant Software, Inc .....................          5,487
      1,400      * Cirrus Logic, Inc ...........................          3,570
      1,300      * ClearOne Communications, Inc ................          4,433
     10,700      * CNET Networks, Inc ..........................         11,770
      5,600      * Cognex Corp .................................         77,896
      1,400      * Cognizant Technology Solutions Corp .........         80,458
      3,400        Cohu, Inc ...................................         38,420
      2,400      * Computer Network Technology Corp ............         12,048
      2,600      * Concord Communications, Inc .................         13,130
     10,200      * Concurrent Computer Corp ....................         23,256
      1,400      * CoorsTek, Inc ...............................         21,000
      3,200      * Covansys Corp ...............................          5,440
      7,100      * Cray, Inc ...................................         28,045
      2,500      * Credence Systems Corp .......................         21,650
      6,200      * Cree, Inc ...................................         77,500
      3,400        CTS Corp ....................................         15,640
      2,600        Cubic Corp ..................................         44,200
      2,300      * Daktronics, Inc. ............................         22,057
      2,000      * Datastream Systems, Inc .....................         10,000
      1,600      * DDI Corp ....................................            254
      5,300      * dELiA*s Corp (Class A) ......................          5,565
      1,300      * DiamondCluster International, Inc (Class A) .          4,238
      1,300      * Digimarc Corp ...............................         15,171
      4,700      * Digital Insight Corp ........................         73,884
      4,500      * Digital River, Inc ..........................         34,515
      1,000      * Digitas, Inc ................................          2,200
      1,300      * DocuCorp International, Inc .................         14,066
      6,600      * Documentum, Inc .............................         76,230
     14,200      * DoubleClick, Inc ............................         72,988
      1,400      * Drexler Technology Corp .....................         20,356
      3,000      * DSP Group, Inc ..............................         48,177
        400      * Dupont Photomasks, Inc ......................          9,112
      5,500      * E.piphany, Inc ..............................         19,800
      4,200      * Echelon Corp ................................         36,540
      1,700        EDO Corp ....................................         38,097
      6,300      * eFunds Corp .................................         59,100
      4,300      * Electro Scientific Industries, Inc ..........         63,769
      2,800      * Electroglas, Inc ............................          5,600
      1,400      * Embarcadero Technologies, Inc ...............          5,866
      2,100      * Emcore Corp .................................          3,192
      1,200      * EMS Technologies, Inc .......................         12,312
      7,600      * Entegris, Inc ...............................         59,052
      4,200      * Enterasys Networks, Inc .....................          5,460
      7,500      * Entrust, Inc ................................         23,550
      1,700      * EPIQ Systems, Inc ...........................         30,022
      3,700      * eSpeed, Inc (Class A) .......................         37,592
      5,300      * ESS Technology, Inc .........................         32,595
      5,400      * Exar Corp ...................................         62,370
      1,500      * Excel Technology, Inc .......................         28,215
     17,100      * Extreme Networks, Inc .......................         71,991
      3,700      * F5 Networks, Inc ............................         27,935
      5,600      * FalconStor Software, Inc ....................         27,272
      4,000      * FEI Co ......................................         57,800
      5,100      * Filenet Corp ................................         52,785
     11,500      * Finisar Corp ................................          7,935
      2,500      * Flir Systems, Inc ...........................         87,475
     14,300      * Foundry Networks, Inc .......................         78,364
      6,500      * Freemarkets, Inc ............................         32,240
      5,500        General Cable Corp ..........................         21,175
      5,100      * Genesis Microchip, Inc ......................         39,117

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  63

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(Continued)
      1,400      * Global Imaging Systems, Inc .................   $     26,432
     10,500      * GlobespanVirata, Inc ........................         24,780
      1,200      * GrafTech International Ltd ..................          8,700
        600      * Griffon Corp ................................          6,390
      5,300      * Handspring, Inc .............................          4,982
      9,800      * Harmonic, Inc ...............................         17,150
      4,300        Helix Technology Corp .......................         41,495
      5,600      * Hyperion Solutions Corp .....................        102,760
     14,000      * Identix, Inc ................................         83,300
      1,300      * Ii-Vi, Inc ..................................         17,355
      2,000      * Inet Technologies, Inc ......................         10,140
        700      * Infogrames, Inc .............................          1,554
      9,600      * Informatica Corp ............................         29,760
        800      * Inforte Corp ................................          4,096
     12,700      * Inktomi Corp ................................          3,175
      1,500      * Inrange Technologies Corp (Class B) .........          4,185
      1,500      * Integral Systems, Inc .......................         28,665
      2,600      * Intercept, Inc ..............................         25,714
      9,300      * Interdigital Communications Corp ............         80,910
      7,900      * Intergraph Corp .............................        135,011
      2,500      * Intermagnetics General Corp .................         42,675
      6,000      * Internet Security Systems, Inc ..............         73,920
      3,000        Inter-Tel, Inc ..............................         61,050
      9,400      * Interwoven, Inc .............................         18,875
      2,600      * Intrado, Inc ................................         25,116
      3,600      * Ixia ........................................         14,760
      2,000      * IXYS Corp ...................................         10,060
        900      * j2 Global Communications, Inc ...............         17,901
      4,600      * JDA Software Group, Inc .....................         32,154
      8,100      * Keane, Inc ..................................         54,675
      1,000        Keithley Instruments, Inc ...................         12,150
      2,100      * Keynote Systems, Inc ........................         13,755
     11,600      * Kopin Corp ..................................         40,368
      3,300      * Kronos, Inc .................................         81,279
      8,200      * Kulicke & Soffa Industries, Inc .............         24,600
      7,100      * Lattice Semiconductor Corp ..................         44,162
      1,700      * Lawson Software, Inc ........................          6,018
      1,800      * Learning Tree International, Inc ............         26,442
        500      * LeCroy Corp .................................          4,480
     14,500      * Legato Systems, Inc .........................         39,991
      5,400      * Lexar Media, Inc ............................         14,310
      9,300      * Liberate Technologies .......................         14,508
        400      * Lightbridge, Inc ............................          2,700
     11,200      * Looksmart Ltd ...............................         10,864
      4,900      * LTX Corp ....................................         22,344
      7,200      * Macrovision Corp ............................         88,056
      2,300      * Magma Design Automation, Inc ................         20,516
      3,200      * Manhattan Associates, Inc ...................         43,264
        700      * Manufacturers Services Ltd ..................          1,890
      5,300      * Manugistics Group, Inc ......................         14,787
      2,300      * MAPICS, Inc .................................         12,880
      2,400      * Mapinfo Corp ................................          9,480
      6,100      * Matrixone, Inc ..............................         26,474
      4,200      * Maxtor Corp .................................         10,962
     10,500      * McData Corp (Class A) .......................         57,015
        800      * MCSi, Inc ...................................          3,960
      6,600      * MEMC Electronic Materials, Inc ..............         21,912
     10,900      * Mentor Graphics Corp ........................         53,192
      3,600      * Mercury Computer Systems, Inc ...............         84,960
      1,700      * Merix Corp ..................................         13,855
        900      * MetaSolv, Inc ...............................          1,377
     12,300      * Micromuse, Inc ..............................         30,996
      4,800      * Microsemi Corp ..............................         26,928
      5,900      * MIPS Technologies, Inc (Class A) ............          7,841
      3,000      * Monolithic System Technology, Inc ...........         30,000
      2,900      * MRO Software, Inc ...........................         25,230
      9,000      * MRV Communications, Inc .....................          7,650
        800      * Nassda Corp .................................          4,176
      3,900        NDCHealth Corp ..............................         60,645
      2,700      * Netegrity, Inc ..............................          5,562
      3,500      * NETIQ Corp ..................................         50,750
      1,300      * Netro Corp ..................................          2,665
        900      * Netscout Systems, Inc .......................          3,294
      1,700      * NetScreen Technologies, Inc .................         18,445
      4,900      * New Focus, Inc ..............................         13,230
      3,400      * Newport Corp ................................         38,352
      4,000      * NIC, Inc ....................................          6,840
      2,300      * Novadigm, Inc ...............................          4,600
      2,500      * Nuance Communications, Inc ..................          4,250
      4,100      * NYFIX, Inc ..................................         15,949
      9,200      * Oak Technology, Inc .........................         29,256
      3,300      * Omnivision Technologies, Inc ................         21,747
      3,200      * ON Semiconductor Corp .......................          4,000
      7,200      * Onyx Software Corp ..........................         13,752
     15,300      * Openwave Systems, Inc .......................          9,486
      1,700      * Opnet Technologies, Inc .....................         10,761
      1,100      * Optical Communication Products, Inc .........            847
      1,100      * OSI Systems, Inc ............................         19,036
      1,300      * Overland Storage, Inc .......................         14,118
      8,600      * Overture Services, Inc ......................        202,702
      3,700      * Packeteer, Inc ..............................         11,100
     33,600      * Palm, Inc ...................................         24,864
      1,600      * Paradyne Networks, Inc ......................          2,128
     23,700      * Parametric Technology Corp ..................         42,660
        700        Park Electrochemical Corp ...................         11,690
      5,100      * Paxar Corp ..................................         74,154
      2,800      * Paxson Communications Corp ..................          6,160
      2,000      * PDF Solutions, Inc ..........................         10,580
      1,400      * PEC Solutions, Inc ..........................         31,164
      1,000      * Pegasystems, Inc ............................          5,460
        300      * Pericom Semiconductor Corp ..................          2,586
      4,300      * Phoenix Technologies Ltd ....................         31,175
      4,400      * Photronics, Inc .............................         44,264
      5,000      * Pixelworks, Inc .............................         25,750
      2,300      * Planar Systems, Inc .........................         36,662
      6,300      * Plantronics, Inc ............................        102,690
      7,000      * Plexus Corp .................................         64,750
      2,800      * PLX Technology, Inc .........................          3,080
     19,700      * Portal Software, Inc ........................          4,728
        300      * Powell Industries, Inc ......................          5,640
      4,200      * Power Integrations, Inc .....................         51,198
     10,900      * Powerwave Technologies, Inc .................         36,951
      6,100      * PRG-Schultz International, Inc ..............         75,518
      3,500      * Probusiness Services, Inc ...................         22,155
      5,200      * Progress Software Corp ......................         62,920
      2,300      * QRS Corp ....................................         15,249
      6,200      * Quest Software, Inc .........................         58,280
      1,100        Quixote Corp ................................         20,295
      2,900      * Radiant Systems, Inc ........................         23,200
      1,700      * Radisys Corp ................................          6,732
        800      * Raindance Communications, Inc ...............          2,472
     13,900      * Rambus, Inc .................................         60,326
     17,000      * Red Hat, Inc ................................         80,750
     25,000      * Redback Networks, Inc .......................          7,750
      1,800      * Renaissance Learning, Inc ...................         25,578
      1,600      * Research Frontiers, Inc .....................         14,336
      8,700      * Retek, Inc ..................................         31,320
     17,500      * Riverstone Networks, Inc ....................          8,925
      2,700      * Rogers Corp .................................         63,045

                       SEE NOTES TO FINANCIAL STATEMENTS

64  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(Continued)
      2,900      * Roxio, Inc ..................................   $      8,787
      1,400      * RSA Security, Inc ...........................          4,704
      1,600      * Rudolph Technologies, Inc ...................         16,464
     11,800      * S1 Corp .....................................         63,248
      2,200      * Sanchez Computer Associates, Inc ............          5,368
      5,600      * Sandisk Corp ................................         73,416
      5,500      * Sapient Corp ................................          5,665
        500      * SBS Technologies, Inc .......................          3,580
      8,600      * Scansoft, Inc ...............................         28,380
        800      * Scansource, Inc .............................         46,440
      2,300      * Seachange International, Inc ................         15,801
      4,900      * Secure Computing Corp .......................         15,680
      8,600      * Seebeyond Technology Corp ...................         12,040
      2,700      * Semitool, Inc ...............................         13,905
      2,900      * Serena Software, Inc ........................         34,800
      9,700      * Silicon Image, Inc ..........................         39,673
      4,400      * Silicon Laboratories, Inc ...................         80,652
     12,900      * Silicon Storage Technology, Inc .............         50,439
      1,000      * Siliconix, Inc ..............................         17,770
      1,200      * Simpletech, Inc .............................          2,556
      3,787      * SmartForce Plc (Spon ADR) ...................         12,497
      4,500      * Somera Communications, Inc ..................          9,225
      3,300      * SonicWALL, Inc ..............................          9,075
     30,100      * Sonus Networks, Inc .........................          6,321
        800      * Sourcecorp ..................................         16,328
      2,800      * Spectralink Corp ............................         15,932
      1,100      * Spectrian Corp ..............................          3,245
      2,300      * SpeechWorks International, Inc ..............          5,290
        600      * SPSS, Inc ...................................          6,942
        700      * SRA International, Inc (Class A) ............         20,041
      1,300      * SS&C Technologies, Inc ......................         10,335
        200      * Standard Microsystems Corp ..................          3,056
      5,700      * StorageNetworks, Inc ........................          7,125
      5,700      * Stratos Lightwave, Inc ......................          2,052
        300      * Suntron Corp ................................            975
      1,700      * Supertex, Inc ...............................         17,680
      1,600      * Surebeam Corp (Class A) .....................          2,880
      6,500      * Sycamore Networks, Inc ......................         15,275
      1,700      * Sykes Enterprises, Inc ......................          7,157
        400      * Synaptics, Inc ..............................          1,924
      1,600      * Synplicity, Inc .............................          6,896
        900      * Syntel, Inc .................................         10,593
        800        Sypris Solutions, Inc .......................          8,680
      2,900      * Systems & Computer Technology Corp ..........         20,300
      6,400      * Take-Two Interactive Software, Inc ..........        185,600
      3,100        Technitrol, Inc .............................         46,345
      7,800      * Tekelec .....................................         67,314
      6,800      * Tellium, Inc ................................          2,584
      3,700      * Therma-Wave, Inc ............................          2,923
      9,800      * TIBCO Software, Inc .........................         36,750
      2,400      * Tier Technologies, Inc (Class B) ............         45,408
      3,100      * Tivo, Inc ...................................         11,160
      3,600      * Transaction Systems Architects, Inc
                     (Class A) .................................         22,320
     10,500      * Transmeta Corp ..............................         10,185
      3,300      * Trimble Navigation Ltd ......................         32,670
      1,200      * Tripos, Inc .................................          9,420
     17,900      * Triquint Semiconductor, Inc .................         63,187
      3,900      * Trizetto Group, Inc .........................         19,422
      2,400      * TTM Technologies, Inc .......................          3,768
      1,100      * Ulticom, Inc ................................          6,083
      1,800      * Ultimate Electronics, Inc ...................         22,950
        200      * Ultratech Stepper, Inc ......................          1,618
      1,600        United Industrial Corp ......................         32,240
        800      * United Online, Inc ..........................          7,672
      2,800      * Universal Display Corp ......................         16,828
      5,100      * Varian Semiconductor Equipment
                     Associates, Inc ...........................         83,844
      3,800      * Veeco Instruments, Inc ......................         41,040
        600      * Verint Systems, Inc .........................          5,177
      2,000      * Verity, Inc .................................         19,900
      1,400      * Vicor Corp ..................................         10,010
      6,100      * Viewpoint Corp ..............................         13,298
     20,100      * Vignette Corp ...............................         16,100
      1,800      * Virage Logic Corp ...........................         16,974
        300        Virco Manufacturing Corp ....................          2,910
     17,600      * Vitesse Semiconductor Corp ..................         11,968
      6,400      * Vitria Technology, Inc ......................          4,992
      2,200      * WatchGuard Technologies, Inc ................          9,680
      3,900      * WebEx Communications, Inc ...................         43,641
      6,200      * webMethods, Inc .............................         29,946
      3,500      * Websense, Inc ...............................         40,635
      2,300      * WESCO International, Inc ....................          9,890
     18,200      * Western Digital Corp ........................         85,540
      2,900      * White Electronic Designs Corp ...............         21,721
      3,500      * Wilson Greatbatch Technologies, Inc .........         97,300
      8,200      * Wind River Systems, Inc .....................         26,404
      1,500      * Wireless Facilities, Inc ....................          6,645
      2,300      * Witness Systems, Inc ........................         13,386
        500        Woodhead Industries, Inc ....................          5,510
      3,500      * Xicor, Inc ..................................         12,635
      3,200      * Zoran Corp ..................................         35,200
      1,900      * Zygo Corp ...................................          8,056
                                                                   ------------
                   TOTAL TECHNOLOGY                                   9,265,112
                                                                   ------------
 TRANSPORTATION--1.33%
     10,500      * Airtran Holdings, Inc .......................         32,655
        200      * ATA Holdings Corp ...........................            680
      6,800      * Atlantic Coast Airlines Holdings, Inc .......         62,900
      2,000      * BE Aerospace, Inc ...........................          9,520
      1,600      * EGL, Inc ....................................         17,616
      1,300      * ExpressJet Holdings, Inc ....................         11,960
      1,900      * Forward Air Corp ............................         34,390
      3,900      * Frontier Airlines, Inc ......................         19,032
        600      * Genesee & Wyoming, Inc (Class A) ............         13,350
      2,700      * Heartland Express, Inc ......................         50,598
      4,000      * Knight Transportation, Inc ..................         62,000
      2,600      * Landstar System, Inc ........................        127,465
      5,100      * Mesa Air Group, Inc .........................         18,615
        400      * P.A.M. Transportation Services ..............          7,632
      4,300        Shurgard Storage Centers, Inc (Class A)             135,966
                                                                   ------------
                   TOTAL TRANSPORTATION                                 604,379
                                                                   ------------
 UTILITIES--2.38%
      4,000      * AirGate PCS, Inc ............................          1,760
      3,600      * Alamosa Holdings, Inc .......................            828
      9,600      * Allegiance Telecom, Inc .....................          7,968
     11,000      * American Tower Corp (Class A) ...............         17,490
      1,900        Black Hills Corp ............................         49,761
      1,000        Cascade Natural Gas Corp ....................         19,700
        900      * Centennial Communications Corp ..............          2,610
      1,800      * Commonwealth Telephone Enterprises, Inc .....         62,586
      1,300        Connecticut Water Service, Inc ..............         33,306
     10,600      * Crown Castle International Corp .............         23,002
      2,000      * Dobson Communications Corp (Class A) ........            620
        400        EnergySouth, Inc ............................         10,200
      6,900      * General Communication, Inc (Class A) ........         25,944
      2,300        Hickory Tech Corp ...........................         30,475
      1,700        MGE Energy, Inc .............................         43,622
      1,300        Middlesex Water Co ..........................         29,250
        800      * NATCO Group, Inc (Class A) ..................          6,024
        400        New Jersey Resources Corp ...................         13,160
     11,300      * Nextel Partners, Inc (Class A) ..............         60,794

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  65

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
UTILITIES--(Continued)
      2,500        North Pittsburgh Systems, Inc ...............   $     33,325
      4,200        Otter Tail Corp .............................        110,628
      4,400      * Petroquest Energy, Inc ......................         19,448
      8,200      * Price Communications Corp ...................         92,660
      1,100      * Quicksilver Resources, Inc ..................         19,800
      5,800      * RCN Corp ....................................          2,958
        500        Shenandoah Telecom Co .......................         25,370
     15,100      * Skyworks Solutions, Inc .....................         68,403
      1,500        Southwest Water Co ..........................         21,390
      3,900      * Southwestern Energy Co ......................         46,800
      2,200        SureWest Communications .....................         64,394
      3,300      * Time Warner Telecom, Inc (Class A) ..........          2,673
      3,300      * Triton PCS Holdings, Inc (Class A) ..........          6,897
     14,700      * U.S. Unwired, Inc (Class A) .................         10,290
      2,000        UGI Corp ....................................         72,700
        200        Unitil Corp .................................          5,430
        700        Western Gas Resources, Inc ..................         21,878
      8,900      * Western Wireless Corp (Class A) .............         24,030
                                                                   ------------
                   TOTAL UTILITIES                                    1,088,174
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $48,940,556)                              45,554,443
                                                                   ------------
                   TOTAL PORTFOLIO--99.76%
                     (COST $48,940,556)                              45,554,443
                   OTHER ASSETS & LIABILITIES, NET--0.24%               110,530
                                                                   ------------
                   NET ASSETS--100.00%                             $ 45,664,973
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $48,940,556. Net unrealized depreciation of portfolio investments aggregated $3,386,113 of which $897,772 related to appreciated portfolio investments and $4,283,885 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       SEE NOTES TO FINANCIAL STATEMENTS

66  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
COMMON STOCK--99.67%
 AEROSPACE AND DEFENSE--1.02%
      3,500        AAR Corp ....................................   $     16,625
      2,600      * Aviall, Inc .................................         26,494
        900      * Ducommun, Inc ...............................         15,849
        200      * Dynamics Research Corp ......................          2,916
      1,900        Heico Corp ..................................         21,508
      1,500      * Hexcel Corp .................................          3,720
      3,100        Kaman Corp (Class A) ........................         37,975
      1,200      * Ladish Co, Inc ..............................          7,440
      2,100      * Moog, Inc (Class A) .........................         59,346
      4,600      * Remec, Inc ..................................         15,686
        900      * Sequa Corp (Class A) ........................         46,890
      1,800      * Teledyne Technologies, Inc ..................         32,688
      2,000      * Triumph Group, Inc ..........................         56,000
      2,900      * United Defense Industries, Inc ..............         68,440
        900      * Viasat, Inc .................................          5,670
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                          417,247
                                                                   ------------
 BASIC INDUSTRIES--11.63%
      1,200      * Airgas, Inc .................................         15,756
        500        Alico, Inc ..................................         14,225
      2,700        Amcol International Corp ....................         15,120
        500        Ameron International Corp ...................         24,595
      1,100      * Applied Films Corp ..........................         12,034
      2,800        Arch Chemicals, Inc .........................         49,616
      3,000        Arch Coal, Inc ..............................         49,650
        600      * Avatar Holdings, Inc ........................         14,436
        500      * Baker (Michael) Corp ........................          5,150
      2,200      * Brush Engineered Materials, Inc .............         17,160
      3,300      * Buckeye Technologies, Inc ...................         24,255
      1,600      * Building Materials Holding Corp .............         18,720
        800        Butler Manufacturing Co .....................         17,280
        100      * BWAY Corp ...................................          1,390
      4,600        Calgon Carbon Corp ..........................         26,588
      1,300        Cambrex Corp ................................         47,840
      3,600      * Caraustar Industries, Inc ...................         33,660
      2,400        Carlisle Cos, Inc ...........................         88,032
      2,600        Carpenter Technology Corp ...................         33,800
        900        Castle (A.M.) & Co ..........................          6,075
        700        Centex Construction Products, Inc ...........         24,990
      1,600        Century Aluminum Co .........................         11,136
      6,700      * Champion Enterprises, Inc ...................         19,698
      1,400        Chemed Corp .................................         43,078
      1,500        ChemFirst, Inc ..............................         43,140
      1,900        Chesapeake Corp .............................         28,386
      1,200      * Cleveland-Cliffs, Inc .......................         28,860
      1,900      * Collins & Aikman Corp .......................          6,821
      5,100      * Comfort Systems U.S.A., Inc .................         15,504
      3,300        Commercial Metals Co ........................         59,136
     14,000        Crompton Corp ...............................        140,700
     22,200      * Crown Cork & Seal Co, Inc ...................        116,550
      5,500      * Cytec Industries, Inc .......................        120,725
        700        Deltic Timber Corp ..........................         15,386
        700      * Dionex Corp .................................         17,892
        300      * Dominion Homes, Inc .........................          4,650
        400        Donnelly Corp ...............................         10,364
        700      * Drew Industries, Inc ........................         10,885
      1,900      * EMCOR Group, Inc ............................         94,430
      1,300      * Encore Wire Corp ............................         11,440
      2,200        Ferro Corp ..................................         50,820
      4,800      * Fleetwood Enterprises, Inc ..................         32,352
      2,200        Florida Rock Industries, Inc ................         67,232
      2,200      * FMC Corp ....................................         56,804
      2,100      * Foamex International, Inc ...................         11,550
      1,800        Georgia Gulf Corp ...........................         41,166
      1,200        Gibraltar Steel Corp ........................         26,712
        100        Glatfelter ..................................          1,155
      4,100        Granite Construction, Inc ...................         67,568
      5,200        Great Lakes Chemical Corp ...................        124,904
      1,800        Greif Brothers Corp (Class A) ...............         44,100
      3,900        H.B. Fuller Co ..............................        103,740
        900      * Imco Recycling, Inc .........................          5,445
        200      * Insituform Technologies, Inc (Class A) ......          2,870
      4,400      * Integrated Electrical Services, Inc .........         16,456
      1,400      * International Specialty Products, Inc .......         13,566
        800        Interpool, Inc ..............................          9,616
      6,000        Lennox International, Inc ...................         79,380
        600      * Liquidmetal Technologies ....................          4,794
      1,000      * Lone Star Technologies, Inc .................         11,850
      7,300      * Longview Fibre Co ...........................         50,662
     14,400      * Louisiana-Pacific Corp ......................         93,168
        600        LSI Industries, Inc .........................          6,084
      1,200      * Lydall, Inc .................................         14,160
      1,700        M/I Schottenstein Homes, Inc ................         53,550
      1,900        MacDermid, Inc ..............................         37,905
      8,600        Massey Energy Co ............................         55,470
      1,400      * Material Sciences Corp ......................         17,038
      2,900      * Mattson Technology, Inc .....................          4,785
        400      * Maui Land & Pineapple Co ....................          7,250
      2,700        MDC Holdings, Inc ...........................         95,310
        400      * Mestek, Inc .................................          7,300
      8,800        Millennium Chemicals, Inc ...................         86,944
      2,800        Minerals Technologies, Inc ..................        103,796
      1,500      * Mobile Mini, Inc ............................         19,425
      1,200      * Modtech Holdings, Inc .......................         12,000
      3,900      * Mueller Industries, Inc .....................        101,010
      2,500      * NCI Building Systems, Inc ...................         47,000
      1,200        NL Industries, Inc ..........................         17,412
      1,200      * Nortek, Inc .................................         51,924
        600      * Northwest Pipe Co ...........................         10,734
      2,300      * NS Group, Inc ...............................         13,639
      1,400        Octel Corp ..................................         26,446
        512        Olin Corp ...................................          8,387
      5,400      * Omnova Solutions, Inc .......................         24,786
      3,500      * Oregon Steel Mills, Inc .....................         21,420
      1,400      * Osmonics, Inc ...............................         16,660
        600      * Palm Harbor Homes, Inc ......................          6,967
        300        Penford Corp ................................          4,050
      1,600        Penn Engineering & Manufacturing Corp .......         17,920
      1,100        Penn Virginia Corp ..........................         35,640
     10,800        PolyOne Corp ................................         92,772
      2,100        Pope & Talbot, Inc ..........................         26,985
      3,900        Potlatch Corp ...............................        111,852
      2,000        Quanex Corp .................................         69,400
      3,300        Reliance Steel & Aluminum Co ................         72,105
      1,300        Roanoke Electric Steel Corp .................         14,105
      1,500        Rock-Tenn Co (Class A) ......................         23,130
      2,800      * RTI International Metals, Inc ...............         29,400
      3,100        Ryerson Tull, Inc ...........................         19,933
        600        Schnitzer Steel Industries, Inc (Class A) ...         10,859
      4,100        Schulman (A.), Inc ..........................         71,053
      1,400      * Silgan Holdings, Inc ........................         39,816
        900        Skyline Corp ................................         24,471
     14,800        Solutia, Inc ................................         77,256
      1,900        Southern Peru Copper Corp ...................         26,049
      1,000        Spartech Corp ...............................         21,160
      4,500        Standard-Pacific Corp .......................        105,210
      2,100      * Steel Dynamics, Inc .........................         27,489
      5,900      * Stillwater Mining Co ........................         35,400
        300      * Technical Olympic U.S.A., Inc ...............          4,584

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  67

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 BASIC INDUSTRIES--(CONTINUED)
      5,300      * Terra Industries, Inc .......................   $      9,805
      2,900        Texas Industries, Inc .......................         70,412
      3,400        Tredegar Corp ...............................         56,950
        200        Tremont Corp ................................          6,402
        200      * Trex Co, Inc ................................          5,468
      2,700      * U.S. Concrete, Inc ..........................         14,175
      1,900        Universal Forest Products, Inc ..............         35,758
      2,000      * URS Corp ....................................         33,140
     11,100        USEC, Inc ...................................         69,486
      5,000     b* USG Corp ....................................         20,000
      1,400      * Water Pik Technologies, Inc .................         14,210
      2,300        Watsco, Inc .................................         32,890
      4,600        Wausau-Mosinee Paper Corp ...................         42,366
      4,500        Wellman, Inc ................................         61,425
        200        West Pharmaceutical Services, Inc ...........          4,284
        600      * William Lyon Homes, Inc .....................         13,745
      9,300        Worthington Industries, Inc .................        173,910
      5,900     b* WR Grace & Co ...............................          9,440
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             4,756,970
                                                                   ------------
 CONSUMER CYCLICAL--11.21%
        200        Aaron Rents, Inc ............................          4,600
        400      * Acme Communication, Inc .....................          3,120
        300        Advanced Marketing Services, Inc ............          4,137
        800      * Aeropostale, Inc ............................         12,320
        100      * Aftermarket Technology Corp .................          1,293
        700      * Alliance Gaming Corp ........................         10,822
      3,800      * AMC Entertainment, Inc ......................         28,120
      1,400      * Amerco ......................................         14,084
        200      * Ameristar Casinos, Inc ......................          3,792
      1,200        Angelica Corp ...............................         25,788
      4,500      * AnnTaylor Stores Corp .......................        103,635
        300        Apogee Enterprises, Inc .....................          3,282
      1,200        Arctic Cat, Inc .............................         16,752
        700      * Argosy Gaming Co ............................         16,072
      4,800      * Aztar Corp ..................................         63,408
      3,800      * Bally Total Fitness Holding Corp ............         37,658
      1,400        Bandag, Inc .................................         42,700
      1,200        Barnes Group, Inc ...........................         24,108
      1,400        Bassett Furniture Industries, Inc ...........         19,278
      1,100        Blair Corp ..................................         22,495
      4,400        Bob Evans Farms, Inc ........................        104,280
      3,900      * Boca Resorts, Inc (Class A) .................         39,780
      4,600        Bowne & Co, Inc .............................         46,000
      3,000      * Boyd Gaming Corp ............................         56,010
      1,200      * Brookstone, Inc .............................         14,760
      2,400        Brown Shoe Co, Inc ..........................         42,960
        900      * Buckle, Inc .................................         18,090
      2,500        Burlington Coat Factory Warehouse Corp ......         45,000
      1,100        Bush Industries, Inc (Class A) ..............          8,866
        300      * Carmike Cinemas, Inc ........................          5,400
      1,300      * Cascade Corp ................................         18,265
      2,000      * Central Garden & Pet Co .....................         34,220
      1,500      * Championship Auto Racing Teams, Inc .........          5,655
     16,300      * Charming Shoppes, Inc .......................        110,025
        200      * Checkers Drive-In Restaurant ................          1,600
        500      * Cherokee, Inc ...............................          8,065
      3,100      * Choice Hotels International, Inc ............         71,641
        800        Churchill Downs, Inc ........................         29,200
      5,900      * CKE Restaurants, Inc ........................         23,600
      4,700        Claire's Stores, Inc ........................        102,460
      2,000        Coachmen Industries, Inc ....................         30,020
        500      * Coldwater Creek, Inc ........................          6,590
      1,200      * Cole National Corp ..........................         15,060
        300        CPI Corp ....................................          4,125
      3,400      * Crown Media Holdings, Inc (Class A) .........         11,900
        500      * CSS Industries, Inc .........................         18,030
        800      * Culp, Inc ...................................          6,800
      1,500      * Dave & Buster's, Inc ........................         16,815
      1,500      * Department 56, Inc ..........................         15,675
      1,600      * DHB Industries, Inc .........................          3,392
      3,400      * Dollar Thrifty Automotive Group, Inc ........         54,570
        700        Dover Downs Gaming & Entertainment, Inc .....          5,698
      2,100        Dover Motorsport, Inc .......................          8,400
      3,200      * Dress Barn, Inc .............................         49,792
      2,000      * Dura Automotive Systems, Inc ................         24,500
        400      * Elizabeth Arden, Inc ........................          4,796
      5,500        Equity Inns, Inc ............................         34,100
        500      * EUniverse, Inc ..............................          1,465
      2,600      * Finish Line, Inc (Class A) ..................         23,452
        700      * Fisher Communications, Inc ..................         32,900
      2,800      * Footstar, Inc ...............................         21,840
      2,300        Friedman's, Inc (Class A) ...................         17,894
      1,700        G & K Services, Inc (Class A) ...............         57,545
      3,000      * Gaylord Entertainment Co ....................         56,760
      4,500        GenCorp, Inc ................................         45,270
        500      * Genesco, Inc ................................          6,900
      2,200      * Goody's Family Clothing, Inc ................         10,384
      1,100        Gray Television, Inc (Class A) ..............         14,795
        600      * Group 1 Automotive, Inc .....................         13,410
      1,000      * Guess?, Inc .................................          4,290
      1,100        Hancock Fabrics, Inc ........................         17,765
      3,400      * Handleman Co ................................         31,110
      5,000      * Harris Interactive, Inc .....................         11,500
      1,200        Haverty Furniture Cos, Inc ..................         15,000
      2,100        Hollinger International, Inc ................         19,089
        700      * Hollywood Casino Corp (Class A) .............          8,456
      3,200      * Hollywood Entertainment Corp ................         46,464
        300      * IHOP Corp ...................................          7,230
      1,500      * IMPCO Technologies, Inc .....................          5,400
      5,200      * Insight Communications Co, Inc ..............         47,996
      2,900        Intermet Corp ...............................         13,949
        800      * Intertan, Inc ...............................          5,584
        700      * Isle Of Capri Casinos, Inc ..................         11,676
      2,700      * Jack In The Box, Inc ........................         61,560
      3,000      * Jakks Pacific, Inc ..........................         33,357
      1,900      * Jo-Ann Stores, Inc (Class A) ................         53,276
        500      * Johnson Outdoors, Inc (Class A) .............          5,255
      3,800      * Journal Register Co .........................         71,630
     67,800     b* Kmart Corp ..................................         33,222
      2,400      * K2, Inc .....................................         18,960
      3,500        Kellwood Co .................................         80,010
        400      * Kenneth Cole Productions, Inc (Class A) .....          8,120
      1,200      * Keystone Automotive Industries, Inc .........         19,800
      4,800        Kimball International, Inc (Class B) ........         66,336
      1,100      * Kirby Corp ..................................         24,882
        700        K-Swiss, Inc (Class A) ......................         14,959
      3,000        Landry's Restaurants, Inc ...................         67,770
      2,300        LaSalle Hotel Properties ....................         28,750
        700      * Liberty Livewire Corp (Class A) .............          1,099
        300      * Linens `n Things, Inc .......................          5,511
      1,000      * Lodgenet Entertainment Corp .................          7,660
      2,300        Lone Star Steakhouse & Saloon, Inc ..........         48,277
      3,000      * Luby's, Inc .................................         14,760
      2,700        Marcus Corp .................................         35,370
      2,000      * Maxwell Shoe Co, Inc (Class A) ..............         22,700
        100      * Medis Technologies Ltd ......................            428
      2,900      * Men's Wearhouse, Inc ........................         42,630
        800      * Midas, Inc ..................................          4,000
      3,900        Modine Manufacturing Co .....................         74,178

                       SEE NOTES TO FINANCIAL STATEMENTS

68  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER CYCLICAL--(CONTINUED)
      1,000      * Monaco Coach Corp ...........................   $     20,030
        700      * Monro Muffler Brake, Inc ....................         12,502
        500      * Mossimo, Inc ................................          2,940
        200      * MTR Gaming Group, Inc .......................          1,842
      2,500        Myers Industries, Inc .......................         31,325
        700        National Presto Industries, Inc .............         20,216
      3,400      * Nautica Enterprises, Inc ....................         35,360
      1,100      * Netratings, Inc .............................          6,424
        200      * O'Charley's, Inc ............................          3,748
        800        Oshkosh Truck Corp ..........................         45,120
        800        Oxford Industries, Inc ......................         17,520
        200      * Papa John's International, Inc ..............          5,826
      2,200      * Payless Shoesource, Inc .....................        118,822
      1,100      * Penton Media, Inc ...........................            264
      3,300        Phillips-Van Heusen Corp ....................         41,580
      3,300      * Pinnacle Entertainment, Inc .................         24,090
        400      * PLATO Learning, Inc .........................          2,660
        500      * Pricesmart, Inc .............................         10,000
      6,400      * Prime Hospitality Corp ......................         52,480
      5,700      * Primedia, Inc ...............................          7,923
      1,200        Pulitzer, Inc ...............................         49,980
      1,600      * Quaker Fabric Corp ..........................         10,064
        800      * Quiksilver, Inc .............................         18,072
        200      * Rare Hospitality International, Inc .........          4,684
      5,600      * Raytech Corp ................................         34,104
      1,700      * Regent Communications, Inc ..................          8,636
      1,800        Regis Corp ..................................         50,922
      1,100      * Rex Stores Corp .............................         11,330
      3,300        Russell Corp ................................         49,467
        900      * Salton, Inc .................................          7,659
        700      * Shoe Carnival, Inc ..........................          9,975
      4,100      * ShopKo Stores, Inc ..........................         53,546
      4,200      * Sinclair Broadcast Group, Inc (Class A) .....         57,540
      9,500      * Sirius Satellite Radio, Inc .................          9,500
      2,300        Smith (A.O.) Corp ...........................         65,366
        100        Speedway Motorsports, Inc ...................          2,355
      1,500      * Stage Stores, Inc ...........................         32,535
        900        Standard Motor Products, Inc ................          9,729
        100      * Stanley Furniture Co, Inc ...................          2,124
      2,000      * Station Casinos, Inc ........................         34,020
      1,200      * Stein Mart, Inc .............................          7,008
      1,200      * Steven Madden Ltd ...........................         17,280
      1,800      * Stoneridge, Inc .............................         30,600
      5,400        Stride Rite Corp ............................         42,714
        300        Sturm Ruger & Co, Inc .......................          3,660
      1,200        Superior Industries International, Inc ......         56,496
        800      * Sylvan Learning Systems, Inc ................         10,944
      2,300      * TBC Corp ....................................         23,851
      5,200      * Tenneco Automotive, Inc .....................         21,892
      2,100      * The Sports Authority, Inc ...................         12,537
      2,100      * The Steak n Shake Co ........................         23,100
      1,100      * Thomas Nelson, Inc ..........................          9,680
        400      * Topps Co, Inc ...............................          3,448
      8,500      * Tower Automotive, Inc .......................         56,950
        100      * Tropical Sportswear International Corp ......          1,298
      6,800      * Unifi, Inc ..................................         42,636
      1,100      * Vail Resorts, Inc ...........................         15,576
      2,500      * Vans, Inc ...................................         14,225
        800      * Vastera, Inc ................................          1,720
      3,200      * Wabash National Corp ........................         17,312
      1,400      * West Marine, Inc ............................         17,794
      2,900      * Westpoint Stevens, Inc ......................          2,842
        300      * Wet Seal, Inc (Class A) .....................          3,000
      1,900      * Wilsons The Leather Experts, Inc ............         13,528
      2,800      * WMS Industries, Inc .........................         39,480
      5,700        Wolverine World Wide, Inc ...................         85,500
        700        Woodward Governor Co ........................         33,179
      7,400      * XM Satellite Radio Holdings, Inc ............         28,860
      1,200      * Young Broadcasting, Inc (Class A) ...........         10,404
      2,600      * Zomax, Inc ..................................         10,140
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                            4,586,162
                                                                   ------------
 CONSUMER NON-CYCLICAL--5.76%
      1,400      * 7-Eleven, Inc ...............................         11,998
        500      * American Italian Pasta Co (Class A) .........         17,845
      2,200      * Applica, Inc ................................         11,660
      1,000      * Asbury Automotive Group, Inc ................          8,750
      3,300      * Aurora Foods, Inc ...........................          2,145
      2,700        Blyth, Inc ..................................         75,330
      5,500        Casey's General Stores, Inc .................         63,525
      4,700        Corn Products International, Inc ............        135,125
        300        Deb Shops, Inc ..............................          7,479
      1,600      * Del Monte Foods Co ..........................         13,072
      2,300        Delta & Pine Land Co ........................         43,102
      5,600        DIMON, Inc ..................................         34,944
      3,500      * Drugstore.Com, Inc ..........................          5,845
        600      * Duane Reade, Inc ............................          9,600
        100        Farmer Brothers Co ..........................         32,500
        700      * Finlay Enterprises, Inc .....................         10,560
        800        Fleming Cos, Inc ............................          4,000
      2,900      * Flowers Foods, Inc ..........................         65,917
        100      * Galyans Trading Co, Inc .....................          1,001
        100      * Gart Sports Co ..............................          1,887
      2,300      * Great Atlantic & Pacific Tea Co, Inc ........         19,274
      3,200      * Hain Celestial Group, Inc ...................         46,880
      3,300        Hughes Supply, Inc ..........................         96,162
      1,400        Ingles Markets, Inc (Class A) ...............         14,980
      5,900        Interface, Inc (Class A) ....................         23,364
      2,000      * International Multifoods Corp ...............         39,200
      3,400        Interstate Bakeries Corp ....................         90,338
        400      * J & J Snack Foods Corp ......................         14,740
      3,500        J.M. Smucker Co .............................        128,450
      1,500      * Lithia Motors, Inc (Class A) ................         25,515
      4,300        Longs Drug Stores Corp ......................         99,287
      1,000      * MarineMax, Inc ..............................          9,010
      1,300        Movado Group, Inc ...........................         21,125
        200        Nash Finch Co ...............................          2,720
        100      * National Beverage Corp ......................          1,366
      1,400        Nature's Sunshine Products, Inc .............         15,162
        300      * NetFlix, Inc ................................          2,910
      4,400        Nu Skin Enterprises, Inc (Class A) ..........         53,680
     15,700      * OfficeMax, Inc ..............................         64,056
      1,000        Oneida Ltd ..................................         13,930
        200      * Overstock.com, Inc ..........................          1,190
      3,800      * Pathmark Stores, Inc ........................         34,770
        800      * PC Connection, Inc ..........................          3,248
      1,500      * Penn Traffic Co .............................          9,795
      6,600        Pep Boys-Manny Moe & Jack ...................         80,850
      2,100        Pilgrim's Pride Corp (Class B) ..............         19,530
      3,800      * Playtex Products, Inc .......................         32,338
      4,200      * Ralcorp Holdings, Inc .......................         89,334
      1,100      * Revlon, Inc (Class A) .......................          3,289
      1,300      * Robert Mondavi Corp (Class A) ...............         39,598
      4,300        Ruddick Corp ................................         65,317
      1,100        Russ Berrie & Co, Inc .......................         33,011
      1,900      * Seminis, Inc (Class A) ......................          5,567
      4,800        Sensient Technologies Corp ..................        101,424
        100      * Sharper Image Corp ..........................          1,912
      2,200      * Shop At Home, Inc ...........................          5,148
        100      * Skechers U.S.A., Inc (Class A) ..............            954

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  69

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER NON-CYCLICAL--(CONTINUED)
      1,600      * Smart & Final, Inc ..........................   $      6,800
      4,800      * Stamps.com, Inc .............................         20,304
      1,500        Standard Commercial Corp ....................         25,110
        600      * Steinway Musical Instruments, Inc ...........          9,210
        900        Stepan Co ...................................         24,165
        600        Tasty Baking Co .............................          7,650
      4,400      * The Bombay Co, Inc ..........................         11,880
      1,900        Thomas Industries, Inc ......................         47,120
      1,200      * Tractor Supply Co ...........................         38,136
      2,300      * Trans World Entertainment Corp ..............          7,245
      1,800      * Triarc Cos, Inc .............................         40,842
      3,100        Tupperware Corp .............................         51,522
      2,400      * Tweeter Home Entertainment Group, Inc .......         16,560
      2,300      * United Auto Group, Inc ......................         32,223
      3,100        Universal Corp ..............................        108,717
      1,300        Weis Markets, Inc ...........................         43,524
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                        2,356,717
                                                                   ------------
 ENERGY--2.83%
      2,100      * 3TEC Energy Corp ............................         30,030
      3,800        Cabot Oil & Gas Corp (Class A) ..............         81,700
      1,400        Chesapeake Energy Corp ......................          9,240
      3,000      * Comstock Resources, Inc .....................         20,700
      3,200      * Denbury Resources, Inc ......................         32,544
        100      * Dril-Quip, Inc ..............................          1,685
      1,200      * Encore Acquisition Co .......................         19,740
      2,600      * Energy Partners Ltd .........................         21,164
      1,100      * Global Industries Ltd .......................          4,543
        700      * Gulf Island Fabrication, Inc ................          8,232
      5,900      * Hanover Compressor Co .......................         48,970
      2,300      * Harvest Natural Resources, Inc ..............         12,489
      1,400        Holly Corp ..................................         23,772
      1,000      * Horizon Offshore, Inc .......................          4,211
        400      * Houston Exploration Co ......................         12,460
      6,100      * Input/Output, Inc ...........................         29,219
        800      * Key Energy Services, Inc ....................          6,304
        100      * Key Production Co, Inc ......................          1,620
        800        Lufkin Industries, Inc ......................         19,680
      4,300      * Meridian Resource Corp ......................          9,073
      2,200      * Nuevo Energy Co .............................         23,980
      1,100      * Oceaneering International, Inc ..............         27,995
     10,600      * Parker Drilling Co ..........................         23,320
        300      * Petroleum Helicopters (Vote) ................          7,890
        500      * Pure Resources, Inc .........................         11,200
      6,900      * Range Resources Corp ........................         32,292
        700      * Remington Oil & Gas Corp ....................          9,870
      2,400      * Seacor Smit, Inc ............................         98,376
        200      * Spinnaker Exploration Co ....................          5,740
      3,600        St. Mary Land & Exploration Co ..............         86,040
      1,600      * Stone Energy Corp ...........................         52,000
      3,100      * Swift Energy Co .............................         32,240
      8,900      * Tesoro Petroleum Corp .......................         24,920
      4,600      * Tom Brown, Inc ..............................        105,340
      1,900      * Transmontaigne, Inc .........................          9,462
      3,000      * Trico Marine Services, Inc ..................          7,620
      2,300      * Universal Compression Holdings, Inc .........         37,260
      4,400      * Veritas DGC, Inc ............................         47,564
      5,700        Vintage Petroleum, Inc ......................         61,560
      2,200      * Westport Resources Corp .....................         40,260
        900        World Fuel Services Corp ....................         17,370
                                                                   ------------
                   TOTAL ENERGY                                       1,159,675
                                                                   ------------
 FINANCIAL SERVICES--30.74%
      2,000        1st Source Corp .............................         28,180
      1,300        ABC Bancorp .................................         16,666
      1,800        Acadia Realty Trust .........................         13,320
      3,100        Advanta Corp (Class A) ......................         31,155
      1,100        Alabama National Bancorp ....................         49,808
      2,300        Alfa Corp ...................................         28,175
      1,400        Allegiant Bancorp, Inc ......................         22,750
      3,400        Amcore Financial, Inc .......................         74,664
      3,900        American Capital Strategies Ltd .............         73,476
      3,200        American Financial Holdings, Inc ............         97,312
        500        American National Bankshares, Inc ...........         13,730
      1,300      * American Physicians Capital, Inc ............         21,918
      2,000        AMLI Residential Properties Trust ...........         44,160
      6,400        Anthracite Capital, Inc .....................         72,320
      3,100        Anworth Mortgage Asset Corp .................         37,789
      3,800        Apex Mortgage Capital, Inc ..................         42,522
      3,000        Argonaut Group, Inc .........................         51,750
      2,300        Associated Estates Realty Corp ..............         18,630
        800        Baldwin & Lyons, Inc (Class B) ..............         17,488
      1,800      * Banc Corp ...................................         13,932
        500        Bancfirst Corp ..............................         24,610
      1,500        Bank Mutual Corp ............................         30,360
      1,600        Bank Of Granite Corp ........................         28,800
        300        Bank Of The Ozarks, Inc .....................          6,870
      5,700        BankAtlantic Bancorp, Inc (Class A) .........         51,186
      2,900      * Bankunited Financial Corp (Class A) .........         46,255
      1,400        Banner Corp .................................         28,280
      8,500      * Bay View Capital Corp .......................         48,195
      1,700      * Beazer Homes U.S.A., Inc ....................        103,785
      2,000        Bedford Property Investors, Inc .............         49,520
        900        Berkshire Hills Bancorp, Inc ................         21,150
        700      * BKF Capital Group, Inc ......................         14,756
        200        Boston Private Financial Holdings, Inc ......          4,260
        500        Bostonfed Bancorp, Inc ......................         14,995
      2,400        Boykin Lodging Co ...........................         23,088
      3,700        Brandywine Realty Trust .....................         83,435
      1,100        BSB Bancorp, Inc ............................         21,901
        500        California First National Bancorp ...........          6,755
        900        Camden National Corp ........................         23,400
      3,000        Capital Automotive REIT .....................         74,940
      1,000        Capital City Bank Group, Inc ................         33,060
        100        Capitol Bancorp Ltd .........................          1,742
      1,400        Capstead Mortgage Corp ......................         28,938
        600        Cascade Bancorp .............................          8,184
      3,000        Cash America International, Inc .............         24,570
        400        CB Bancshares, Inc ..........................         14,048
      2,600        CBL & Associates Properties, Inc ............        100,750
      1,000        CCBT Financial Cos, Inc .....................         26,170
        400      * CCC Information Services Group, Inc .........          5,228
      2,500        Centennial Bancorp ..........................         21,700
      1,400        Center Trust, Inc ...........................          8,120
        300        Century Bancorp, Inc (Class A) ..............          7,962
      2,600      * Ceres Group, Inc ............................          5,018
      1,600        CFS Bancorp, Inc ............................         22,560
        400        Charter Financial Corp ......................         11,224
      5,700        Charter Municipal Mortgage Acceptance Co ....        100,434
      2,900        Chemical Financial Corp .....................         83,694
      1,200        Citizens First Bancorp, Inc .................         21,564
        300        City Bank ...................................          8,682
      1,000        City Holding Co .............................         25,740
      1,300      * Clark/Bardes, Inc ...........................         23,127
      2,100        CNA Surety Corp .............................         27,720
        500        Coastal Bancorp, Inc ........................         13,820
      2,000        Colonial Properties Trust ...................         72,360
      1,800      * Columbia Banking System, Inc ................         19,926
      3,400        Commerce Group, Inc .........................        110,024
      6,300        Commercial Federal Corp .....................        137,151

                       SEE NOTES TO FINANCIAL STATEMENTS

70  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(CONTINUED)
      5,100        Commercial Net Lease Realty, Inc ............   $     82,212
        900        Commonwealth Bancorp, Inc ...................         41,400
      1,600        Community Bank System, Inc ..................         47,408
        400        Community Banks, Inc ........................         10,736
      3,300        Community First Bankshares, Inc .............         92,004
      1,600        Community Trust Bancorp, Inc ................         43,040
      1,800      * CompuCredit Corp ............................          9,540
      1,600        Connecticut Bancshares, Inc .................         59,248
      6,600        Cornerstone Realty Income Trust, Inc ........         58,740
      2,300        Corporate Office Properties Trust ...........         31,165
      1,000        Correctional Properties Trust ...............         23,000
      3,900      * Corrections Corp Of America .................         54,795
      1,200        Corus Bankshares, Inc .......................         52,572
        100        CPB, Inc ....................................          4,617
        500      * Credit Acceptance Corp ......................          4,100
      1,200      * CSK Auto Corp ...............................         14,976
      1,800        Delphi Financial Group, Inc (Class A) .......         65,556
      1,300        East West Bancorp, Inc ......................         43,888
      2,000        Eastgroup Properties, Inc ...................         49,500
      1,900      * Electro Rent Corp ...........................         18,392
        300        EMC Insurance Group, Inc ....................          4,278
      2,400        Entertainment Properties Trust ..............         53,040
        800        Equity One, Inc .............................         10,560
      1,200        F & M Bancorp ...............................         37,920
        800        Farmers Capital Bank Corp ...................         26,696
      1,600        FBL Financial Group, Inc (Class A) ..........         29,520
      2,800        FBR Asset Investment Corp ...................         87,528
      6,100        FelCor Lodging Trust, Inc ...................         78,263
      2,200        Fidelity Bankshares, Inc ....................         39,380
      1,100        Financial Industries Corp ...................         16,786
      1,000        First Bancorp (North Carolina) ..............         24,710
        100      * First Banks America, Inc ....................          4,015
      4,300        First Charter Corp ..........................         71,251
        800        First Citizens Bancshares, Inc (Class A) ....         82,466
      8,200        First Commonwealth Financial Corp ...........        101,598
        600        First Community Bancshares, Inc .............         17,676
        700        First Defiance Financial Corp ...............         12,019
        900        First Essex Bancorp, Inc ....................         29,745
      2,200        First Federal Capital Corp ..................         42,746
      4,700        First Financial Bancorp .....................         83,707
      1,000        First Financial Bankshares, Inc .............         36,440
        900        First Financial Corp (Indiana) ..............         43,605
      1,600        First Financial Holdings, Inc ...............         43,312
      1,600        First Indiana Corp ..........................         29,328
      2,000        First Merchants Corp ........................         49,400
        400        First National Corp .........................         11,040
        400        First Oak Brook Bancshares, Inc .............         11,892
        300        First Of Long Island Corp ...................          9,975
      1,700        First Place Financial Corp ..................         23,766
      1,200      * First Republic Bank .........................         26,100
      3,300        First Sentinel Bancorp, Inc .................         44,649
        100        First State Bancorp .........................          2,465
      1,000        Firstfed America Bancorp, Inc ...............         24,090
      2,400      * FirstFed Financial Corp .....................         61,800
      1,700        Flagstar Bancorp, Inc .......................         35,190
      1,200        Flushing Financial Corp .....................         20,016
        700        FNB Corp (Virginia) .........................         21,504
      1,200      * FPIC Insurance Group, Inc ...................         10,560
      8,000        Fremont General Corp ........................         39,200
        300      * Friedman, Billings, Ramsey Group, Inc .......          3,039
      3,100        Gables Residential Trust ....................         82,801
      8,000      * Gartner, Inc (Class A) ......................         64,800
      1,100        GBC Bancorp .................................         21,362
      1,300        German American Bancorp .....................         22,100
        700        Glacier Bancorp, Inc ........................         15,946
        800        Gladstone Capital Corp ......................         13,504
      2,200        Glenborough Realty Trust, Inc ...............         44,660
        800        Glimcher Realty Trust .......................         14,992
      3,800        Gold Banc Corp, Inc .........................         36,860
        400        Granite State Bankshares, Inc ...............         13,516
      1,000        Great American Financial Resources, Inc .....         15,550
      1,800        Great Lakes REIT, Inc .......................         31,446
      1,800        Hancock Holding Co ..........................         84,562
      2,400        Harbor Florida Bancshares, Inc ..............         49,080
      4,100        Harleysville Group, Inc .....................        107,625
        800      * Hawthorne Financial Corp ....................         21,120
      5,400        Health Care REIT, Inc .......................        147,690
      5,800        Healthcare Realty Trust, Inc ................        180,380
      2,500        Heritage Property Investment Trust ..........         62,400
      3,600        Home Properties Of New York, Inc ............        117,000
     10,500      * Homestore, Inc ..............................          3,150
      5,000        Horace Mann Educators Corp ..................         73,500
     17,800        HRPT Properties Trust .......................        146,850
      2,100        Hudson River Bancorp, Inc ...................         50,715
        800        IBERIABANK Corp .............................         30,104
      5,800        IMPAC Mortgage Holdings, Inc ................         64,670
        400        Independence Holding Co .....................          8,000
      1,000        Independent Bank Corp (Michigan) ............         33,100
      3,400        Innkeepers U.S.A. Trust .....................         27,166
      2,600      * Insignia Financial Group, Inc ...............         20,410
      1,400      * Insurance Auto Auctions, Inc ................         21,155
      2,100        Integra Bank Corp ...........................         37,842
      2,700        Investors Real Estate Trust .................         28,593
      4,600        IRT Property Co .............................         54,050
      2,000        Irwin Financial Corp ........................         34,000
        700      * Itla Capital Corp ...........................         21,133
      4,800        JDN Realty Corp .............................         57,984
        400        Jefferies Group, Inc ........................         15,264
      3,600      * Jones Lang LaSalle, Inc .....................         74,016
        500        Kansas City Life Insurance Co ...............         18,920
      2,000        Keystone Property Trust .....................         33,280
      3,400        Kilroy Realty Corp ..........................         80,614
     10,400      * Knight Trading Group, Inc ...................         39,000
      2,600        Koger Equity, Inc ...........................         43,914
      2,500        Kramont Realty Trust ........................         37,000
     19,300      * La Quinta Corp ..............................         92,640
        200        Lakeland Financial Corp .....................          4,738
      2,600        Landamerica Financial Group, Inc ............         85,514
        500      * LendingTree, Inc ............................          7,370
      3,200        Lexington Corporate Properties Trust ........         51,520
      2,300        Liberty Corp ................................         82,340
      3,100        LNR Property Corp ...........................        103,385
      2,500      * Local Financial Corp ........................         34,525
      1,000        LSB Bancshares, Inc .........................         16,440
      1,900        LTC Properties, Inc .........................         15,428
        900        Macatawa Bank Corp ..........................         16,587
      1,700        MAF Bancorp, Inc ............................         52,530
        800        MainSource Financial Group, Inc .............         19,032
        500        MASSBANK Corp ...............................         14,970
      1,500        MB Financial, Inc ...........................         50,250
      2,000        MCG Capital Corp ............................         26,360
        900        Medford Bancorp, Inc ........................         31,455
        200      * MEEMIC Holdings, Inc ........................          5,732
        200        Merchants Bancshares, Inc ...................          4,940
      5,600        Meristar Hospitality Corp ...................         48,104
        800      * Meritage Corp ...............................         28,360
      4,200        Metris Cos, Inc .............................          9,702
      4,900        MFA Mortgage Investments, Inc ...............         39,690
        300        Mid Atlantic Realty Trust ...................          4,809

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  71

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(CONTINUED)
      2,000        Mid-America Apartment Communities, Inc ......   $     49,820
      1,100        Midland Co ..................................         18,513
      2,900        Mid-State Bancshares ........................         47,560
      1,300        Mission West Properties, Inc ................         14,404
        100        NASB Financial, Inc .........................          2,079
      3,100        National Health Investors, Inc ..............         47,275
        800        National Health Realty, Inc .................         12,608
        300      * National Western Life Insurance Co
                     (Class A) .................................         30,600
      6,100        Nationwide Health Properties, Inc ...........        104,005
        600      * Navigators Group, Inc .......................         12,162
        799        NBC Capital Corp ............................         20,055
      2,100        NBT Bancorp, Inc ............................         36,267
      4,700      * NetBank, Inc ................................         48,927
        300        New Century Financial Corp ..................          7,020
      1,400        Novastar Financial, Inc .....................         30,590
        200      * NYMAGIC, Inc ................................          2,888
        700        OceanFirst Financial Corp ...................         14,420
      5,100      * Ocwen Financial Corp ........................         14,790
      2,300        Odyssey Re Holdings Corp ....................         38,203
      7,000      * Ohio Casualty Corp ..........................        113,960
        700        Old Second Bancorp, Inc .....................         26,726
      1,100        Omega Financial Corp ........................         37,125
        300        Pacific Northwest Bancorp ...................          8,169
        500      * Pacific Union Bank ..........................          5,605
      4,600        Pan Pacific Retail Properties, Inc ..........        158,608
        700        Parkvale Financial Corp .....................         16,485
      1,100        Parkway Properties, Inc .....................         37,224
        700        Partners Trust Financial Group, Inc .........          9,779
        700        Pennfed Financial Services, Inc .............         19,243
        600        Peoples Bancorp, Inc ........................         15,420
        800        Peoples Holding Co ..........................         32,600
      1,600        PFF Bancorp, Inc ............................         44,352
      2,300      * Philadelphia Consolidated Holding Corp ......         67,850
        900      * Pico Holdings, Inc ..........................          9,900
      3,600        PMA Capital Corp (Class A) ..................         54,000
        600        Port Financial Corp .........................         24,006
      4,600        Post Properties, Inc ........................        119,508
      4,300        Prentiss Properties Trust ...................        124,442
      2,800        Presidential Life Corp ......................         40,320
      2,500      * Price Legacy Corp ...........................          7,325
      3,000      * ProAssurance Corp ...........................         50,700
        800        Prosperity Bancshares, Inc ..................         13,624
        100        Provident Bancorp, Inc ......................          2,845
      3,000        Provident Bankshares Corp ...................         64,740
      1,400        PS Business Parks, Inc ......................         47,600
        700      * Quaker City Bancorp, Inc ....................         23,219
        800        R & G Financial Corp (Class B) ..............         17,456
      2,200        RAIT Investment Trust .......................         45,320
      1,200        Ramco-Gershenson Properties .................         23,592
      4,600        Realty Income Corp ..........................        157,090
      1,500        Redwood Trust, Inc ..........................         40,995
      5,200        Republic Bancorp, Inc .......................         67,600
        900        Republic Bancorp, Inc (Class A) (Kentucky) ..         10,125
        700      * Republic Bancshares, Inc ....................         13,608
      2,000        Resource America, Inc (Class A) .............         16,000
      3,900        RFS Hotel Investors, Inc ....................         42,861
      1,900        Riggs National Corp .........................         27,151
        900        RLI Corp ....................................         48,285
        400        Royal Bancshares Of Pennsylvania (Class A) ..          7,320
        300        S & T Bancorp, Inc ..........................          7,554
      1,000        Sandy Spring Bancorp, Inc ...................         30,800
      1,200        Santander Bancorp ...........................         16,560
      1,200        Saul Centers, Inc ...........................         27,864
      3,500      * Saxon Capital, Inc ..........................         38,745
      1,100        Seacoast Banking Corp Of Florida ............         21,098
      3,100        Seacoast Financial Services Corp ............         62,217
        900        Second Bancorp, Inc .........................         24,057
      3,600        Selective Insurance Group, Inc ..............         78,228
      6,300        Senior Housing Properties Trust .............         70,686
      1,000        Simmons First National Corp (Class A) .......         37,180
      1,200        Sizeler Property Investors ..................         12,072
      3,600        SL Green Realty Corp ........................        110,664
     10,100      * SoundView Technology Group, Inc .............         13,130
      5,600        South Financial Group, Inc ..................        118,104
      1,800      * Southwest Bancorp Of Texas, Inc .............         65,538
        700        Southwest Bancorp, Inc ......................         17,605
      1,700        Sovran Self Storage, Inc ....................         51,714
      1,000        St. Francis Capital Corp ....................         23,010
      1,700        State Auto Financial Corp ...................         25,738
        800        State Bancorp, Inc ..........................         14,200
        500        Staten Island Bancorp, Inc ..................          8,700
        800        Sterling Bancorp ............................         21,224
      2,800        Sterling Bancshares, Inc ....................         36,596
        600        Sterling Financial Corp (Pennsylvania) ......         13,998
      1,600      * Sterling Financial Corp (Spokane) ...........         29,008
      2,300      * Stewart Information Services Corp ...........         49,105
        600        Summit Bancshares, Inc ......................         12,630
      3,100        Summit Properties, Inc ......................         60,140
        600        Sun Bancorp, Inc (Pennsylvania) .............         13,488
        900      * Sun Bancorp, Inc (New Jersey) ...............         11,934
        800        Sun Communities, Inc ........................         29,360
      1,000        Superior Financial Corp .....................         18,800
      4,800        Susquehanna Bancshares, Inc .................        103,920
      1,900        SWS Group, Inc ..............................         23,275
        300      * Syntroleum Corp .............................            498
      4,100        Taubman Centers, Inc ........................         58,343
      1,800        Texas Regional Bancshares, Inc (Class A) ....         60,282
      6,100        Thornburg Mortgage, Inc .....................        114,619
      1,100        Three Rivers Bancorp, Inc ...................         17,600
        200        Tompkins Trustco, Inc .......................          8,580
      4,000      * Trammell Crow Co ............................         39,440
        400      * Transcontinental Realty Investors, Inc ......          6,596
        700      * Triad Guaranty, Inc .........................         24,374
        300        Trico Bancshares ............................          7,590
      1,200        Troy Financial Corp .........................         31,296
      2,000        Trust Co Of New Jersey ......................         50,900
      2,700        U.S. Restaurant Properties, Inc .............         38,475
        800        U.S.B. Holding Co, Inc ......................         14,744
      5,300      * UICI ........................................         86,178
      2,300        UMB Financial Corp ..........................         89,792
      1,400      * Union Acceptance Corp (Class A) .............          5,642
      1,000        Union Bankshares Corp .......................         24,930
      4,500        United Community Financial Corp .............         39,825
      1,000        United Fire & Casualty Co ...................         33,980
        400        United National Bancorp .....................          8,232
      3,100      * Universal American Financial Corp ...........         15,193
      1,300        Universal Health Realty Income Trust ........         33,735
      3,000        Unizan Financial Corp .......................         57,534
      2,400        Urstadt Biddle Properties, Inc (Class A) ....         28,440
      4,700        Vesta Insurance Group, Inc ..................         11,750
      1,200      * VIB Corp ....................................         17,964
        100        Virginia Financial Group, Inc ...............          3,003
      3,200        W Holding Co, Inc ...........................         52,160
        500        Warwick Community Bancorp ...................         13,500
      5,200        Waypoint Financial Corp .....................         87,672
        700      * Wellsford Real Properties, Inc ..............         12,040
      3,000        Wesbanco, Inc ...............................         71,430
      2,200        West Coast Bancorp ..........................         33,308
      1,100        Westcorp ....................................         22,000

                       SEE NOTES TO FINANCIAL STATEMENTS

72  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(CONTINUED)
        700        Westfield Financial, Inc ....................   $     10,563
        200      * WFS Financial, Inc ..........................          4,148
        700        Willow Grove Bancorp, Inc ...................          8,260
      2,300        Winston Hotels, Inc .........................         16,652
        300        Wintrust Financial Corp .....................          8,595
      1,300      * World Acceptance Corp .......................         10,296
        300        WSFS Financial Corp .........................          8,400
     20,300      * Wyndham International, Inc (Class A) ........          6,902
        800        Yardville National Bancorp ..................         13,592
      1,000        Zenith National Insurance Corp ..............         26,420
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          12,575,590
                                                                   ------------
 HEALTH CARE--7.23%
     10,700      * Abgenix, Inc ................................         69,443
      1,700      * Abiomed, Inc ................................          5,610
        400      * Alaris Medical, Inc .........................          1,908
      5,500      * Alderwoods Group, Inc .......................         35,750
      2,500      * Alexion Pharmaceuticals, Inc ................         28,975
      4,200      * Align Technology, Inc .......................         11,588
      1,400      * Alliance Imaging, Inc .......................         16,744
        500      * Allscripts Healthcare Solutions, Inc ........          1,430
      4,100        Alpharma, Inc (Class A) .....................         39,360
        900      * American Medical Security Group, Inc ........         12,726
        300      * American Pharmaceutical Partners, Inc .......          4,899
      1,000      * Ameripath, Inc ..............................         14,900
      2,300      * Amylin Pharmaceuticals, Inc .................         38,226
      4,400      * Applera Corp (Celera Genomics Group) ........         34,980
      2,100      * Applied Molecular Evolution .................          8,232
      2,700      * Arena Pharmaceuticals, Inc ..................         15,120
      2,900      * Arqule, Inc .................................         14,935
        800        Arrow International, Inc ....................         25,736
        300      * Arthrocare Corp .............................          3,636
      2,100      * AVANIR Pharmaceuticals (Class A) ............          2,415
      2,800      * Avigen, Inc .................................         22,204
      5,300      * Beverly Enterprises, Inc ....................         12,826
        200      * Bio-Reference Labs, Inc .....................          1,300
      7,900      * Bio-Technology General Corp .................         23,384
        300      * Bone Care International, Inc ................          1,734
        300      * Bruker AXS, Inc .............................            630
      1,600      * Caliper Technologies Corp ...................          6,704
      1,400      * Cardiac Science, Inc ........................          2,772
      4,500      * Cell Genesys, Inc ...........................         54,225
      4,500      * Cell Therapeutics, Inc ......................         19,800
        200      * Centene Corp ................................          5,338
        300      * Chattem, Inc ................................         12,249
      1,200      * Cima Labs, Inc ..............................         30,180
      1,100      * Ciphergen Biosystems, Inc ...................          3,300
      4,000      * Coherent, Inc ...............................         73,000
        900      * Columbia Laboratories, Inc ..................          4,050
        100      * Computer Programs & Systems, Inc ............          2,138
      1,800      * Conmed Corp .................................         36,270
      6,300      * Corixa Corp .................................         39,879
      2,700      * CuraGen Corp ................................         11,394
      3,600      * CV Therapeutics, Inc ........................         75,276
      1,700        Datascope Corp ..............................         46,002
      4,900      * Decode Genetics, Inc ........................         10,780
      1,100      * Deltagen, Inc ...............................          1,650
      2,300      * Discovery Partners International, Inc .......          7,337
      1,100      * Diversa Corp ................................          9,383
      1,000      * DJ Orthopedics, Inc .........................          3,820
      1,700      * DVI, Inc ....................................          8,160
        400      * Eon Labs, Inc ...............................          8,632
        400      * EPIX Medical, Inc ...........................          1,812
      2,200      * Esperion Therapeutics, Inc ..................         12,584
      5,800      * Exelixis, Inc ...............................         28,710
      3,700      * Gene Logic, Inc .............................         28,749
      3,900      * Genesis Health Ventures, Inc ................         64,116
      5,100      * Genzyme Corp (Biosurgery Division) ..........          9,537
      3,300      * Guilford Pharmaceuticals, Inc ...............         15,972
      2,200      * Hanger Orthopedic Group, Inc ................         34,980
      1,300      * Healthcare Services Group ...................         17,732
        200      * Hologic, Inc ................................          1,960
        400      * Igen International, Inc .....................         11,952
        500      * Ilex Oncology, Inc ..........................          2,375
      2,800      * Illumina, Inc ...............................          9,632
      2,700      * ImClone Systems, Inc ........................         21,060
      5,500      * Immunogen, Inc ..............................         17,820
      9,200      * Incyte Genomics, Inc ........................         42,688
      7,500      * Inhale Therapeutic Systems, Inc .............         37,710
      3,700      * Integrated Silicon Solution, Inc ............         11,026
      1,200      * Kendle International, Inc ...................          8,040
      1,600      * Kindred Healthcare, Inc .....................         59,248
        200      * Kos Pharmaceuticals, Inc ....................          2,240
        200      * Kyphon, Inc .................................          2,640
      4,600      * Lexicon Genetics, Inc .......................         18,446
      1,900      * Ligand Pharmaceuticals, Inc (Class B) .......         12,920
      3,300      * Magellan Health Services, Inc ...............            858
        300      * Matria Healthcare, Inc ......................          2,574
        300      * MAXIMUS, Inc ................................          6,720
      3,900      * Maxygen, Inc ................................         24,219
      9,500      * Medarex, Inc ................................         31,825
        900      * Medcath Corp ................................         10,170
        500      * Medical Staffing Network Holdings, Inc ......          7,585
        300      * Molecular Devices Corp ......................          3,753
      1,400      * Mykrolis Corp ...............................          8,610
      5,200      * Nabi Biopharmaceuticals .....................         28,198
        600      * National Healthcare Corp ....................         10,770
      1,000      * Neoforma, Inc ...............................          9,430
      1,600      * Neopharm, Inc ...............................         22,560
      1,500      * Neose Technologies, Inc .....................         11,640
      1,300      * Neurogen Corp ...............................         10,439
      2,200      * Omega Healthcare Investors, Inc .............         12,584
      1,900      * Onyx Pharmaceuticals, Inc ...................          8,132
        100      * Option Care, Inc ............................            885
      4,300      * OSI Pharmaceuticals, Inc ....................         72,971
      2,400        Owens & Minor, Inc ..........................         34,296
      4,800      * Pacificare Health Systems, Inc ..............        110,832
      2,300      * Parexel International Corp ..................         19,550
        700      * PDI, Inc ....................................          2,849
        500      * Pediatrix Medical Group, Inc ................         15,495
        900      * Per-Se Technologies, Inc ....................          8,892
      3,200      * Pharmacopeia, Inc ...........................         28,352
      3,100      * Pozen, Inc ..................................         15,717
      7,000      * Praecis Pharmaceuticals, Inc ................         20,930
      1,800      * Prime Medical Services, Inc .................         16,630
     12,400      * Protein Design Labs, Inc ....................        102,920
        600      * Proxymed, Inc ...............................          9,078
     10,100      * PSS World Medical, Inc ......................         67,165
      2,900      * Quovadx, Inc ................................          4,060
        900      * RehabCare Group, Inc ........................         20,817
      2,000      * Res-Care, Inc ...............................          9,920
        200      * Sangamo Biosciences, Inc ....................            394
        900      * Seattle Genetics, Inc .......................          2,898
      2,600      * Sepracor, Inc ...............................         13,624
      5,100      * Sequenom, Inc ...............................          7,854
     40,900      * Service Corp International ..................        143,150
      3,000      * Sola International, Inc .....................         30,150
        700      * Specialty Laboratories, Inc .................          6,433
     13,600      * Stewart Enterprises, Inc (Class A) ..........         69,360
      2,500      * Sunrise Assisted Living, Inc ................         53,625

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  73

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(CONTINUED)
      4,000      * SuperGen, Inc ...............................   $      6,920
      2,500      * Sybron Dental Specialties, Inc ..............         34,975
      2,200      * Tanox, Inc ..................................         23,100
        300      * Texas Biotechnology Corp ....................            918
      3,700      * Theragenics Corp ............................         16,280
      6,700      * Thoratec Corp ...............................         52,528
      3,000      * TriPath Imaging, Inc ........................          6,750
     10,300      * U.S. Oncology, Inc ..........................         83,533
      2,200      * United Therapeutics Corp ....................         36,190
        200      * Varian, Inc .................................          5,522
      1,000      * VCA Antech, Inc .............................         12,340
      6,700        Ventas, Inc .................................         89,445
      3,600      * Viasys Healthcare, Inc ......................         55,440
      2,600      * Vical, Inc ..................................          6,006
        700      * Watson Wyatt & Co Holdings ..................         14,000
      2,200        X-Rite, Inc .................................         17,006
        500      * Zymogenetics, Inc ...........................          4,000
                                                                   ------------
                   TOTAL HEALTH CARE                                  2,958,846
                                                                   ------------
 OTHER--3.24%
      1,200      * 4Kids Entertainment, Inc ....................         28,476
      4,000        Acuity Brands, Inc ..........................         49,040
        400      * Advo, Inc ...................................         12,700
      5,700        Alexander & Baldwin, Inc ....................        126,825
      2,000        Banta Corp ..................................         71,000
      2,400      * Bell Microproducts, Inc .....................         10,032
      1,700      * CDI Corp ....................................         44,455
      2,100        Central Parking Corp ........................         42,294
     10,700      * Century Business Services, Inc ..............         28,355
        900      * Charles River Associates, Inc ...............         14,940
      1,800      * Cornell Cos, Inc ............................         14,310
      1,000        Curtiss-Wright Corp .........................         59,790
      2,400      * Daisytek International Corp .................         31,200
      1,700      * ESCO Technologies, Inc ......................         54,910
        700      * First Consulting Group, Inc .................          3,794
      3,100        Gentiva Health Services, Inc ................         25,637
      1,100      * Hall Kinion & Associates, Inc ...............          6,600
      1,800        Harland (John H.) Co ........................         48,870
      2,200      * Heidrick & Struggles International, Inc .....         33,418
      1,300        Kelly Services, Inc (Class A) ...............         28,171
      5,200      * Korn/Ferry International ....................         40,768
        600      * Memberworks, Inc ............................         10,452
     12,800      * MPS Group, Inc ..............................         74,240
      2,600      * NCO Group, Inc ..............................         29,614
      2,600      * Offshore Logistics, Inc .....................         46,696
        700      * ProQuest Co .................................         21,245
      1,600      * Protection One, Inc .........................          4,320
      1,800      * R.H. Donnelley Corp .........................         46,800
        700      * Remedytemp, Inc (Class A) ...................          8,771
      3,500      * Rent-Way, Inc ...............................         10,500
        200      * Right Management Consultants ................          4,928
        600      * School Specialty, Inc .......................         15,006
      8,100      * Spherion Corp ...............................         57,105
        700        Standard Register Co ........................         16,800
      1,400        Standex International Corp ..................         28,392
      9,000      * U.S. Industries, Inc ........................         21,150
      1,100        Unifirst Corp ...............................         26,224
      3,200      * United Stationers, Inc ......................         84,160
      3,700        Walter Industries, Inc ......................         45,436
                                                                   ------------
                   TOTAL OTHER                                        1,327,424
                                                                   ------------
 PRODUCER DURABLES--5.54%
      2,100      * Active Power, Inc ...........................          2,814
      1,300      * Actuant Corp ................................         47,970
        800        Alamo Group, Inc ............................          9,888
      1,800        American States Water Co ....................         47,196
      2,600        Applied Industrial Technologies, Inc ........         44,070
      2,100      * Astec Industries, Inc .......................         22,638
      2,200        Briggs & Stratton Corp ......................         82,588
      3,300      * Brooks-PRI Automation, Inc ..................         37,785
      1,800        California Water Service Group ..............         45,954
      5,000      * Capstone Turbine Corp .......................          2,950
      2,200      * Casella Waste Systems, Inc (Class A) ........         14,146
      1,500        CIRCOR International, Inc ...................         20,100
      1,700      * Columbus Mckinnon Corp ......................          8,942
      1,500      * Consolidated Graphics, Inc ..................         26,325
        400      * CTB International Corp ......................          5,116
        700      * Cuno, Inc ...................................         21,595
      6,800      * Dycom Industries, Inc .......................         62,288
      3,300        Federal Signal Corp .........................         60,786
      1,200      * Flow International Corp .....................          3,876
      1,900      * FuelCell Energy, Inc ........................         11,970
      2,200      * Gardner Denver, Inc .........................         34,562
        600      * Genlyte Group, Inc ..........................         21,270
        300        Gorman-Rupp Co ..............................          6,990
      3,100      * Graphic Packaging International Corp ........         24,738
      2,100        IDEX Corp ...................................         59,955
      2,500      * Imagistics International, Inc ...............         43,375
      2,400      * Ionics, Inc .................................         57,144
      6,000        JLG Industries, Inc .........................         48,300
      5,900      * Joy Global, Inc .............................         48,970
      2,000      * Kadant, Inc .................................         27,000
      2,900        Kaydon Corp .................................         58,116
      4,800        Kennametal, Inc .............................        154,176
        600        Lawson Products, Inc ........................         17,490
      1,200      * Littelfuse, Inc .............................         20,184
      6,000      * Magna Entertainment Corp (Class A) ..........         32,628
      2,700      * Magnetek, Inc ...............................          8,640
      1,200        Manitowoc Co, Inc ...........................         32,820
      2,400        Milacron, Inc ...............................         10,824
        800        Nacco Industries, Inc (Class A) .............         31,840
        800      * Newpark Resources, Inc ......................          3,168
      1,600        Nordson Corp ................................         37,984
      3,500      * Power-One, Inc ..............................         10,430
      4,400      * Quanta Services, Inc ........................          9,152
      1,400      * Rayovac Corp ................................         17,080
      3,200        Regal-Beloit Corp ...........................         54,752
        900        Richardson Electronics Ltd ..................          5,922
      1,400        Robbins & Myers, Inc ........................         26,110
      1,300        Sauer-Danfoss, Inc ..........................         11,700
        300        SJW Corp ....................................         23,400
      1,700      * SPS Technologies, Inc .......................         42,381
        900        Starrett (L.S.) Co (Class A) ................         13,752
      3,900        Stewart & Stevenson Services, Inc ...........         38,193
      2,100        Tecumseh Products Co (Class A) ..............         88,116
        100        Tennant Co ..................................          3,235
      5,500      * Terex Corp ..................................         92,950
      6,500      * Tetra Tech, Inc .............................         51,935
        900      * Tetra Technologies, Inc .....................         18,135
      5,500      * Thomas & Betts Corp .........................         77,495
      1,000        Toro Co .....................................         56,250
        200      * Trikon Technologies, Inc ....................          1,136
      4,900        Trinity Industries, Inc .....................         80,654
      5,700      * UNOVA, Inc ..................................         28,044
      2,400        Valhi, Inc ..................................         23,568
      1,200        Valmont Industries, Inc .....................         28,020
      3,900        Wabtec Corp .................................         54,912
        600      * Waste Connections, Inc ......................         20,873
      1,700        Watts Industries, Inc (Class A) .............         27,880
                                                                   ------------
                   TOTAL PRODUCER DURABLES                            2,265,246
                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

74  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--9.97%
      1,000      * 3D Systems Corp .............................   $      6,580
      2,700      * Acterna Corp ................................          1,080
      1,300      * ADE Corp ....................................          5,473
      2,800      * Adtran, Inc .................................         43,680
      3,800      * Advanced Digital Information Corp ...........         18,240
        100      * Advanced Power Technology, Inc ..............            389
      2,400      * Aether Systems, Inc .........................          6,432
      2,800      * Agile Software Corp .........................         17,948
      3,200      * Alliance Semiconductor Corp .................         12,160
        300      * Alloy, Inc ..................................          2,493
        200      * Altiris, Inc ................................          1,990
      2,800      * American Management Systems, Inc ............         35,644
      1,300      * American Superconductor Corp ................          3,510
      1,600      * Anadigics, Inc ..............................          3,408
        800        Analogic Corp ...............................         33,512
      3,100      * Anaren Microwave, Inc .......................         25,482
      4,300      * Anixter International, Inc ..................         88,580
      4,900      * Answerthink, Inc ............................          7,105
        600      * Anteon International Corp ...................         16,308
      1,400      * Arbitron, Inc ...............................         47,740
     17,100      * Ariba, Inc ..................................         23,085
      7,600      * Arris Group, Inc ............................         28,120
      4,000      * Artesyn Technologies, Inc ...................          6,040
     18,300      * Ascential Software Corp .....................         34,001
      7,200      * Aspect Communications Corp ..................         10,584
      1,500      * Aspen Technology, Inc .......................          4,500
        400      * Asyst Technologies, Inc .....................          2,416
      2,300      * Audiovox Corp (Class A) .....................         16,098
      5,600      * Avanex Corp .................................          7,672
      4,700      * Avenue A, Inc ...............................         11,750
        400      * Avid Technology, Inc ........................          4,120
        700      * Avocent Corp ................................          9,366
      1,200      * AXT, Inc ....................................          2,496
        200        Bel Fuse, Inc (Class B) .....................          4,290
      3,100        Belden, Inc .................................         41,602
      1,800      * Benchmark Electronics, Inc ..................         37,890
        800      * Black Box Corp ..............................         26,560
      1,700      * Boston Communications Group .................         17,544
      3,300        C&D Technologies, Inc .......................         48,378
      6,100      * Cable Design Technologies Corp ..............         37,332
        600      * Caminus Corp ................................          1,068
      2,300      * C-COR.net Corp ..............................          8,533
      4,200      * Checkpoint Systems, Inc .....................         51,870
      7,600      * Ciber, Inc ..................................         44,156
      8,800      * Cirrus Logic, Inc ...........................         22,440
      8,100      * CNET Networks, Inc ..........................          8,910
      7,100      * CommScope, Inc ..............................         48,138
      3,100      * Compucom Systems, Inc .......................         17,856
      4,300      * Computer Horizons Corp ......................         15,996
      1,800      * Computer Network Technology Corp ............          9,036
        500        Compx International, Inc ....................          4,640
      3,300      * Concord Camera Corp .........................         15,378
        100      * CoorsTek, Inc ...............................          1,500
      6,200      * Credence Systems Corp .......................         53,692
      5,000      * Cree, Inc ...................................         62,500
      1,300        CTS Corp ....................................          5,980
        500      * Datastream Systems, Inc .....................          2,500
      5,200      * DDI Corp ....................................            827
      1,700      * DiamondCluster International, Inc (Class A) .          5,542
        100      * Digimarc Corp ...............................          1,167
        500      * Digitas, Inc ................................          1,100
      4,500      * DoubleClick, Inc ............................         23,130
      1,300      * DSP Group, Inc ..............................         20,877
      1,400      * Dupont Photomasks, Inc ......................         31,892
      4,100      * E.piphany, Inc ..............................         14,760
     17,600      * Earthlink, Inc ..............................         93,984
        700        EDO Corp ....................................         15,687
      1,200      * eFunds Corp .................................         11,257
        300      * Electro Scientific Industries, Inc ..........          4,449
        600      * Electroglas, Inc ............................          1,200
      7,600      * Electronics For Imaging, Inc ................        113,392
      1,600      * Emcore Corp .................................          2,432
        500      * EMS Technologies, Inc .......................          5,130
     18,600      * Enterasys Networks, Inc .....................         24,180
        400      * Entrust, Inc ................................          1,256
      2,900      * Esterline Technologies Corp .................         48,256
        900      * Exar Corp ...................................         10,395
        400      * Filenet Corp ................................          4,140
      8,700      * Finisar Corp ................................          6,003
      4,000      * FSI International, Inc ......................         12,240
      7,800      * GlobespanVirata, Inc ........................         18,408
      6,800      * GrafTech International Ltd ..................         49,300
      3,100      * Griffon Corp ................................         33,015
      1,500      * Handspring, Inc .............................          1,410
      3,500      * Hutchinson Technology, Inc ..................         56,525
      4,600      * Hypercom Corp ...............................         13,156
      2,700      * iGate Corp ..................................          7,344
        400      * Ii-Vi, Inc ..................................          5,340
      4,900      * Imation Corp ................................        138,817
      5,000      * InFocus Corp ................................         38,100
        200      * Infogrames, Inc .............................            444
      8,500      * Infonet Services Corp (Class B) .............         19,040
      3,700      * Information Resources, Inc ..................         13,727
        300      * Inforte Corp ................................          1,536
      9,400      * Inktomi Corp ................................          2,350
     16,600      * Interland, Inc ..............................         34,030
        300      * Internet Security Systems, Inc ..............          3,696
     10,000      * Intertrust Technologies Corp ................         31,900
      6,600      * Interwoven, Inc .............................         13,253
      7,500      * Iomega Corp .................................         80,175
      2,600      * ITXC Corp ...................................          6,448
        100      * IXYS Corp ...................................            503
      1,500      * Keane, Inc ..................................         10,125
      1,600      * Keynote Systems, Inc ........................         10,480
      2,600      * Kforce, Inc .................................          8,086
      5,800      * Lattice Semiconductor Corp ..................         36,076
        500      * Lawson Software, Inc ........................          1,770
        700      * LeCroy Corp .................................          6,272
      6,900      * Liberate Technologies .......................         10,764
      3,500      * Lightbridge, Inc ............................         23,629
      2,200      * LTX Corp ....................................         10,032
        700      * Magma Design Automation, Inc ................          6,244
      3,900      * Mail-Well, Inc ..............................          4,056
      1,000      * Mantech International Corp (Class A) ........         23,461
      1,300      * Manufacturers Services Ltd ..................          3,510
      3,700      * Manugistics Group, Inc ......................         10,323
        100      * Mapinfo Corp ................................            395
      2,700      * Mastec, Inc .................................          8,721
      1,400      * Matrixone, Inc ..............................          6,076
     23,800      * Maxtor Corp .................................         62,118
      2,300      * MCSi, Inc ...................................         11,385
      2,300      * MEMC Electronic Materials, Inc ..............          7,636
        500      * Merix Corp ..................................          4,075
      3,300      * MetaSolv, Inc ...............................          5,049
      4,700        Methode Electronics, Inc (Class A) ..........         43,146
      5,900      * Microtune, Inc ..............................         14,219
      4,900      * MRV Communications, Inc .....................          4,165
      2,900        MTS Systems Corp ............................         27,460
      1,000      * Nanometrics, Inc ............................          2,660

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  75

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(CONTINUED)
      1,700      * Navigant International, Inc .................   $     17,850
      1,300        NDCHealth Corp ..............................         20,215
      2,400      * Net2Phone, Inc ..............................          5,664
      1,500      * Netegrity, Inc ..............................          3,090
      2,600      * NETIQ Corp ..................................         37,700
      4,200      * Netro Corp ..................................          8,610
      1,800      * Netscout Systems, Inc .......................          6,588
      5,000      * New Focus, Inc ..............................         13,500
      2,400      * Newport Corp ................................         27,072
      2,300      * Next Level Communications, Inc ..............          1,771
     50,500      * Novell, Inc .................................        106,050
      1,900      * Nu Horizons Electronics Corp ................         11,400
      1,900      * Nuance Communications, Inc ..................          3,230
      3,300      * Numerical Technologies, Inc .................          9,570
      1,100      * ON Semiconductor Corp .......................          1,375
     11,200      * Openwave Systems, Inc .......................          6,944
     13,900      * Oplink Communications, Inc ..................          8,062
      1,200      * Optical Communication Products, Inc .........            924
     51,500      * Palm, Inc ...................................         38,110
      2,400      * Paradyne Networks, Inc ......................          3,192
     16,100      * Parametric Technology Corp ..................         28,980
      1,800        Park Electrochemical Corp ...................         30,060
        300      * Paxar Corp ..................................          4,362
      1,900      * Paxson Communications Corp ..................          4,180
      2,700      * PC-Tel, Inc .................................         14,067
      3,400      * Pegasus Solutions, Inc ......................         35,870
      2,500      * Pericom Semiconductor Corp ..................         21,550
      4,100        Pioneer-Standard Electronics, Inc ...........         29,684
        400      * Pixelworks, Inc .............................          2,060
      1,300      * Pomeroy Computer Resources, Inc .............         12,818
        700      * Powell Industries, Inc ......................         13,160
      3,300      * Proton Energy Systems .......................          6,996
     16,100      * Proxim Corp (Class A) .......................         28,175
      6,400      * PTEK Holdings, Inc ..........................         29,824
     17,700      * Quantum Corp ................................         39,117
        900      * Radisys Corp ................................          3,564
      3,200      * Rainbow Technologies, Inc ...................          9,088
      5,200      * Raindance Communications, Inc ...............         16,068
     16,600      * Read-Rite Corp ..............................          8,632
      1,900      * Red Hat, Inc ................................          9,025
      4,000      * Register.com, Inc ...........................         12,120
      2,300      * Riverstone Networks, Inc ....................          1,173
        300      * Roxio, Inc ..................................            909
      5,000      * RSA Security, Inc ...........................         16,800
     16,400      * Safeguard Scientifics, Inc ..................         18,204
      3,800      * Sandisk Corp ................................         49,818
      6,500      * Sapient Corp ................................          6,695
      1,600      * SBS Technologies, Inc .......................         11,456
      2,100      * SCM Microsystems, Inc .......................          8,293
      1,200      * Seachange International, Inc ................          8,244
     25,900      * Silicon Graphics, Inc .......................         21,238
      3,500      * Sipex Corp ..................................          5,950
      7,600      * Sitel Corp ..................................         13,300
        500      * Somera Communications, Inc ..................          1,025
     11,800      * SONICblue, Inc ..............................          2,832
      4,200      * SonicWALL, Inc ..............................         11,550
      1,500      * Sourcecorp ..................................         30,615
        700      * Spectrian Corp ..............................          2,065
      1,700      * SpeechWorks International, Inc ..............          3,910
      3,700      * SpeedFam-IPEC, Inc ..........................         13,727
      1,200      * SPSS, Inc ...................................         13,884
        200      * SRA International, Inc (Class A) ............          5,726
      1,800      * Standard Microsystems Corp ..................         27,506
      4,300      * StorageNetworks, Inc ........................          5,375
     11,200      * Stratex Networks, Inc .......................         14,325
      5,300      * Stratos Lightwave, Inc ......................          1,908
        100      * Suntron Corp ................................            325
      7,400      * Surebeam Corp (Class A) .....................         13,320
     16,300      * Sycamore Networks, Inc ......................         38,305
      1,900      * Sykes Enterprises, Inc ......................          7,999
        400      * Synaptics, Inc ..............................          1,924
      1,800      * Systems & Computer Technology Corp ..........         12,600
      2,900        Technitrol, Inc .............................         43,355
      5,100      * Tellium, Inc ................................          1,938
      8,900      * Terayon Communication Systems, Inc ..........         20,648
        300      * Therma-Wave, Inc ............................            237
      2,900      * Three-Five Systems, Inc .....................         13,456
      3,000      * TIBCO Software, Inc .........................         11,250
      1,700      * Tollgrade Communications, Inc ...............         13,277
     14,100      * Touch America Holdings, Inc .................          8,742
      1,400      * Transaction Systems Architects, Inc
                     (Class A) .................................          8,680
      6,200      * Transmeta Corp ..............................          6,014
        700      * Trimble Navigation Ltd ......................          6,930
      3,300      * Triquint Semiconductor, Inc .................         11,649
      1,000      * Trizetto Group, Inc .........................          4,980
        100      * TTM Technologies, Inc .......................            157
      4,800      * Turnstone Systems, Inc ......................         10,656
        600      * Ulticom, Inc ................................          3,318
      2,900      * Ultratech Stepper, Inc ......................         23,461
      2,300      * United Online, Inc ..........................         22,057
      8,600      * Valueclick, Inc .............................         18,748
        400      * Veeco Instruments, Inc ......................          4,320
        200      * Verint Systems, Inc .........................          1,726
      1,400      * Verity, Inc .................................         13,930
      1,600      * Vicor Corp ..................................         11,440
     15,700      * Vignette Corp ...............................         12,576
        500        Virco Manufacturing Corp ....................          4,850
     13,000      * Vitesse Semiconductor Corp ..................          8,840
      4,800      * Vitria Technology, Inc ......................          3,744
      1,100      * Volt Information Sciences, Inc ..............         16,665
      5,100        Wallace Computer Services, Inc ..............         90,015
      1,800      * WatchGuard Technologies, Inc ................          7,920
      1,100      * webMethods, Inc .............................          5,313
     11,400      * Western Digital Corp ........................         53,580
      2,700      * Wind River Systems, Inc .....................          8,694
      1,900      * Wireless Facilities, Inc ....................          8,417
      1,000        Woodhead Industries, Inc ....................         11,020
      1,000      * Zoran Corp ..................................         11,000
        600      * Zygo Corp ...................................          2,542
                                                                   ------------
                   TOTAL TECHNOLOGY                                   4,077,000
                                                                   ------------
 TRANSPORTATION--2.88%
      6,600        Airborne, Inc ...............................         74,844
      3,300      * Alaska Air Group, Inc .......................         58,410
      3,000      * Arkansas Best Corp ..........................         86,073
        400      * ATA Holdings Corp ...........................          1,360
      2,300      * Atlas Air Worldwide Holdings, Inc ...........          5,543
      3,200      * BE Aerospace, Inc ...........................         15,232
        800      * Covenant Transport, Inc (Class A) ...........         14,000
      3,400      * EGL, Inc ....................................         37,434
      3,100      * ExpressJet Holdings, Inc ....................         28,520
      3,200        Florida East Coast Industries, Inc
                     (Class A) .................................         75,520
        900      * Frontier Airlines, Inc ......................          4,392
      1,100      * Genesee & Wyoming, Inc (Class A) ............         24,475
      1,900      * Heartland Express, Inc ......................         35,606
      3,100      * Hunt (J.B.) Transport Services, Inc .........         73,005
      8,400      * Kansas City Southern Industries, Inc ........        104,160
      1,300      * Mesaba Holdings, Inc ........................          7,072
      1,800      * Midwest Express Holdings, Inc ...............          7,200
      3,800        Overseas Shipholding Group, Inc .............         58,064

                       SEE NOTES TO FINANCIAL STATEMENTS

76  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TRANSPORTATION--(CONTINUED)
        100      * P.A.M. Transportation Services ..............   $      1,908
      3,900      * RailAmerica, Inc ............................         28,275
      1,600        Roadway Corp ................................         58,688
      1,100        Shurgard Storage Centers, Inc (Class A) .....         34,782
        800      * U.S. Xpress Enterprises, Inc (Class A) ......          7,824
      7,600      * UAL Corp ....................................         16,264
      3,700        USFreightways Corp ..........................        106,116
      5,300        Werner Enterprises, Inc .....................         97,414
      4,000      * Yellow Corp .................................        118,032
                                                                   ------------
                   TOTAL TRANSPORTATION                               1,180,213
                                                                   ------------
 UTILITIES--7.62%
      7,700        AGL Resources, Inc ..........................        170,093
      7,100      * Alamosa Holdings, Inc .......................          1,633
        900      * Alaska Communications Systems Group, Inc ....          1,512
      7,100      * Allegiance Telecom, Inc .....................          5,893
      3,700      * Allen Telecom, Inc ..........................         19,758
     13,100      * American Tower Corp (Class A) ...............         20,829
      5,700        Atmos Energy Corp ...........................        122,550
      6,700        Avista Corp .................................         75,040
      2,200        Black Hills Corp ............................         57,618
     26,100      * Broadwing, Inc ..............................         51,678
        700        Cascade Natural Gas Corp ....................         13,790
        700      * Centennial Communications Corp ..............          2,030
      1,600        Central Vermont Public Service Corp .........         28,208
      2,300        CH Energy Group, Inc ........................        107,939
      5,700        Cleco Corp ..................................         76,779
     19,300      * Crown Castle International Corp .............         41,881
      2,300        CT Communications, Inc ......................         33,350
      1,300      * Dobson Communications Corp (Class A) ........            403
     10,000        DQE, Inc ....................................        150,000
      6,400      * El Paso Electric Co .........................         76,032
      3,100        Empire District Electric Co .................         52,390
      4,800        Energen Corp ................................        121,488
        200        EnergySouth, Inc ............................          5,100
      1,600      * Golden Telecom, Inc .........................         19,280
      2,600        Laclede Group, Inc ..........................         60,580
        900        MGE Energy, Inc .............................         23,094
        500      * NATCO Group, Inc (Class A) ..................          3,765
      3,400        New Jersey Resources Corp ...................        111,860
      3,500        Northwest Natural Gas Co ....................        102,760
      3,800        Northwestern Corp ...........................         37,088
      2,200        NUI Corp ....................................         47,520
      2,300      * Oil States International, Inc ...............         23,000
      7,400        Oneok, Inc ..................................        139,860
      4,300        Piedmont Natural Gas Co, Inc ................        152,521
      5,000        PNM Resources, Inc ..........................         99,000
        400      * Quicksilver Resources, Inc ..................          7,200
      3,900      * RCN Corp ....................................          1,989
      2,500        SEMCO Energy, Inc ...........................         19,450
     14,400      * Sierra Pacific Resources ....................         87,840
      6,100      * Skyworks Solutions, Inc .....................         27,633
      1,700        South Jersey Industries, Inc ................         55,522
      5,600      * Southern Union Co ...........................         63,280
      4,600        Southwest Gas Corp ..........................        102,350
        300      * Southwestern Energy Co ......................          3,600
      9,400      * Talk America Holdings, Inc ..................         21,808
      3,100      * Time Warner Telecom, Inc (Class A) ..........          2,511
      8,000      * Ubiquitel, Inc ..............................          2,000
      2,200        UGI Corp ....................................         79,970
      1,700        UIL Holdings Corp ...........................         60,265
      3,900        Unisource Energy Corp .......................         59,475
        500        Unitil Corp .................................         13,575
      7,700        Westar Energy, Inc ..........................         77,462
      2,000        Western Gas Resources, Inc ..................         62,526
      6,700        WGL Holdings, Inc ...........................        160,197
      4,300        WPS Resources Corp ..........................        152,392
                                                                   ------------
                   TOTAL UTILITIES                                    3,117,367
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $43,961,458)                              40,778,457
                                                                   ------------
                   TOTAL PORTFOLIO--99.67%
                     (COST $43,961,458)                              40,778,457
                   OTHER ASSETS & LIABILITIES, NET--0.33%               133,852
                                                                   ------------
                   NET ASSETS--100.00%                             $ 40,912,309
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $43,961,458. Net unrealized depreciation of portfolio investments aggregated $3,183,001 of which $433,387 related to appreciated portfolio investments and $3,616,388 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       SEE NOTES TO FINANCIAL STATEMENTS

                    2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  77

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
COMMON STOCK--99.73%
 AEROSPACE AND DEFENSE--0.97%
      1,800        AAR Corp ....................................   $      8,550
      1,600      * Armor Holdings, Inc .........................         23,984
      1,300      * Aviall, Inc .................................         13,247
      1,100      * DRS Technologies, Inc .......................         40,942
        500      * Ducommun, Inc ...............................          8,805
        500      * Dynamics Research Corp ......................          7,290
        600        Engineered Support Systems, Inc .............         34,224
      1,000        Heico Corp ..................................         11,320
        800      * Herley Industries, Inc ......................         14,856
      1,600      * Hexcel Corp .................................          3,968
        500      * Integrated Defense Technology, Inc ..........          9,850
      1,500        Kaman Corp (Class A) ........................         18,375
        600      * Ladish Co, Inc ..............................          3,720
      1,100      * Moog, Inc (Class A) .........................         31,086
      2,900      * Orbital Sciences Corp .......................          9,860
      3,100      * Remec, Inc ..................................         10,571
        400      * Sequa Corp (Class A) ........................         20,840
      2,100      * Teledyne Technologies, Inc ..................         38,136
      1,000      * Triumph Group, Inc ..........................         28,000
      1,500      * United Defense Industries, Inc ..............         35,400
      1,200      * Viasat, Inc .................................          7,560
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                          380,584
                                                                   ------------
 BASIC INDUSTRIES--8.34%
        600      * Aaon, Inc ...................................         10,152
        300      * AEP Industries, Inc .........................          8,109
      3,900      * Airgas, Inc .................................         51,207
      1,600        Albany International Corp (Class A) .........         30,368
        200        Alico, Inc ..................................          5,690
      1,300        Amcol International Corp ....................          7,280
        300        American Woodmark Corp ......................         15,222
        300        Ameron International Corp ...................         14,757
        800      * Applied Films Corp ..........................          8,752
      1,400        Arch Chemicals, Inc .........................         24,808
      3,100        Arch Coal, Inc ..............................         51,305
        300      * Avatar Holdings, Inc ........................          7,218
        300      * Baker (Michael) Corp ........................          3,090
      1,100      * Brush Engineered Materials, Inc .............          8,580
      1,600      * Buckeye Technologies, Inc ...................         11,760
        800      * Building Materials Holding Corp .............          9,360
        400        Butler Manufacturing Co .....................          8,640
        300      * BWAY Corp ...................................          4,170
      1,600      * Cabot Microelectronics Corp .................         59,584
      2,300        Calgon Carbon Corp ..........................         13,294
      1,500        Cambrex Corp ................................         55,200
      1,800      * Caraustar Industries, Inc ...................         16,830
      2,100        Carlisle Cos, Inc ...........................         77,028
      1,300        Carpenter Technology Corp ...................         16,900
        500        Castle (A.M.) & Co ..........................          3,375
        500        Centex Construction Products, Inc ...........         17,850
        800        Century Aluminum Co .........................          5,568
      3,400      * Champion Enterprises, Inc ...................          9,996
        700        Chemed Corp .................................         21,539
        800        ChemFirst, Inc ..............................         23,008
      1,000        Chesapeake Corp .............................         14,940
      1,700        Clarcor, Inc ................................         52,190
        600      * Cleveland-Cliffs, Inc .......................         14,430
      1,700      * Collins & Aikman Corp .......................          6,103
      2,600      * Comfort Systems U.S.A., Inc .................          7,904
      1,700        Commercial Metals Co ........................         30,464
      8,000        Crompton Corp ...............................         80,400
     10,900      * Crown Cork & Seal Co, Inc ...................         57,225
      2,700      * Cytec Industries, Inc .......................         59,265
        700      Deltic Timber Corp ............................         15,386
      1,200      * Dionex Corp .................................         30,672
        200      * Dominion Homes, Inc .........................          3,100
        200        Donnelly Corp ...............................          5,182
        300      * Drew Industries, Inc ........................          4,665
      4,500      * Earthshell Corp .............................          3,150
      1,300        ElkCorp .....................................         22,191
      1,000      * EMCOR Group, Inc ............................         49,700
        900      * Encore Wire Corp ............................          7,920
      1,000      * Energy Conversion Devices, Inc ..............         10,850
      2,200        Ferro Corp ..................................         50,820
      2,400      * Fleetwood Enterprises, Inc ..................         16,176
      1,400        Florida Rock Industries, Inc ................         42,784
      2,100      * FMC Corp ....................................         54,222
      1,500      * Foamex International, Inc ...................          8,250
      1,900        Georgia Gulf Corp ...........................         43,453
        600        Gibraltar Steel Corp ........................         13,356
        700        Glatfelter ..................................          8,085
      2,200        Granite Construction, Inc ...................         36,256
      2,600        Great Lakes Chemical Corp ...................         62,452
        900        Greif Brothers Corp (Class A) ...............         22,050
      2,000        H.B. Fuller Co ..............................         53,200
      5,800      * Hecla Mining Co .............................         20,706
      1,000      * Hovnanian Enterprises, Inc (Class A) ........         33,800
        800      * Imco Recycling, Inc .........................          4,840
      1,600      * Insituform Technologies, Inc (Class A) ......         22,958
      2,200      * Integrated Electrical Services, Inc .........          8,228
        700      * International Specialty Products, Inc .......          6,783
        400        Interpool, Inc ..............................          4,808
        800      * Jarden Corp .................................         21,720
      2,900        Lennox International, Inc ...................         38,367
        400      * Liquidmetal Technologies ....................          3,196
      2,000      * Lone Star Technologies, Inc .................         23,700
      3,400      * Longview Fibre Co ...........................         23,596
      7,100      * Louisiana-Pacific Corp ......................         45,937
      1,000        LSI Industries, Inc .........................         10,140
      1,000      * Lydall, Inc .................................         11,800
        800        M/I Schottenstein Homes, Inc ................         25,200
      1,800        MacDermid, Inc ..............................         35,910
      4,300        Massey Energy Co ............................         27,735
        700      * Material Sciences Corp ......................          8,519
      1,500      * Mattson Technology, Inc .....................          2,475
        200      * Maui Land & Pineapple Co ....................          3,625
      1,300        MDC Holdings, Inc ...........................         45,890
        200      * Mestek, Inc .................................          3,650
      4,300        Millennium Chemicals, Inc ...................         42,484
      1,400        Minerals Technologies, Inc ..................         51,898
        900      * Mobile Mini, Inc ............................         11,655
        600      * Modtech Holdings, Inc .......................          6,000
      1,900      * Mueller Industries, Inc .....................         49,210
      1,300      * NCI Building Systems, Inc ...................         24,440
        600        NL Industries, Inc ..........................          8,706
        600      * Nortek, Inc .................................         25,962
        400      * Northwest Pipe Co ...........................          7,156
      1,200      * NS Group, Inc ...............................          7,116
        700        Octel Corp ..................................         13,223
      3,456        Olin Corp ...................................         56,609
      2,700      * Omnova Solutions, Inc .......................         12,393
      1,800      * Oregon Steel Mills, Inc .....................         11,016
        700      * Osmonics, Inc ...............................          8,330
      1,200      * Palm Harbor Homes, Inc ......................         13,933
        500        Penford Corp ................................          6,750
        800        Penn Engineering & Manufacturing Corp .......          8,960
        600        Penn Virginia Corp ..........................         19,440
        900      * Penwest Pharmaceuticals Co ..................          7,497
      5,600        PolyOne Corp ................................         48,104

                       SEE NOTES TO FINANCIAL STATEMENTS

78  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 BASIC INDUSTRIES--(CONTINUED)
      1,100        Pope & Talbot, Inc ..........................   $     14,135
      2,000        Potlatch Corp ...............................         57,360
        500        Quaker Chemical Corp ........................          9,620
      1,000        Quanex Corp .................................         34,700
      1,600        Reliance Steel & Aluminum Co ................         34,960
        700        Roanoke Electric Steel Corp .................          7,595
        800        Rock-Tenn Co (Class A) ......................         12,336
        900        Royal Gold, Inc .............................         17,163
      1,400      * RTI International Metals, Inc ...............         14,700
      1,500        Ryerson Tull, Inc ...........................          9,645
        300        Schnitzer Steel Industries, Inc (Class A) ...          5,430
      2,000        Schulman (A.), Inc ..........................         34,660
        700      * Silgan Holdings, Inc ........................         19,908
      1,000      * Simpson Manufacturing Co, Inc ...............         31,390
        400        Skyline Corp ................................         10,876
      7,100        Solutia, Inc ................................         37,062
      1,000        Southern Peru Copper Corp ...................         13,710
      1,000        Spartech Corp ...............................         21,160
      2,200        Standard-Pacific Corp .......................         51,436
      2,200      * Steel Dynamics, Inc .........................         28,798
      2,900      * Stillwater Mining Co ........................         17,400
        200      * Technical Olympic U.S.A., Inc ...............          3,056
      2,700      * Terra Industries, Inc .......................          4,995
      1,500        Texas Industries, Inc .......................         36,420
      1,800        Tredegar Corp ...............................         30,150
        100        Tremont Corp ................................          3,201
        500      * Trex Co, Inc ................................         13,670
      1,400      * U.S. Concrete, Inc ..........................          7,350
        900        Universal Forest Products, Inc ..............         16,938
      1,000      * URS Corp ....................................         16,570
      5,500        USEC, Inc ...................................         34,430
      2,500     b* USG Corp ....................................         10,000
        700      * Water Pik Technologies, Inc .................          7,105
      1,300        Watsco, Inc .................................         18,590
      2,400        Wausau-Mosinee Paper Corp ...................         22,104
        500      * WCI Communities, Inc ........................          6,350
      1,100        WD-40 Co ....................................         31,790
      2,200        Wellman, Inc ................................         30,030
        900        West Pharmaceutical Services, Inc ...........         19,278
        400      * William Lyon Homes, Inc .....................          9,164
      4,600        Worthington Industries, Inc .................         86,020
      4,400     b* WR Grace & Co ...............................          7,040
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             3,260,241
                                                                   ------------
 CONSUMER CYCLICAL--12.40%
        400      * 1-800 Contacts, Inc .........................          4,000
      1,000        Aaron Rents, Inc ............................         23,000
      4,700      * Acclaim Entertainment, Inc ..................          5,170
        600      * Acme Communication, Inc .....................          4,680
      1,100        Action Performance Cos, Inc .................         28,270
        900        Advanced Marketing Services, Inc ............         12,411
        900      * Aeropostale, Inc ............................         13,860
      1,000      * AFC Enterprises, Inc ........................         20,190
        500      * Aftermarket Technology Corp .................          6,465
        100      * Alexander's, Inc ............................          6,100
      2,900      * Alliance Gaming Corp ........................         44,834
      1,900      * AMC Entertainment, Inc ......................         14,060
        700      * Amerco ......................................          7,042
        700      * Ameristar Casinos, Inc ......................         13,272
        600        Angelica Corp ...............................         12,894
      3,000      * AnnTaylor Stores Corp .......................         69,090
      1,900        Apogee Enterprises, Inc .....................         20,786
      1,100        Arctic Cat, Inc .............................         15,356
        100      * Arden Group, Inc (Class A) ..................          5,551
      1,700      * Argosy Gaming Co ............................         39,032
      2,300      * Aztar Corp ..................................         30,383
      2,100      * Bally Total Fitness Holding Corp ............         20,811
        700        Bandag, Inc .................................         21,350
        700        Barnes Group, Inc ...........................         14,063
        700        Bassett Furniture Industries, Inc ...........          9,639
        400      * Beasley Broadcast Group, Inc (Class A) ......          5,024
        300      * Bebe Stores, Inc ............................          3,543
        300      * Benihana, Inc (Class A) .....................          3,720
        600        Blair Corp ..................................         12,270
      2,400        Bob Evans Farms, Inc ........................         56,880
      1,900      * Boca Resorts, Inc (Class A) .................         19,380
      2,400        Bowne & Co, Inc .............................         24,000
      2,100      * Boyd Gaming Corp ............................         39,207
      1,200      * Boyds Collection Ltd ........................          7,728
        600      * Brookstone, Inc .............................          7,380
      1,200        Brown Shoe Co, Inc ..........................         21,480
      1,000      * Buca, Inc ...................................          8,000
        500      * Buckle, Inc .................................         10,050
      1,200        Burlington Coat Factory Warehouse Corp ......         21,600
        600        Bush Industries, Inc (Class A) ..............          4,836
        200      * Cache, Inc ..................................          2,660
      1,000      * California Pizza Kitchen, Inc ...............         23,010
        100      * Carmike Cinemas, Inc ........................          1,800
        600      * Cascade Corp ................................          8,430
      1,000        Cato Corp (Class A) .........................         18,980
      1,000      * Central Garden & Pet Co .....................         17,110
        700      * Championship Auto Racing Teams, Inc .........          2,639
        600      * Champps Entertainment, Inc ..................          4,698
        500      * Charlotte Russe Holding, Inc ................          4,750
      8,100      * Charming Shoppes, Inc .......................         54,675
        600      * Checkers Drive-In Restaurant ................          4,800
        300      * Cherokee, Inc ...............................          4,839
        700      * Chicago Pizza & Brewery, Inc ................          4,823
        800      * Children's Place Retail Stores, Inc .........          8,080
      1,500      * Choice Hotels International, Inc ............         34,665
      1,600      * Christopher & Banks Corp ....................         40,192
        400        Churchill Downs, Inc ........................         14,600
      3,400      * CKE Restaurants, Inc ........................         13,600
      2,900        Claire's Stores, Inc ........................         63,220
      1,000        Coachmen Industries, Inc ....................         15,010
        300      * Coldwater Creek, Inc ........................          3,954
        700      * Cole National Corp ..........................          8,785
        500        CPI Corp ....................................          6,875
        600      * Cross Media Marketing Corp ..................            450
      1,700      * Crown Media Holdings, Inc (Class A) .........          5,950
        200      * CSS Industries, Inc .........................          7,212
        400      * Culp, Inc ...................................          3,400
        700      * Dave & Buster's, Inc ........................          7,847
        700      * Department 56, Inc ..........................          7,315
      1,100      * DHB Industries, Inc .........................          2,332
      1,700      * Dollar Thrifty Automotive Group, Inc ........         27,285
        700        Dover Downs Gaming & Entertainment, Inc .....          5,698
      1,000        Dover Motorsport, Inc .......................          4,000
      1,900      * Dress Barn, Inc .............................         29,564
      1,000      * Dura Automotive Systems, Inc ................         12,250
        900      * Elizabeth Arden, Inc ........................         10,791
      2,800        Equity Inns, Inc ............................         17,360
        200      * Escalade, Inc ...............................          3,970
        800      * EUniverse, Inc ..............................          2,344
      1,400        Factset Research Systems, Inc ...............         37,170
      1,300      * Finish Line, Inc (Class A) ..................         11,726
        400      * Fisher Communications, Inc ..................         18,800
      1,400      * Footstar, Inc ...............................         10,920
      1,400      * Fossil, Inc .................................         28,070
      1,500        Fred's, Inc .................................         44,787

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  79

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER CYCLICAL--(CONTINUED)
      1,100      Friedman's, Inc (Class A) .....................   $      8,558
      1,300      G & K Services, Inc (Class A) .................         44,005
      1,500      * Gaylord Entertainment Co ....................         28,380
      2,100        GenCorp, Inc ................................         21,126
      1,400      * Genesco, Inc ................................         19,320
      1,100      * Goody's Family Clothing, Inc ................          5,192
        600        Gray Television, Inc (Class A) ..............          8,070
        100        Grey Global Group, Inc ......................         59,000
      1,300      * Group 1 Automotive, Inc .....................         29,055
      1,300      * GSI Commerce, Inc ...........................          6,565
        500      * Guess?, Inc .................................          2,145
        900      * Guitar Center, Inc ..........................         16,902
        900      * Gulfmark Offshore, Inc ......................         15,570
      1,600      * Gymboree Corp ...............................         26,096
      1,200        Hancock Fabrics, Inc ........................         19,380
      1,700      * Handleman Co ................................         15,555
      2,500      * Harris Interactive, Inc .....................          5,750
      1,000        Haverty Furniture Cos, Inc ..................         12,500
        500      * Hibbett Sporting Goods, Inc .................         10,375
      3,500        Hollinger International, Inc ................         31,815
        700      * Hollywood Casino Corp (Class A) .............          8,456
      3,600      * Hollywood Entertainment Corp ................         52,272
      2,200      * Hot Topic, Inc ..............................         39,666
      1,100      * iDine Rewards Network, Inc ..................         10,175
      1,400      * IHOP Corp ...................................         33,740
        700      * IMPCO Technologies, Inc .....................          2,520
        700      * Information Holdings, Inc ...................         15,155
      2,800      * Insight Communications Co, Inc ..............         25,844
      1,400        Intermet Corp ...............................          6,734
      1,600      * Intertan, Inc ...............................         11,168
      1,000      * Isle Of Capri Casinos, Inc ..................         16,680
      2,500      * Jack In The Box, Inc ........................         57,000
      1,600      * Jakks Pacific, Inc ..........................         17,790
      1,000      * Jo-Ann Stores, Inc (Class A) ................         28,040
        300      * Johnson Outdoors, Inc (Class A) .............          3,153
      1,900      * Journal Register Co .........................         35,815
     33,900     b* Kmart Corp ..................................         16,611
      1,200      * K2, Inc .....................................          9,480
      1,700        Kellwood Co .................................         38,862
        500      * Kenneth Cole Productions, Inc (Class A) .....         10,150
        700      * Keystone Automotive Industries, Inc .........         11,550
      2,300        Kimball International, Inc (Class B) ........         31,786
      1,300      * Kirby Corp ..................................         29,406
      1,500      * Kroll, Inc ..................................         29,745
        800        K-Swiss, Inc (Class A) ......................         17,096
      1,500        Landry's Restaurants, Inc ...................         33,885
      1,200        LaSalle Hotel Properties ....................         15,000
      1,100        Libbey, Inc .................................         35,046
        400      * Liberty Livewire Corp (Class A) .............            628
      2,500      * Linens `n Things, Inc .......................         45,925
        700      * Lodgenet Entertainment Corp .................          5,362
      1,200        Lone Star Steakhouse & Saloon, Inc ..........         25,188
      1,500      * Luby's, Inc .................................          7,380
      1,300        Marcus Corp .................................         17,030
        400        Marine Products Corp ........................          4,244
        700      * Martha Stewart Living Omnimedia, Inc
                     (Class A) .................................          4,900
        900      * Maxwell Shoe Co, Inc (Class A) ..............         10,215
      3,700      * Mediacom Communications Corp ................         19,869
        700      * Medis Technologies Ltd ......................          2,996
      2,100      * Men's Wearhouse, Inc ........................         30,870
      1,300      * Metro One Telecommunications, Inc ...........         11,050
      1,100      * Micros Systems, Inc .........................         25,509
        400      * Midas, Inc ..................................          2,000
      2,000      * Midway Games, Inc ...........................         10,960
      1,900        Modine Manufacturing Co .....................         36,138
      1,600      * Monaco Coach Corp ...........................         32,048
        200      * Monarch Casino & Resort, Inc ................          2,664
        400      * Monro Muffler Brake, Inc ....................          7,144
        300      * Mossimo, Inc ................................          1,764
        200      * Mothers Work, Inc ...........................          7,606
      1,200      * Movie Gallery, Inc ..........................         18,012
      1,400      * MTR Gaming Group, Inc .......................         12,894
        700      * Multimedia Games, Inc .......................         13,784
      1,300        Myers Industries, Inc .......................         16,289
        300        National Presto Industries, Inc .............          8,664
      1,700      * Nautica Enterprises, Inc ....................         17,680
      2,100      * Nautilus Group, Inc .........................         40,950
        500      * Netratings, Inc .............................          2,920
      1,700      * Oakley, Inc .................................         17,085
      1,100      * O'Charley's, Inc ............................         20,615
        700        Oshkosh B'gosh, Inc (Class A) ...............         24,052
      1,000        Oshkosh Truck Corp ..........................         56,400
        400        Oxford Industries, Inc ......................          8,760
      1,100      * P.F. Chang's China Bistro, Inc ..............         31,933
      2,100      * Pacific Sunwear Of California, Inc ..........         42,756
      1,600      * Panera Bread Co (Class A) ...................         43,200
        900      * Papa John's International, Inc ..............         26,217
        600      * Parkervision, Inc ...........................          6,780
      1,600      * Payless Shoesource, Inc .....................         86,416
      2,100      * Penn National Gaming, Inc ...................         39,648
      1,100      * Penton Media, Inc ...........................            264
      1,600        Phillips-Van Heusen Corp ....................         20,160
      1,600      * Pinnacle Entertainment, Inc .................         11,680
      4,000      * Pinnacle Systems, Inc .......................         43,200
      1,100      * PLATO Learning, Inc .........................          7,315
        900      * Playboy Enterprises, Inc (Class B) ..........          8,604
      2,100      * Presstek, Inc ...............................          5,355
        300      * Pricesmart, Inc .............................          6,000
      3,100      * Prime Hospitality Corp ......................         25,420
      9,500      * Primedia, Inc ...............................         13,205
      1,000      * Private Media Group, Inc ....................          2,360
        600        Pulitzer, Inc ...............................         24,990
        800      * Quaker Fabric Corp ..........................          5,032
      1,300      * Quiksilver, Inc .............................         29,367
        600      * Racing Champions Ertl Corp ..................          9,804
      1,400      * Rare Hospitality International, Inc .........         32,788
      2,800      * Raytech Corp ................................         17,052
      1,800      * Regent Communications, Inc ..................          9,144
      3,000        Regis Corp ..................................         84,870
      1,300      * Resources Connection, Inc ...................         18,733
        600      * Rex Stores Corp .............................          6,180
        400        Riviana Foods, Inc ..........................          9,160
      1,700        Russell Corp ................................         25,483
      3,000      * Ryan's Family Steak Houses, Inc .............         36,510
      1,000      * Saga Communications, Inc (Class A) ..........         18,500
        600      * Salem Communications Corp (Class A) .........         13,452
        400      * Salton, Inc .................................          3,404
        500        Schawk, Inc .................................          4,910
      2,900      * Scientific Games Corp (Class A) .............         19,433
      1,200      * SCP Pool Corp ...............................         32,892
        500      * Shoe Carnival, Inc ..........................          7,125
      2,000      * ShopKo Stores, Inc ..........................         26,120
      1,200      * Shuffle Master, Inc .........................         22,332
      2,100      * Sinclair Broadcast Group, Inc (Class A) .....         28,770
      4,700      * Sirius Satellite Radio, Inc .................          4,700
      1,200        Smith (A.O.) Corp ...........................         34,104
      2,500      * Sonic Corp ..................................         57,750
      3,000      * Sotheby's Holdings, Inc (Class A) ...........         21,000
      2,500      * Spanish Broadcasting System, Inc (Class A) ..         16,375

                       SEE NOTES TO FINANCIAL STATEMENTS

80  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER CYCLICAL--(CONTINUED)
        600        Spartan Motors, Inc .........................   $      6,780
        900        Speedway Motorsports, Inc ...................         21,195
      1,700      * Sports Resorts International, Inc ...........          7,089
      1,400      * Stage Stores, Inc ...........................         30,366
        500        Standard Motor Products, Inc ................          5,405
        400      * Stanley Furniture Co, Inc ...................          8,496
      2,400      * Station Casinos, Inc ........................         40,824
      1,500      * Stein Mart, Inc .............................          8,760
        600      * Steven Madden Ltd ...........................          8,640
        900      * Stoneridge, Inc .............................         15,300
      2,700        Stride Rite Corp ............................         21,357
      1,300        Sturm Ruger & Co, Inc .......................         15,860
      1,500        Superior Industries International, Inc ......         70,620
      2,300      * Sylvan Learning Systems, Inc ................         31,464
        400        Tanger Factory Outlet Centers, Inc ..........         11,192
      1,100      * TBC Corp ....................................         11,407
      2,600      * Tenneco Automotive, Inc .....................         10,946
      2,200      * The Sports Authority, Inc ...................         13,134
      1,500      * The Steak n Shake Co ........................         16,500
        500      * Thomas Nelson, Inc ..........................          4,400
      1,100        Thor Industries, Inc ........................         38,236
      2,700      * THQ, Inc ....................................         56,160
      2,300      * Too, Inc ....................................         53,544
      2,500      * Topps Co, Inc ...............................         21,550
      4,200      * Tower Automotive, Inc .......................         28,140
        400      * Tropical Sportswear International Corp ......          5,192
      2,200      * Tyler Technologies, Inc .....................          9,680
      3,400      * Unifi, Inc ..................................         21,318
        900      * Universal Electronics, Inc ..................          8,055
        500      * Urban Outfitters, Inc .......................         12,145
        600      * Vail Resorts, Inc ...........................          8,496
      1,300      * Vans, Inc ...................................          7,397
      2,200      * Vastera, Inc ................................          4,730
      1,600      * Wabash National Corp ........................          8,656
        700      * West Marine, Inc ............................          8,897
      2,300      * Westpoint Stevens, Inc ......................          2,254
      1,700      * Wet Seal, Inc (Class A) .....................         17,000
      1,000      * Wilsons The Leather Experts, Inc ............          7,120
        800        Winnebago Industries, Inc ...................         31,624
      1,500      * WMS Industries, Inc .........................         21,150
      2,800        Wolverine World Wide, Inc ...................         42,000
        600        Woodward Governor Co ........................         28,439
        700      * World Wrestling Federation
                     Entertainment, Inc ........................          5,859
      3,700      * XM Satellite Radio Holdings, Inc ............         14,430
      1,000      * Young Broadcasting, Inc (Class A) ...........          8,670
      2,000      * Zomax, Inc ..................................          7,800
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                            4,845,392
                                                                   ------------
 CONSUMER NON-CYCLICAL--5.47%
        800      * 1-800-Flowers.com, Inc (Class A) ............          5,600
      1,600      * 7-Eleven, Inc ...............................         13,712
        800      * AC Moore Arts & Crafts, Inc .................         16,904
      1,100      * American Italian Pasta Co (Class A) .........         39,259
      1,100      * Applica, Inc ................................          5,830
        500      * Asbury Automotive Group, Inc ................          4,375
      1,600      * Aurora Foods, Inc ...........................          1,040
      2,200        Blyth, Inc ..................................         61,380
        600      * Boston Beer Co, Inc (Class A) ...............          8,340
        200        Bridgford Foods Corp ........................          2,012
      2,500      * Cadiz, Inc ..................................          7,500
      2,600        Casey's General Stores, Inc .................         30,030
      2,500      * Chiquita Brands International, Inc ..........         38,625
        100        Coca-Cola Bottling Co Consolidated ..........          4,690
      2,300        Corn Products International, Inc ............         66,125
      1,300      * Cost Plus, Inc ..............................         34,905
        300        Deb Shops, Inc ..............................          7,479
        300      * DEL Laboratories, Inc .......................          5,424
      1,800      * Del Monte Foods Co ..........................         14,706
      2,500        Delta & Pine Land Co ........................         46,850
      2,800        DIMON, Inc ..................................         17,472
      1,700      * Drugstore.Com, Inc ..........................          2,839
      1,500      * Duane Reade, Inc ............................         24,000
        700      * Electronics Boutique Holdings Corp ..........         19,215
        900      * Factory 2-U Stores, Inc .....................          1,746
      1,100      * FAO, Inc ....................................          3,135
        100        Farmer Brothers Co ..........................         32,500
        400      * Finlay Enterprises, Inc .....................          6,035
      3,100        Fleming Cos, Inc ............................         15,500
      1,500      * Flowers Foods, Inc ..........................         34,095
      1,300      * FTI Consulting, Inc .........................         51,688
        400      * Gaiam, Inc ..................................          4,588
        700      * Galyans Trading Co, Inc .....................          7,007
        400      * Gart Sports Co ..............................          7,548
      1,100      * Great Atlantic & Pacific Tea Co, Inc ........          9,218
        200      * Green Mountain Coffee, Inc ..................          2,578
      1,600      * Hain Celestial Group, Inc ...................         23,440
        400      * Horizon Organic Holding Corp ................          6,240
      1,700        Hughes Supply, Inc ..........................         49,538
        700        Ingles Markets, Inc (Class A) ...............          7,490
      2,800      * Insight Enterprises, Inc ....................         28,420
        200        Inter Parfums, Inc ..........................          1,336
      3,000        Interface, Inc (Class A) ....................         11,880
      1,100      * International Multifoods Corp ...............         21,560
      3,000        Interstate Bakeries Corp ....................         79,710
        400      * J & J Snack Foods Corp ......................         14,740
      3,100        J.M. Smucker Co .............................        113,770
      1,200      * Jill (J.) Group, Inc ........................         20,904
      1,600        Lance, Inc ..................................         20,400
        700      * Lithia Motors, Inc (Class A) ................         11,907
      2,100        Longs Drug Stores Corp ......................         48,489
        500      * MarineMax, Inc ..............................          4,505
      1,100      * Marvel Enterprises, Inc .....................          7,700
        900      * Monterey Pasta Co ...........................          4,185
        600        Movado Group, Inc ...........................          9,750
        800        Nash Finch Co ...............................         10,880
        200      * National Beverage Corp ......................          2,732
        800        Nature's Sunshine Products, Inc .............          8,664
      2,800      * NBTY, Inc ...................................         36,344
        400      * NetFlix, Inc ................................          3,880
      3,000        Nu Skin Enterprises, Inc (Class A) ..........         36,600
      7,900      * OfficeMax, Inc ..............................         32,232
      1,000        Oneida Ltd ..................................         13,930
        200      * Overstock.com, Inc ..........................          1,190
        400      * Party City Corp .............................          5,500
      2,000      * Pathmark Stores, Inc ........................         18,300
        500      * PC Connection, Inc ..........................          2,030
        600      * Peets Coffee & Tea, Inc .....................          7,680
        700      * Penn Traffic Co .............................          4,571
      3,300        Pep Boys-Manny Moe & Jack ...................         40,425
      4,300      * Perrigo Co ..................................         45,709
      1,000        Pilgrim's Pride Corp (Class B) ..............          9,300
      1,900      * Playtex Products, Inc .......................         16,169
      8,700      * Priceline.com, Inc ..........................         12,702
      1,100      * Princeton Review, Inc .......................          6,600
      2,100      * Ralcorp Holdings, Inc .......................         44,667
      1,200      * Restoration Hardware, Inc ...................          5,400
        600      * Revlon, Inc (Class A) .......................          1,794
        700      * Robert Mondavi Corp (Class A) ...............         21,322
      2,100        Ruddick Corp ................................         31,899
        700        Russ Berrie & Co, Inc .......................         21,007

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  81

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER NON-CYCLICAL--(CONTINUED)
        300        Sanderson Farms, Inc ........................   $      4,800
      1,000        Schweitzer-Mauduit International, Inc .......         21,350
        900      * Seminis, Inc (Class A) ......................          2,637
      3,000        Sensient Technologies Corp ..................         63,390
        500      * Sharper Image Corp ..........................          9,560
      2,400      * Shop At Home, Inc ...........................          5,616
      1,100      * Skechers U.S.A., Inc (Class A) ..............         10,494
        800      * Smart & Final, Inc ..........................          3,400
      2,300      * Stamps.com, Inc .............................          9,729
        800        Standard Commercial Corp ....................         13,392
        300      * Steinway Musical Instruments, Inc ...........          4,605
        400        Stepan Co ...................................         10,740
        500        Tasty Baking Co .............................          6,375
      2,200      * The Bombay Co, Inc ..........................          5,940
      1,000        Thomas Industries, Inc ......................         24,800
        900      * Tractor Supply Co ...........................         28,602
      1,100      * Trans World Entertainment Corp ..............          3,465
        900      * Triarc Cos, Inc .............................         20,421
        600      * Tuesday Morning Corp ........................         10,926
      3,600        Tupperware Corp .............................         59,832
      1,300      * Tweeter Home Entertainment Group, Inc .......          8,970
      1,100      * United Auto Group, Inc ......................         15,411
      1,300      * United Natural Foods, Inc ...................         29,939
      1,800        Universal Corp ..............................         63,126
      1,400      * Valuevision International, Inc (Class A) ....         16,464
      1,470        Vector Group Ltd ............................         18,507
        600      * Virbac Corp .................................          3,048
        800        Weis Markets, Inc ...........................         26,784
        800      * Whitehall Jewellers, Inc ....................          8,416
      1,300      * Wild Oats Markets, Inc ......................         11,804
      1,900      * Yankee Candle Co, Inc .......................         32,623
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                        2,136,607
                                                                   ------------
 ENERGY--3.63%
      1,100      * 3TEC Energy Corp ............................         15,730
        600      * Atwood Oceanics, Inc ........................         17,550
      1,100        Berry Petroleum Co (Class A) ................         18,689
      1,900        Cabot Oil & Gas Corp (Class A) ..............         40,850
      2,500      * Cal Dive International, Inc .................         50,418
        600        CARBO Ceramics, Inc .........................         21,504
      9,700        Chesapeake Energy Corp ......................         64,020
      1,500      * Comstock Resources, Inc .....................         10,350
      1,600      * Denbury Resources, Inc ......................         16,272
        500      * Dril-Quip, Inc ..............................          8,425
        600      * Encore Acquisition Co .......................          9,870
      1,300      * Energy Partners Ltd .........................         10,582
      1,300      * Evergreen Resources, Inc ....................         53,274
      1,000      * Exploration Co Of Delaware, Inc .............          5,190
      1,800        Frontier Oil Corp ...........................         22,320
      1,100        Getty Realty Corp ...........................         20,988
      4,600      * Global Industries Ltd .......................         18,998
     11,400      * Grey Wolf, Inc ..............................         41,040
        500      * Gulf Island Fabrication, Inc ................          5,880
      3,300      * Hanover Compressor Co .......................         27,390
      2,300      * Harvest Natural Resources, Inc ..............         12,489
        700        Holly Corp ..................................         11,886
      1,200      * Horizon Offshore, Inc .......................          5,053
        700      * Houston Exploration Co ......................         21,805
        800      * Hydril Co ...................................         19,904
      3,000      * Input/Output, Inc ...........................         14,370
      6,700      * Key Energy Services, Inc ....................         52,796
      1,000      * Key Production Co, Inc ......................         16,200
        400        Lufkin Industries, Inc ......................          9,840
      3,200      * Magnum Hunter Resources, Inc ................         16,800
      2,600      * Maverick Tube Corp ..........................         23,062
      2,200      * Meridian Resource Corp ......................          4,642
      1,100      * Nuevo Energy Co .............................         11,990
      1,600      * Oceaneering International, Inc ..............         40,720
      5,300      * Parker Drilling Co ..........................         11,660
      1,700        Patina Oil & Gas Corp .......................         48,450
        200      * Petroleum Helicopters (Vote) ................          5,260
      1,700      * Plains Resources, Inc .......................         43,826
        700      * Prima Energy Corp ...........................         14,679
      1,200      * Pure Resources, Inc .........................         26,880
      3,400      * Range Resources Corp ........................         15,912
      1,400      * Remington Oil & Gas Corp ....................         19,740
        700        RPC, Inc ....................................          6,930
      1,200      * Seacor Smit, Inc ............................         49,188
      1,600      * Spinnaker Exploration Co ....................         45,920
      1,900        St. Mary Land & Exploration Co ..............         45,410
      1,500      * Stone Energy Corp ...........................         48,750
      3,300      * Superior Energy Services, Inc ...............         21,450
      1,600      * Swift Energy Co .............................         16,640
      4,400      * Tesoro Petroleum Corp .......................         12,320
      2,300      * Tom Brown, Inc ..............................         52,670
      1,000      * Transmontaigne, Inc .........................          4,980
      1,500      * Trico Marine Services, Inc ..................          3,810
      2,500      * Unit Corp ...................................         47,875
      1,100      * Universal Compression Holdings, Inc .........         17,820
      2,100      * Veritas DGC, Inc ............................         22,701
      3,300        Vintage Petroleum, Inc ......................         35,640
      1,100      * Westport Resources Corp .....................         20,130
      1,600      * W-H Energy Services, Inc ....................         27,680
        600        World Fuel Services Corp ....................         11,580
                                                                   ------------
                   TOTAL ENERGY                                       1,418,798
                                                                   ------------
 FINANCIAL SERVICES--24.01%
      1,000        1st Source Corp .............................         14,090
        700        ABC Bancorp .................................          8,974
        900        Acadia Realty Trust .........................          6,660
      1,600        Advanta Corp (Class A) ......................         16,080
        700        Alabama National Bancorp ....................         31,696
      1,200        Alexandria Real Estate Equities, Inc ........         50,976
      2,500        Alfa Corp ...................................         30,625
        800        Allegiant Bancorp, Inc ......................         13,000
      1,700        Amcore Financial, Inc .......................         37,332
      2,800        American Capital Strategies Ltd .............         52,752
      1,600        American Financial Holdings, Inc ............         48,656
        600        American Home Mortgage Holdings, Inc ........          6,618
        400        American National Bankshares, Inc ...........         10,984
        600      * American Physicians Capital, Inc ............         10,116
      6,200      * Ameritrade Holding Corp .....................         23,126
      1,000        AMLI Residential Properties Trust ...........         22,080
      1,500        Anchor Bancorp Wisconsin, Inc ...............         30,300
      3,100        Anthracite Capital, Inc .....................         35,030
      1,500        Anworth Mortgage Asset Corp .................         18,285
      2,000        Apex Mortgage Capital, Inc ..................         22,380
      1,500        Argonaut Group, Inc .........................         25,875
        500        Arrow Financial Corp ........................         14,325
      1,200        Associated Estates Realty Corp ..............          9,720
        400        Baldwin & Lyons, Inc (Class B) ..............          8,744
        900      * Banc Corp ...................................          6,966
        300        Bancfirst Corp ..............................         14,766
        800        Bank Mutual Corp ............................         16,192
        900        Bank Of Granite Corp ........................         16,200
        300        Bank Of The Ozarks, Inc .....................          6,870
      2,800        BankAtlantic Bancorp, Inc (Class A) .........         25,144
      1,500      * Bankunited Financial Corp (Class A) .........         23,925
        700        Banner Corp .................................         14,140
      4,200      * Bay View Capital Corp .......................         23,814
        800      * Beazer Homes U.S.A., Inc ....................         48,840

                       SEE NOTES TO FINANCIAL STATEMENTS

82  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(CONTINUED)
      1,000        Bedford Property Investors, Inc .............   $     24,760
        400        Berkshire Hills Bancorp, Inc ................          9,400
        400      * BKF Capital Group, Inc ......................          8,432
      1,300        Boston Private Financial Holdings, Inc ......         27,690
        300        Bostonfed Bancorp, Inc ......................          8,997
      1,200        Boykin Lodging Co ...........................         11,544
      1,800        Brandywine Realty Trust .....................         40,590
      4,100        Brookline Bancorp, Inc ......................         48,179
        200        Bryn Mawr Bank Corp .........................          7,896
        600        BSB Bancorp, Inc ............................         11,946
        200        California First National Bancorp ...........          2,702
        500        Camden National Corp ........................         13,000
      1,500        Capital Automotive REIT .....................         37,470
        500        Capital City Bank Group, Inc ................         16,530
        500        Capitol Bancorp Ltd .........................          8,710
        700        Capstead Mortgage Corp ......................         14,469
        800        Cascade Bancorp .............................         10,912
      1,500        Cash America International, Inc .............         12,285
      1,100        Cathay Bancorp, Inc .........................         42,900
        200        CB Bancshares, Inc ..........................          7,024
      1,400        CBL & Associates Properties, Inc ............         54,250
        600        CCBT Financial Cos, Inc .....................         15,702
        800      * CCC Information Services Group, Inc .........         10,456
      1,400        Centennial Bancorp ..........................         12,152
        700        Center Trust, Inc ...........................          4,060
        500      * Central Coast Bancorp .......................          9,245
        200        Century Bancorp, Inc (Class A) ..............          5,308
      1,300      * Ceres Group, Inc ............................          2,509
        800        CFS Bancorp, Inc ............................         11,280
        300        Charter Financial Corp ......................          8,418
      2,800        Charter Municipal Mortgage Acceptance Co ....         49,336
      1,600        Chateau Communities, Inc ....................         42,256
      1,900        Chelsea Property Group, Inc .................         64,125
      1,600        Chemical Financial Corp .....................         46,176
      2,100        Chittenden Corp .............................         62,160
        600        Citizens First Bancorp, Inc .................         10,782
      1,500      * Citizens, Inc ...............................         13,470
        500        City Bank ...................................         14,470
      1,200        City Holding Co .............................         30,888
      1,000      * Clark/Bardes, Inc ...........................         17,790
      1,000        CNA Surety Corp .............................         13,200
        300        Coastal Bancorp, Inc ........................          8,292
        600        Coastal Financial Corp ......................          8,124
        500        CoBiz, Inc ..................................          8,050
      1,000        Colonial Properties Trust ...................         36,180
        400        Columbia Bancorp ............................          7,548
        900      * Columbia Banking System, Inc ................          9,963
      1,700        Commerce Group, Inc .........................         55,012
      3,100        Commercial Federal Corp .....................         67,487
      2,500        Commercial Net Lease Realty, Inc ............         40,300
        500        Commonwealth Bancorp, Inc ...................         23,000
        800        Community Bank System, Inc ..................         23,704
        500        Community Banks, Inc ........................         13,420
      2,800        Community First Bankshares, Inc .............         78,064
        800        Community Trust Bancorp, Inc ................         21,520
      1,200      * CompuCredit Corp ............................          6,360
        800        Connecticut Bancshares, Inc .................         29,624
      3,300        Cornerstone Realty Income Trust, Inc ........         29,370
      1,100        Corporate Office Properties Trust ...........         14,905
        500        Correctional Properties Trust ...............         11,500
      1,900      * Corrections Corp Of America .................         26,695
        600        Corus Bankshares, Inc .......................         26,286
        500        CPB, Inc ....................................         23,085
      1,800        Crawford & Co (Class B) .....................         11,358
        900      * Credit Acceptance Corp ......................          7,380
      1,700        Crown American Realty Trust .................         15,623
      1,900      * CSK Auto Corp ...............................         23,712
      1,800        CVB Financial Corp ..........................         39,492
        900        Delphi Financial Group, Inc (Class A) .......         32,778
      1,500        Dime Community Bancshares ...................         32,130
      1,600        East West Bancorp, Inc ......................         54,016
      1,000        Eastgroup Properties, Inc ...................         24,750
        900      * Electro Rent Corp ...........................          8,712
        200        EMC Insurance Group, Inc ....................          2,852
      1,200        Entertainment Properties Trust ..............         26,520
        400        Equity One, Inc .............................          5,280
      1,000        Essex Property Trust, Inc ...................         49,440
      1,000      * Euronet Worldwide, Inc ......................          5,030
        700        F & M Bancorp ...............................         22,120
        400        Farmers Capital Bank Corp ...................         13,348
        800        FBL Financial Group, Inc (Class A) ..........         14,760
      1,400        FBR Asset Investment Corp ...................         43,764
        600      * Federal Agricultural Mortgage Corp (Class C)          17,706
      2,700        Federal Realty Investment Trust .............         72,900
      3,100        FelCor Lodging Trust, Inc ...................         39,773
      1,100        Fidelity Bankshares, Inc ....................         19,690
        800      * Financial Federal Corp ......................         25,480
        500        Financial Industries Corp ...................          7,630
        500        Financial Institutions, Inc .................         13,575
        500        First Bancorp (North Carolina) ..............         12,355
      1,500        First Bancorp (Puerto Rico) .................         57,180
        100      * First Banks America, Inc ....................          4,015
        600        First Busey Corp (Class A) ..................         13,602
      2,100        First Charter Corp ..........................         34,797
        400        First Citizens Bancshares, Inc (Class A) ....         41,233
      4,000        First Commonwealth Financial Corp ...........         49,560
        500        First Community Bancorp .....................         14,470
        600        First Community Bancshares, Inc .............         17,676
        400        First Defiance Financial Corp ...............          6,868
        500        First Essex Bancorp, Inc ....................         16,525
      1,200        First Federal Capital Corp ..................         23,316
      2,500        First Financial Bancorp .....................         44,525
        900        First Financial Bankshares, Inc .............         32,796
        500        First Financial Corp (Indiana) ..............         24,225
        900        First Financial Holdings, Inc ...............         24,363
        800        First Indiana Corp ..........................         14,664
      1,000        First Merchants Corp ........................         24,700
        500        First National Corp .........................         13,800
        600        First Niagara Financial Group, Inc ..........         18,954
        300        First Oak Brook Bancshares, Inc .............          8,919
        200        First Of Long Island Corp ...................          6,650
        900        First Place Financial Corp ..................         12,582
        700      * First Republic Bank .........................         15,225
      1,700        First Sentinel Bancorp, Inc .................         23,001
        200        First South Bancorp, Inc ....................          7,130
        400        First State Bancorp .........................          9,860
        500        Firstfed America Bancorp, Inc ...............         12,045
      1,200      * FirstFed Financial Corp .....................         30,900
        900        Flagstar Bancorp, Inc .......................         18,630
        700        Flushing Financial Corp .....................         11,676
        400        FNB Corp (Virginia) .........................         12,288
        600      * FPIC Insurance Group, Inc ...................          5,280
        200        Franklin Financial Corp .....................          4,928
      4,000        Fremont General Corp ........................         19,600
      1,000      * Friedman, Billings, Ramsey Group, Inc .......         10,130
      1,100        Frontier Financial Corp .....................         28,028
        400      * Gabelli Asset Management, Inc (Class A) .....         11,860
      1,700        Gables Residential Trust ....................         45,407
      5,600      * Gartner, Inc (Class A) ......................         45,360

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  83

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(CONTINUED)
        500        GBC Bancorp .................................   $      9,710
        600        German American Bancorp .....................         10,200
      1,100        Glacier Bancorp, Inc ........................         25,058
        600        Gladstone Capital Corp ......................         10,128
      1,100        Glenborough Realty Trust, Inc ...............         22,330
      2,000        Glimcher Realty Trust .......................         37,480
      2,000        Gold Banc Corp, Inc .........................         19,400
        400        Granite State Bankshares, Inc ...............         13,516
        500        Great American Financial Resources, Inc .....          7,775
        900        Great Lakes REIT, Inc .......................         15,723
        400        Great Southern Bancorp, Inc .................         14,984
        900        Hancock Holding Co ..........................         42,281
        600      * Hanmi Financial Corp ........................          9,000
      1,500        Harbor Florida Bancshares, Inc ..............         30,675
      2,100        Harleysville Group, Inc .....................         55,125
      1,300        Harleysville National Corp ..................         31,382
        400      * Hawthorne Financial Corp ....................         10,560
      2,700        Health Care REIT, Inc .......................         73,845
      2,900        Healthcare Realty Trust, Inc ................         90,190
      1,200        Heritage Property Investment Trust ..........         29,952
      2,000        Hilb, Rogal & Hamilton Co ...................         82,500
      1,800        Home Properties Of New York, Inc ............         58,500
      5,200      * Homestore, Inc ..............................          1,560
      3,600        Hooper Holmes, Inc ..........................         22,320
      2,400        Horace Mann Educators Corp ..................         35,280
      8,800        HRPT Properties Trust .......................         72,600
      1,100        Hudson River Bancorp, Inc ...................         26,565
        700        Humboldt Bancorp ............................          8,386
        400        IBERIABANK Corp .............................         15,052
      2,900        IMPAC Mortgage Holdings, Inc ................         32,335
        200        Independence Holding Co .....................          4,000
        800        Independent Bank Corp (Massachusetts) .......         15,904
        800        Independent Bank Corp (Michigan) ............         26,480
      1,700        Innkeepers U.S.A. Trust .....................         13,583
      1,300      * Insignia Financial Group, Inc ...............         10,205
        700      * Insurance Auto Auctions, Inc ................         10,578
      1,100        Integra Bank Corp ...........................         19,822
        600        Interchange Financial Services Corp .........          9,930
      1,600        International Bancshares Corp ...............         62,224
      1,900        Investors Real Estate Trust .................         20,121
      2,300        IRT Property Co .............................         27,025
      1,000        Irwin Financial Corp ........................         17,000
        300      * Itla Capital Corp ...........................          9,057
      2,900      * ITT Educational Services, Inc ...............         54,433
      2,400        JDN Realty Corp .............................         28,992
      1,300        Jefferies Group, Inc ........................         49,608
      2,100      * Jones Lang LaSalle, Inc .....................         43,176
        200        Kansas City Life Insurance Co ...............          7,568
      1,000        Keystone Property Trust .....................         16,640
      1,700        Kilroy Realty Corp ..........................         40,307
      5,600      * Knight Trading Group, Inc ...................         21,000
      1,300        Koger Equity, Inc ...........................         21,957
      1,300        Kramont Realty Trust ........................         19,240
      9,400      * La Quinta Corp ..............................         45,120
        800        Lakeland Bancorp, Inc .......................         13,640
        400        Lakeland Financial Corp .....................          9,476
      1,300        Landamerica Financial Group, Inc ............         42,757
        100        Leeds Federal Bankshares, Inc ...............          3,171
        500      * LendingTree, Inc ............................          7,370
      1,600        Lexington Corporate Properties Trust ........         25,760
      1,200        Liberty Corp ................................         42,960
      1,500        LNR Property Corp ...........................         50,025
      1,300      * Local Financial Corp ........................         17,953
        600        LSB Bancshares, Inc .........................          9,864
      1,000        LTC Properties, Inc .........................          8,120
        500        Macatawa Bank Corp ..........................          9,215
      2,200        Macerich Co .................................         68,156
      1,300        MAF Bancorp, Inc ............................         40,170
        700        Main Street Banks, Inc ......................         12,971
        400        MainSource Financial Group, Inc .............          9,516
        900        Manufactured Home Communities, Inc ..........         28,692
        300        MASSBANK Corp ...............................          8,982
        800        MB Financial, Inc ...........................         26,800
      1,500        MCG Capital Corp ............................         19,770
        500        Medford Bancorp, Inc ........................         17,475
        100      * MEEMIC Holdings, Inc ........................          2,866
        300        Merchants Bancshares, Inc ...................          7,410
      2,800        Meristar Hospitality Corp ...................         24,052
        600      * Meritage Corp ...............................         21,270
      2,100        Metris Cos, Inc .............................          4,851
      2,900        MFA Mortgage Investments, Inc ...............         23,490
      1,200        Mid Atlantic Realty Trust ...................         19,236
      1,000        Mid-America Apartment Communities, Inc ......         24,910
        500        Midland Co ..................................          8,415
      1,600        Mid-State Bancshares ........................         26,240
        600        Midwest Banc Holdings, Inc ..................         11,454
      1,500        Mills Corp ..................................         44,490
      1,000        Mission West Properties, Inc ................         11,080
        400        Mississippi Valley Bancshares, Inc ..........         19,928
        300        Nara Bancorp, Inc ...........................          5,181
        200        NASB Financial, Inc .........................          4,158
      1,600        National Health Investors, Inc ..............         24,400
        400        National Health Realty, Inc .................          6,304
      1,200        National Penn Bancshares, Inc ...............         33,552
        100      * National Western Life Insurance Co
                     (Class A) .................................         10,200
      3,400        Nationwide Health Properties, Inc ...........         57,970
        300      * Navigators Group, Inc .......................          6,081
        533        NBC Capital Corp ............................         13,378
      2,100        NBT Bancorp, Inc ............................         36,267
      3,300      * NetBank, Inc ................................         34,353
      1,100        New Century Financial Corp ..................         25,740
        700        Northwest Bancorp, Inc ......................          8,911
        700        Novastar Financial, Inc .....................         15,295
        100      * NYMAGIC, Inc ................................          1,444
        700        OceanFirst Financial Corp ...................         14,420
      2,500      * Ocwen Financial Corp ........................          7,250
      1,100        Odyssey Re Holdings Corp ....................         18,271
      3,500      * Ohio Casualty Corp ..........................         56,980
        500        Old Second Bancorp, Inc .....................         19,090
        600        Omega Financial Corp ........................         20,250
        800        Oriental Financial Group, Inc ...............         17,600
      2,400        Pacific Capital Bancorp .....................         65,179
      1,100        Pacific Northwest Bancorp ...................         29,953
        700      * Pacific Union Bank ..........................          7,847
      2,300        Pan Pacific Retail Properties, Inc ..........         79,304
        300        Parkvale Financial Corp .....................          7,065
        600        Parkway Properties, Inc .....................         20,304
        500        Partners Trust Financial Group, Inc .........          6,985
        200        Peapack Gladstone Financial Corp ............         13,000
        400        Pennfed Financial Services, Inc .............         10,996
        500        Pennrock Financial Services Corp ............         14,500
      1,000        Pennsylvania Real Estate Investment Trust ...         25,760
        600        Peoples Bancorp, Inc ........................         15,420
        400        Peoples Holding Co ..........................         16,300
        800        PFF Bancorp, Inc ............................         22,176
      1,200      * Philadelphia Consolidated Holding Corp ......         35,400
        400      * Pico Holdings, Inc ..........................          4,400
      1,800        PMA Capital Corp (Class A) ..................         27,000
        300        Port Financial Corp .........................         12,003

                       SEE NOTES TO FINANCIAL STATEMENTS

84  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(CONTINUED)
      2,300        Post Properties, Inc ........................   $     59,754
      2,100        Prentiss Properties Trust ...................         60,774
      1,400        Presidential Life Corp ......................         20,160
      1,300      * Price Legacy Corp ...........................          3,809
        300        PrivateBancorp, Inc .........................          9,171
      1,500      * ProAssurance Corp ...........................         25,350
        700        Prosperity Bancshares, Inc ..................         11,921
        200        Provident Bancorp, Inc ......................          5,690
      1,600        Provident Bankshares Corp ...................         34,528
        700        PS Business Parks, Inc ......................         23,800
        400      * Quaker City Bancorp, Inc ....................         13,268
      1,000        R & G Financial Corp (Class B) ..............         21,820
      1,100        RAIT Investment Trust .......................         22,660
        600        Ramco-Gershenson Properties .................         11,796
      2,300        Realty Income Corp ..........................         78,545
        800        Redwood Trust, Inc ..........................         21,864
      3,200        Republic Bancorp, Inc .......................         41,600
        500        Republic Bancorp, Inc (Class A) (Kentucky) ..          5,625
        300      * Republic Bancshares, Inc ....................          5,832
      1,000        Resource America, Inc (Class A) .............          8,000
      2,000        RFS Hotel Investors, Inc ....................         21,980
        900        Riggs National Corp .........................         12,861
        400        RLI Corp ....................................         21,460
        300        Royal Bancshares Of Pennsylvania (Class A) ..          5,490
      1,800        S & T Bancorp, Inc ..........................         45,324
        400        S.Y. Bancorp, Inc ...........................         13,892
      1,000        Sandy Spring Bancorp, Inc ...................         30,800
        600        Santander Bancorp ...........................          8,280
        700        Saul Centers, Inc ...........................         16,254
      1,900      * Saxon Capital, Inc ..........................         21,033
        700        Seacoast Banking Corp Of Florida ............         13,426
      1,700        Seacoast Financial Services Corp ............         34,119
        600        Second Bancorp, Inc .........................         16,038
      1,800        Selective Insurance Group, Inc ..............         39,114
      3,100        Senior Housing Properties Trust .............         34,782
        500        Simmons First National Corp (Class A) .......         18,590
        800        Sizeler Property Investors ..................          8,048
      1,800        SL Green Realty Corp ........................         55,332
      5,000      * SoundView Technology Group, Inc .............          6,500
      2,800        South Financial Group, Inc ..................         59,052
      1,900      * Southwest Bancorp Of Texas, Inc .............         69,179
        400        Southwest Bancorp, Inc ......................         10,060
        900        Sovran Self Storage, Inc ....................         27,378
        500        St. Francis Capital Corp ....................         11,505
      1,000        State Auto Financial Corp ...................         15,140
        500        State Bancorp, Inc ..........................          8,875
      3,800        Staten Island Bancorp, Inc ..................         66,120
        600        Sterling Bancorp ............................         15,918
      2,600        Sterling Bancshares, Inc ....................         33,982
      1,200        Sterling Financial Corp (Pennsylvania) ......         27,996
        800      * Sterling Financial Corp (Spokane) ...........         14,504
      1,200      * Stewart Information Services Corp ...........         25,620
        800        Suffolk Bancorp .............................         25,760
        400        Summit Bancshares, Inc ......................          8,420
      1,500        Summit Properties, Inc ......................         29,100
        300        Sun Bancorp, Inc (Pennsylvania) .............          6,744
        400      * Sun Bancorp, Inc (New Jersey) ...............          5,304
      1,000        Sun Communities, Inc ........................         36,700
        500        Superior Financial Corp .....................          9,400
      2,700        Susquehanna Bancshares, Inc .................         58,455
        900        SWS Group, Inc ..............................         11,025
      1,400      * Syntroleum Corp .............................          2,324
      2,100        Taubman Centers, Inc ........................         29,883
      1,500        Texas Regional Bancshares, Inc (Class A) ....         50,235
      3,000        Thornburg Mortgage, Inc .....................         56,370
        600        Three Rivers Bancorp, Inc ...................          9,600
        500        Tompkins Trustco, Inc .......................         21,450
      1,000        Town & Country Trust ........................         21,030
      2,000      * Trammell Crow Co ............................         19,720
        200      * Transcontinental Realty Investors, Inc ......          3,298
        600      * Triad Guaranty, Inc .........................         20,892
        400        Trico Bancshares ............................         10,120
        600        Troy Financial Corp .........................         15,648
      1,300        Trust Co Of New Jersey ......................         33,085
      5,000        Trustco Bank Corp NY ........................         52,890
      1,300        U.S. Restaurant Properties, Inc .............         18,525
        800        U.S.B. Holding Co, Inc ......................         14,744
      1,200        UCBH Holdings, Inc ..........................         47,148
      2,600      * UICI ........................................         42,276
      1,100        UMB Financial Corp ..........................         42,944
      1,400        Umpqua Holdings Corp ........................         23,002
        700      * Union Acceptance Corp (Class A) .............          2,821
        500        Union Bankshares Corp .......................         12,465
      2,500        United Bankshares, Inc ......................         72,525
      1,200        United Community Banks, Inc .................         29,160
      2,100        United Community Financial Corp .............         18,585
        500        United Fire & Casualty Co ...................         16,990
      1,100        United National Bancorp .....................         22,638
      1,600      * Universal American Financial Corp ...........          7,842
        800        Universal Health Realty Income Trust ........         20,760
      1,500        Unizan Financial Corp .......................         28,767
      1,200        Urstadt Biddle Properties, Inc (Class A) ....         14,220
        100        Value Line, Inc .............................          3,900
      2,400        Vesta Insurance Group, Inc ..................          6,000
        800      * VIB Corp ....................................         11,976
        500        Virginia Financial Group, Inc ...............         15,015
      3,000        W Holding Co, Inc ...........................         48,900
        300        Warwick Community Bancorp ...................          8,100
      2,500        Washington Real Estate Investment Trust .....         63,450
        900        Washington Trust Bancorp, Inc ...............         17,766
      2,600        Waypoint Financial Corp .....................         43,836
        400      * Wellsford Real Properties, Inc ..............          6,880
      1,500        Wesbanco, Inc ...............................         35,715
      1,100        West Coast Bancorp ..........................         16,654
        800        Westcorp ....................................         16,000
        300        Westfield Financial, Inc ....................          4,527
        500      * WFS Financial, Inc ..........................         10,370
        300        Willow Grove Bancorp, Inc ...................          3,540
      1,200        Winston Hotels, Inc .........................          8,688
      1,000        Wintrust Financial Corp .....................         28,650
        700      * World Acceptance Corp .......................          5,544
        600        WSFS Financial Corp .........................         16,800
     10,200      * Wyndham International, Inc (Class A) ........          3,468
        400        Yardville National Bancorp ..................          6,796
        600        Zenith National Insurance Corp ..............         15,852
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                           9,383,696
                                                                   ------------
 HEALTH CARE--13.70%
        800      * aaiPharma, Inc ..............................          9,593
      5,300      * Abgenix, Inc ................................         34,397
        800      * Abiomed, Inc ................................          2,640
      2,100      * Adolor Corp .................................         29,442
        600      * Advanced Neuromodulation Systems, Inc .......         19,968
      4,900      * Advanced Tissue Sciences, Inc ...............          3,773
        300      * Advisory Board Co/The .......................          8,886
      1,700      * Aksys Ltd ...................................          9,537
        900      * Alaris Medical, Inc .........................          4,293
      1,400      * Albany Molecular Research, Inc ..............         23,842
      2,700      * Alderwoods Group, Inc .......................         17,550
      1,300      * Alexion Pharmaceuticals, Inc ................         15,067

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  85

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(CONTINUED)
      2,200      * Align Technology, Inc .......................   $      6,070
      3,700      * Alkermes, Inc ...............................         29,193
        800      * Alliance Imaging, Inc .......................          9,568
      1,500      * Allos Therapeutics, Inc .....................         12,720
      1,500      * Allscripts Healthcare Solutions, Inc ........          4,290
      2,000        Alpharma, Inc (Class A) .....................         19,200
        700      * American Healthways, Inc ....................         11,319
        400      * American Medical Security Group, Inc ........          5,656
      1,300      * American Medical Systems Holdings, Inc ......         26,975
        600      * American Pharmaceutical Partners, Inc .......          9,798
        700      * AMERIGROUP Corp .............................         23,485
      1,900      * Ameripath, Inc ..............................         28,310
      1,400      * Amsurg Corp .................................         42,238
      4,200      * Amylin Pharmaceuticals, Inc .................         69,804
      1,500      * Antigenics, Inc .............................         12,120
      1,200      * Aphton Corp .................................          2,688
      4,700      * Applera Corp (Celera Genomics Group) ........         37,365
      1,000      * Applied Molecular Evolution .................          3,920
      2,800      * Apria Healthcare Group, Inc .................         65,968
      1,300      * Arena Pharmaceuticals, Inc ..................          7,280
      1,900      * Ariad Pharmaceuticals, Inc ..................          6,004
      1,400      * Arqule, Inc .................................          7,210
      1,300      * Array Biopharma, Inc ........................         10,127
        600        Arrow International, Inc ....................         19,302
      1,500      * Arthrocare Corp .............................         18,180
      1,700      * Atherogenics, Inc ...........................         10,642
      1,400      * Atrix Laboratories, Inc .....................         20,720
      3,900      * AVANIR Pharmaceuticals (Class A) ............          4,485
      1,400      * Avigen, Inc .................................         11,102
        800      * Benthley Pharmaceuticals, Inc ...............          6,800
      6,700      * Beverly Enterprises, Inc ....................         16,214
      2,500      * BioMarin Pharmaceutical, Inc ................         14,475
      1,300      * Biopure Corp ................................          4,550
      1,200      * Bio-Rad Laboratories, Inc (Class A) .........         45,192
        500      * Bio-Reference Labs, Inc .....................          3,250
        200      * Bioreliance Corp ............................          4,164
        800      * Biosite, Inc ................................         23,192
      4,000      * Bio-Technology General Corp .................         11,840
        700      * Bone Care International, Inc ................          4,046
        600      * Bradley Pharmaceuticals, Inc ................          5,256
        800      * Britesmile, Inc .............................            600
        600      * Bruker AXS, Inc .............................          1,260
        800      * Bruker Daltonics, Inc .......................          4,088
      1,700      * Caliper Technologies Corp ...................          7,123
        400      * Cantel Medical Corp .........................          4,040
      3,700      * Cardiac Science, Inc ........................          7,326
      2,100      * Cardiodynamics International Corp ...........          6,006
      2,200      * Cell Genesys, Inc ...........................         26,510
      2,300      * Cell Therapeutics, Inc ......................         10,120
        400      * Centene Corp ................................         10,676
      1,800      * Cepheid, Inc ................................          6,930
        900      * Cerus Corp ..................................         15,003
        400      * Chattem, Inc ................................         16,332
        800      * Cholestech Corp .............................          8,296
      1,000      * Cima Labs, Inc ..............................         25,150
      1,400      * Ciphergen Biosystems, Inc ...................          4,200
        400      * Closure Medical Corp ........................          4,464
        600      * Cobalt Corp .................................         10,020
      2,000      * Coherent, Inc ...............................         36,500
      1,800      * Columbia Laboratories, Inc ..................          8,100
        200      * Computer Programs & Systems, Inc ............          4,276
      1,200      * Conceptus, Inc ..............................         18,360
      1,900      * Conmed Corp .................................         38,285
      2,100      * Connetics Corp ..............................         19,425
      1,000        Cooper Cos, Inc .............................         52,500
      3,100      * Corixa Corp .................................         19,623
        500      * Corvel Corp .................................         14,985
      4,300      * Covance, Inc ................................         84,151
      2,200      * Cross County, Inc ...........................         30,800
      1,200      * CryoLife, Inc ...............................          3,132
      1,800      * Cubist Pharmaceuticals, Inc .................          9,198
      2,900      * CuraGen Corp ................................         12,238
        700      * Curative Health Services, Inc ...............          7,595
      1,800      * CV Therapeutics, Inc ........................         37,638
      1,500      * Cyberonics, Inc .............................         25,815
        900        D&K Healthcare Resources, Inc ...............          8,055
        800        Datascope Corp ..............................         21,648
      2,500      * Decode Genetics, Inc ........................          5,500
        600      * Deltagen, Inc ...............................            900
      2,100      * Dendrite International, Inc .................         13,251
        600      * Dianon Systems, Inc .........................         28,386
        800      * Digene Corp .................................          6,320
      1,100      * Discovery Partners International, Inc .......          3,509
      1,600      * Diversa Corp ................................         13,648
        500      * DJ Orthopedics, Inc .........................          1,910
      1,700      * Durect Corp .................................          5,270
        800      * DVI, Inc ....................................          3,840
        400      * Dynacq International, Inc ...................          4,656
      2,300      * Eclipsys Corp ...............................         11,684
        500      * Embrex, Inc .................................          5,550
      1,400      * Endo Pharmaceuticals Holdings, Inc ..........         11,942
        900      * Endocardial Solutions, Inc ..................          2,907
      1,200      * Endocare, Inc ...............................         17,172
      1,600      * Enzo Biochem, Inc ...........................         22,880
      3,000      * Enzon, Inc ..................................         57,720
        700      * Eon Labs, Inc ...............................         15,106
        800      * EPIX Medical, Inc ...........................          3,624
        600      * eResearch Technology, Inc ...................         11,070
      2,000      * Esperion Therapeutics, Inc ..................         11,440
        800      * Exact Sciences Corp .........................         10,696
      3,100      * Exelixis, Inc ...............................         15,345
      1,500      * First Horizon Pharmaceutical ................          8,100
      1,900      * Gene Logic, Inc .............................         14,763
        600      * Genencor International, Inc .................          5,706
      1,900      * Genesis Health Ventures, Inc ................         31,236
      2,900      * Genta, Inc ..................................         18,618
      2,600      * Genzyme Corp (Biosurgery Division) ..........          4,862
      1,700      * Geron Corp ..................................          6,630
      1,600      * Guilford Pharmaceuticals, Inc ...............          7,744
      1,200      * Haemonetics Corp ............................         28,476
      1,300      * Hanger Orthopedic Group, Inc ................         20,670
      1,200      * Harvard Bioscience, Inc .....................          3,636
        600      * Healthcare Services Group ...................          8,184
      1,000      * HealthExtras, Inc ...........................          4,230
        500      * HealthTronics Surgical Services, Inc ........          4,185
      1,300      * Hologic, Inc ................................         12,740
        700      * ICU Medical, Inc ............................         25,564
      2,200      * Idexx Laboratories, Inc .....................         68,086
      1,100      * IDX Systems Corp ............................         13,651
      1,100      * Igen International, Inc .....................         32,868
      2,200      * Ilex Oncology, Inc ..........................         10,450
      1,600      * Illumina, Inc ...............................          5,504
      2,800      * I-many, Inc .................................          5,600
      3,500      * ImClone Systems, Inc ........................         27,300
        600      * Immucor, Inc ................................          9,750
      2,700      * Immunogen, Inc ..............................          8,748
      2,800        Immunomedics, Inc ...........................         16,800
      1,100      * Impath, Inc .................................         14,201
      1,800      * Impax Laboratories, Inc .....................          8,748

                       SEE NOTES TO FINANCIAL STATEMENTS

86  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(CONTINUED)
        800      * Inamed Corp .................................   $     18,400
      4,600      * Incyte Genomics, Inc ........................         21,344
      2,600      * Indevus Pharmaceuticals, Inc ................          4,030
      3,800      * Inhale Therapeutic Systems, Inc .............         19,106
      1,300      * Integra LifeSciences Holding ................         20,657
      1,800      * Integrated Silicon Solution, Inc ............          5,364
      1,700      * InterMune, Inc ..............................         55,794
      1,200      * Interpore International .....................          9,720
      2,000      * Intuitive Surgical, Inc .....................         15,980
      1,800        Invacare Corp ...............................         61,650
        500      * Inverness Medical Innovations, Inc ..........          4,745
      3,200      * Isis Pharmaceuticals, Inc ...................         31,552
        700      * Kendle International, Inc ...................          4,690
        500      * Kensey Nash Corp ............................          7,521
        800      * Kindred Healthcare, Inc .....................         29,624
        400      * Kos Pharmaceuticals, Inc ....................          4,480
      1,100      * Kosan Biosciences, Inc ......................          7,194
      1,600      * KV Pharmaceutical Co (Class A) ..............         30,240
        400      * Kyphon, Inc .................................          5,280
      2,900      * La Jolla Pharmaceutical Co ..................         12,354
        400      * LabOne, Inc .................................          6,464
        600        Landauer, Inc ...............................         19,890
        200      * Lannett Co, Inc .............................          2,010
      2,300      * Lexicon Genetics, Inc .......................          9,223
        700      * Lifecore Biomedical, Inc ....................          4,340
      3,500      * Ligand Pharmaceuticals, Inc (Class B) .......         23,800
      1,300      * Luminex Corp ................................          9,152
      1,700      * Magellan Health Services, Inc ...............            442
      1,400      * Martek Biosciences Corp .....................         22,932
        400      * Matria Healthcare, Inc ......................          3,432
      1,200      * MAXIMUS, Inc ................................         26,880
      2,000      * Maxygen, Inc ................................         12,420
      4,700      * Medarex, Inc ................................         15,745
        400      * Medcath Corp ................................          4,520
        600      * Med-Design Corp .............................          2,118
        500      * Medical Staffing Network Holdings, Inc ......          7,585
      1,600      * Medicines Co ................................         17,565
        700      * MedQuist, Inc ...............................         16,428
        600      * MedSource Technologies, Inc .................          4,512
      1,400        Mentor Corp .................................         44,632
        200      * Meridian Medical Technologies, Inc ..........          7,190
        800      * Merit Medical Systems, Inc ..................         15,448
      1,700      * MGI Pharma, Inc .............................         11,900
      1,600      * MIM Corp ....................................         15,120
      1,000      * Molecular Devices Corp ......................         12,510
      1,100      * Mright Medical Group, Inc ...................         20,933
      2,700      * Mykrolis Corp ...............................         16,605
      1,700      * Myriad Genetics, Inc ........................         26,928
      2,600      * Nabi Biopharmaceuticals .....................         14,099
      1,700      * Napro Biotherapeutics, Inc ..................          1,904
        500      * Nastech Pharmaceutical Co ...................          4,140
        600      * National Healthcare Corp ....................         10,770
        500      * Neoforma, Inc ...............................          4,715
        800      * Neopharm, Inc ...............................         11,280
        800      * Neose Technologies, Inc .....................          6,208
      2,000      * Neurocrine Biosciences, Inc .................         82,000
        900      * Neurogen Corp ...............................          7,227
      1,400      * Noven Pharmaceuticals, Inc ..................         17,136
      1,800      * NPS Pharmaceuticals, Inc ....................         37,022
      1,200      * Ocular Sciences, Inc ........................         28,032
        800      * Odyssey HealthCare, Inc .....................         23,960
      1,100      * Omega Healthcare Investors, Inc .............          6,292
      1,000      * Omnicell, Inc ...............................          5,840
      1,500      * On Assignment, Inc ..........................         12,405
        900      * Onyx Pharmaceuticals, Inc ...................          3,852
        900      * Option Care, Inc ............................          7,965
      1,800      * OraSure Technologies, Inc ...................          7,990
      2,100      * Orthologic Corp .............................          8,127
      2,500      * OSI Pharmaceuticals, Inc ....................         42,425
      2,300        Owens & Minor, Inc ..........................         32,867
      2,400      * Pacificare Health Systems, Inc ..............         55,416
      1,100      * Pain Therapeutics, Inc ......................          4,367
      1,600      * Parexel International Corp ..................         13,600
        600      * PDI, Inc ....................................          2,442
      1,600      * Pediatrix Medical Group, Inc ................         49,584
      6,400      * Peregrine Pharmaceuticals, Inc ..............          2,688
      2,000      * Per-Se Technologies, Inc ....................         19,760
      1,300      * Pharmaceutical Resources, Inc ...............         36,374
      1,600      * Pharmacopeia, Inc ...........................         14,176
        700      * PolyMedica Corp .............................         18,494
      1,200      * Possis Medical, Inc .........................         12,252
      1,500      * Pozen, Inc ..................................          7,605
      1,100      * PracticeWorks, Inc ..........................         19,030
      3,500      * Praecis Pharmaceuticals, Inc ................         10,465
        900      * Prime Medical Services, Inc .................          8,315
      1,700      * Priority Healthcare Corp (Class B) ..........         42,840
        500      * Progenics Pharmaceuticals ...................          2,510
      6,100      * Protein Design Labs, Inc ....................         50,630
      3,300      * Province Healthcare Co ......................         56,595
        300      * Proxymed, Inc ...............................          4,539
      4,800      * PSS World Medical, Inc ......................         31,920
        500      * QMed, Inc ...................................          3,495
      1,800      * Quadramed Corp ..............................          3,258
      1,700      * Quidel Corp .................................          7,599
      1,400      * Quovadx, Inc ................................          1,960
      1,300      * Radiologix, Inc .............................          8,320
      2,300      * Regeneron Pharmaceuticals, Inc ..............         31,050
      1,200      * RehabCare Group, Inc ........................         27,756
      1,000      * Res-Care, Inc ...............................          4,960
      2,100      * Resmed, Inc .................................         60,060
      2,100      * Respironics, Inc ............................         67,221
      1,800      * Rigel Pharmaceuticals, Inc ..................          2,880
        700      * Rita Medical Systems, Inc ...................          3,072
      1,200      * Salix Pharmaceuticals Ltd ...................         10,128
      1,200      * Sangamo Biosciences, Inc ....................          2,364
      1,800      * Sangstat Medical Corp .......................         37,548
      3,200      * Scios, Inc ..................................         81,440
      1,200      * Seattle Genetics, Inc .......................          3,864
      1,200      * Select Medical Corp .........................         17,160
      4,700      * Sepracor, Inc ...............................         24,628
      2,600      * Sequenom, Inc ...............................          4,004
      1,500      * Serologicals Corp ...........................         20,085
     20,000      * Service Corp International ..................         70,000
      1,700      * Sierra Health Services, Inc .................         30,498
      1,500      * Sola International, Inc .....................         15,075
        700      * Sonic Innovations, Inc ......................          3,675
      1,000      * SonoSite, Inc ...............................         11,480
        500      * Specialty Laboratories, Inc .................          4,595
      2,300      * Stericycle, Inc .............................         78,016
      6,500      * Stewart Enterprises, Inc (Class A) ..........         33,150
      1,200      * Sunrise Assisted Living, Inc ................         25,740
      2,000      * SuperGen, Inc ...............................          3,460
        900      * SurModics, Inc ..............................         28,593
      2,600      * Sybron Dental Specialties, Inc ..............         36,374
      1,200      * Syncor International Corp ...................         38,532
      1,600      * Tanox, Inc ..................................         16,800
      2,900      * Techne Corp .................................         95,091
      1,800      * Telik, Inc ..................................         22,284
      2,900      * Texas Biotechnology Corp ....................          8,874

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  87

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(CONTINUED)
      2,000      * Theragenics Corp ............................   $      8,800
      1,500      * Therasense, Inc .............................         20,940
      3,400      * Thoratec Corp ...............................         26,656
      1,900      * Transkaryotic Therapies, Inc ................         61,579
      2,100      * Triangle Pharmaceuticals, Inc ...............          5,672
        900      * Trimeris, Inc ...............................         40,185
      1,500      * TriPath Imaging, Inc ........................          3,375
      2,600      * Tularik, Inc ................................         17,810
      5,000      * U.S. Oncology, Inc ..........................         40,550
        600      * U.S. Physical Therapy, Inc ..................          6,330
      1,300      * Umilab Corp .................................         27,261
      1,000      * United Surgical Partners International, Inc .         22,100
      1,100      * United Therapeutics Corp ....................         18,095
        900      * Urologix, Inc ...............................          4,104
      2,000      * Varian, Inc .................................         55,220
      1,200      * VCA Antech, Inc .............................         14,808
        900      * Ventana Medical Systems, Inc ................         16,857
      4,300        Ventas, Inc .................................         57,405
      1,400      * Versicor, Inc ...............................         11,928
      1,800      * Viasys Healthcare, Inc ......................         27,720
      1,300      * Vical, Inc ..................................          3,003
      3,300      * Visx, Inc ...................................         30,459
        400        Vital Signs, Inc ............................         11,884
      2,600      * VitalWorks, Inc .............................         18,902
      2,200      * Vivus, Inc ..................................          9,503
      1,400      * Watson Wyatt & Co Holdings ..................         28,000
      1,000      * Women First Healthcare, Inc .................          4,680
      1,200        X-Rite, Inc .................................          9,276
        300      * Young Innovations, Inc ......................          8,046
        600      * Zoll Medical Corp ...........................         18,240
        700      * Zymogenetics, Inc ...........................          5,600
                                                                   ------------
                   TOTAL HEALTH CARE                                  5,355,934
                                                                   ------------
 OTHER--4.18%
        700      * 4Kids Entertainment, Inc ....................         16,611
      2,700        ABM Industries, Inc .........................         38,070
      1,300      * Acacia Research Corp ........................          5,162
      2,800        Acuity Brands, Inc ..........................         34,328
      1,300      * Administaff, Inc ............................          5,005
      1,300      * Advo, Inc ...................................         41,275
      2,800        Alexander & Baldwin, Inc ....................         62,300
        400      * Ambassadors Group, Inc ......................          5,888
      1,700        Banta Corp ..................................         60,350
      1,200      * Bell Microproducts, Inc .....................          5,016
      1,300        Brady Corp (Class A) ........................         41,860
        700      * Bright Horizons Family Solutions, Inc .......         19,551
        800      * CDI Corp ....................................         20,920
      1,200        Central Parking Corp ........................         24,168
      5,300      * Century Business Services, Inc ..............         14,045
        500      * Charles River Associates, Inc ...............          8,300
      2,600      * Corinthian Colleges, Inc ....................         98,124
        900      * Cornell Cos, Inc ............................          7,155
      2,600      * Corporate Executive Board Co ................         74,230
        900      * CoStar Group, Inc ...........................         16,200
        200        Courier Corp ................................          7,600
        700        Curtiss-Wright Corp .........................         41,853
      1,200      * Daisytek International Corp .................         15,600
      1,100        Ennis Business Forms, Inc ...................         14,355
        800      * ESCO Technologies, Inc ......................         25,840
      3,200      * Exult, Inc ..................................          9,440
        900      * Fidelity National Information
                     Solutions, Inc ............................         13,761
      1,200      * First Consulting Group, Inc .................          6,504
      1,000      * Forrester Research, Inc .....................         14,970
        400      * General Binding Corp ........................          6,340
      1,500        Gentiva Health Services, Inc ................         12,405
        700      * Hall Kinion & Associates, Inc ...............          4,200
      2,000        Harland (John H.) Co ........................         54,300
      1,200      * Heidrick & Struggles International, Inc .....         18,228
        200      * ICT Group, Inc ..............................          4,050
      1,700      * infoUSA, Inc ................................          7,361
        800      * Invision Technologies, Inc ..................         25,608
      1,400      * Itron, Inc ..................................         25,746
      1,200        Kelly Services, Inc (Class A) ...............         26,004
      2,600      * Korn/Ferry International ....................         20,384
      2,800      * Labor Ready, Inc ............................         17,696
        300      * Lifeline Systems, Inc .......................          6,600
      1,900        Matthews International Corp (Class A) .......         44,403
        600        McGrath RentCorp ............................         12,222
        600      * Memberworks, Inc ............................         10,452
      6,400      * MPS Group, Inc ..............................         37,120
      1,700      * MSC.Software Corp ...........................         14,484
      2,600      * Navigant Consulting, Inc ....................         14,352
      1,300      * NCO Group, Inc ..............................         14,807
        800        New England Business Services, Inc ..........         16,920
      1,300      * Offshore Logistics, Inc .....................         23,348
      1,000      * Pre-Paid Legal Services, Inc ................         19,880
      1,100      * ProQuest Co .................................         33,385
        800      * Protection One, Inc .........................          2,160
      1,900      * R.H. Donnelley Corp .........................         49,400
        400      * Remedytemp, Inc (Class A) ...................          5,012
      1,800      * Rent-Way, Inc ...............................          5,400
        800      * Right Management Consultants ................         19,712
        800      * RMH Teleservices, Inc .......................          6,528
      1,000        Rollins, Inc ................................         19,400
      1,000      * School Specialty, Inc .......................         25,010
      4,100      * Spherion Corp ...............................         28,905
      1,200        Standard Register Co ........................         28,800
        700        Standex International Corp ..................         14,196
        700      * Startek, Inc ................................         15,407
        500        Strayer Education, Inc ......................         29,745
      1,600      * Symyx Technologies, Inc .....................         16,752
        900        Talx Corp ...................................         11,853
        500      * Tejon Ranch Co ..............................         12,195
      2,600      * TeleTech Holdings, Inc ......................         16,250
      4,500      * U.S. Industries, Inc ........................         10,575
        500        Unifirst Corp ...............................         11,920
      2,100      * United Stationers, Inc ......................         55,230
        600      * Wackenhut Corrections Corp ..................          6,804
      1,800        Walter Industries, Inc ......................         22,104
                                                                   ------------
                   TOTAL OTHER                                        1,632,134
                                                                   ------------
 PRODUCER DURABLES--4.91%
      2,300      * Active Power, Inc ...........................          3,082
        600      * Actuant Corp ................................         22,140
        400        Alamo Group, Inc ............................          4,944
      1,100        American States Water Co ....................         28,842
      2,300        Ametek, Inc .................................         66,976
      1,300        Applied Industrial Technologies, Inc ........         22,035
      1,000      * Astec Industries, Inc .......................         10,780
        500      * August Technology Corp ......................          2,250
      2,100        Baldor Electric Co ..........................         40,110
      1,500        Briggs & Stratton Corp ......................         56,310
      2,300      * Brooks-PRI Automation, Inc ..................         26,335
      1,000        California Water Service Group ..............         25,530
      5,300      * Capstone Turbine Corp .......................          3,127
      1,100      * Casella Waste Systems, Inc (Class A) ........          7,073
        700        CIRCOR International, Inc ...................          9,380
      1,500      * Coinstar, Inc ...............................         38,670
        800      * Columbus Mckinnon Corp ......................          4,208
        800      * Consolidated Graphics, Inc ..................         14,040
        200      * CTB International Corp ......................          2,558

                       SEE NOTES TO FINANCIAL STATEMENTS

88  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 PRODUCER DURABLES--(CONTINUED)
      1,100      * Cuno, Inc ...................................   $     33,935
      3,200      * Dycom Industries, Inc .......................         29,312
      3,100        Federal Signal Corp .........................         57,102
        900      * Flow International Corp .....................          2,907
        500        Franklin Electric Co, Inc ...................         21,375
      2,300      * FuelCell Energy, Inc ........................         14,490
      1,100      * Gardner Denver, Inc .........................         17,281
        800      * Genlyte Group, Inc ..........................         28,360
      1,600      * Global Power Equipment Group, Inc ...........          7,520
        500        Gorman-Rupp Co ..............................         11,650
      1,600      * Graphic Packaging International Corp ........         12,768
      1,700      * Headwaters, Inc .............................         23,494
      1,900        IDEX Corp ...................................         54,245
      1,200      * Imagistics International, Inc ...............         20,820
      1,200      * Ionics, Inc .................................         28,572
      2,900        JLG Industries, Inc .........................         23,345
      2,900      * Joy Global, Inc .............................         24,070
        900      * Kadant, Inc .................................         12,150
      1,900        Kaydon Corp .................................         38,076
      2,400        Kennametal, Inc .............................         77,088
        400        Lawson Products, Inc ........................         11,660
      2,200        Lincoln Electric Holdings, Inc ..............         48,688
        700        Lindsay Manufacturing Co ....................         16,961
      1,300      * Littelfuse, Inc .............................         21,866
      3,000      * Magna Entertainment Corp (Class A) ..........         16,314
      1,400      * Magnetek, Inc ...............................          4,480
      1,700        Manitowoc Co, Inc ...........................         46,495
      1,200        Milacron, Inc ...............................          5,412
        500        Mine Safety Appliances Co ...................         19,595
        400        Nacco Industries, Inc (Class A) .............         15,920
      4,900      * Newpark Resources, Inc ......................         19,404
        800        NN, Inc .....................................          7,400
      1,500        Nordson Corp ................................         35,610
      1,200      * Photon Dynamics, Inc ........................         22,356
      1,100      * Plug Power, Inc .............................          5,266
      3,700      * Power-One, Inc ..............................         11,026
      2,200      * Quanta Services, Inc ........................          4,576
      2,200      * Rayovac Corp ................................         26,840
      1,600        Regal-Beloit Corp ...........................         27,376
        400        Richardson Electronics Ltd ..................          2,632
        700        Robbins & Myers, Inc ........................         13,055
      2,000        Roper Industries, Inc .......................         69,000
        700        Sauer-Danfoss, Inc ..........................          6,300
        100        SJW Corp ....................................          7,800
        900      * SPS Technologies, Inc .......................         22,437
        400        Starrett (L.S.) Co (Class A) ................          6,112
      2,000        Stewart & Stevenson Services, Inc ...........         19,586
        200      * Strattec Security Corp ......................         10,204
      1,100        Tecumseh Products Co (Class A) ..............         46,156
        600        Tennant Co ..................................         19,410
      2,700      * Terex Corp ..................................         45,630
      3,400      * Tetra Tech, Inc .............................         27,166
        900      * Tetra Technologies, Inc .....................         18,135
      3,000      * Thomas & Betts Corp .........................         42,270
        900        Toro Co .....................................         50,625
        600      * TRC Cos, Inc ................................         10,290
        700      * Trikon Technologies, Inc ....................          3,976
      2,500        Trinity Industries, Inc .....................         41,150
      2,800      * UNOVA, Inc ..................................         13,776
      1,400        Valhi, Inc ..................................         13,748
        900        Valmont Industries, Inc .....................         21,015
      2,300        Wabtec Corp .................................         32,384
      1,900      * Waste Connections, Inc ......................         66,101
      1,100        Watts Industries, Inc (Class A) .............         18,040
                                                                   ------------
                   TOTAL PRODUCER DURABLES                            1,921,193
                                                                   ------------


 TECHNOLOGY--14.88%
        500      * 3D Systems Corp .............................          3,290
      1,400      * Actel Corp ..................................         14,560
      1,800      * Acterna Corp ................................            720
      3,000      * Actuate Corp ................................          2,850
        600      * ADE Corp ....................................          2,526
      1,400      * Adtran, Inc .................................         21,840
      4,200      * Advanced Digital Information Corp ...........         20,160
      1,200      * Advanced Energy Industries, Inc .............         10,680
        400      * Advanced Power Technology, Inc ..............          1,556
      4,100      * Aeroflex, Inc ...............................         20,664
      2,500      * Aether Systems, Inc .........................          6,700
      2,500      * Agile Software Corp .........................         16,025
      6,600      * Akamai Technologies, Inc ....................          5,478
      1,600      * Alliance Semiconductor Corp .................          6,080
      2,100      * Alloy, Inc ..................................         17,451
        400      * Altiris, Inc ................................          3,980
      2,800      * American Management Systems, Inc ............         35,644
      1,400      * American Superconductor Corp ................          3,780
      2,100      * Anadigics, Inc ..............................          4,473
        500        Analogic Corp ...............................         20,945
      1,500      * Anaren Microwave, Inc .......................         12,330
      2,200      * Anixter International, Inc ..................         45,320
      3,100      * Answerthink, Inc ............................          4,495
      1,000      * Ansys, Inc ..................................         17,230
      1,000      * Anteon International Corp ...................         27,180
      1,700      * APAC Customer Services, Inc .................          4,947
      2,000      * Arbitron, Inc ...............................         68,200
     18,000      * Ariba, Inc ..................................         24,300
      4,400      * Arris Group, Inc ............................         16,280
      2,000      * Artesyn Technologies, Inc ...................          3,020
      1,000      * Artisan Components, Inc .....................          9,109
     17,400      * Ascential Software Corp .....................         32,329
      2,000      * Asiainfo Holdings, Inc ......................          6,670
      3,500      * Aspect Communications Corp ..................          5,145
      2,400      * Aspen Technology, Inc .......................          7,200
      1,300      * AstroPower, Inc .............................          9,230
      2,600      * Asyst Technologies, Inc .....................         15,704
      1,500      * At Road, Inc ................................          8,100
      1,900      * ATMI, Inc ...................................         26,790
      1,100      * Audiovox Corp (Class A) .....................          7,699
      4,000      * Avanex Corp .................................          5,480
      2,300      * Avenue A, Inc ...............................          5,750
      1,700      * Avid Technology, Inc ........................         17,510
      2,800      * Avocent Corp ................................         37,464
      6,600      * Axcelis Technologies, Inc ...................         32,208
      1,300      * AXT, Inc ....................................          2,704
      1,000      * Barra, Inc ..................................         27,320
        800        BEI Technologies, Inc .......................          8,800
        700        Bel Fuse, Inc (Class B) .....................         15,015
      1,500        Belden, Inc .................................         20,130
      1,600      * Benchmark Electronics, Inc ..................         33,680
      1,400      * Black Box Corp ..............................         46,480
      4,100      * Borland Software Corp .......................         31,939
        900      * Boston Communications Group .................          9,288
      1,800        C&D Technologies, Inc .......................         26,388
      3,000      * Cable Design Technologies Corp ..............         18,360
      2,000      * CACI International, Inc (Class A) ...........         70,900
        600      * Caminus Corp ................................          1,068
      1,300      * Carreker Corp ...............................          7,969
        400      * Catapult Communications Corp ................          3,900
      2,100      * C-COR.net Corp ..............................          7,791
      1,900      * Centillium Communications, Inc ..............          2,280
      2,200      * Checkpoint Systems, Inc .....................         27,170

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  89

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(CONTINUED)
      3,300      * ChipPAC, Inc ................................   $      7,059
      2,400      * Chordiant Software, Inc .....................          2,232
      3,700      * Ciber, Inc ..................................         21,497
      4,900      * Cirrus Logic, Inc ...........................         12,495
        500      * ClearOne Communications, Inc ................          1,705
      8,500      * CNET Networks, Inc ..........................          9,350
      2,300      * Cognex Corp .................................         31,993
        600      * Cognizant Technology Solutions Corp .........         34,482
      1,400        Cohu, Inc ...................................         15,820
      3,500      * CommScope, Inc ..............................         23,730
      1,500      * Compucom Systems, Inc .......................          8,640
      2,100      * Computer Horizons Corp ......................          7,812
      1,800      * Computer Network Technology Corp ............          9,036
        200        Compx International, Inc ....................          1,856
      1,600      * Concord Camera Corp .........................          7,456
      1,100      * Concord Communications, Inc .................          5,555
      4,200      * Concurrent Computer Corp ....................          9,576
        600      * CoorsTek, Inc ...............................          9,000
      1,300      * Covansys Corp ...............................          2,210
      2,900      * Cray, Inc ...................................         11,455
      4,100      * Credence Systems Corp .......................         35,506
      5,000      * Cree, Inc ...................................         62,500
      2,000        CTS Corp ....................................          9,200
      1,100        Cubic Corp ..................................         18,700
        900      * Daktronics, Inc. ............................          8,631
      1,000      * Datastream Systems, Inc .....................          5,000
      3,300      * DDI Corp ....................................            525
      2,200      * dELiA*s Corp (Class A) ......................          2,310
      1,400      * DiamondCluster International, Inc (Class A) .          4,564
        600      * Digimarc Corp ...............................          7,002
      1,900      * Digital Insight Corp ........................         29,868
      1,800      * Digital River, Inc ..........................         13,806
        600      * Digitas, Inc ................................          1,320
        500      * DocuCorp International, Inc .................          5,410
      2,700      * Documentum, Inc .............................         31,185
      8,100      * DoubleClick, Inc ............................         41,634
        600      * Drexler Technology Corp .....................          8,724
      1,900      * DSP Group, Inc ..............................         30,512
        800      * Dupont Photomasks, Inc ......................         18,224
      4,300      * E.piphany, Inc ..............................         15,480
      8,600      * Earthlink, Inc ..............................         45,924
      1,700      * Echelon Corp ................................         14,790
      1,100        EDO Corp ....................................         24,651
      3,100      * eFunds Corp .................................         29,081
      1,900      * Electro Scientific Industries, Inc ..........         28,177
      1,500      * Electroglas, Inc ............................          3,000
      3,700      * Electronics For Imaging, Inc ................         55,204
        500      * Embarcadero Technologies, Inc ...............          2,095
      1,700      * Emcore Corp .................................          2,584
        700      * EMS Technologies, Inc .......................          7,182
      3,100      * Entegris, Inc ...............................         24,087
     11,000      * Enterasys Networks, Inc .....................         14,300
      3,200      * Entrust, Inc ................................         10,048
        700      * EPIQ Systems, Inc ...........................         12,362
      1,500      * eSpeed, Inc (Class A) .......................         15,240
      2,200      * ESS Technology, Inc .........................         13,530
      1,400      * Esterline Technologies Corp .................         23,296
      2,700      * Exar Corp ...................................         31,185
        600      * Excel Technology, Inc .......................         11,286
      7,000      * Extreme Networks, Inc .......................         29,470
      1,500      * F5 Networks, Inc ............................         11,325
      2,300      * FalconStor Software, Inc ....................         11,201
      1,700      * FEI Co ......................................         24,565
      2,300      * Filenet Corp ................................         23,805
      9,000      * Finisar Corp ................................          6,210
      1,000      * Flir Systems, Inc ...........................         34,990
      5,900      * Foundry Networks, Inc .......................         32,332
      2,700      * Freemarkets, Inc ............................         13,392
      2,000      * FSI International, Inc ......................          6,120
      2,300        General Cable Corp ..........................          8,855
      2,100      * Genesis Microchip, Inc ......................         16,107
        600      * Global Imaging Systems, Inc .................         11,328
      8,200      * GlobespanVirata, Inc ........................         19,352
      3,900      * GrafTech International Ltd ..................         28,275
      1,800      * Griffon Corp ................................         19,170
      2,900      * Handspring, Inc .............................          2,726
      4,100      * Harmonic, Inc ...............................          7,175
      1,800        Helix Technology Corp .......................         17,370
      1,700      * Hutchinson Technology, Inc ..................         27,455
      2,300      * Hypercom Corp ...............................          6,578
      2,300      * Hyperion Solutions Corp .....................         42,205
      5,700      * Identix, Inc ................................         33,915
      1,300      * iGate Corp ..................................          3,536
        700      * Ii-Vi, Inc ..................................          9,345
      2,400      * Imation Corp ................................         67,992
        800      * Inet Technologies, Inc ......................          4,056
      2,500      * InFocus Corp ................................         19,050
        400      * Infogrames, Inc .............................            888
      4,200      * Infonet Services Corp (Class B) .............          9,408
      3,900      * Informatica Corp ............................         12,090
      1,800      * Information Resources, Inc ..................          6,678
        400      * Inforte Corp ................................          2,048
      9,800      * Inktomi Corp ................................          2,450
        600      * Inrange Technologies Corp (Class B) .........          1,674
        600      * Integral Systems, Inc .......................         11,466
      1,100      * Intercept, Inc ..............................         10,879
      3,700      * Interdigital Communications Corp ............         32,190
      3,200      * Intergraph Corp .............................         54,688
      8,300      * Interland, Inc ..............................         17,015
      1,000      * Intermagnetics General Corp .................         17,070
      2,600      * Internet Security Systems, Inc ..............         32,032
      1,300        Inter-Tel, Inc ..............................         26,455
      4,900      * Intertrust Technologies Corp ................         15,631
      7,300      * Interwoven, Inc .............................         14,658
      1,100      * Intrado, Inc ................................         10,626
      3,700      * Iomega Corp .................................         39,553
      1,300      * ITXC Corp ...................................          3,224
      1,400      * Ixia ........................................          5,740
        800      * IXYS Corp ...................................          4,024
        400      * j2 Global Communications, Inc ...............          7,956
      1,900      * JDA Software Group, Inc .....................         13,281
      4,100      * Keane, Inc ..................................         27,675
        400        Keithley Instruments, Inc ...................          4,860
      1,600      * Keynote Systems, Inc ........................         10,480
      1,300      * Kforce, Inc .................................          4,043
      4,700      * Kopin Corp ..................................         16,356
      1,400      * Kronos, Inc .................................         34,482
      3,400      * Kulicke & Soffa Industries, Inc .............         10,200
      5,800      * Lattice Semiconductor Corp ..................         36,076
        900      * Lawson Software, Inc ........................          3,186
        700      * Learning Tree International, Inc ............         10,283
        600      * LeCroy Corp .................................          5,376
      5,900      * Legato Systems, Inc .........................         16,272
      2,200      * Lexar Media, Inc ............................          5,830
      7,300      * Liberate Technologies .......................         11,388
      1,900      * Lightbridge, Inc ............................         12,827
      4,600      * Looksmart Ltd ...............................          4,462
      3,100      * LTX Corp ....................................         14,136
      2,900      * Macrovision Corp ............................         35,467

                       SEE NOTES TO FINANCIAL STATEMENTS

90  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(CONTINUED)
      1,300      * Magma Design Automation, Inc ................   $     11,596
      2,000      * Mail-Well, Inc ..............................          2,080
      1,300      * Manhattan Associates, Inc ...................         17,576
        500      * Mantech International Corp (Class A) ........         11,731
      1,000      * Manufacturers Services Ltd ..................          2,700
      4,000      * Manugistics Group, Inc ......................         11,160
      1,000      * MAPICS, Inc .................................          5,600
      1,000      * Mapinfo Corp ................................          3,950
      1,400      * Mastec, Inc .................................          4,522
      3,200      * Matrixone, Inc ..............................         13,888
     13,500      * Maxtor Corp .................................         35,235
      4,300      * McData Corp (Class A) .......................         23,349
      1,500      * MCSi, Inc ...................................          7,425
      3,900      * MEMC Electronic Materials, Inc ..............         12,948
      4,400      * Mentor Graphics Corp ........................         21,472
      1,500      * Mercury Computer Systems, Inc ...............         35,400
        900      * Merix Corp ..................................          7,335
      2,000      * MetaSolv, Inc ...............................          3,060
      2,300        Methode Electronics, Inc (Class A) ..........         21,114
      5,100      * Micromuse, Inc ..............................         12,852
      2,000      * Microsemi Corp ..............................         11,220
      3,000      * Microtune, Inc ..............................          7,230
      2,400      * MIPS Technologies, Inc (Class A) ............          3,190
      1,200      * Monolithic System Technology, Inc ...........         12,000
      1,200      * MRO Software, Inc ...........................         10,440
      6,100      * MRV Communications, Inc .....................          5,185
      1,400        MTS Systems Corp ............................         13,257
        500      * Nanometrics, Inc ............................          1,330
        300      * Nassda Corp .................................          1,566
        800      * Navigant International, Inc .................          8,400
      2,200        NDCHealth Corp ..............................         34,210
      1,200      * Net2Phone, Inc ..............................          2,832
      1,800      * Netegrity, Inc ..............................          3,708
      2,700      * NETIQ Corp ..................................         39,150
      2,600      * Netro Corp ..................................          5,330
      1,200      * Netscout Systems, Inc .......................          4,392
        700      * NetScreen Technologies, Inc .................          7,595
      4,500      * New Focus, Inc ..............................         12,150
      2,600      * Newport Corp ................................         29,328
      1,100      * Next Level Communications, Inc ..............            847
      1,600      * NIC, Inc ....................................          2,736
        900      * Novadigm, Inc ...............................          1,800
     24,700      * Novell, Inc .................................         51,870
      1,000      * Nu Horizons Electronics Corp ................          6,000
      2,000      * Nuance Communications, Inc ..................          3,400
      1,700      * Numerical Technologies, Inc .................          4,930
      1,700      * NYFIX, Inc ..................................          6,613
      3,800      * Oak Technology, Inc .........................         12,084
      1,400      * Omnivision Technologies, Inc ................          9,226
      1,900      * ON Semiconductor Corp .......................          2,375
      2,900      * Onyx Software Corp ..........................          5,539
     11,700      * Openwave Systems, Inc .......................          7,254
      6,900      * Oplink Communications, Inc ..................          4,002
        700      * Opnet Technologies, Inc .....................          4,431
      1,000      * Optical Communication Products, Inc .........            770
        500      * OSI Systems, Inc ............................          8,653
        500      * Overland Storage, Inc .......................          5,430
      3,500      * Overture Services, Inc ......................         82,495
      1,600      * Packeteer, Inc ..............................          4,800
     39,400      * Palm, Inc ...................................         29,156
      1,800      * Paradyne Networks, Inc ......................          2,394
     17,800      * Parametric Technology Corp ..................         32,040
      1,200        Park Electrochemical Corp ...................         20,040
      2,300      * Paxar Corp ..................................         33,442
      2,100      * Paxson Communications Corp ..................          4,620
      1,300      * PC-Tel, Inc .................................          6,773
        800      * PDF Solutions, Inc ..........................          4,232
        600      * PEC Solutions, Inc ..........................         13,356
      1,700      * Pegasus Solutions, Inc ......................         17,935
        400      * Pegasystems, Inc ............................          2,184
      1,300      * Pericom Semiconductor Corp ..................         11,206
      1,700      * Phoenix Technologies Ltd ....................         12,325
      1,800      * Photronics, Inc .............................         18,108
      2,000        Pioneer-Standard Electronics, Inc ...........         14,480
      2,300      * Pixelworks, Inc .............................         11,845
        900      * Planar Systems, Inc .........................         14,346
      2,600      * Plantronics, Inc ............................         42,380
      2,900      * Plexus Corp .................................         26,825
      1,200      * PLX Technology, Inc .........................          1,320
        700      * Pomeroy Computer Resources, Inc .............          6,902
      8,000      * Portal Software, Inc ........................          1,920
        500      * Powell Industries, Inc ......................          9,400
      1,700      * Power Integrations, Inc .....................         20,723
      4,400      * Powerwave Technologies, Inc .................         14,916
      2,400      * PRG-Schultz International, Inc ..............         29,712
      1,400      * Probusiness Services, Inc ...................          8,862
      2,100      * Progress Software Corp ......................         25,410
      1,700      * Proton Energy Systems .......................          3,604
      8,100      * Proxim Corp (Class A) .......................         14,175
      3,200      * PTEK Holdings, Inc ..........................         14,912
        900      * QRS Corp ....................................          5,967
      8,900      * Quantum Corp ................................         19,669
      2,500      * Quest Software, Inc .........................         23,500
        400        Quixote Corp ................................          7,380
      1,200      * Radiant Systems, Inc ........................          9,600
      1,100      * Radisys Corp ................................          4,356
      1,600      * Rainbow Technologies, Inc ...................          4,544
      2,900      * Raindance Communications, Inc ...............          8,961
      5,700      * Rambus, Inc .................................         24,738
      8,300      * Read-Rite Corp ..............................          4,316
      7,800      * Red Hat, Inc ................................         37,050
     10,200      * Redback Networks, Inc .......................          3,162
      2,000      * Register.com, Inc ...........................          6,060
        800      * Renaissance Learning, Inc ...................         11,368
        700      * Research Frontiers, Inc .....................          6,272
      3,600      * Retek, Inc ..................................         12,960
      8,400      * Riverstone Networks, Inc ....................          4,284
      1,100      * Rogers Corp .................................         25,685
      1,300      * Roxio, Inc ..................................          3,939
      3,100      * RSA Security, Inc ...........................         10,416
        600      * Rudolph Technologies, Inc ...................          6,174
      4,800      * S1 Corp .....................................         25,728
      8,200      * Safeguard Scientifics, Inc ..................          9,102
        900      * Sanchez Computer Associates, Inc ............          2,196
      4,200      * Sandisk Corp ................................         55,062
      5,500      * Sapient Corp ................................          5,665
      1,000      * SBS Technologies, Inc .......................          7,160
      3,500      * Scansoft, Inc ...............................         11,550
        400      * Scansource, Inc .............................         23,220
      1,100      * SCM Microsystems, Inc .......................          4,344
      1,500      * Seachange International, Inc ................         10,305
      2,000      * Secure Computing Corp .......................          6,400
      3,500      * Seebeyond Technology Corp ...................          4,900
      1,100      * Semitool, Inc ...............................          5,665
      1,200      * Serena Software, Inc ........................         14,400
     13,000      * Silicon Graphics, Inc .......................         10,660
      3,900      * Silicon Image, Inc ..........................         15,951
      1,800      * Silicon Laboratories, Inc ...................         32,994
      5,300      * Silicon Storage Technology, Inc .............         20,723

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  91

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(CONTINUED)
        400      * Siliconix, Inc ..............................   $      7,108
        500      * Simpletech, Inc .............................          1,065
      1,800      * Sipex Corp ..................................          3,060
      3,800      * Sitel Corp ..................................          6,650
      1,420      * SmartForce Plc (Spon ADR) ...................          4,686
      2,100      * Somera Communications, Inc ..................          4,305
      5,900      * SONICblue, Inc ..............................          1,416
      3,500      * SonicWALL, Inc ..............................          9,625
     12,200      * Sonus Networks, Inc .........................          2,562
      1,000      * Sourcecorp ..................................         20,410
      1,100      * Spectralink Corp ............................          6,259
        800      * Spectrian Corp ..............................          2,360
      1,800      * SpeechWorks International, Inc ..............          4,140
      1,800      * SpeedFam-IPEC, Inc ..........................          6,678
        800      * SPSS, Inc ...................................          9,256
        400      * SRA International, Inc (Class A) ............         11,452
        500      * SS&C Technologies, Inc ......................          3,975
      1,000      * Standard Microsystems Corp ..................         15,281
      4,400      * StorageNetworks, Inc ........................          5,500
      5,600      * Stratex Networks, Inc .......................          7,162
      4,900      * Stratos Lightwave, Inc ......................          1,764
        200      * Suntron Corp ................................            650
        700      * Supertex, Inc ...............................          7,280
      4,300      * Surebeam Corp (Class A) .....................          7,740
     10,800      * Sycamore Networks, Inc ......................         25,380
      1,600      * Sykes Enterprises, Inc ......................          6,736
        300      * Synaptics, Inc ..............................          1,443
        600      * Synplicity, Inc .............................          2,586
        400      * Syntel, Inc .................................          4,708
        300        Sypris Solutions, Inc .......................          3,255
      2,100      * Systems & Computer Technology Corp ..........         14,700
      2,600      * Take-Two Interactive Software, Inc ..........         75,400
      2,700        Technitrol, Inc .............................         40,365
      3,200      * Tekelec .....................................         27,616
      5,300      * Tellium, Inc ................................          2,014
      4,500      * Terayon Communication Systems, Inc ..........         10,440
      1,700      * Therma-Wave, Inc ............................          1,343
      1,500      * Three-Five Systems, Inc .....................          6,960
      5,500      * TIBCO Software, Inc .........................         20,625
      1,000      * Tier Technologies, Inc (Class B) ............         18,920
      1,200      * Tivo, Inc ...................................          4,320
        900      * Tollgrade Communications, Inc ...............          7,029
      7,100      * Touch America Holdings, Inc .................          4,402
      2,100      * Transaction Systems Architects, Inc (Class A)         13,020
      7,400      * Transmeta Corp ..............................          7,178
      1,700      * Trimble Navigation Ltd ......................         16,830
        500      * Tripos, Inc .................................          3,925
      9,000      * Triquint Semiconductor, Inc .................         31,770
      2,000      * Trizetto Group, Inc .........................          9,960
      1,000      * TTM Technologies, Inc .......................          1,570
      2,400      * Turnstone Systems, Inc ......................          5,328
        700      * Ulticom, Inc ................................          3,871
        800      * Ultimate Electronics, Inc ...................         10,200
      1,500      * Ultratech Stepper, Inc ......................         12,135
        700        United Industrial Corp ......................         14,105
      1,400      * United Online, Inc ..........................         13,426
      1,200      * Universal Display Corp ......................          7,212
      4,300      * Valueclick, Inc .............................          9,374
      2,100      * Varian Semiconductor Equipment
                     Associates, Inc ...........................         34,524
      1,700      * Veeco Instruments, Inc ......................         18,360
        300      * Verint Systems, Inc .........................          2,589
      1,500      * Verity, Inc .................................         14,925
      1,400      * Vicor Corp ..................................         10,010
      2,500      * Viewpoint Corp ..............................          5,450
     16,100      * Vignette Corp ...............................         12,896
        700      * Virage Logic Corp ...........................          6,601
        400        Virco Manufacturing Corp ....................          3,880
     13,700      * Vitesse Semiconductor Corp ..................          9,316
      5,000      * Vitria Technology, Inc ......................          3,900
        500      * Volt Information Sciences, Inc ..............          7,575
      2,600        Wallace Computer Services, Inc ..............         45,890
      1,800      * WatchGuard Technologies, Inc ................          7,920
      1,600      * WebEx Communications, Inc ...................         17,904
      3,100      * webMethods, Inc .............................         14,973
      1,500      * Websense, Inc ...............................         17,415
        900      * WESCO International, Inc ....................          3,870
     13,100      * Western Digital Corp ........................         61,570
      1,200      * White Electronic Designs Corp ...............          8,988
      1,500      * Wilson Greatbatch Technologies, Inc .........         41,700
      4,600      * Wind River Systems, Inc .....................         14,812
      1,600      * Wireless Facilities, Inc ....................          7,087
      1,000      * Witness Systems, Inc ........................          5,820
        700        Woodhead Industries, Inc ....................          7,714
      1,400      * Xicor, Inc ..................................          5,054
      1,900      * Zoran Corp ..................................         20,900
      1,100      * Zygo Corp ...................................          4,664
                                                                   ------------
                   TOTAL TECHNOLOGY                                   5,817,946
                                                                   ------------
 TRANSPORTATION--2.14%
      3,300        Airborne, Inc ...............................         37,422
      4,200      * Airtran Holdings, Inc .......................         13,062
      1,700      * Alaska Air Group, Inc .......................         30,090
      1,500      * Arkansas Best Corp ..........................         43,037
        300      * ATA Holdings Corp ...........................          1,020
      2,800      * Atlantic Coast Airlines Holdings, Inc .......         25,900
      1,200      * Atlas Air Worldwide Holdings, Inc ...........          2,892
      2,400      * BE Aerospace, Inc ...........................         11,424
        400      * Covenant Transport, Inc (Class A) ...........          7,000
      2,400      * EGL, Inc ....................................         26,424
      2,100      * ExpressJet Holdings, Inc ....................         19,320
      1,600        Florida East Coast Industries, Inc
                     (Class A) .................................         37,760
        800      * Forward Air Corp ............................         14,480
      2,000      * Frontier Airlines, Inc ......................          9,760
        800      * Genesee & Wyoming, Inc (Class A) ............         17,800
      2,000      * Heartland Express, Inc ......................         37,480
      1,500      * Hunt (J.B.) Transport Services, Inc .........         35,325
      4,100      * Kansas City Southern Industries, Inc ........         50,840
      1,600      * Knight Transportation, Inc ..................         24,800
      1,100      * Landstar System, Inc ........................         53,928
      2,100      * Mesa Air Group, Inc .........................          7,665
        600      * Mesaba Holdings, Inc ........................          3,264
        900      * Midwest Express Holdings, Inc ...............          3,600
      1,900        Overseas Shipholding Group, Inc .............         29,032
        200      * P.A.M. Transportation Services ..............          3,816
      1,900      * RailAmerica, Inc ............................         13,775
        800        Roadway Corp ................................         29,344
      2,300        Shurgard Storage Centers, Inc (Class A) .....         72,726
        400      * U.S. Xpress Enterprises, Inc (Class A) ......          3,912
      3,800      * UAL Corp ....................................          8,132
      1,900        USFreightways Corp ..........................         54,492
      2,600        Werner Enterprises, Inc .....................         47,788
      2,000      * Yellow Corp .................................         59,015
                                                                   ------------
                   TOTAL TRANSPORTATION                                 836,325
                                                                   ------------
 UTILITIES--5.10%
      3,900        AGL Resources, Inc ..........................         86,151
      1,600      * AirGate PCS, Inc ............................            704
      5,100      * Alamosa Holdings, Inc .......................          1,173
        500      * Alaska Communications Systems Group, Inc ....            840
      7,500      * Allegiance Telecom, Inc .....................          6,225

                       SEE NOTES TO FINANCIAL STATEMENTS

92  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 UTILITIES--(CONTINUED)
      1,900      * Allen Telecom, Inc ..........................   $     10,146
     11,000      * American Tower Corp (Class A) ...............         17,490
      2,800        Atmos Energy Corp ...........................         60,200
      3,300        Avista Corp .................................         36,960
      1,900        Black Hills Corp ............................         49,761
     13,100      * Broadwing, Inc ..............................         25,938
        800        Cascade Natural Gas Corp ....................         15,760
        700      * Centennial Communications Corp ..............          2,030
        800        Central Vermont Public Service Corp .........         14,104
      1,100        CH Energy Group, Inc ........................         51,623
      2,800        Cleco Corp ..................................         37,716
        800      * Commonwealth Telephone Enterprises, Inc .....         27,816
        500        Connecticut Water Service, Inc ..............         12,810
     13,900      * Crown Castle International Corp .............         30,163
      1,100        CT Communications, Inc ......................         15,950
      1,400      * Dobson Communications Corp (Class A) ........            434
      4,900        DQE, Inc ....................................         73,500
      3,200      * El Paso Electric Co .........................         38,016
      1,500        Empire District Electric Co .................         25,350
      2,400        Energen Corp ................................         60,744
        300        EnergySouth, Inc ............................          7,650
      2,800      * General Communication, Inc (Class A) ........         10,528
        800      * Golden Telecom, Inc .........................          9,640
        900        Hickory Tech Corp ...........................         11,925
      1,300        Laclede Group, Inc ..........................         30,290
      1,100        MGE Energy, Inc .............................         28,226
        500        Middlesex Water Co ..........................         11,250
        600      * NATCO Group, Inc (Class A) ..................          4,518
      1,900        New Jersey Resources Corp ...................         62,510
      4,600      * Nextel Partners, Inc (Class A) ..............         24,748
      1,000        North Pittsburgh Systems, Inc ...............         13,330
      1,800        Northwest Natural Gas Co ....................         52,848
      1,900        Northwestern Corp ...........................         18,544
      1,100        NUI Corp ....................................         23,760
      1,100      * Oil States International, Inc ...............         11,000
      3,700        Oneok, Inc ..................................         69,930
      1,700        Otter Tail Corp .............................         44,778
      1,800      * Petroquest Energy, Inc ......................          7,956
      2,100        Piedmont Natural Gas Co, Inc ................         74,487
      2,500        PNM Resources, Inc ..........................         49,500
      3,300      * Price Communications Corp ...................         37,290
        700      * Quicksilver Resources, Inc ..................         12,600
      4,300      * RCN Corp ....................................          2,193
      1,300        SEMCO Energy, Inc ...........................         10,114
        200        Shenandoah Telecom Co .......................         10,148
      7,000      * Sierra Pacific Resources ....................         42,700
      9,200      * Skyworks Solutions, Inc .....................         41,676
        800        South Jersey Industries, Inc ................         26,128
      2,800      * Southern Union Co ...........................         31,640
      2,300        Southwest Gas Corp ..........................         51,175
        600        Southwest Water Co ..........................          8,556
      1,700      * Southwestern Energy Co ......................         20,400
        900        SureWest Communications .....................         26,343
      4,800      * Talk America Holdings, Inc ..................         11,136
      2,900      * Time Warner Telecom, Inc (Class A) ..........          2,349
      1,400      * Triton PCS Holdings, Inc (Class A) ..........          2,926
      6,100      * U.S. Unwired, Inc (Class A) .................          4,270
      4,000      * Ubiquitel, Inc ..............................          1,000
      1,900        UGI Corp ....................................         69,065
        800        UIL Holdings Corp ...........................         28,360
      1,900        Unisource Energy Corp .......................         28,975
        300        Unitil Corp .................................          8,145
      3,800        Westar Energy, Inc ..........................         38,228
      1,300        Western Gas Resources, Inc ..................         40,625
      3,600      * Western Wireless Corp (Class A) .............          9,720
      3,400        WGL Holdings, Inc ...........................         81,294
      2,200        WPS Resources Corp ..........................         77,969
                                                                   ------------
                   TOTAL UTILITIES                                    1,994,047
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $41,960,630)                              38,982,897
                                                                   ------------
                   TOTAL PORTFOLIO--99.73%
                     (COST $41,960,630)                              38,982,897
                   OTHER ASSETS & LIABILITIES, NET--0.27%               106,862
                                                                   ------------
                   NET ASSETS--100.00%                             $ 39,089,759
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $41,960,630. Net unrealized depreciation of portfolio investments aggregated $2,977,733 of which $582,299 related to appreciated portfolio investments and $3,560,032 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       SEE NOTES TO FINANCIAL STATEMENTS

                    2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  93

Statement of
Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

                               Summary by Country

                                                             VALUE          %
--------------------------------------------------------------------------------
DOMESTIC:
UNITED STATES ........................................    $    23,723      0.05%
                                                          -----------    ------
TOTAL DOMESTIC .......................................         23,723      0.05
                                                          -----------    ------
FOREIGN:
AUSTRALIA ............................................      2,137,340      4.66
AUSTRIA ..............................................         57,404      0.13
BELGIUM ..............................................        428,504      0.93
DENMARK ..............................................        332,601      0.72
FINLAND ..............................................        826,814      1.80
FRANCE ...............................................      3,829,002      8.34
GERMANY ..............................................      2,516,436      5.48
GREECE ...............................................        174,911      0.38
HONG KONG ............................................        765,262      1.67
IRELAND ..............................................        307,939      0.67
ITALY ................................................      1,623,696      3.54
JAPAN ................................................     10,790,779     23.50
NETHERLANDS ..........................................      2,373,510      5.17
NEW ZEALAND ..........................................         73,768      0.16
NORWAY ...............................................        207,575      0.45
PORTUGAL .............................................        136,208      0.30
SINGAPORE ............................................        394,920      0.86
SPAIN ................................................      1,307,802      2.85
SWEDEN ...............................................        760,835      1.66
SWITZERLAND ..........................................      3,706,516      8.07
UNITED KINGDOM .......................................     12,327,408     26.85
                                                          -----------    ------
TOTAL FOREIGN ........................................     45,079,230     98.19
OTHER ................................................        809,200      1.76
                                                          -----------    ------
TOTAL PORTFOLIO ......................................    $45,912,153    100.00%
                                                          ===========    ======

                                   ----------

   SHARES                                                              VALUE
   ------                                                              -----
PREFERRED STOCK--0.14%
 CONSUMER CYCLICAL--0.07%
         71        Porsche AG ..................................   $     29,471
        739        Prosieben Media AG ..........................          4,711
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                               34,182
                                                                   ------------
 CONSUMER NON-CYCLICAL--0.07%
        527        Henkel Kgaa .................................         33,333
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                           33,333
                                                                   ------------
                   TOTAL PREFERRED STOCK
                     (COST $39,374)                                      67,515
                                                                   ============
COMMON STOCK--99.59%
 AEROSPACE AND DEFENSE--0.44%
     28,084        BAE Systems plc .............................         84,797
      2,704        European Aeronautic Defense And Space Co ....         28,728
     13,167        Rolls-Royce plc .............................         20,706
      5,142        Smiths Group plc ............................         51,833
        651        Thales S.A ..................................         17,404
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                          203,468
                                                                   ------------
 BASIC INDUSTRIES--7.26%
        252        Acciona S.A .................................          9,848
        374        Acerinox S.A ................................         11,503
        360        ACS Actividades de Construccion y
                     Servicios S.A .............................          9,912
      2,602        Akzo Nobel NV ...............................         83,833
         75        Aluminium Of Greece S.A.I.C .................          1,392
      7,493        Amcor Ltd ...................................         33,551
      2,740        Amec plc ....................................          9,383
      3,333      * Arcelor .....................................         33,796
     12,000        Asahi Kasei Corp ............................         32,528
      2,174        Barratt Developments plc ....................         14,513
      5,008        BASF AG .....................................        174,219
      6,404        Bayer AG ....................................        110,379
      1,186        Berkeley Group plc ..........................         11,032
     34,289        BHP Billiton Ltd ............................        168,625
     21,654        BHP Billiton plc ............................        100,457
      7,338      * BHP Steel Ltd ...............................         10,686
      4,584        BOC Group plc ...............................         62,500
         52        Boehler-Uddeholm AG .........................          2,341
      5,319        Boral Ltd ...................................         12,082
      4,507        BPB plc .....................................         18,960
        401        Buderus AG ..................................          7,847
        833        Buhrmann NV .................................          4,174
      7,800        Carter Holt Harvey Ltd ......................          5,780
      4,000        Cheung Kong Infrastructure Holdings Ltd .....          6,821
        603        Ciba Specialty Chemicals AG. (Regd) .........         39,744
        313        Cimpor Cimentos de Portugal S.A .............          5,352
      1,263        Clariant AG. (Regd) .........................         22,805
      2,955        Compagnie De Saint-Gobain ...................         65,242
     28,647      * Corus Group plc .............................         15,430
      4,860        CRH plc (Ireland) ...........................         54,516
      8,762        CSR Ltd .....................................         27,139
      2,000        Daicel Chemical Industries Ltd ..............          5,651
      5,000        Dainippon Ink & Chemicals, Inc ..............          8,543
        700        Daito Trust Construction Co Ltd .............         15,554
      4,000        Daiwa House Industry Co Ltd .................         24,445
      3,000        Denki Kagaku Kogyo KK .......................          6,949
      2,000        Dowa Mining Co Ltd ..........................          8,888
         96        Elkem ASA ...................................          2,267
      3,100        Fletcher Building Ltd .......................          4,347
     21,400      * Fletcher Challenge Forests Ltd ..............          2,308
        370        Fomento de Construcciones y Contratas S.A ...          7,270
      1,209        Grupo Dragados S.A ..........................         18,162
        555        Grupo Ferrovial S.A .........................         13,713
      6,841        Hanson plc ..................................         33,996
        268        Heidelberger Zement AG. (Germany) ...........          9,668
        565        Hellenic Technodomiki S.A ...................          3,194
        247        Hoganas AB (B Shs) ..........................          4,449
      1,289        Holcim Ltd (Regd) ...........................         38,586
        458        Holmen AB (B Shs) ...........................         10,002
         17        Imerys S.A ..................................          1,974
     11,005        Imperial Chemical Industries plc ............         35,305
      2,000      * Ishihara Sangyo Kaisha Ltd ..................          2,859
        700        Italcementi S.p.A ...........................          6,641
      3,779        James Hardie Industries NV ..................         13,348
      4,200      * JFE Holdings, Inc ...........................         47,058
      2,000        JGC Corp ....................................         11,500
      2,000        Johnson Matthey plc .........................         26,262
      1,000        JSR Corp ....................................          7,721
      7,000        Kajima Corp .................................         21,275
      2,000        Kaneka Corp .................................         11,270
      1,000        Kinden Corp .................................          4,222
      1,234        Lafarge S.A. (Br) ...........................         98,541
        945        L'Air Liquide S.A ...........................        116,743
      1,169        Leighton Holdings Ltd .......................          6,270
        761        Linde AG ....................................         27,452
        245        Lonza Group AG. (Regd) ......................         13,903
      3,000        Matsushita Electric Works Ltd ...............         18,260
         42        Mayr-Melnhof Karton AG ......................          2,695
     18,147        MIM Holdings Ltd ............................         11,143
     16,000      * Mitsubishi Chemical Corp ....................         29,308
      3,000        Mitsubishi Gas Chemical Co, Inc .............          4,411
      8,000        Mitsubishi Materials Corp ...................         11,106
      1,000      * Mitsubishi Paper Mills Ltd ..................          1,166
      5,000        Mitsui Chemicals, Inc .......................         21,480
      5,000        Mitsui Mining & Smelting Co Ltd .............         10,884
      2,000        NatSteel Ltd ................................          2,026

                        SEE NOTES TO FINANCIAL STATEMENTS

94  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

Statement of
Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 BASIC INDUSTRIES--(CONTINUED)
      2,520        Newcrest Mining Ltd .........................   $      9,243
      1,000        Nippon Kayaku Co Ltd ........................          4,017
      2,000        Nippon Sanso Corp ...........................          5,668
      1,000        Nippon Shokubai Co Ltd ......................          4,953
     50,000      * Nippon Steel Corp ...........................         65,714
          9        Nippon Unipac Holding .......................         45,318
      2,000        Nishimatsu Construction Co Ltd ..............          5,980
      1,000        Nissan Chemical Industries Ltd ..............          4,452
      1,018        Norske Skogindustrier ASA ...................         11,814
        504        Novozymes a/s (B Shs) .......................          9,523
      5,000        Obayashi Corp ...............................         12,937
      7,000        OJI Paper Co Ltd ............................         33,062
      1,000        Okumura Corp ................................          3,138
      2,409        Orica Ltd ...................................         12,462
        541        Outokumpu Oyj ...............................          5,106
      3,340        Paperlinx Ltd ...............................          9,075
      1,442        Patrick Corp Ltd ............................         10,829
        683        Pechiney S.A. (A Shs) .......................         18,158
      8,659        Pilkington plc ..............................          7,455
        710        Rautaruukki Oyj .............................          2,877
      4,021        Rexam plc ...................................         25,468
        189      * RHI AG ......................................          1,345
      2,873        Rio Tinto Ltd ...............................         47,304
      9,832        Rio Tinto plc ...............................        158,020
      2,466        RMC Group plc ...............................         16,249
      3,000        Sekisui Chemical Co Ltd .....................          8,280
      4,000        Sekisui House Ltd ...........................         29,867
      4,000        SembCorp Marine Ltd .........................          2,476
      5,000        Shimizu Corp ................................         15,484
      3,500        Shin-Etsu Chemical Co Ltd ...................        115,861
      8,000      * Showa Denko KK ..............................         11,500
      3,560        Skanska AB (B Shs) ..........................         17,546
        379        Solvay S.A ..................................         22,418
      6,219        Stora Enso Oyj (R Shs) ......................         60,233
      1,000        Sumitomo Bakelite Co Ltd ....................          5,011
     10,000        Sumitomo Chemical Co Ltd ....................         38,360
     28,000      * Sumitomo Metal Industries Ltd ...............         11,270
      4,000        Sumitomo Metal Mining Co Ltd ................         16,494
      3,000        Sumitomo Osaka Cement Co Ltd ................          4,214
      1,745        Svenska Cellulosa AB (B Shs) ................         54,011
        535        Svenskt Stal AB (Ssab) Series A .............          4,933
        982        Syngenta AG .................................         53,593
      7,000        Taiheiyo Cement Corp ........................         12,592
      8,000        Taisei Corp .................................         16,428
      5,104        Taylor Woodrow plc ..........................         14,368
        629        Technical Olympic S.A .......................          1,927
      3,087        ThyssenKrupp AG .............................         32,797
        255        Titan Cement Co S.A .........................          9,158
      1,000        Toda Corp ...................................          1,832
      4,000        Tosoh Corp ..................................          8,576
      2,000        Tostem Inax Holding Corp ....................         29,160
      3,000        Toto Ltd ....................................         11,952
      1,000        Toyo Seikan Kaisha Ltd ......................         11,212
      3,847        Transurban Group ............................          8,069
        683        Trelleborg AB (B Shs) .......................          5,377
      7,000        UBE Industries Ltd ..........................          8,855
        148        Umicore .....................................          5,156
      2,252        UPM-Kymmene Oyj .............................         61,873
        273        Uponor Oyj ..................................          5,342
        619        Vinci S.A ...................................         37,501
        847        Viohalco S.A ................................          3,867
        171        Voestalpine AG ..............................          4,343
        336        Wienerberger AG .............................          4,871
      3,389        Wimpey (George) plc .........................         15,322
     10,196        WMC Ltd .....................................         39,282
      5,287        Wolseley plc ................................         42,029
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             3,342,812
                                                                   ------------
 CONSUMER CYCLICAL--12.80%
      1,855        Accor S.A ...................................         54,174
      2,000        Aeon Co Ltd .................................         51,257
        500        Aoyama Trading Co Ltd .......................          6,391
      2,463        Aristocrat Leisure Ltd ......................          6,464
      1,351        Arnoldo Mondadori Editore S.p.A .............          6,529
        300        Asatsu-DK, Inc ..............................          5,631
        200        Autobacs Seven Co Ltd .......................          5,389
      1,020      * Autogrill S.p.A .............................          8,054
        200        Avex, Inc ...................................          2,698
      4,238        BBA Group plc ...............................         11,513
        117        Bekaert S.A .................................          4,463
        463        Benetton Group S.p.A ........................          4,301
      5,000        Bridgestone Corp ............................         59,471
     11,489      * British Sky Broadcasting Group plc ..........         92,596
      1,239        Bulgari S.p.A ...............................          4,114
        300        Capcom Co Ltd ...............................          6,851
      6,462        Carlton Communications plc ..................         11,077
      1,000        Casio Computer Co Ltd .......................          5,085
        673        Castorama-Dubois Investissements ............         44,430
     10,445        Coles Myer Ltd ..............................         33,941
     20,623        Compass Group plc ...........................         85,944
        965      * Continental AG ..............................         12,827
      1,000        Cycle & Carriage Ltd ........................          2,138
      2,000      * Daiei, Inc ..................................          2,891
      3,123        Daily Mail & General Trust plc ..............         23,083
      1,000        Daimaru, Inc ................................          4,707
      7,685        DaimlerChrysler AG. (Regd) ..................        257,473
      4,700        Denso Corp ..................................         76,480
     17,991        Dixons Group plc ............................         48,805
      7,757        EMI Group plc ...............................         20,738
      1,625        Eniro AB ....................................          7,536
        500        FamilyMart Co Ltd ...........................         11,808
        500        Fast Retailing Co Ltd .......................         12,896
      3,063        Fiat S.p.A ..................................         29,666
        400        Fisher & Paykel Appliances Holdings Ltd .....          1,904
        600        Fisher & Paykel Healthcare Corp .............          2,730
        116        Folli-Follie S.A ............................          1,736
      4,000        Fuji Photo Film Co Ltd ......................        119,270
          2        Fuji Television Network, Inc ................          8,789
      6,725        GKN plc .....................................         25,778
     26,615        Granada plc .................................         28,147
        652        Groupe Bruxelles Lambert S.A ................         24,157
        864        Grupo Prisa S.A .............................          5,294
      1,721        Gruppo Editoriale L'Espresso S.p.A ..........          4,703
      1,000        Gunze Ltd ...................................          3,943
      9,298        GUS plc .....................................         79,251
      1,000        Hankyu Department Stores, Inc ...............          6,333
      4,763        Harvey Norman Holdings Ltd ..................          7,351
      4,354        Hennes & Mauritz AB (B Shs) .................         75,599
     14,525        Hilton Group plc ............................         36,547
      2,000        Hino Motors Ltd .............................          5,438
      6,200        Honda Motor Co Ltd ..........................        251,075
      4,922        Independent News & Media plc ................          6,567
      3,000        Independent Newspapers Ltd ..................          4,502
      1,943        Inditex S.A .................................         39,365
      1,000        Isetan Co Ltd ...............................          9,545
      3,000        Ito-Yokado Co Ltd ...........................        117,792
      8,783        John Fairfax Holdings Ltd ...................         13,554
      4,000      * Kanebo Ltd ..................................          6,046
        382        KarstadtQuelle AG ...........................          6,301
        494        Kesko Oyj (B Shs) ...........................          5,151

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  95

Statement of
Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER CYCLICAL--(CONTINUED)
     23,930        Kingfisher plc ..............................   $     77,523
        800        Konami Corp .................................         20,568
        846        Koninklijke Vendex KBB NV ...................          6,898
      3,000        Kuraray Co Ltd ..............................         17,669
      1,321        Lagardere S.C.A .............................         50,655
        600        Lawson, Inc .................................         18,186
      2,012        LVMH Moet Hennessy Louis Vuitton S.A ........         73,374
      1,020        MAN AG ......................................         13,407
     21,223        Marks & Spencer Group plc ...................        107,135
      3,000        Marui Co Ltd ................................         32,504
     21,000        Matsushita Electric Industrial Co Ltd .......        217,865
      5,625        Mediaset S.p.A ..............................         34,967
      1,237        Michelin (C.G.D.E.) (B Shs) .................         34,744
      4,000        Mitsubishi Rayon Co Ltd .....................          9,693
      3,000        Mitsukoshi Ltd ..............................          8,921
        609      * Modern Times Group AB (B Shs) ...............          5,221
        300        Namco Ltd ...................................          5,372
     29,246        News Corp Ltd ...............................        139,693
      2,931        Next plc ....................................         42,820
      2,000        NGK Insulators Ltd ..........................         13,471
        889      * NH Hoteles S.A ..............................          7,820
        900        Nintendo Co Ltd .............................        105,347
     22,000        Nissan Motor Co Ltd .........................        163,364
      1,000        Nisshinbo Industries, Inc ...................          4,690
        400        Oriental Land Co Ltd ........................         25,563
      1,000        Overseas Union Enterprises Ltd ..............          3,095
      6,350        P & O Princess Cruises plc ..................         44,538
        200        Paris Miki, Inc .............................          3,590
      7,604        Pearson plc .................................         60,926
      1,512        Peugeot Citroen S.A .........................         55,902
        617        Pinault-Printemps-Redoute S.A ...............         39,026
      1,400        Pioneer Corp ................................         23,172
      9,430        Pirelli S.p.A ...............................          7,959
        515      * Pt Multimedia Servicos de Telecomunicacoes
                     e Multimedia SGPS S.A .....................          3,079
        971        Publicis Groupe S.A .........................         18,329
      1,815        Publishing & Broadcasting Ltd ...............          7,732
      5,383        Rank Group plc ..............................         22,602
      5,858        Reed Elsevier NV ............................         69,995
     11,888        Reed Elsevier plc ...........................        102,168
      1,481        Renault S.A .................................         63,801
     13,540        Reuters Group plc ...........................         48,122
        200        Saizeriya Co Ltd ............................          2,970
        400        Sanrio Co Ltd ...............................          2,941
     14,000        Sanyo Electric Co Ltd .......................         47,380
        548        Schibsted ASA ...............................          5,250
     46,058      * Seat-Pagine Gialle S.p.A ....................         26,720
        900      * Sega Corp ...................................         16,819
      1,000      * Seiyu Ltd ...................................          3,491
      3,000        Seven-Eleven Japan Co Ltd ...................        101,528
      8,000        Sharp Corp ..................................         76,819
        400        Shimachu Co Ltd .............................          6,479
        100        Shimamura Co Ltd ............................          6,243
        600        Shimano, Inc ................................          9,098
     15,582        Signet Group plc ............................         20,216
      3,000        Singapore Press Holdings Ltd ................         32,071
      7,972        Six Continents plc ..........................         74,343
      1,600        Sky City Entertainment Group ................          5,403
        700        Skylark Co Ltd ..............................         15,985
      1,170        Societe Television Francaise 1 (T.F.1) ......         24,849
        863        Sodexho Alliance S.A ........................         16,777
        674        Sol Melia S.A ...............................          2,678
      8,600        Sony Corp ...................................        360,981
      3,297        TABCORP Holdings Ltd ........................         21,051
      2,000        Takashimaya Co Ltd ..........................         11,122
      7,000        Teijin Ltd ..................................         18,630
      1,506        Telefonica Publicidad e Informacion S.A .....          4,093
      3,000        Television Broadcasts Ltd ...................          9,231
      1,500        Toho Co Ltd .................................         15,648
     11,000        Toray Industries, Inc .......................         26,745
      5,000        Toyobo Co Ltd ...............................          7,270
        400        Toyoda Gosei Co Ltd .........................          6,034
     23,100        Toyota Motor Corp ...........................        593,913
      1,241        TUI AG ......................................         19,072
      3,416        United Business Media plc ...................         11,550
      1,000        UNY Co Ltd ..................................          9,857
        765        Valeo S.A ...................................         21,948
         36        Valora Holding AG ...........................          6,598
      8,259        Vivendi Universal S.A .......................         92,643
      2,108        VNU NV ......................................         48,979
      2,726        Volkswagen AG ...............................         99,143
      2,860        Volvo AB (B Shs) ............................         41,485
      1,000        Warehouse Group Ltd .........................          3,353
      2,703        Whitbread plc ...............................         21,891
      2,545        Wolters Kluwer NV ...........................         46,029
      9,756        Woolworths Ltd ..............................         65,207
        300        World Co Ltd ................................          7,023
     10,694        WPP Group plc ...............................         71,726
        200        Yamada Denki Co Ltd .........................          5,109
        400      * Yamada Denki Co Ltd (New) ...................          9,857
      1,000        Yamaha Motor Co Ltd .........................          8,050
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                            5,892,093
                                                                   ------------
 CONSUMER NON-CYCLICAL--9.99%
        300        Aderans Co Ltd ..............................          5,791
        390        Adidas-Salomon AG ...........................         25,824
        999        AGFA Gevaert NV .............................         18,413
      5,000        Ajinomoto Co, Inc ...........................         52,941
      2,628        Altadis S.A .................................         58,698
        100        Ariake Japan Co Ltd .........................          2,949
      3,000        Asahi Breweries Ltd .........................         19,320
        262        Beiersdorf AG ...............................         25,376
      8,183        Boots Co plc ................................         68,010
     15,113        British American Tobacco plc ................        154,246
      1,464        BRL Hardy Ltd ...............................          6,205
      4,238        Bunzl plc ...................................         29,391
     18,980        Cadbury Schweppes plc .......................        126,854
        239        Carlsberg a/s (A Shs) .......................         11,289
      4,865        Carrefour S.A ...............................        195,208
        275        Casino Guichard-Perrachon ...................         18,019
      3,776        Coca-Cola Amatil Ltd ........................         12,106
        860        Coca-Cola Hellenic Bottling Co S.A ..........         12,528
        400        Coca-Cola West Japan Co Ltd .................          6,933
        135        Colruyt S.A .................................          6,404
      4,800        Compagnie Financiere Richemont AG.
                     (Units) (A Shs) ...........................         71,192
        541        Danisco a/s .................................         18,860
        711        Delhaize Group ..............................         11,538
     30,088        Diageo plc ..................................        373,326
      2,847        Electrolux AB Series B ......................         42,985
        917        Essilor International S.A ...................         37,193
     19,598        Foster's Group Ltd ..........................         49,094
      1,000        Fraser & Neave Ltd ..........................          4,332
         60        Givaudan S.A. (Regd) ........................         26,880
     10,611        Goodman Fielder Ltd .........................          9,399
      1,163        Groupe Danone ...............................        140,226
      1,775        Heineken NV .................................         69,661
      6,719        Imperial Tobacco Group plc ..................        106,191
      1,387        Interbrew S.A ...............................         32,871
        200        ITO EN Ltd ..................................          7,130
          7        Japan Tobacco, Inc ..........................         44,160

                       SEE NOTES TO FINANCIAL STATEMENTS

96  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

Statement of
Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------


   SHARES                                                              VALUE
   ------                                                              -----
CONSUMER NON-CYCLICAL--(CONTINUED)
        269      * Jeronimo Martins SGPS S.A ...................   $      1,555
      5,000        Kao Corp ....................................        110,276
        400        Katokichi Co Ltd ............................          6,309
      1,082        Kerry Group (Class A) .......................         14,008
      1,000        Kikkoman Corp ...............................          6,440
      6,000        Kirin Brewery Co Ltd ........................         35,485
     14,000        Li & Fung Ltd ...............................         13,283
      3,086        L'Oreal S.A .................................        222,642
      1,238        Luxottica Group S.p.A .......................         16,175
      2,000        Meiji Dairies Corp ..........................          6,210
      3,000        Meiji Seika Kaisha Ltd ......................          8,674
      1,343        Metro AG ....................................         23,360
      3,642        Nestle S.A. (Regd) ..........................        796,039
      2,000        Nichirei Corp ...............................          6,752
      1,000        Nippon Meat Packers, Inc ....................          8,009
      1,000        Nisshin Seifun Group, Inc ...................          7,434
        800        Nissin Food Products Co Ltd .................         16,166
      1,370        Numico NV ...................................         14,596
      1,846        Orkla ASA ...................................         29,518
        140        Papastratos Cigarette Co ....................          2,313
      3,592        Parmalat Finanziaria S.p.A ..................          9,833
        401        Pernod-Ricard ...............................         36,064
        900        QP Corp .....................................          7,644
      4,980        Reckitt Benckiser plc .......................         93,979
      5,903        Royal Ahold NV ..............................         69,949
      7,399        SABMiller plc ...............................         50,731
      9,773        Safeway plc .................................         32,044
     13,431        Sainsbury (J) plc ...........................         59,140
      2,000        Sapporo Breweries Ltd .......................          4,403
      7,089        Scottish & Newcastle plc ....................         62,430
      3,000        Shiseido Co Ltd .............................         35,806
      1,000      * Snow Brand Milk Products Co .................          1,651
        366        Societe BIC S.A .............................         12,118
      9,579      * Sonae SPGS S.A ..............................          3,787
      5,999        Southcorp Ltd ...............................         17,864
      3,253        Swedish Match AB ............................         24,558
      1,000        Takara Holdings, Inc ........................          5,298
      3,745        Tate & Lyle plc .............................         21,791
     64,708        Tesco plc ...................................        209,371
      2,009        The Swatch Group AG. (Regd) .................         30,206
      5,203        Unilever NV (Cert) ..........................        308,013
     25,561        Unilever plc ................................        231,938
        200        Wella AG ....................................          8,855
      1,000        Yakult Honsha Co Ltd ........................         10,818
      1,000        Yamazaki Baking Co Ltd ......................          5,586
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                        4,600,664
                                                                   ------------
 ENERGY--10.29%
     32,500        BG Group plc ................................        127,390
    204,586        BP plc ......................................      1,367,360
     39,011        Centrica plc ................................        101,685
     25,639        ENI S.p.A ...................................        351,705
      3,014        Fortum Oyj ..................................         17,217
      2,037        Gas Natural SDG S.A .........................         34,526
        825        Hellenic Petroleum S.A ......................          4,876
     35,000        Hong Kong & China Gas Co Ltd ................         46,893
        263        IHC Caland NV ...............................         11,956
      1,716        Italgas S.p.A ...............................         17,095
     32,385        Lattice Group plc ...........................         87,215
      4,000        Nippon Mining Holdings, Inc .................          8,970
     13,000        Nippon Oil Corp .............................         55,955
      1,356        Norsk Hydro ASA .............................         51,050
        125        OMV AG ......................................         10,550
      5,681        Origin Energy Ltd ...........................         10,928
     19,000        Osaka Gas Co Ltd ............................         46,353
      8,392        Repsol YPF S.A ..............................         99,443
     19,379        Royal Dutch Petroleum Co ....................        782,370
      5,725        Santos Ltd ..................................         18,946
     88,439        Shell Transport & Trading Co plc ............        527,110
      1,000        Showa Shell Sekiyu KK .......................          5,906
        321        Smedvig a/s (A Shs) .........................          1,421
      7,113        Snam Rete Gas ...............................         21,160
      4,060        Statoil ASA .................................         30,953
        213        Technip-Coflexip S.A ........................         13,999
      1,000        Teikoku Oil Co Ltd ..........................          3,984
     24,000        Tokyo Gas Co Ltd ............................         70,182
      2,000        TonenGeneral Sekiyu KK ......................         12,781
      5,813        Total Fina Elf S.A ..........................        765,232
      4,345        Woodside Petroleum Ltd ......................         29,277
                                                                   ------------
                   TOTAL ENERGY                                       4,734,488
                                                                   ------------
 FINANCIAL SERVICES--24.80%
      5,646        3i Group plc ................................         38,268
      3,000        77 Bank Ltd .................................         10,498
     12,643        ABN Amro Holding NV .........................        138,445
        700        Acom Co Ltd .................................         29,555
      8,464        Aegon NV ....................................         79,467
        100        Aeon Credit Service Co Ltd ..................          5,249
        400        Aiful Corp ..................................         23,098
      4,230        Alleanza Assicurazioni S.p.A ................         25,794
      3,000        Allgreen Properties Ltd .....................          1,620
      1,713        Allianz AG. (Regd) ..........................        147,457
      8,272        Allied Irish Banks plc ......................         98,920
      1,412        Alpha Bank S.A ..............................         16,746
      4,821        AMP Diversified Property Trust ..............          6,576
     10,582        AMP Ltd .....................................         67,278
      5,864      * Amvescap plc ................................         27,757
      7,000        Ashikaga Bank Ltd ...........................          8,165
      9,354        Assicurazioni Generali S.p.A ................        137,189
     13,825        Australia and New Zealand Banking Group Ltd .        132,596
     20,977        Aviva plc ...................................        117,934
     12,617        AXA .........................................        123,821
      2,516        Banca Fideuram S.p.A ........................          9,325
      7,041        Banca Monte dei Paschi di Siena S.p.A .......         14,370
     14,721      * Banca Nazionale Del Lavoro S.p.A ............         16,076
      3,342      * Banca Popolare di Milano ....................         10,503
     27,796        Banco Bilbao Vizcaya Argentaria S.A .........        207,679
     14,113        Banco Comercial Portugues S.A. (Regd) .......         29,988
        807        Banco Espirito Santo S.A. (Regd) ............          8,295
     39,358        Banco Santander Central Hispano S.A .........        201,100
     13,200        Bank Of East Asia Ltd .......................         23,186
      4,000        Bank Of Fukuoka Ltd .........................         15,377
      9,321        Bank Of Ireland (London) ....................         91,567
      8,000        Bank Of Yokohama Ltd ........................         34,697
     61,303        Barclays plc ................................        358,145
      3,140      * Bayerische Hypo-und Vereinsbank AG ..........         41,429
     14,692        Bipop-Carire S.p.A ..........................          5,605
      7,267      * BNP Paribas .................................        236,861
     25,000        BOC Hong Kong Holdings Ltd ..................         25,001
      3,089        BPI-SGPS S.A. (Regd) ........................          6,106
      4,727        British Land Co plc .........................         32,708
     11,048        BT Office Trust .............................          8,525
      4,436      * Canary Wharf Group plc ......................         22,358
     10,000        CapitaLand Ltd ..............................          6,864
     11,277        Capitalia S.p.A .............................         11,078
     14,000        Cheung Kong Holdings Ltd ....................         88,312
      6,000        Chiba Bank Ltd ..............................         20,798
      4,000        City Developments Ltd .......................         10,578
      1,221        Close Brothers Group plc ....................          9,380
      5,088        Colonial First State Property Trust Group ...          6,691
        648        Commercial Bank Of Greece ...................         11,989

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  97

Statement of
Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(CONTINUED)
     11,626        Commonwealth Bank Of Australia ..............   $    190,412
        713        Corporacion Mapfre S.A ......................          4,017
      1,100        Credit Saison Co Ltd ........................         24,170
      9,369        Credit Suisse Group .........................        183,793
     11,000        Daiwa Securities Group, Inc .................         60,719
      5,090        Danske Bank a/s .............................         77,207
     10,000        DBS Group Holdings Ltd ......................         63,017
      5,122        Deutsche Bank AG. (Regd) ....................        234,374
        554        Deutsche Boerse AG ..........................         18,123
     10,747        Deutsche Office Trust .......................          6,658
      5,981        Dexia .......................................         53,909
      3,575        DnB Holding ASA .............................         15,630
        838        Drott AB (B Shs) ............................          6,868
      1,432        EFG Eurobank Ergasias S.A ...................         16,983
        239        Erste Bank Der Oesterreichischen
                     Sparkassen AG .............................         14,881
      9,120        Fortis ......................................        128,349
     17,778        General Property Trust ......................         27,146
        408      * Gjensidige Nor ASA ..........................         12,470
      3,000        Gunma Bank Ltd ..............................         13,184
      2,507        Hammerson plc ...............................         17,840
     11,000        Hang Lung Properties Ltd ....................          9,802
      7,400        Hang Seng Bank Ltd ..........................         77,562
     34,913        HBOS plc ....................................        322,562
      5,000        Henderson Land Development Co Ltd ...........         14,744
      6,000      * Hokuriku Bank Ltd ...........................          8,773
     10,000        Hong Kong Exchanges & Clearing Ltd ..........         12,052
     85,178        HSBC Holdings plc (United Kingdom) ..........        862,643
     15,457        ING Groep NV ................................        214,019
     11,802        Insurance Australia Group Ltd ...............         19,560
     32,496        IntesaBci S.p.A .............................         54,597
      8,428        IntesaBci S.p.A. (Rnc) ......................         10,095
      2,543        Irish Life & Permanent plc ..................         28,777
      8,500        iShares MSCI EAFE Index Fund ................        809,200
      7,000        Joyo Bank Ltd ...............................         19,780
        827        KBC Bancassurance Holding NV ................         26,024
      3,000        Keppel Land Ltd .............................          1,705
      4,831        Land Securities Group Plc ...................         56,219
     47,570        Legal & General Group plc ...................         64,709
     12,368      * Legal & General Group plc Rts ...............          5,349
      3,599        Lend Lease Corp Ltd .........................         19,753
     51,595        Lloyds TSB Group plc ........................        380,944
      1,837        Macquarie Bank Ltd ..........................         22,121
     17,586        Macquarie Infrastructure Group ..............         28,573
      2,415        Man Group plc ...............................         37,750
      3,873        Mediobanca S.p.A ............................         26,373
      1,991        Mediolanum S.p.A ............................          7,694
        344        Metrovacesa S.A .............................          5,814
         17      * Metrovacesa S.A. (New) ......................            287
         14      * Millea Holdings, Inc ........................        112,239
      6,301        Mirvac Group ................................         14,038
      8,000        Mitsubishi Estate Co Ltd ....................         63,939
         34        Mitsubishi Tokyo Financial ..................        251,075
      6,000        Mitsui Fudosan Co Ltd .......................         48,792
     12,000        Mitsui Sumitomo Insurance Co ................         56,284
      4,000        Mitsui Trust Holdings, Inc ..................          9,923
         56        Mizuho Holdings, Inc ........................        131,099
        530        MLP AG ......................................          4,389
        972        Muenchener Rueckver AG. (Regd) ..............         99,137
     14,349        National Australia Bank Ltd .................        261,052
      1,713        National Bank Of Greece S.A .................         26,613
     13,000        New World Development Co Ltd ................          6,667
     12,000        Nikko Cordial Corp ..........................         57,072
     17,000        Nomura Holdings, Inc ........................        223,426
     20,678        Nordea AB (Sweden) ..........................         82,065
        700        ORIX Corp ...................................         41,227
      9,000        Oversea-Chinese Banking Corp Ltd ............         48,613
      4,000        Parkway Holdings Ltd ........................          1,812
      1,090        Piraeus Bank S.A ............................          6,679
        154        Pohjola Group plc (D Shs) ...................          2,146
        800        Promise Co Ltd ..............................         30,820
      2,227        Provident Financial plc .....................         20,838
     18,489        Prudential plc ..............................         98,712
      5,168        QBE Insurance Group Ltd .....................         20,107
      3,243        RAS S.p.A ...................................         38,108
     38,000      * Resona Holdings, Inc ........................         28,405
     13,579        Royal & Sun Alliance Insurance Group plc ....         20,554
     24,961        Royal Bank Of Scotland Group plc ............        471,044
      2,552        Sampo Oyj (A Shs) ...........................         16,772
      7,998        Sanpaolo IMI S.p.A ..........................         44,976
      5,000        Shizuoka Bank Ltd ...........................         33,843
      6,000        Singapore Exchange Ltd ......................          3,882
      1,000        Singapore Land Ltd ..........................          1,789
      8,145        Skandia Forsakrings AB ......................         11,946
      4,337        Skandinaviska Enskilda Banken (A Shs) .......         36,950
      3,769        Slough Estates plc ..........................         18,967
      2,737        Societe Generale (A Shs) ....................        115,394
      7,000        Sompo Japan Insurance, Inc ..................         41,285
      7,741        Stockland Trust Group .......................         19,224
      1,404      * Storebrand ASA ..............................          3,732
     36,000        Sumitomo Mitsui Banking Corp ................        202,266
      3,000        Sumitomo Realty & Development Co Ltd ........         17,250
      8,000        Sumitomo Trust & Banking Co Ltd .............         41,991
     12,000        Sun Hung Kai Properties Ltd .................         70,465
      4,920        Suncorp-Metway Ltd ..........................         31,013
      1,000        Suruga Bank Ltd .............................          4,452
      5,455        Svenska Handelsbanken AB (A Shs) ............         67,949
      2,757        Swiss Reinsurance Co (Regd) .................        155,049
        720        Takefuji Corp ...............................         40,690
        214      * Topdanmark As ...............................          5,140
      1,200        Tower Ltd ...................................          2,139
     11,520        UBS AG. (Regd) ..............................        479,348
         31        UFJ Holdings, Inc ...........................         82,249
        383        Unibail .....................................         21,576
     31,340        UniCredito Italiano S.p.A ...................        113,362
     11,000        United Overseas Bank Ltd ....................         73,651
      2,000        United Overseas Land Ltd ....................          1,789
        984        Vallehermoso S.A ............................          6,856
      3,811        Westfield Holdings Ltd ......................         26,922
     18,656        Westfield Trust (Units) .....................         34,265
     16,255        Westpac Banking Corp ........................        122,337
      3,000        Wing Tai Holdings Ltd .......................          1,004
        783        Zurich Financial Services AG ................         73,081
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          11,418,734
                                                                   ------------
 HEALTH CARE--10.24%
        634        Altana AG ...................................         23,090
      6,450        Amersham plc ................................         54,216
     16,008        AstraZeneca plc (United Kingdom) ............        485,358
      6,166        Aventis S.A .................................        322,974
      1,000        Banyu Pharmaceutical Co Ltd .................         10,555
      2,560      * Celltech Group plc ..........................         12,027
      1,800        Chugai Pharmaceutical Co Ltd ................         15,229
        478        Cochlear Ltd ................................          8,870
        110        Coloplast a/s (B Shs) .......................          7,757
      1,495        CSL Ltd .....................................         17,905
      2,000        Daiichi Pharmaceutical Co Ltd ...............         32,463
      2,300        Eisai Co Ltd ................................         53,088
      3,234      * Elan Corp plc ...............................          6,488
        336        Fresenius Medical Care AG ...................          7,372
      2,000        Fujisawa Pharmaceutical Co Ltd ..............         41,071

                        SEE NOTES TO FINANCIAL STATEMENTS

98  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

Statement of
Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(CONTINUED)
      1,629        Gambro AB (A Shs) ...........................   $      6,483
        876        Gambro AB (B Shs) ...........................          3,401
        228        Gehe AG .....................................          9,385
     55,308        GlaxoSmithKline plc .........................      1,069,821
        650        H. Lundbeck a/s .............................         13,492
        430        Instrumentarium Oyj .........................         10,518
      3,000        Kyowa Hakko Kogyo Co Ltd ....................         14,416
        445        Merck Kgaa ..................................          7,740
        194        * Nobel Biocare Holding Ag ..................          8,453
     25,196        Novartis AG. (Regd) .........................        996,244
      2,536        Novo Nordisk a/s (B Shs) ....................         69,173
        164        Omega Pharma S.A ............................          6,644
        306        Orion-Yhtyma (B Shs) ........................          6,502
      1,267      * Qiagen NV ...................................          5,923
      7,188        Roche Holding AG. (Genusscheine) ............        486,210
      3,000        Sankyo Co Ltd ...............................         38,837
      3,674        Sanofi-Synthelabo S.A .......................        207,149
      1,629        Schering AG .................................         76,311
         64        Serono S.A. (B Shs) .........................         30,627
      2,000        Shionogi & Co Ltd ...........................         21,587
      8,539        Smith & Nephew plc ..........................         51,565
      2,058        Sonic Healthcare Ltd ........................          6,598
         82      * Sulzer Medica AG. (Regd) ....................         12,357
        300        Suzuken Co Ltd ..............................          7,442
         40        Synthes-Stratec, Inc ........................         20,364
      1,000        Taisho Pharmaceutical Co Ltd ................         15,706
      7,000        Takeda Chemical Industries Ltd ..............        282,322
      1,700        Terumo Corp .................................         25,135
        804        UCB S.A .....................................         23,202
        274      * William Demant Holding ......................          5,432
      3,200        Yamanouchi Pharmaceutical Co Ltd ............         70,183
      1,174        Zeltia S.A ..................................          5,627
                                                                   ------------
                   TOTAL HEALTH CARE                                  4,713,312
                                                                   ------------
 OTHER--2.40%
      1,193        Adecco S.A. (Regd) ..........................         40,369
      9,703        Aegis Group plc .............................         10,414
      2,148        Amadeus Global Travel Distribution S.A ......
         QQ        (A Shs) .....................................          9,001
        190        Amer Group plc ..............................          5,070
      2,708        Assa Abloy AB (B Shs) .......................         26,284
      2,100        Auckland International Airport Ltd ..........          4,334
      9,861        BAA plc .....................................         82,034
         30        Bellsystem 24, Inc ..........................          5,190
        600        Benesse Corp ................................          9,384
      6,230        Capita Group plc ............................         19,399
      7,540        Chubb plc ...................................         12,925
        735        DCC plc .....................................          7,097
      3,584        Deutsche Post AG. (Regd) ....................         29,576
      4,016        Electrocomponents plc .......................         15,915
        100        Flughafen Wien AG ...........................          3,143
        200        Fuji Soft ABC, Inc ..........................          3,622
        601        Group 4 Falck a/s ...........................         14,554
      1,012        Hagemeyer NV ................................          7,661
      1,000        Haw Par Corp Ltd ............................          2,239
     15,202        Hays plc ....................................         27,373
        200        Hitachi Software Engineering Co Ltd .........          4,978
     21,000        Hutchison Whampoa Ltd .......................        121,699
        402      * ISS a/s .....................................         12,115
     13,000        Itochu Corp .................................         36,414
        300        Itochu Techno-Science Corp ..................          5,791
      5,000        Keppel Corp Ltd .............................         12,210
         55        Kobenhavns Lufthavne As .....................          3,293
        330        M.J. Maillis S.A ............................          1,676
     11,000        Marubeni Corp ...............................         13,282
        300        Meitec Corp .................................          7,035
     10,000        Mitsubishi Corp .............................         67,192
     11,000        Mitsui & Co Ltd .............................         57,738
          1        NET One Systems Co Ltd ......................         $4,099
        200        Nippon System Development Co Ltd ............          3,458
        692        OCE NV ......................................          4,849
        300        Oracle Corp (Japan) .........................          8,871
        185      * Ostasiatiske Kompagni .......................          3,471
     17,402        Rentokil Initial plc ........................         56,990
      1,500        Secom Co Ltd ................................         60,005
      2,688        Securitas AB (B Shs) ........................         33,337
      3,788        Serco Group plc .............................          8,340
         41        SGS Societe Generale Surveillance
                     Holdings S.A ..............................         10,019
      1,800        Softbank Corp ...............................         17,417
      6,000        Sumitomo Corp ...............................         30,803
      9,000        Swire Pacific Ltd (A Shs) ...................         35,540
      3,681      * Terra Lycos S.A .............................         14,734
        300        TIS, Inc ....................................          4,253
      3,012        TPG NV ......................................         50,486
        100        Trans Cosmos, Inc ...........................          1,692
        993        Vedior NV ...................................          5,790
      3,479        Wesfarmers Ltd ..............................         51,138
     11,000        Wharf Holdings Ltd ..........................         20,943
                                                                   ------------
                   TOTAL OTHER                                        1,105,242
                                                                   ------------
 PRODUCER DURABLES--4.49%
      8,280      * ABB Ltd .....................................         27,371
        600        Advantest Corp ..............................         23,312
      2,510      * Alstom ......................................          9,476
      2,000        Amada Co Ltd ................................          7,557
      1,744        Atlas Copco AB (B Shs) ......................         26,990
      3,719        Balfour Beatty plc ..........................          8,129
      5,000      * Chartered Semiconductor Manufacturing Ltd ...          2,785
      4,000      * Chartered Semiconductor Manufacturing
                     Ltd Rts ...................................             11
      1,000        Daikin Industries Ltd .......................         18,811
      2,000        Ebara Corp ..................................          8,165
      1,000        Fanuc Ltd ...................................         44,685
        231      * FLS Industries a/s (B Shs) ..................          2,705
      4,000        Fuji Electric Co Ltd ........................          9,298
        300        Fuji Machine Manufacturing Co Ltd ...........          2,809
     15,000        Fujitsu Ltd .................................         64,810
     28,000        Hitachi Ltd .................................        140,299
      8,000      * Hitachi Zosen Corp ..........................          3,614
      1,000        Hoya Corp ...................................         62,017
      2,923        IMI plc .....................................         12,043
     32,266        Invensys plc ................................         30,825
     11,000        Ishikawajima-Harima Heavy Industries Co Ltd .         15,089
     11,000      * Kawasaki Heavy Industries Ltd ...............         11,204
        126        KCI Konecranes International ................          2,989
      9,000        Komatsu Ltd .................................         30,236
        312        Kone Oyj (B Shs) ............................          8,171
     11,964        Koninklijke Philips Electronics NV ..........        173,813
      9,000        Kubota Corp .................................         25,801
      4,210      * Kvaerner Industrier ASA (Series A) ..........          2,233
        389      * Logitech International S.A. (Regd) ..........         10,958
        200        Mabuchi Motor Co Ltd ........................         17,661
      1,000        Makita Corp .................................          5,668
        928        Metso Oyj ...................................          8,071
     15,000      * Mitsubishi Electric Corp ....................         48,423
     28,000        Mitsubishi Heavy Industries Ltd .............         76,359
      6,000      * Mitsui Engineering & Shipbuilding Co Ltd ....          7,294
        400        Mori Seiki Co Ltd ...........................          2,395
      2,200        Murata Manufacturing Co Ltd .................        112,403
     13,000      * NEC Corp ....................................         62,683
        172      * NEG Micon a/s ...............................          3,307
      2,000      * Nikon Corp ..................................         15,262
      1,200        Nitto Denko Corp ............................         30,458

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT   TIAA-CREF Institutional Mutual Funds  99

Statement of
Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 PRODUCER DURABLES--(CONTINUED)
      4,000        NSK Ltd .....................................   $     13,011
      3,000        NTN Corp ....................................         10,843
      4,000      * Oki Electric Industry Co Ltd ................          7,229
      1,000        Rohm Co Ltd .................................        117,299
      1,000        Sanden Corp .................................          3,031
      2,020        Sandvik AB ..................................         47,491
         46        Schindler Holding AG. (Pt Cert) .............          8,118
      1,953        Schneider Electric S.A ......................         86,625
      9,000        SembCorp Industries Ltd .....................          4,735
      7,344        Siemens AG ..................................        246,412
     12,000        Singapore Technologies Engineering Ltd ......         11,276
        898        SKF AB (B Shs) ..............................         20,289
        400        SMC Corp ....................................         36,011
      2,000      * ST Assembly Test Services ...................          1,018
      1,000        Stanley Electric Co Ltd .....................         11,212
      4,000      * Sumitomo Heavy Industries Ltd ...............          3,023
      1,000        Taiyo Yuden Co Ltd ..........................         15,278
      1,090        Tandberg ASA ................................         10,663
        900        THK Co Ltd ..................................         11,097
      1,489      * Thomson Multimedia ..........................         23,457
      1,400        Tokyo Electron Ltd ..........................         53,589
      1,666        Tomra Systems ASA ...........................         10,161
     26,000      * Toshiba Corp ................................         79,448
      1,400        Toyota Industries Corp ......................         22,126
      1,000        Ushio, Inc ..................................         10,596
         82        VA Technologie AG ...........................          1,301
        974        Vestas Wind Systems a/s .....................         13,349
        344        Wartsila Oyj (B Shs) ........................          3,726
      1,000        Yokogawa Electric Corp ......................          6,284
                                                                   ------------
                   TOTAL PRODUCER DURABLES                            2,064,888
                                                                   ------------
 TECHNOLOGY--4.26%
     10,907        Alcatel S.A .................................         25,332
      1,000        Alps Electric Co Ltd ........................         11,812
      9,421      * ARM Holdings plc ............................         18,371
      7,000        Asahi Glass Co Ltd ..........................         43,010
      4,171      * ASML Holding NV .............................         25,640
      8,000        Canon, Inc ..................................        261,540
        983        Cap Gemini S.A ..............................         15,738
      2,000        Citizen Watch Co Ltd ........................         10,054
        450        Creative Technology Ltd .....................          2,810
        600        CSK Corp ....................................         19,024
      5,000        Dai Nippon Printing Co Ltd ..................         54,173
      1,000      * Dainippon Screen Manufacturing Co Ltd .......          3,803
        430        Dassault Systemes S.A .......................          6,630
      2,000        Datacraft Asia Ltd ..........................            960
        429      * EDB Business Partner ASA ....................            897
        466      * Epcos AG ....................................          3,293
    141,447      * Ericsson (LM) (B Shs) .......................         51,408
      3,000        Fujikura Ltd ................................          7,023
        100        Fujitsu Support & Service, Inc ..............          1,589
      4,000        Furukawa Electric Co Ltd ....................          9,101
        200        Hirose Electric Co Ltd ......................         14,358
      1,000        Hitachi Cable Ltd ...........................          2,645
      3,173      * Infineon Technologies AG ....................         17,122
        704        Intracom S.A ................................          4,077
     14,000        Johnson Electric Holdings Ltd ...............         14,001
        200        Keyence Corp ................................         33,580
      2,000        Konica Corp .................................         13,028
      1,500        Kyocera Corp ................................        100,419
      3,000        Minebea Co Ltd ..............................         15,204
      5,350        Misys plc ...................................         12,536
        600        Mitsumi Electric Co Ltd .....................          7,072
      1,000        NGK Spark Plug Co Ltd .......................          6,884
        300        Nidec Corp ..................................         15,451
      1,000        Nippon Comsys Corp ..........................          5,282
      3,000        Nippon Sheet Glass Co Ltd ...................          7,590
     43,421        Nokia Oyj ...................................        577,179
         12        NTT Data Corp ...............................         43,075
      2,000        Olympus Optical Co Ltd ......................         29,292
      2,000        Omron Corp ..................................         25,612
      6,000        Ricoh Co Ltd ................................        104,238
     11,211        Sage Group plc ..............................         19,834
      1,873        SAP AG ......................................         83,299
      5,539        STMicroelectronics NV .......................         74,504
      5,000        Sumitomo Electric Industries Ltd ............         28,668
      1,100        TDK Corp ....................................         42,738
        762        Tietoenator Corp ............................          8,947
      5,000        Toppan Printing Co Ltd ......................         44,151
        500      * Trend Micro, Inc ............................         13,143
         90        Unaxis Holding AG. (Regd) ...................          5,239
      2,000        Venture Manufacturing Ltd (Singapore) .......         11,928
      1,000        Yamaha Corp .................................          9,471
                                                                   ------------
                   TOTAL TECHNOLOGY                                   1,962,775
                                                                   ------------
 TRANSPORTATION--1.83%
     18,176      * Alitalia S.p.A ..............................          3,862
      4,000      * All Nippon Airways Co Ltd ...................          9,496
      2,967        Associated British Ports Holdings plc .......         19,084
        569        Attica Enterprise Holding S.A ...............          1,636
        357        Bergesen DY a/s (B Shs) .....................          5,010
      9,021        Brambles Industries Ltd .....................         31,618
      6,657        Brambles Industries plc .....................         21,670
      4,674      * British Airways plc .........................          7,056
      9,000        Cathay Pacific Airways Ltd ..................         12,174
          9        Central Japan Railway Co ....................         57,146
          2        Dampskibsselskabet Af 1912 (B Shs) ..........         11,230
          2        Dampskibsselskabet Svendborg (B Shs) ........         14,583
      1,762      * Deutsche Lufthansa AG. (Regd) ...............         16,195
        181        DSV, DE Sammensluttede Vognmaend a/s ........          3,998
         32        East Japan Railway Co .......................        149,301
      2,704        Exel plc ....................................         26,747
      3,921        Firstgroup plc ..............................         15,030
        419      * Frontline Ltd ...............................          1,611
      3,889        Iberia ......................................          4,766
      5,000        Japan Airlines Co Ltd .......................         12,116
      1,000        Kamigumi Co Ltd .............................          4,567
      4,000        Kawasaki Kisen Kaisha Ltd ...................          5,586
      3,000        Keihin Electric Express Railway Co Ltd ......         14,046
      5,000        Keio Electric Railway Co Ltd ................         27,435
     14,000      * Kinki Nippon Railway Co Ltd .................         38,065
      7,710        Mayne Group Ltd .............................         14,706
      1,000        Mitsubishi Logistics Corp ...................          6,300
      7,000        Mitsui O.S.K. Lines Ltd .....................         13,282
     12,500        MTR Corp ....................................         14,264
      8,000      * Neptune Orient Lines Ltd ....................          2,768
      7,000        Nippon Express Co Ltd .......................         31,567
      9,000        Nippon Yusen Kabushiki Kaisha ...............         29,645
      6,286        Peninsular And Oriental Steam Navigation Co .         16,780
        700      * Ryanair Holdings plc (Spon ADR) .............         23,723
        688      * SAS AB ......................................          3,895
      1,000        Seino Transportation Co Ltd .................          6,284
      2,000        SembCorp Logistics Ltd ......................          1,891
      5,000        Singapore Airlines Ltd ......................         27,007
      8,000        SMRT Corp Ltd ...............................          2,678
      7,000        Tobu Railway Co Ltd .........................         18,227
      9,000        Tokyu Corp ..................................         33,194
         10        West Japan Railway Co .......................         36,471
      3,000        Yamato Transport Co Ltd .....................         45,096
                                                                   ------------
                   TOTAL TRANSPORTATION                                 841,806
                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

100  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

Statement of
Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
UTILITIES--10.79%
        944        ACEA S.p.A ..................................   $      4,152
        559        Aguas de Barcelona S.A ......................          4,867
      3,915        Australian Gas Light Co Ltd .................         20,849
      1,106        Autopistas Concesionaria Espanola S.A .......         12,570
      7,557        Autostrade-Concessioni e Costruzioni
                     Autostrade S.p.A ..........................         58,479
      2,569        AWG plc .....................................         16,362
    801,528        AWG plc (Regd) ..............................          1,134
      1,575        Bouygues S.A ................................         40,471
      2,534        Brisa-Auto Estradas de Portugal S.A .........         12,522
     80,293        BT Group plc ................................        207,712
     20,987        Cable & Wireless plc ........................         38,120
      6,100        Chubu Electric Power Co, Inc ................        102,719
     17,500        CLP Holdings Ltd ............................         72,696
      2,500        Contact Energy Ltd ..........................          4,432
     19,222        Deutsche Telekom AG. (Regd) .................        162,425
      5,385        E.ON AG .....................................        253,859
        275        Electrabel S.A ..............................         64,956
     17,509        Electricidade de Portugal S.A ...............         26,129
      8,351        Endesa S.A ..................................         75,518
     19,627        Enel S.p.A ..................................         94,853
      3,863        France Telecom S.A ..........................         26,496
      2,016      * GN Store Nord ...............................          5,794
      3,074        Hellenic Telecommunications Organization S.A.          34,694
     13,500        Hong Kong Electric Holdings Ltd .............         57,118
      7,009        Iberdrola S.A ...............................         90,744
     10,620      * International Power plc .....................         14,029
      6,600        Kansai Electric Power Co, Inc ...............         92,705
      3,615        Kelda Group plc .............................         21,233
     15,878      * KPN NV ......................................         82,384
      3,000        Kyushu Electric Power Co, Inc ...............         40,660
     16,348        National Grid Group Plc .....................        116,075
         53        Nippon Telegraph & Telephone Corp ...........        176,318
        173        NTT Docomo, Inc .............................        295,580
         43        Oesterreichische Elektrizitaetswirtschafts
                     AG. (A Shs) ...............................          3,030
     90,000      * Pacific Century CyberWorks Ltd ..............         12,808
      8,761        Portugal Telecom SGPS S.A. (Regd) ...........         39,396
        429        Public Power Corp ...........................          5,978
      3,643        RWE AG ......................................        108,011
      7,927        Scottish & Southern Energy plc ..............         85,392
     17,141        Scottish Power plc ..........................         92,931
      3,182        Severn Trent plc ............................         29,824
     62,000        Singapore Telecommunications Ltd ............         48,140
      5,106      * Sonera Oyj ..................................         18,923
      7,472        Suez S.A ....................................        117,562
        244        Swisscom AG. (Regd) .........................         67,824
      1,214        TDC a/s .....................................         26,330
        822      * Tele2 AB (B Shs) ............................         12,234
     14,100        Telecom Corp Of New Zealand Ltd .............         32,535
     34,545        Telecom Italia S.p.A ........................        246,155
     42,245      * Telefonica S.A ..............................        314,800
      1,155      * Telekom Austria AG ..........................          8,904
      4,228        Telenor ASA .................................         12,894
      8,393        Telia AB ....................................         21,090
     20,534        Telstra Corp Ltd ............................         52,923
     34,848        TIM S.p.A ...................................        135,695
      1,450      * Tiscali S.p.A ...............................          5,732
      4,200        Tohoku Electric Power Co, Inc ...............         56,338
     11,300        Tokyo Electric Power Co, Inc ................        204,205
      2,109        Union Fenosa S.A ............................         27,096
      5,138        United Utilities plc ........................         47,470
    620,000        Vodafone Group plc ..........................        794,634
      1,526        Vodafone-Panafon S.A ........................          6,847
                                                                   ------------
                   TOTAL UTILITIES                                    4,964,356
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $49,959,839)                              45,844,638
                                                                   ------------
                   TOTAL PORTFOLIO--99.73%
                     (COST $49,999,213)                              45,912,153
                   OTHER ASSETS & LIABILITIES, NET--0.27%               123,359
                                                                   ------------
                   NET ASSETS--100.00%                             $ 46,035,512
                                                                   ============

----------
*  Non-income producing

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $50,001,476. Net unrealized depreciation of portfolio investments aggregated $4,089,323 of which $466,248 related to appreciated portfolio investments and $4,555,571 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  101

Statement
of Investments - INSTITUTIONAL REAL ESTATE SECURITIES FUND - September 30, 2002
--------------------------------------------------------------------------------

   SHARES/
  PRINCIPAL                                                            VALUE
  ---------                                                            -----
COMMON STOCK--81.61%
 CONSUMER CYCLICAL--0.90%
     15,400        Hilton Hotels Corp ..........................   $    175,252
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                              175,252
                                                                   ------------
 FINANCIAL SERVICES--80.71%
     13,000        AMB Property Corp ...........................        375,700
     14,000        American Land Lease, Inc ....................        200,900
     17,800        Apartment Investment & Management Co
                     (Class A) .................................        691,530
     22,200        Archstone-Smith Trust .......................        530,136
      8,400        AvalonBay Communities, Inc ..................        351,120
     24,800        Boston Properties, Inc ......................        922,560
     14,000        CarrAmerica Realty Corp .....................        352,380
      6,700        Chateau Communities, Inc ....................        176,947
     13,700        Corporate Office Properties Trust ...........        185,635
     16,100        Cousins Properties, Inc .....................        370,300
     22,200        Duke Realty Corp ............................        546,564
     41,200        Equity Office Properties Trust ..............      1,063,784
     27,900        Equity Residential ..........................        667,926
     15,700      * Fairmont Hotels & Resorts ...................        373,660
     14,000        Federal Realty Investment Trust .............        378,000
     11,400        General Growth Properties, Inc ..............        587,100
     11,200        Home Properties Of New York, Inc ............        364,000
     38,300      * Host Marriott Corp ..........................        355,424
     15,700        IRT Property Co .............................        184,475
     19,700        iStar Financial, Inc ........................        550,024
     12,100        Kimco Realty Corp ...........................        376,310
     22,900        Lexington Corporate Properties Trust ........        368,690
      5,400        Macerich Co .................................        167,292
     11,600        Manufactured Home Communities, Inc ..........        369,808
     16,000        Mission West Properties, Inc ................        177,280
     30,600        Prologis ....................................        762,246
     11,000        PS Business Parks, Inc ......................        374,000
     11,800        Public Storage, Inc .........................        376,420
      9,700        Ramco-Gershenson Properties .................        190,702
     21,700        Simon Property Group, Inc ...................        775,341
     11,700        SL Green Realty Corp ........................        359,658
     12,400        Sovran Self Storage, Inc ....................        377,208
     13,300        St. Joe Co ..................................        367,080
     14,000        Starwood Hotels & Resorts Worldwide, Inc ....        312,200
     10,200        Sun Communities, Inc ........................        374,340
     18,600        Vornado Realty Trust ........................        733,720
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          15,690,460
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $16,469,960)                              15,865,712
                                                                   ------------
SHORT TERM INVESTMENT--5.40%
U.S. GOVERNMENT AND AGENCY--5.40%

$1,050,000         Federal Home Loan Bank (FHLB)
                     1.450%, 10/01/2002                               1,050,000
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENT
                     (COST $1,050,000)                                1,050,000
                                                                   ------------
                   TOTAL PORTFOLIO--87.01%
                     (COST $17,519,960)                              16,915,712
                   OTHER ASSETS & LIABILITIES, NET--12.99%            2,524,919
                                                                   ------------
                   NET ASSETS--100.00%                             $ 19,440,631
                                                                   ============

----------
*  Non-income producing

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $17,540,617. Net unrealized depreciation of portfolio investments aggregated $624,905 of which $46,887 related to appreciated portfolio investments and $671,792 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                        SEE NOTES TO FINANCIAL STATEMENTS

102  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

 Statement
 of Investments - INSTITUTIONAL INFLATION-LINKED BOND FUND - September 30, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                                            VALUE
  ---------                                                            -----
GOVERNMENT BONDS--99.23%
 U.S. TREASURY SECURITIES--99.23%
                 U.S. Treasury Bond
  $  862,104       3.375%, 1/15/12 .............................   $    953,568
     710,227       3.375%, 4/15/32 .............................        826,748
                 U.S. Treasury Inflation Indexed Bond
   2,537,114     k 3.375%, 1/15/07 .............................      2,763,473
   2,619,663     k 3.625%, 1/15/08 .............................      2,889,815
   2,525,699     k 3.875%, 1/15/09 .............................      2,839,833
   1,252,037     k 3.000%, 7/15/12 .............................      1,347,505
   2,616,655     k 3.625%, 4/15/28 .............................      3,079,883
   3,012,625     k 3.875%, 4/15/29 .............................      3,706,469
                 U.S. Treasury Note
   1,712,672       4.250%, 1/15/10 .............................      1,973,589
   1,552,125       3.500%, 1/15/11 .............................      1,720,434
                                                                   ------------
                   TOTAL U.S. TREASURY SECURITIES                    22,101,317
                                                                   ------------
                   TOTAL GOVERNMENT BONDS
                     (COST $21,840,750)                              22,101,317
                                                                   ------------
                   TOTAL PORTFOLIO--99.23%
                     (COST $21,840,750)                              22,101,317
                   OTHER ASSETS & LIABILITIES, NET--0.77%               171,760
                                                                   ------------
                   NET ASSETS--100.00%                             $ 22,273,077
                                                                   ============

----------
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $21,840,750. Net unrealized appreciation of portfolio investments aggregated $260,567 of which $260,567 related to appreciated portfolio investments and $0 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  103

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------
September 30, 2002

                                                   LARGE-CAP      MID-CAP       MID-CAP      SMALL-CAP     LARGE-CAP      LARGE-CAP
                                                     VALUE        GROWTH         VALUE        EQUITY     GROWTH INDEX    VALUE INDEX
                                                     FUND          FUND          FUND          FUND          FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

  Investments, at cost                            $19,635,656   $ 9,952,400   $ 9,924,069   $19,774,158   $64,685,534   $59,801,830
  Net unrealized appreciation (depreciation)
    of investments                                 (1,357,026)     (789,293)     (923,001)   (1,284,846)   (4,687,185)   (4,505,281)
-----------------------------------------------------------------------------------------------------------------------------------
  Investments, at value                            18,278,630     9,163,107     9,001,068    18,489,312    59,998,349    55,296,549
  Cash                                                 69,386            --        24,740       213,326       364,180       229,023
  Receivable from securities transactions           2,864,242       171,752       319,803     1,644,774            --            --
  Dividends and interest receivable                    11,018           738         7,963        22,761        60,512        65,953
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                   21,223,276     9,335,597     9,353,574    20,370,173    60,423,041    55,591,525
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

  Accrued expenses                                      6,316         3,135         3,096         4,287         3,825         3,510
  Due to custodian                                         --        97,934            --            --            --            --
  Payable for securities transactions               2,899,103        25,036       317,674     1,829,356        28,501         7,128
  Income distribution payable                              --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                               2,905,419       126,105       320,770     1,833,643        32,326        10,638
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                        $18,317,857   $ 9,209,492   $ 9,032,804   $18,536,530   $60,390,715   $55,580,887
===================================================================================================================================

NET ASSETS CONSIST OF:

  Paid in capital                                 $20,000,197   $10,000,197   $10,000,197   $20,000,197   $65,000,147   $60,000,147
  Accumulated undistributed net investment income      17,930         1,614        10,929        30,298        77,753        86,021
  Accumulated undistributed net realized gain (loss)
    on investments                                   (343,244)       (3,026)      (55,321)     (209,119)           --            --
  Accumulated net unrealized appreciation
    (depreciation) on investments                  (1,357,026)     (789,293)     (923,001)   (1,284,846)   (4,687,185)   (4,505,281)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                        $18,317,857   $ 9,209,492   $ 9,032,804   $18,536,530   $60,390,715   $55,580,887
===================================================================================================================================

RETIREMENT CLASS:

  Net Assets                                      $    91,662   $    92,167   $    90,401   $    92,749   $    92,962   $    92,688
  Shares outstanding (unlimited authorized;
    $.0001 par value)                                  10,008        10,008        10,008        10,008        10,008        10,008
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                               $9.16         $9.21         $9.03         $9.27         $9.29         $9.26
===================================================================================================================================

INSTITUTIONAL CLASS:

  Net Assets                                      $    91,682   $    92,188   $    90,420   $    92,769   $60,297,753   $55,488,199
  Shares outstanding (unlimited authorized;
    $.0001 par value)                                  10,008        10,008        10,008        10,008     6,490,008     5,990,008
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                               $9.16         $9.21         $9.03         $9.27         $9.29         $9.26
===================================================================================================================================

RETAIL CLASS:

  Net Assets                                      $18,134,513   $ 9,025,137   $ 8,851,983   $18,351,012            --            --
  Shares outstanding (unlimited authorized;
    $.0001 par value)                               1,980,005       980,005       980,005     1,980,005            --            --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                               $9.16         $9.21         $9.03         $9.27            --            --
===================================================================================================================================

                                               See notes to financial statements

104     TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

                                                                                              STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------


  S&P 500       MID-CAP      MID-CAP      MID-CAP     SMALL-CAP    SMALL-CAP    SMALL-CAP  INTERNATIONAL REAL ESTATE  INFLATION-
   INDEX     GROWTH INDEX  VALUE INDEX  BLEND INDEX GROWTH INDEX  VALUE INDEX  BLEND INDEX EQUITY INDEX  SECURITIES   LINKED BOND
   FUND          FUND         FUND         FUND         FUND         FUND         FUND         FUND         FUND         FUND
----------------------------------------------------------------------------------------------------------------------------------


$44,914,084   $23,948,634  $23,928,040  $26,965,616  $48,940,556  $43,961,458  $41,960,630  $49,999,213  $17,519,960  $21,840,750

 (3,098,182)   (1,571,487)  (1,701,014)  (1,687,317)  (3,386,113)  (3,183,001)  (2,977,733)  (4,087,060)    (604,248)     260,567
 --------------------------------------------------------------------------------------------------------------------------------
 41,815,902    22,377,147   22,227,026   25,278,299   45,554,443   40,778,457   38,982,897   45,912,153   16,915,712   22,101,317
    299,345        94,195       97,192      128,046      419,612      465,726      349,986       62,612       29,090        3,232
         --            --           --           --        7,944           --        5,725        5,901    2,451,604           --
     45,534        28,497       18,318       13,564       32,662       73,730       48,365       60,233       93,745      208,848
 --------------------------------------------------------------------------------------------------------------------------------
 42,160,781    22,499,839   22,342,536   25,419,909   46,014,661   41,317,913   39,386,973   46,040,899   19,490,151   22,313,397
 --------------------------------------------------------------------------------------------------------------------------------



      2,660         1,410        1,409        1,589        2,838        2,548        2,434        5,387        6,580        4,883
         --            --           --           --           --           --           --           --           --           --
    197,885        52,515        9,128       75,592      346,850      403,056      294,780           --           --           --
         --            --           --           --           --           --           --           --       42,940       35,437
 --------------------------------------------------------------------------------------------------------------------------------
    200,545        53,925       10,537       77,181      349,688      405,604      297,214        5,387       49,520       40,320
 --------------------------------------------------------------------------------------------------------------------------------
$41,960,236   $22,445,914  $22,331,999  $25,342,728  $45,664,973  $40,912,309  $39,089,759  $46,035,512  $19,440,631  $22,273,077
 ================================================================================================================================



$45,000,147   $24,000,147  $24,000,147  $27,000,147  $49,000,147  $44,000,147  $42,000,147  $50,000,147  $20,000,197  $22,000,175
     58,271        17,254       32,866       29,898       51,765       95,163       68,597      126,020       56,922       12,335

         --            --           --           --         (826)          --       (1,252)      (3,595)     (12,240)          --

 (3,098,182)   (1,571,487)  (1,701,014)  (1,687,317)  (3,386,113)  (3,183,001)  (2,977,733)  (4,087,060)    (604,248)     260,567
 --------------------------------------------------------------------------------------------------------------------------------
$41,960,236   $22,445,914  $22,331,999  $25,342,728  $45,664,973  $40,912,309  $39,089,759  $46,035,512  $19,440,631  $22,273,077
 ================================================================================================================================



    $93,298       $93,579      $93,104      $93,916      $93,250      $93,038      $93,126      $92,127      $97,276           --

     10,008        10,008       10,008       10,008       10,008       10,008       10,008       10,008       10,008           --
 --------------------------------------------------------------------------------------------------------------------------------
      $9.32         $9.35        $9.30        $9.38        $9.32        $9.30        $9.31        $9.21        $9.72           --
 ================================================================================================================================



$41,866,938   $22,352,335  $22,238,895  $25,248,812  $45,571,723  $40,819,271  $38,996,633  $45,943,385      $97,276     $101,316

  4,490,008     2,390,008    2,390,008    2,690,008    4,890,008    4,390,008    4,190,008    4,990,008       10,008       10,007
 --------------------------------------------------------------------------------------------------------------------------------
      $9.32         $9.35        $9.30        $9.39        $9.32        $9.30        $9.31        $9.21        $9.72       $10.12
 ================================================================================================================================



         --            --           --           --           --           --           --           --  $19,246,079  $22,171,761

         --            --           --           --           --           --           --           --    1,980,005    2,190,010
---------------------------------------------------------------------------------------------------------------------------------
         --            --           --           --           --           --           --           --        $9.72       $10.12
=================================================================================================================================

See notes to financial statements

                   2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  105

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
For the Period September 4, 2002 (commencement of operations) to September 30, 2002

                                                    LARGE-CAP     MID-CAP       MID-CAP      SMALL-CAP      LARGE-CAP     LARGE-CAP
                                                      VALUE       GROWTH         VALUE        EQUITY      GROWTH INDEX   VALUE INDEX
                                                      FUND         FUND          FUND          FUND           FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Interest                                        $    10,838   $     3,572   $     5,059   $     8,528   $    17,599   $    16,283
  Dividends                                            13,405         1,174         8,963        26,054        63,976        73,245
  Foreign taxes withheld                                   --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Total income                                       24,243         4,746        14,022        34,582        81,575        89,528
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

  Investment management fees                            1,152           574           567         1,144         1,902         1,745
  Distribution fees--Retirement Class                       3             3             3             3             3             3
  Service Agreement Fees--Retirement Class                 21            22            20            21            20            19
  Service Agreement Fees--Institutional Class               3             3             3             3           949           871
  Service Agreement Fees--Retail Class                  4,706         2,320         2,292         2,689            --            --
  Custody fees                                            144            72            71           143           475           436
  Audit fees                                               86            43            42            86           285           262
  Registration fees--Retirement Class                      --            --            --            --            --            --
  Registration fees--Institutional Class                   --            --            --            --           143           130
  Registration fees--Retail Class                         187            91            91           184            --            --
  Trustee fees and expenses                                14             7             7            14            48            44
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses                                      6,316         3,135         3,096         4,287         3,825         3,510
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                  17,927         1,611        10,926        30,295        77,750        86,018
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS

  Realized gain (loss) on investments                (343,244)       (3,026)      (55,321)     (209,119)           --            --
  Change in unrealized appreciation/
    (depreciation) on investments                  (1,357,026)     (789,293)     (923,001)   (1,284,846)   (4,687,185)   (4,505,281)
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
    on investments                                 (1,700,270)     (792,319)     (978,322)   (1,493,965)   (4,687,185)   (4,505,281)
-----------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                     $(1,682,343)  $  (790,708)  $  (967,396)  $(1,463,670)  $(4,609,435)  $(4,419,263)
===================================================================================================================================

                                               See notes to financial statements

106  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

                                                                                                            STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------

  S&P 500      MID-CAP       MID-CAP       MID-CAP      SMALL-CAP     SMALL-CAP     SMALL-CAP   INTERNATIONAL REAL ESTATE INFLATION-
   INDEX    GROWTH INDEX   VALUE INDEX   BLEND INDEX  GROWTH INDEX   VALUE INDEX   BLEND INDEX  EQUITY INDEX  SECURITIES    LINKED
   FUND         FUND          FUND          FUND          FUND          FUND          FUND          FUND         FUND     BOND FUND
------------------------------------------------------------------------------------------------------------------------------------


$    12,523  $    15,200   $    15,272   $    17,478   $    15,837   $    14,305   $    13,592   $    16,174   $  12,694   $ 52,655
     48,405        3,461        19,000        14,006        38,763        83,403        57,436        71,860      93,745         --
         --           --            --            --            --            --            --        (9,177)         --         --
------------------------------------------------------------------------------------------------------------------------------------
     60,928       18,661        34,272        31,484        54,600        97,708        71,028        78,857     106,439     52,655
------------------------------------------------------------------------------------------------------------------------------------



      1,320          695           694           784         1,409         1,264         1,207         1,431       1,321      1,469
          3            3             3             3             3             3             3             3           3         --
         19           19            19            20            19            19            19            19          21         --
        658          346           346           390           703           630           602           714           3          2
         --           --            --            --            --            --            --            --       4,794      2,923
        330          174           173           196           352           316           302         2,862         147        163
        198          104           104           118           211           190           181           215          88         98
         --           --            --            --            --            --            --            --          --         --
         99           52            53            58           106            94            90           107          --         --
         --           --            --            --            --            --            --            --         188        212
         33           17            17            20            35            32            30            36          15         16
------------------------------------------------------------------------------------------------------------------------------------
      2,660        1,410         1,409         1,589         2,838         2,548         2,434         5,387       6,580      4,883
------------------------------------------------------------------------------------------------------------------------------------
     58,268       17,251        32,863        29,895        51,762        95,160        68,594        73,470      99,859     47,772
------------------------------------------------------------------------------------------------------------------------------------




         --           --            --            --          (826)           --        (1,252)       48,952     (12,240)        --

 (3,098,182)  (1,571,487)   (1,701,014)   (1,687,317)   (3,386,113)   (3,183,001)   (2,977,733)   (4,087,060)   (604,248)   260,567
------------------------------------------------------------------------------------------------------------------------------------

 (3,098,182)  (1,571,487)   (1,701,014)   (1,687,317)   (3,386,939)   (3,183,001)   (2,978,985)   (4,038,108)   (616,488)   260,567
------------------------------------------------------------------------------------------------------------------------------------

$(3,039,914) $(1,554,236)  $(1,668,151)  $(1,657,422)  $(3,335,177)  $(3,087,841)  $(2,910,391)  $(3,964,638)  $(516,629)  $308,339
====================================================================================================================================

See notes to financial statements

                   2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  107

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
For the Period September 4, 2002 (commencement of operations) to September 30, 2002

                                                   LARGE-CAP      MID-CAP       MID-CAP      SMALL-CAP     LARGE-CAP      LARGE-CAP
                                                     VALUE        GROWTH         VALUE        EQUITY     GROWTH INDEX    VALUE INDEX
                                                     FUND          FUND          FUND          FUND          FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
CHANGES IN NET ASSETS

OPERATIONS:

  Net investment income                           $    17,927   $     1,611   $    10,926   $    30,295   $    77,750   $    86,018
  Net realized gain (loss) on investments            (343,244)       (3,026)      (55,321)     (209,119)           --            --
  Net change in unrealized appreciation
    (depreciation) on investments                  (1,357,026)     (789,293)     (923,001)   (1,284,846)   (4,687,185)   (4,505,281)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from operations          (1,682,343)     (790,708)     (967,396)   (1,463,670)   (4,609,435)   (4,419,263)
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

  From net investment income
    Retirement Class                                       --            --            --            --            --            --
    Institutional Class                                    --            --            --            --            --            --
    Retail Class                                           --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                    --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS (NOTE 5)

  Retirement Class                                    100,075       100,075       100,075       100,075       100,075       100,075
  Institutional Class                                 100,075       100,075       100,075       100,075    64,900,075    59,900,075
  Retail Class                                     19,800,050     9,800,050     9,800,050    19,800,050            --            --
-----------------------------------------------------------------------------------------------------------------------------------
  Total shareholder transactions                   20,000,200    10,000,200    10,000,200    20,000,200    65,000,150    60,000,150
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                         $18,317,857   $ 9,209,492   $ 9,032,804   $18,536,530   $60,390,715   $55,580,887
-----------------------------------------------------------------------------------------------------------------------------------

                                               See notes to financial statements

108  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

                                                                                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------


  S&P 500      MID-CAP      MID-CAP      MID-CAP     SMALL-CAP    SMALL-CAP    SMALL-CAP   INTERNATIONAL  REAL ESTATE    INFLATION-
   INDEX    GROWTH INDEX  VALUE INDEX  BLEND INDEX GROWTH INDEX  VALUE INDEX  BLEND INDEX  EQUITY INDEX   SECURITIES     LINKED BOND
   FUND         FUND         FUND         FUND         FUND         FUND         FUND          FUND          FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------




$    58,268  $    17,251  $    32,863  $    29,895  $    51,762  $    95,160  $    68,594   $    73,470   $    99,859   $    47,772
         --           --           --           --         (826)          --       (1,252)       48,952       (12,240)           --

 (3,098,182)  (1,571,487)  (1,701,014)  (1,687,317)  (3,386,113)  (3,183,001)  (2,977,733)   (4,087,060)     (604,248)      260,567
------------------------------------------------------------------------------------------------------------------------------------
 (3,039,914)  (1,554,236)  (1,668,151)  (1,657,422)  (3,335,177)  (3,087,841)  (2,910,391)   (3,964,638)     (516,629)      308,339
------------------------------------------------------------------------------------------------------------------------------------




         --           --           --           --           --           --           --            --          (215)           --
         --           --           --           --           --           --           --            --          (237)         (173)
         --           --           --           --           --           --           --            --       (42,488)      (35,264)
------------------------------------------------------------------------------------------------------------------------------------
         --           --           --           --           --           --           --            --       (42,940)      (35,437)
------------------------------------------------------------------------------------------------------------------------------------



    100,075      100,075      100,075      100,075      100,075      100,075      100,075       100,075       100,075            --
 44,900,075   23,900,075   23,900,075   26,900,075   48,900,075   43,900,075   41,900,075    49,900,075       100,075       100,075
         --           --           --           --           --           --           --            --    19,800,050    21,900,100
------------------------------------------------------------------------------------------------------------------------------------
 45,000,150   24,000,150   24,000,150   27,000,150   49,000,150   44,000,150   42,000,150    50,000,150    20,000,200    22,000,175
------------------------------------------------------------------------------------------------------------------------------------
$41,960,236  $22,445,914  $22,331,999  $25,342,728  $45,664,973  $40,912,309  $39,089,759   $46,035,512   $19,440,631   $22,273,077
====================================================================================================================================

See notes to financial statements

                   2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  109

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------
For the Period September 4, 2002 (commencement of operations) to September 30, 2002


                                                         LARGE-CAP VALUE FUND                        MID-CAP GROWTH FUND
                                               ---------------------------------------    ---------------------------------------
                                                RETIREMENT   INSTITUTIONAL     RETAIL      RETIREMENT   INSTITUTIONAL     RETAIL
                                                   CLASS         CLASS          CLASS         CLASS         CLASS          CLASS
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

  Net asset value, beginning of period             $10.00        $10.00        $ 10.00        $10.00        $10.00        $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income (a)                        0.01          0.01           0.01          0.00          0.00           0.00
    Net realized and unrealized loss
      on investments                                (0.85)        (0.85)         (0.85)        (0.79)        (0.79)         (0.79)
------------------------------------------------------------------------------------------------------------------------------------
  Total loss from investment operations             (0.84)        (0.84)         (0.84)        (0.79)        (0.79)         (0.79)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                              --            --             --            --            --             --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                  --            --             --            --            --             --
------------------------------------------------------------------------------------------------------------------------------------

  Net asset value, end of period                   $ 9.16        $ 9.16        $  9.16        $ 9.21        $ 9.21        $  9.21
====================================================================================================================================

TOTAL RETURN                                        (8.40)%       (8.40)%        (8.40)%       (7.90)%       (7.90) %       (7.90)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)       $   92        $   92        $18,135        $   92        $   92        $41,867
  Ratio of expenses to average net assets            0.03%         0.01%          0.03%         0.03%         0.01%          0.03%
  Ratio of net investment income to
    average net assets                               0.09%         0.11%          0.09%         0.02%         0.04%          0.02%
  Portfolio turnover rate                           25.09%        25.09%         25.09%        18.61%        18.61%         18.61%

  The percentages shown for this period are not annualized.
====================================================================================================================================

(a) Based on average shares outstanding.

See notes to financial statements

110  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

                                                                                                             FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------


          MID-CAP                                                  LARGE-CAP GROWTH       LARGE-CAP VALUE
         VALUE FUND                  SMALL-CAP EQUITY FUND            INDEX FUND            INDEX FUND        S&P 500 INDEX FUND
-----------------------------    -----------------------------    ------------------    ------------------    ------------------
RETIRE-   INSTITU-               RETIRE-    INSTITU-              RETIRE-   INSTITU-    RETIRE-   INSTITU-    RETIRE-    INSTITU-
 MENT      TIONAL      RETAIL     MENT       TIONAL     RETAIL     MENT      TIONAL      MENT      TIONAL      MENT       TIONAL
 CLASS     CLASS       CLASS      CLASS      CLASS      CLASS      CLASS     CLASS       CLASS     CLASS       CLASS      CLASS
---------------------------------------------------------------------------------------------------------------------------------


 $10.00     $10.00     $10.00     $10.00     $10.00     $10.00    $ 10.00     $10.00    $ 10.00     $10.00    $ 10.00     $10.00
--------------------------------------------------------------------------------------------------------------------------------

   0.01       0.01       0.01       0.01       0.02       0.02       0.01       0.01       0.01       0.01       0.01       0.01

  (0.98)     (0.98)     (0.98)     (0.74)     (0.75)     (0.75)     (0.72)     (0.72)     (0.75)     (0.75)     (0.69)     (0.69)
--------------------------------------------------------------------------------------------------------------------------------
  (0.97)     (0.97)     (0.97)     (0.73)     (0.73)     (0.73)     (0.71)     (0.71)     (0.74)     (0.74)     (0.68)     (0.68)
--------------------------------------------------------------------------------------------------------------------------------

     --         --         --         --         --         --         --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------------------------
     --         --         --         --         --         --         --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------------------------

 $ 9.03     $ 9.03     $ 9.03     $ 9.27     $ 9.27     $ 9.27    $  9.29     $ 9.29    $  9.26     $ 9.26    $  9.32     $ 9.32
================================================================================================================================

  (9.70)%    (9.70)%    (9.70)%    (7.30)%    (7.30)%    (7.30)%    (7.10)%    (7.10)%    (7.40)%    (7.40)%    (6.80)%    (6.80)%



 $9,025     $   90     $   90     $8,852     $   93     $   93    $18,351     $   93    $60,298     $   93    $55,488     $   93

   0.03%      0.01%      0.03%      0.03%      0.01%      0.02%      0.03%      0.01%      0.03%      0.01%      0.03%      0.01%

   0.12%      0.14%      0.11%      0.15%      0.17%      0.16%      0.10%      0.12%      0.12%      0.15%      0.11%      0.13%
  15.01%     15.01%     15.01%     14.52%     14.52%     14.52%      0.00%      0.00%      0.00%      0.00%      0.00%      0.00%


=================================================================================================================================

See notes to financial statements

                   2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  111

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------
For the Period September 4, 2002 (commencement of operations) to September 30, 2002


                                               MID-CAP GROWTH        MID-CAP VALUE         MID-CAP BLEND        SMALL-CAP GROWTH
                                                 INDEX FUND           INDEX FUND            INDEX FUND             INDEX FUND
                                            --------------------  --------------------  --------------------  --------------------
                                                        INSTITU-              INSTITU-              INSTITU-              INSTITU-
                                            RETIREMENT   TIONAL   RETIREMENT   TIONAL   RETIREMENT   TIONAL   RETIREMENT   TIONAL
                                              CLASS       CLASS     CLASS       CLASS     CLASS       CLASS     CLASS       CLASS
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

  Net asset value, beginning of period        $10.00     $10.00     $10.00     $10.00     $10.00     $10.00     $10.00     $10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income (a)                   0.01       0.01       0.01       0.01       0.01       0.01       0.01       0.01
    Net realized and unrealized gain (loss)
      on investments                           (0.66)     (0.66)     (0.71)     (0.71)     (0.63)     (0.62)     (0.69)     (0.69)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from
    investment operations                      (0.65)     (0.65)     (0.70)     (0.70)     (0.62)     (0.61)     (0.68)     (0.68)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                         --         --         --         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                             --         --         --         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $ 9.35     $ 9.35     $ 9.30     $ 9.30     $ 9.38     $ 9.39     $ 9.32     $ 9.32
====================================================================================================================================

TOTAL RETURN                                   (6.50)%    (6.50)%    (7.00)%    (7.00)%    (6.20)%    (6.10)%    (6.80)%    (6.80)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                            $   94     22,352     $   93    $22,239     $   94    $25,249     $   93    $45,572
  Ratio of expenses to average net assets       0.03%      0.01%      0.03%      0.01%      0.03%      0.01%      0.03%      0.01%
  Ratio of net investment income to
    average net assets                          0.05%      0.07%      0.12%      0.14%      0.09%      0.11%      0.09%      0.11%
  Portfolio turnover rate                       0.00%      0.00%      0.00%      0.00%      0.00%      0.00%      0.04%      0.04%

  The percentages shown for this period are not annualized.
====================================================================================================================================

(a) Based on average shares outstanding.

                                               See notes to financial statements

112  Institutional Mutual Funds  2002 ANNUAL REPORT  TIAA-CREF

                                                                                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------



   SMALL-CAP VALUE          SMALL-CAP BLEND       INTERNATIONAL EQUITY               REAL ESTATE                  INFLATION-LINKED
     INDEX FUND               INDEX FUND               INDEX FUND                  SECURITIES FUND                    BOND FUND
--------------------     --------------------     --------------------     -------------------------------     ---------------------
RETIRE-     INSTITU-     RETIRE-     INSTITU-     RETIRE-     INSTITU-     RETIRE-    INSTITU-                 INSTITU-
 MENT        TIONAL       MENT        TIONAL       MENT        TIONAL       MENT       TIONAL       RETAIL      TIONAL       RETAIL
 CLASS       CLASS        CLASS       CLASS        CLASS       CLASS        CLASS      CLASS        CLASS       CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------------------


$10.00      $ 10.00      $10.00      $ 10.00      $10.00      $ 10.00      $10.00      $10.00      $ 10.00      $10.00      $ 10.00
------------------------------------------------------------------------------------------------------------------------------------

  0.02         0.02        0.01         0.02        0.02         0.02        0.05        0.05         0.05        0.02         0.02

 (0.72)       (0.72)      (0.70)       (0.71)      (0.81)       (0.81)      (0.31)      (0.31)       (0.31)       0.12         0.12
------------------------------------------------------------------------------------------------------------------------------------

 (0.70)       (0.70)      (0.69)       (0.69)      (0.79)       (0.79)      (0.26)      (0.26)       (0.26)       0.14         0.14
------------------------------------------------------------------------------------------------------------------------------------

    --           --          --           --          --           --       (0.02)      (0.02)       (0.02)      (0.02)       (0.02)
------------------------------------------------------------------------------------------------------------------------------------
    --           --          --           --          --           --       (0.02)      (0.02)       (0.02)      (0.02)       (0.02)
------------------------------------------------------------------------------------------------------------------------------------
$ 9.30      $  9.30      $ 9.31      $  9.31      $ 9.21      $  9.21      $ 9.72      $ 9.72      $  9.72      $10.12      $ 10.12
====================================================================================================================================

 (7.00)%      (7.00)%     (6.90)%      (6.90)%     (7.90)%      (7.90)%     (2.58)%     (2.56)%      (2.59)%      1.37%        1.36%




$   93      $40,819      $   93      $38,997      $   92      $45,943      $   97      $   97      $19,246      $  101      $22,172
  0.03%        0.01%       0.03%        0.01%       0.03%        0.01%       0.03%       0.01%        0.03%       0.01%        0.02%

  0.20%        0.22%       0.15%        0.17%       0.22%        0.24%       0.51%       0.53%        0.50%       0.23%        0.22%
  0.00%        0.00%       0.01%        0.01%       0.44%        0.44%      15.45%      15.45%       15.45%       0.00%        0.00%


====================================================================================================================================


See notes to financial statements

                   2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  113

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--SEPTEMBER 30, 2002


NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Institutional Mutual Funds is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. Each fund listed below (the "Funds") commenced operations on September 4, 2002 with a seed money investment by Teachers Insurance and Annuity Association of America ("TIAA") as indicated. There are seven additional funds in the TIAA-CREF Institutional Mutual Funds which are not included in these financial statements.

                                                          SEED MONEY
                                                        INVESTMENT MADE
                                                     ON SEPTEMBER 4, 2002
                                                            BY TIAA
                                                     --------------------
               Large-Cap Value Fund                      $ 20,000,000
               Mid-Cap Growth Fund                         10,000,000
               Mid-Cap Value Fund                          10,000,000
               Small-Cap Equity Fund                       20,000,000
               Large-Cap Growth Index Fund                 65,000,000
               Large-Cap Value Index Fund                  60,000,000
               S&P 500 Value Index Fund                    45,000,000
               Mid-Cap Growth Index Fund                   24,000,000
               Mid-Cap Value Index Fund                    24,000,000
               Mid-Cap Blend Index Fund                    27,000,000
               Small-Cap Growth Index Fund                 49,000,000
               Small-Cap Value Index Fund                  44,000,000
               Small-Cap Blend Index Fund                  42,000,000
               International Equity Index Fund             50,000,000
               Real Estate Securities Fund                 20,000,000
               Inflation-Linked Bond Fund                  22,000,000

Upon becoming effective with the Commission, the Funds intend to publicly offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. ("TPIS"), which is a wholly-owned subsidiary of TIAA. The Funds will offer up to three share classes although any one Fund may not necessarily offer all three classes. The Retirement Class shares will be offered exclusively through accounts established by employers, or the trustees of plans sponsored by employers, with TIAA-CREF Individual and Institutional Services, Inc., a broker-dealer affiliate of TIAA, in connection with certain employee benefit plans. The Institutional Class shares will be offered to certain intermediaries affiliated with TIAA-CREF, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition saving plans, who have entered into a contract with an affiliate of TIAA-CREF. The Retail Class shares will be offered directly to the investing public. TPIS is registered with the Commission as a broker-dealer and is a member of the
National Association of Securities Dealers, Inc. Teachers Advisors Inc. ("Advisors"), a wholly-owned subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing price in the principal market where they are traded; converted into U.S. dollars. Money market instruments are valued at fair market value. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.


114  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--SEPTEMBER 30, 2002 (CONTINUED)


ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid annually for each of the Funds, except for the Real Estate Securities and the Inflation-Linked Bond Funds where distributions are declared and paid quarterly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code ("Code") and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements. At September 30, 2002, the following funds had capital losses realized after October 31, 2001, which were deferred for tax purposes to the first day of the following year.

             Large-Cap Value Fund                   $228,912
             Mid-Cap Value Fund                       44,386
             Small-Cap Equity Fund                    62,511
             Small-Cap Growth Index Fund                 826
             Small-Cap Blend Index Fund                1,252
             International Equity Index Fund           3,485


                   2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  115

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--SEPTEMBER 30, 2002 (CONTINUED)


NOTE 2. MANAGEMENT AGREEMENTS

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund's net assets, based on the average daily net assets of each Fund. Under the terms of a Distribution Plan, the Retirement Class of the Funds indicated below, are permitted to reimburse TPIS up to the indicated annual fee based on average daily net assets of the Fund's Retirement Class for certain promotional expenses of selling the Retirement Class shares. Under the terms of a Service Agreement, each Fund Class pays Advisors a monthly fee based on the average daily net assets of each Fund Class for providing transfer agency, accounting and administration services. Advisors will receive the following annual percentages of each Fund's/Classes' average daily net assets for investment management fees, reimbursement of distribution plan expenses and service agreement fees:

                                 INVESTMENT
                                 MANAGEMENT       DISTRIBUTION
                                     FEE               FEE                       SERVICE AGREEMENT FEE
                                ----------------------------------------------------------------------------------
                                     ALL           RETIREMENT       RETIREMENT       INSTITUTIONAL       RETAIL
                                   CLASSES            CLASS            CLASS             CLASS            CLASS
                                ----------------------------------------------------------------------------------
Large-Cap Value Fund                0.08%             0.04%            0.29%             0.04%            0.33%
Mid-Cap Growth Fund                 0.08%             0.04%            0.29%             0.04%            0.33%
Mid-Cap Value Fund                  0.08%             0.04%            0.29%             0.04%            0.33%
Small-Cap Equity Fund               0.08%             0.04%            0.29%             0.04%            0.19%
Large-Cap Growth Index Fund         0.04%             0.04%            0.27%             0.02%              --
Large-Cap Value Index Fund          0.04%             0.04%            0.27%             0.02%              --
S&P 500 Value Index Fund            0.04%             0.04%            0.27%             0.02%              --
Mid-Cap Growth Index Fund           0.04%             0.04%            0.27%             0.02%              --
Mid-Cap Value Index Fund            0.04%             0.04%            0.27%             0.02%              --
Mid-Cap Blend Index Fund            0.04%             0.04%            0.27%             0.02%              --
Small-Cap Growth Index Fund         0.04%             0.04%            0.27%             0.02%              --
Small-Cap Value Index Fund          0.04%             0.04%            0.27%             0.02%              --
Small-Cap Blend Index Fund          0.04%             0.04%            0.27%             0.02%              --
International Equity Index Fund     0.04%             0.04%            0.27%             0.02%              --
Real Estate Securities Fund         0.09%             0.04%            0.29%             0.04%            0.33%
Inflation-Linked Bond Fund          0.09%            --               --                 0.03%            0.18%

NOTE 3. INVESTMENTS

At September 30, 2002, net unrealized appreciation (depreciation) of investments for each of the Funds, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                     GROSS           GROSS        NET UNREALIZED
                                   UNREALIZED      UNREALIZED      APPRECIATION
                                  APPRECIATION    DEPRECIATION    (DEPRECIATION)
                               -------------------------------------------------
Large-Cap Value Fund                $ 81,287      $1,438,313      $(1,357,026)
Mid-Cap Growth Fund                   79,917         869,210         (789,293)
Mid-Cap Value Fund                    45,851         968,852         (923,001)
Small-Cap Equity Fund                236,089       1,520,935       (1,284,846)
Large-Cap Growth Index Fund          512,708       5,199,893       (4,687,185)
Large-Cap Value Index Fund           262,603       4,767,884       (4,505,281)
S&P 500 Value Index Fund             287,539       3,385,721       (3,098,182)
Mid-Cap Growth Index Fund            216,999       1,788,486       (1,571,487)
Mid-Cap Value Index Fund              76,367       1,777,381       (1,701,014)
Mid-Cap Blend Index Fund             189,221       1,876,538       (1,687,317)
Small-Cap Growth Index Fund          897,772       4,283,885       (3,386,113)
Small-Cap Value Index Fund           433,387       3,616,388       (3,183,001)
Small-Cap Blend Index Fund           582,299       3,560,032       (2,977,733)
International Equity Index Fund      466,248       4,553,308       (4,087,060)
Real Estate Securities Fund           46,887         651,135         (604,248)
Inflation-Linked Bond Fund           260,567              --          260,567


116   TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--SEPTEMBER 30, 2002 (CONTINUED)


Purchases  and  sales  of  securities,   other  than  short-term   money  market
instruments, for the Funds for the period September 4, 2002 (commencement of operations) to September 30, 2002, were as follows:

                                NON-GOVERNMENT    GOVERNMENT    NON-GOVERNMENT    GOVERNMENT
                                   PURCHASES       PURCHASES         SALES           SALES
                                --------------    ----------    --------------    ----------
Large-Cap Value Fund              $24,565,750     $       --      $4,585,910          $--
Mid-Cap Growth Fund                11,660,503             --       1,705,076           --
Mid-Cap Value Fund                 11,330,682             --       1,351,291           --
Small-Cap Equity Fund              22,668,692             --       2,685,416           --
Large-Cap Growth Index Fund        64,685,534             --              --           --
Large-Cap Value Index Fund         59,801,830             --              --           --
S&P 500 Value Index Fund           44,914,084             --              --           --
Mid-Cap Growth Index Fund          23,948,634             --              --           --
Mid-Cap Value Index Fund           23,928,040             --              --           --
Mid-Cap Blend Index Fund           26,965,616             --              --           --
Small-Cap Growth Index Fund        48,974,098             --          16,716           --
Small-Cap Value Index Fund         43,961,458             --              --           --
Small-Cap Blend Index Fund         41,974,016             --          12,134           --
International Equity Index Fund    50,203,784             --         200,323           --
Real Estate Securities Fund        18,933,804             --       2,451,604           --
Inflation-Linked Bond Fund                 --     21,855,451              --           --

NOTE 4. TRUSTEE FEES

Each Fund pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

NOTE 5. SHAREHOLDER TRANSACTIONS

For the period September 4, 2002 (commencement of operations) to September 30, 2002, shareholder transactions consisted of the following:

                              LARGE-CAP VALUE FUND           MID-CAP GROWTH FUND            MID-CAP VALUE FUND
                            ------------------------       -----------------------       -----------------------
                               AMOUNT        SHARES          AMOUNT        SHARES          AMOUNT       SHARES
                            -----------    ---------       ----------    ---------       ----------    ---------
Retirement Class:
Seed money subscriptions    $   100,000       10,000       $  100,000       10,000       $  100,000       10,000
Subscriptions                        75            8               75            8               75            8
                            -----------    ---------       ----------    ---------       ----------    ---------
Net increase                $   100,075       10,008       $  100,075       10,008       $  100,075       10,008
                            ===========    =========       ==========    =========       ==========    =========
Institutional Class:
Seed money subscriptions    $   100,000       10,000       $  100,000       10,000       $  100,000       10,000
Subscriptions                        75            8               75            8               75            8
                            -----------    ---------       ----------    ---------       ----------    ---------
Net increase                $   100,075       10,008       $  100,075       10,008       $  100,075       10,008
                            ===========    =========       ==========    =========       ==========    =========
Retail Class:
Seed money subscriptions    $19,800,000    1,980,000       $9,800,000      980,000       $9,800,000      980,000
Subscriptions                        50            5               50            5               50            5
                            -----------    ---------       ----------    ---------       ----------    ---------
Net increase                $19,800,050    1,980,005       $9,800,050      980,005       $9,800,050      980,005
                            ===========    =========       ==========    =========       ==========    =========


                    2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  117

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--SEPTEMBER 30, 2002 (CONTINUED)



NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                              SMALL-CAP EQUITY FUND         LARGE-CAP GROWTH INDEX FUND       LARGE-CAP VALUE INDEX FUND
                            -------------------------       ---------------------------       --------------------------
                               AMOUNT        SHARES             AMOUNT        SHARES             AMOUNT        SHARES
                            -----------    ----------        -----------    ----------        -----------    ----------
Retirement Class:
Seed money subscriptions    $   100,000        10,000        $   100,000        10,000        $   100,000        10,000
Subscriptions                        75             8                 75             8                 75             8
                            -----------    ----------        -----------    ----------        -----------    ----------
Net increase                $   100,075        10,008        $   100,075        10,008        $   100,075        10,008
                            ===========    ==========        ===========    ==========        ===========    ==========

Institutional Class:
Seed money subscriptions    $   100,000        10,000        $64,900,000     6,490,000        $59,900,000     5,990,000
Subscriptions                        75             8                 75             8                 75             8
                            -----------    ----------        -----------    ----------        -----------    ----------
Net increase                $   100,075        10,008        $64,900,075     6,490,008        $59,900,075     5,990,008
                            ===========    ==========        ===========    ==========        ===========    ==========

Retail Class:
Seed money subscriptions    $19,800,000     1,980,000
Subscriptions                        50             5
                            -----------    ----------
Net increase                $19,800,050     1,980,005
                            ===========    ==========


                                S&P 500 INDEX FUND           MID-CAP GROWTH INDEX FUND         MID-CAP VALUE INDEX FUND
                            -------------------------        -------------------------        -------------------------
                               AMOUNT        SHARES             AMOUNT        SHARES             AMOUNT        SHARES
                            -----------    ----------        -----------    ----------        -----------    ----------
Retirement Class:
Seed money subscriptions    $   100,000        10,000        $   100,000        10,000        $   100,000        10,000
Subscriptions                        75             8                 75             8                 75             8
                            -----------    ----------        -----------    ----------        -----------    ----------
Net increase                $   100,075        10,008        $   100,075        10,008        $   100,075        10,008
                            ===========    ==========        ===========    ==========        ===========    ==========

Institutional Class:
Seed money subscriptions    $44,900,000     4,490,000        $23,900,000     2,390,000        $23,900,000     2,390,000
Subscriptions                        75             8                 75             8                 75             8
                            -----------    ----------        -----------    ----------        -----------    ----------
Net increase                $44,900,075     4,490,008        $23,900,075     2,390,008        $23,900,075     2,390,008
                            ===========    ==========        ===========    ==========        ===========    ==========

118  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--SEPTEMBER 30, 2002 (CONTINUED)



NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                             MID-CAP BLEND INDEX FUND       SMALL-CAP GROWTH INDEX FUND       SMALL-CAP VALUE INDEX FUND
                            -------------------------       --------------------------        --------------------------
                               AMOUNT        SHARES             AMOUNT        SHARES             AMOUNT        SHARES
                            -----------    ----------        -----------    ----------        -----------    ----------
Retirement Class:
Seed money subscriptions    $   100,000        10,000        $   100,000        10,000        $   100,000        10,000
Subscriptions                        75             8                 75             8                 75             8
                            -----------    ----------        -----------    ----------        -----------    ----------
Net increase                $   100,075        10,008        $   100,075        10,008        $   100,075        10,008
                            ===========    ==========        ===========    ==========        ===========    ==========

Institutional Class:
Seed money subscriptions    $26,900,000     2,690,000        $48,900,000     4,890,000        $43,900,000     4,390,000
Subscriptions                        75             8                 75             8                 75             8
                            -----------    ----------        -----------    ----------        -----------    ----------
Net increase                $26,900,075     2,690,008        $48,900,075     4,890,008        $43,900,075     4,390,008
                            ===========    ==========        ===========    ==========        ===========    ==========

                                                                   INTERNATIONAL
                            SMALL-CAP BLEND INDEX FUND           EQUITY INDEX FUND           REAL ESTATE SECURITIES FUND
                            --------------------------       -------------------------       ---------------------------
                               AMOUNT        SHARES             AMOUNT        SHARES             AMOUNT        SHARES
                            -----------    ----------        -----------    ----------        -----------    ----------
Retirement Class:
Seed money subscriptions    $   100,000        10,000        $   100,000        10,000        $   100,000        10,000
Subscriptions                        75             8                 75             8                 75             8
                            -----------    ----------        -----------    ----------        -----------    ----------
Net increase                $   100,075        10,008        $   100,075        10,008        $   100,075        10,008
                            ===========    ==========        ===========    ==========        ===========    ==========
Institutional Class:
Seed money subscriptions    $41,900,000     4,190,000        $49,900,000     4,990,000        $   100,000        10,000
Subscriptions                        75             8                 75             8                 75             8
                            -----------    ----------        -----------    ----------        -----------    ----------
Net increase                $41,900,075     4,190,008        $49,900,075     4,990,008        $   100,075        10,008
                            ===========    ==========        ===========    ==========        ===========    ==========
Retail Class:
Seed money subscriptions                                                                      $19,800,000     1,980,000
Subscriptions                                                                                          50             5
                                                                                              -----------    ----------
Net increase                                                                                  $19,800,050     1,980,005
                                                                                              ===========    ==========

                            INFLATION-LINKED BOND FUND
                            --------------------------
                               AMOUNT        SHARES
                            -----------    ----------
Institutional Class:
Seed money subscriptions    $   100,000        10,000
Subscriptions                        75             7
                            -----------    ----------
Net increase                $   100,075        10,007
                            ===========    ==========
Retail Class:
Seed money subscriptions    $21,900,000     2,190,000
Subscriptions                       100            10
                            -----------    ----------
Net increase                $21,900,100     2,190,010
                            ===========    ==========


                   2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  119

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--SEPTEMBER 30, 2002 (CONCLUDED)


NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

For the period September 4, 2002 (commencement of operations) to September 30, 2002, the Real Estate Securities and Inflation-Linked Bond Funds declared ordinary income distributions, for tax purposes, of $42,940 and $35,437, respectively.

As of September 30, 2002, the components of accumulated earnings on a tax basis were as follows:

                                       UNDISTRIBUTED           UNREALIZED
                                         ORDINARY             APPRECIATION
                                          INCOME             (DEPRECIATION)
                                       -------------          ------------
Large-Cap Value Fund                     $ 17,930             $ (1,471,358)
Mid-Cap Growth Fund                         1,799                 (792,504)
Mid-Cap Value Fund                         10,929                 (933,936)
Small-Cap Equity Fund                      30,298               (1,431,454)
Large-Cap Growth Index Fund                77,753               (4,687,185)
Large-Cap Value Index Fund                 86,021               (4,505,281)
S&P 500 Index Fund                         58,271               (3,098,182)
Mid-Cap Growth Index Fund                  17,254               (1,571,487)
Mid-Cap Value Index Fund                   32,866               (1,701,014)
Mid-Cap Blend Index Fund                   29,898               (1,687,317)
Small-Cap Growth Index Fund                51,765               (3,386,113)
Small-Cap Value Index Fund                 95,163               (3,183,001)
Small-Cap Blend Index Fund                 68,597               (2,977,733)
International Equity Index Fund           128,173               (4,089,323)
Real Estate Securities Fund                99,862                 (624,905)
Inflation-Linked Bond Fund                 47,772                  260,567

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies.

120  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of TIAA-CREF Institutional Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund, Mid-Cap Blend Index Fund, Small-Cap Growth Index Fund, Small-Cap Value Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Real Estate Securities Fund and Inflation-Linked Bond Fund (the "Funds", sixteen of the Funds comprising TIAA-CREF Institutional Mutual Funds) as of September 30, 2002, and the related statements of operations and changes in net assets and financial highlights for the period from September 4, 2002 (commencement of operations) to September 30, 2002. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the TIAA-CREF Institutional Mutual Funds referred to above at September 30, 2002, and the results of their operations, the changes in their net assets and the financial highlights for the period from September 4, 2002 to September 30, 2002, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


New York, New York
November 1, 2002

                   2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  121

TRUSTEES AND OFFICERS--DISINTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
Name, Address and Age             Position(s)  Term of Office       Principal Occupation(s)       Number of    Other Directorships
                                  Held with    and Length of        During Past 5 Years           Portfolios   Held by Trustee
                                  Fund         Time Served                                        in Fund
                                                                                                  Complex
                                                                                                  Overseen
                                                                                                  by Trustee
------------------------------------------------------------------------------------------------------------------------------------

MARTIN J. GRUBER                  Trustee      Indefinite term.     Nomura Professor of Finance,       51      Director, Deutsche
New York University                            Trustee since 2000.  New York University, Stern                 Asset Management
Stern School of Business                                            School of Business. Formerly,              B.T. Funds, Japan
Henry Kaufman Management                                            Chairman, Department of                    Equity Fund, Inc.,
Education Center                                                    Finance, New York University,              Singapore Equity
44 West 4th Street, Suite 988                                       Stern School of Business, and              Fund, Inc., the Thai
New York, NY 10012                                                  Trustee of TIAA, 1996 - 2000.              Equity Fund, Inc.
Age: 65                                                                                                        and the DB Hedge
                                                                                                               Securities Fund,
                                                                                                               L.L.C.

NANCY L. JACOB                    Trustee      Indefinite term.     President and Managing             51      None
Windermere Investment Associates               Trustee since 1999.  Principal, Windermere Investment
121 S.W. Morrison Street, Suite 925                                 Associates. Formerly, Chairman
Portland, OR 97204                                                  and Chief Executive Officer,
Age: 59                                                             CTC Consulting, Inc., and
                                                                    Executive Vice President, U.S.
                                                                    Trust of the Pacific
                                                                    Northwest.

STEPHEN A. ROSS                   Trustee      Indefinite term.     Franco Modigliani Professor of     51      Director, Freddie
Sloan School of Management                     Trustee since 1999.  Finance and Economics, Sloan               Mac; Co-Chairman,
Massachusetts Institute                                             School of Management,                      Roll & Ross Asset
of Technology                                                       Massachusetts Institute of                 Management Corp.;
77 Massachusetts Avenue                                             Technology, Co-Chairman, Roll &            and Principal,
Cambridge, MA 02139                                                 Ross Asset Management Corp.                IV Capital, Ltd
Age: 58                                                             Formerly, Sterling Professor of
                                                                    Economics and Finance, Yale
                                                                    School of Management, Yale
                                                                    University.

NESTOR V. SANTIAGO                Trustee      Indefinite term.     Vice President and Chief           51      Director, Bank-Fund
Howard Hughes Medical Institute                Trustee since 2000.  Investment Officer, Howard                 Credit Union and
4000 Jones Bridge Road                                              Hughes Medical Institute.                  Emerging Markets
Chevy Chase, MD 20815                                               Formerly, Investment                       Growth Fund, Inc.
Age: 53                                                             Advisor/Head of Investment
                                                                    Office, International Monetary
                                                                    Fund.

MACEO K. SLOAN                    Trustee      Indefinite term.     Chairman and Chief Executive       51      Director, SCANA
NCM Capital Management Group, Inc.             Trustee since 1999.  Officer, Sloan Financial                   Corporation and M&F
103 West Main Street, Suite 400                                     Group, Inc., and NCM Capital               Bancorp, Inc.
Durham, NC 27701-3638                                               Management Group, Inc., since
Age: 53                                                             1991.

ROBERT W. VISHNY                  Trustee      Indefinite term.     Eric J. Gleacher Distinguished     51      None
University of Chicago                          Trustee since 1999.  Service Professor of Finance,
Graduate School of Business                                         University of Chicago,
1101 East 58th Street                                               Graduate School of Business.
Chicago, IL 60627                                                   Founding Partner, LSV Asset
Age: 43                                                             Management.


INTERESTED TRUSTEES AND OFFICERS

HERBERT M. ALLISON, JR.(1)        Chairman,    Indefinite term.     Chairman, President and Chief      51      Board Member,
TIAA-CREF                         President                         Executive Officer of CREF,                 Forbes.com, Inc.
730 Third Avenue                  and Chief                         TIAA-CREF Mutual Funds,
New York, NY 10017-3206           Executive                         TIAA-CREF Institutional Mutual
Age: 59                           Officer                           Funds, TIAA-CREF Life Funds
                                                                    and TIAA Separate Account VA-1
                                                                    (these funds are collectively
                                                                    referred to as the "TIAA-CREF
                                                                    Funds") and TIAA. Formerly,
                                                                    President and Chief Executive
                                                                    Officer of University Alliance
                                                                    for Life-Long Learning, Inc.,
                                                                    2000 - October 2002. National
                                                                    Finance Chairman, Presidential
                                                                    Campaign of Senator John
                                                                    McCain, 1999 - 2000.
                                                                    President, Chief Operating
                                                                    Officer and Member of the
                                                                    Board of Directors of Merrill
                                                                    Lynch & Co., Inc., 1997 -
                                                                    1999.

MARTIN L. LEIBOWITZ(1)            Vice         Indefinite term.     Vice Chairman and Chief            51      None
TIAA-CREF                         Chairman     Trustee and          Investment Officer of the
730 Third Avenue                  and Chief    Chief Investment     TIAA-CREF Funds. Vice Chairman
New York, NY 10017-3206           Investment   Officer since        and Chief Investment Officer
Age: 66                           Officer      1999.                of TIAA. Member of Board of
                                               Indefinite term      Managers and President of
                                               as officer.          TIAA-CREF Investment
                                                                    Management, LLC ("Investment
                                                                    Management"). Director and
                                                                    President of Teachers
                                                                    Advisors, Inc. ("Advisors").
                                                                    Director of TIAA-CREF Life
                                                                    Insurance Company ("TIAA-CREF
                                                                    Life").


122  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

------------------------------------------------------------------------------------------------------------------------------------
Name, Address and Age             Position(s)  Term of Office       Principal Occupation(s)       Number of    Other Directorships
                                  Held with    and Length of        During Past 5 Years           Portfolios   Held by Trustee
                                  Fund         Time Served                                        in Fund
                                                                                                  Complex
                                                                                                  Overseen
                                                                                                  by Trustee
------------------------------------------------------------------------------------------------------------------------------------

BEVIS LONGSTRETH(2)               Trustee      Indefinite term.     Retired Partner, Debevoise &       51      Member of the Board
Debevoise & Plimpton                           Trustee since 1999.  Plimpton. Formerly, Partner                of Directors of
919 Third Avenue                                                    and Of Counsel of Debevoise &              AMVESCAP, PLC and
New York, NY 10022-6225                                             Plimpton, Adjunct Professor at             Chairman of the
Age: 68                                                             Columbia University School of              Finance Committee of
                                                                    Law and Commissioner of the                the Rockefeller
                                                                    U.S. Securities and Exchange               Family Fund
                                                                    Commission.

RICHARD J. ADAMSKI(1)             Vice         Indefinite term.     Vice President and Treasurer       N/A     N/A
TIAA-CREF                         President    Vice President       of the TIAA-CREF Funds and
730 Third Avenue                  and          and Treasurer        TIAA. Vice President and
New York, NY 10017-3206           Treasurer    since 1999.          Treasurer of Investment
Age: 61                                                             Management, TIAA-CREF
                                                                    Individual & Institutional
                                                                    Services, Inc. ("Services"),
                                                                    Teachers Personal Investors
                                                                    Services, Inc. ("TPIS"),
                                                                    Advisors, TIAA-CREF Life, and
                                                                    TIAA-CREF Tuition Financing,
                                                                    Inc. ("Tuition Financing").

C. VICTORIA APTER(1)              Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Formerly, Vice President,
New York, NY 10017-3206                        2000.                Retirement Services, CREF and
Age: 60                                                             TIAA.

SCOTT C. EVANS(1)                 Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds. Executive
730 Third Avenue                  President    President since      Vice President of Investment
New York, NY 10017-3206                        1999.                Management and Advisors and
Age: 43                                                             Director of TIAA-CREF Life.

MARTIN E. GALT, III(1)            President    Indefinite term.     Executive Vice President and       N/A     N/A
TIAA-CREF                                      Executive Vice       President, TIAA-CREF
730 Third Avenue                               President since      Investment Products, CREF and
New York, NY 10017-3206                        2000.                TIAA. President of TIAA-CREF
Age: 60                                                             Mutual Funds, TIAA-CREF
                                                                    Institutional Mutual Funds,
                                                                    TIAA-CREF Life Funds and TIAA
                                                                    Separate Account VA-1.
                                                                    Formerly, Executive Vice
                                                                    President and President,
                                                                    Institutional Investments,
                                                                    Bank of America, and Principal
                                                                    Investment Officer,
                                                                    NationsBank. Director and
                                                                    President of Tuition Financing
                                                                    and TPIS and Director of
                                                                    TIAA-CREF Life and TIAA-CREF
                                                                    Trust Company.

RICHARD L. GIBBS(1)               Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Executive Vice President,
New York, NY 10017-3206                        1999.                Investment Management,
Age: 55                                                             Advisors and Tuition Financing
                                                                    and Director of TIAA-CREF Life
                                                                    and Tuition Financing.

DON W. HARRELL(1)                 Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Director of TIAA-CREF Life.
New York, NY 10017-3206                        1999.
Age: 64

IRA J. HOCH(1)                    Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Formerly, Vice President,
New York, NY 10017-3206                        2000.                Retirement Services, CREF and
Age: 52                                                             TIAA.

MATINA S. HORNER(1)               Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Director of TIAA-CREF Life.
New York, NY 10017-3206                        1999.
Age: 63

E. LAVERNE  JONES(1)              Vice         Indefinite  term.    Vice President and                 N/A     N/A
TIAA-CREF                         President    Vice President and   Corporate Secretary of the
730 Third Avenue                  and          Corporate            TIAA-CREF Funds and TIAA.
New York, NY 10017-3206           Corporate    Secretary since
Age: 53                           Secretary    1999.

                    2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  123

------------------------------------------------------------------------------------------------------------------------------------
Name, Address and Age             Position(s)  Term of Office       Principal Occupation(s)       Number of    Other Directorships
                                  Held with    and Length of        During Past 5 Years           Portfolios   Held by Trustee
                                  Fund         Time Served                                        in Fund
                                                                                                  Complex
                                                                                                  Overseen
                                                                                                  by Trustee
------------------------------------------------------------------------------------------------------------------------------------

HARRY I. KLARISTENFELD(1)         Executive    Indefinite Term.     Executive Vice President and       N/A     N/A
TIAA-CREF                         Vice         Executive Vice       Chief Actuary of the TIAA-CREF
730 Third Avenue                  President    President and Chief  Funds and TIAA. Formerly, Vice
New York, NY 10017-3206           and Chief    Actuary since 2000.  President and Chief Actuary,
Age: 52                           Actuary                           Retirement Services, CREF and
                                                                    TIAA. Executive Vice President
                                                                    and Chief Actuary of Services.

FRANCES NOLAN(1)                  Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Formerly, Vice President,
New York, NY 10017-3206                        2000                 Retirement Services, CREF and
Age: 45                                                             TIAA.

BERTRAM L. SCOTT(1)               Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA
730 Third Avenue                  President    President since      and Chairman, President and
New York, NY 10017-3206                        2000.                Chief Executive Officer of
Age: 51                                                             TIAA-CREF Life. Formerly,
                                                                    President and Chief Executive
                                                                    Officer, Horizon Mercy.

DEANNE J. SHALLCROSS(1)           Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Formerly, Vice President,
New York, NY 10017-3206                        1999.                Marketing, CREF and TIAA.
Age: 53                                                             Executive Vice President of
                                                                    Services.

DAVID A. SHUNK(1)                 Executive    Indefinite term.     Executive Vice President of
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Formerly, Vice President,
New York, NY 10017-3206                        1999.                Institutional & Individual
Age: 55                                                             Consulting Services, CREF and
                                                                    TIAA. President and Chief
                                                                    Executive Officer of Services
                                                                    and Director of TIAA-CREF
                                                                    Trust Company.

JOHN A. SOMERS(1)                 Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Executive Vice President of
New York, NY 10017-3206                        1999.                Investment Management and
Age: 58                                                             Advisors and Director of
                                                                    TIAA-CREF Life.

CHARLES H. STAMM(1)               Executive    Indefinite term.     Executive Vice President and       N/A     N/A
TIAA-CREF                         Vice         Executive Vice       General Counsel of the
730 Third Avenue                  President    President since      TIAA-CREF Funds and TIAA.
New York, NY 10017-3206                        1999.                Trustee of Services. Director
Age: 64                                                             of TPIS, Advisors, TIAA-CREF
                                                                    Trust Company, Tuition
                                                                    Financing and TIAA-CREF Life.
                                                                    Member of Board of Managers of
                                                                    Investment Management.

MARY ANN WERNER(1)                Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       TIAA-CREF Funds and TIAA and
730 Third Avenue                  President    President since      President, TIAA Shared
New York, NY 10017-3206                        2000.                Services. Formerly, Vice
Age: 57                                                             President, CREF and TIAA.
                                                                    Executive Vice President of
                                                                    Services and Director of
                                                                    TIAA-CREF Life.

JAMES A. WOLF(1)                  Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA
730 Third Avenue                  President    President since      and President, TIAA Retirement
New York, NY 10017-3206                        2000.                Services. Formerly, Vice
Age: 57                                                             President, Retirement
                                                                    Services, CREF and TIAA.
                                                                    Trustee of Services and
                                                                    Director of TIAA-CREF Life.

(1) The following individuals are "interested persons" under the 1940 Act because they are officers of the TIAA-CREF Institutional Mutual Funds:
     Mses. Apter, Horner, Jones, Nolan, Shallcross and Werner; and Messrs. Adamski, Allison, Evans, Galt, Gibbs, Harrell, Hoch, Klaristenfeld, Leibowitz, Scott, Shunk, Somers, Stamm and Wolf.

(2) Mr. Longstreth may be considered an "interested person" under the 1940 Act because he is associated with a law firm that has acted as counsel to the TIAA-CREF Institutional Mutual Funds or their affiliates.

124  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

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